UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Semiannual Report

September 30, 2008

Columbia Asset Allocation Fund II

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Investment Portfolio	5

Statement of Assets and Liabilities	14

Statement of Operations	15

Statement of Changes in Net Assets	16

Financial Highlights	18

Notes to Financial Statements	22

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund and hope you will find the portfolio management details, discussions and performance information helpful in monitoring your investments. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■   Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■   News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■   Monthly and quarterly performance information.

■   Portfolio holdings. Full holdings are updated monthly for money market funds except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■   Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■   Mutual fund account details with balances, dividend and transaction information

■   Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■   On-line transactions including purchases, exchanges and redemptions

■   Account maintenance for updating your address and dividend payment options

■   Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com/investor.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Fund Profile – Columbia Asset Allocation Fund II

Summary

■   For the six-month period that ended September 30, 2008, the fund's Class A shares returned negative 9.80% without sales charge. The fund's benchmarks, the Russell 1000 Index and the Lehman Brothers U.S. Aggregate Bond Index, returned negative 11.06% and negative 1.50%, respectively, for the period.1 The average return of its peer group, the Lipper Mixed Asset Target Allocation Growth Classification, was negative 10.49%.2 The fund stemmed losses by reducing its exposure to the stock market from 63.3% to 60.6% and raising the fixed income allocation commensurately.

■   The six-month period covered by this report was the most difficult in recent memory for investors. Stock prices plummeted and the credit markets seized up under the uncertainty of the federal government's rescue plan and weak economic news. In this environment, the best performing sector in the equity portion of the portfolio was financials, primarily because the fund had less exposure than the index to weak performers such as Federal Home Loan Mortgage, Washington Mutual, Inc. (both holdings were sold during the period) and American International Group, Inc. (less than 0.1% of net assets). Materials, technology and industrials were the portfolio's worst performing sectors and certain overweighted stock positions amplified their negative results in the portfolio, including Freeport-McMoRan Copper & Gold, Inc., CF Industries Holdings, Inc., MEMC Electronic Materials, Inc. and Oshkosh Corp. (0.3%, 0.3%, 0.2% and 0.4% of net assets, respectively).

■   Within the fixed income portion of the portfolio, we made incremental changes in duration that aided performance because interest rates proved volatile. Duration is a measure of interest rate sensitivity. We did well to underweight corporate bonds, and within the sector, to underweight insurance, a weak performer. The fund's position in agency mortgage-backed securities aided performance. By contrast, an overweight in higher-yielding, non-Treasury sectors, in general, hampered performance because Treasuries outperformed almost all other bonds during the period. An overweight in AAA-rated3 commercial mortgage-backed securities also hurt performance as the group lagged other investment-grade sectors.

■   As the economic landscape weakened, the investment model that drives the fund's stock allocation and selection lagged the rapid and significant change taking place in the markets. However, over longer periods of time, we believe our approach has the potential to produce attractive returns by identifying what we believe to be higher quality, more attractively valued companies within each economic sector. In an environment of slower growth, we have positioned the fund's fixed income allocation to emphasize higher quality corporates and defensive sectors as well as those securitized sectors that we believe have become attractively valued.

1The Russell 1000 Index measures the performance of 1,000 of the largest US companies, based on market capitalization. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

3The credit quality ratings represent those of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Ratings ("Fitch") credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security's credit quality does not eliminate risk.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–9.80%

Class A shares (without sales charge)

–11.06%

Russell 1000 Index

–1.50%

Lehman Brothers U.S. Aggregate Bond Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth.) All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 08/31/08.

1

Fund Profile (continued) – Columbia Asset Allocation Fund II

Portfolio Management

Vikram J. Kuriyan has managed the equity portion of the fund since February 2005 and has been with the advisor or its predecessors or affiliate organizations since 2000.

Leonard A. Aplet has managed the fixed-income portion of the fund since February 2004 and has been with the advisor or its predecessors or affiliate organizations since 1987.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

2

Performance Information – Columbia Asset Allocation Fund II

Performance of a $10,000 investment 10/01/98 – 09/30/08 ($)

Sales charge	without	with
Class A	12,933	12,191
Class B	11,979	11,979
Class C	11,986	11,986
Class Z	13,373	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Asset Allocation Fund II during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Inception	01/18/94		07/15/98		11/11/96		05/21/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–9.80	–15.00	–10.10	–14.56	–10.11	–11.00	–9.66
1-year	–17.31	–22.08	–17.89	–21.94	–17.91	–18.72	–17.06
5-year	3.44	2.23	2.67	2.31	2.67	2.67	3.70
10-year	2.61	2.00	1.82	1.82	1.83	1.83	2.95

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class Z shares commenced operations on May 21, 1999 and have no performance prior to that date. Performance prior to May 21, 1999 is that of Class A shares at net asset value, which reflect distribution and service (Rule 12b-1) fees of 0.25%. These distribution and service (Rule 12b-1) fees are not applicable to Class Z shares. The inception date for Class A shares is January 18, 1994.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.30
Class B	2.05
Class C	2.05
Class Z	1.05

* The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/08 ($)
Class A	19.98
Class B	19.82
Class C	19.80
Class Z	19.94

Distributions declared per share

04/01/08 – 09/30/08 ($)
Class A	0.23
Class B	0.15
Class C	0.15
Class Z	0.26

3

Understanding Your Expenses – Columbia Asset Allocation Fund II

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/08 - 09/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	901.98	1,018.60	6.15	6.53	1.29
Class B	1,000.00	1,000.00	899.02	1,014.84	9.71	10.30	2.04
Class C	1,000.00	1,000.00	898.92	1,014.84	9.71	10.30	2.04
Class Z	1,000.00	1,000.00	903.39	1,019.85	4.96	5.27	1.04

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Asset Allocation Fund II

September 30, 2008 (Unaudited)

Common Stocks – 60.6%
	Shares	Value ($)
Consumer Discretionary – 5.5%
Diversified Consumer Services – 0.4%
Apollo Group, Inc., Class A (a)	2,400	142,320
DeVry, Inc.	2,300	113,942
Weight Watchers International, Inc.	6,300	230,580
Diversified Consumer Services Total		486,842
Hotels, Restaurants & Leisure – 1.1%
Brinker International, Inc.	11,200	200,368
Burger King Holdings, Inc.	900	22,104
Darden Restaurants, Inc.	1,400	40,082
International Game Technology, Inc.	4,000	68,720
McDonald's Corp.	7,800	481,260
Royal Caribbean Cruises Ltd.	2,600	53,950
Wyndham Worldwide Corp.	3,400	53,414
Yum! Brands, Inc.	7,200	234,792
Hotels, Restaurants & Leisure Total		1,154,690
Household Durables – 0.4%
KB Home	200	3,936
NVR, Inc. (a)	700	400,400
Household Durables Total		404,336
Media – 1.8%
CBS Corp., Class B	6,800	99,144
DIRECTV Group, Inc. (a)	18,000	471,060
DISH Network Corp., Class A (a)	7,600	159,600
Gannett Co., Inc.	4,800	81,168
McGraw-Hill Companies, Inc.	4,400	139,084
News Corp., Class A	900	10,791
Time Warner, Inc.	16,600	217,626
Viacom, Inc., Class B (a)	17,200	427,248
Walt Disney Co.	11,000	337,590
Media Total		1,943,311
Multiline Retail – 0.1%
Big Lots, Inc. (a)	100	2,783
Dollar Tree Stores, Inc. (a)	100	3,636
Macy's, Inc.	6,300	113,274
Multiline Retail Total		119,693
Specialty Retail – 1.5%
Abercrombie & Fitch Co., Class A	4,300	169,635
Autozone, Inc. (a)	1,100	135,674
Best Buy Co., Inc.	7,400	277,500
GameStop Corp., Class A (a)	800	27,368
Gap, Inc.	18,400	327,152
Home Depot, Inc.	18,500	478,965
RadioShack Corp.	1,800	31,104
Sherwin-Williams Co.	600	34,296
TJX Companies, Inc.	4,200	128,184
Specialty Retail Total		1,609,878

	Shares	Value ($)
Textiles, Apparel & Luxury Goods – 0.2%
Coach, Inc. (a)	9,700	242,888
Textiles, Apparel & Luxury Goods Total		242,888
Consumer Discretionary Total		5,961,638
Consumer Staples – 6.7%
Beverages – 1.5%
Coca-Cola Co.	13,500	713,880
Coca-Cola Enterprises, Inc.	11,000	184,470
Hansen Natural Corp. (a)	900	27,225
Pepsi Bottling Group, Inc.	4,400	128,348
PepsiCo, Inc.	7,900	563,033
Beverages Total		1,616,956
Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	400	25,972
CVS Caremark Corp.	10,200	343,332
Kroger Co.	15,500	425,940
Safeway, Inc.	1,000	23,720
SUPERVALU, Inc.	4,600	99,820
Sysco Corp.	4,100	126,403
Wal-Mart Stores, Inc.	10,700	640,823
Walgreen Co.	800	24,768
Food & Staples Retailing Total		1,710,778
Food Products – 0.2%
Bunge Ltd.	100	6,318
Dean Foods Co. (a)	2,900	67,744
H.J. Heinz Co.	1,600	79,952
Kellogg Co.	2,500	140,250
Food Products Total		294,264
Household Products – 1.5%
Church and Dwight Co., Inc.	1,300	80,717
Colgate-Palmolive Co.	1,200	90,420
Kimberly-Clark Corp.	3,700	239,908
Procter & Gamble Co.	18,300	1,275,327
Household Products Total		1,686,372
Personal Products – 0.3%
Avon Products, Inc.	1,700	70,669
Estee Lauder Companies, Inc., Class A	100	4,991
Herbalife Ltd.	6,200	245,024
Personal Products Total		320,684
Tobacco – 1.6%
Altria Group, Inc.	33,800	670,592
Philip Morris International, Inc.	14,300	687,830
Reynolds American, Inc.	7,300	354,926
Tobacco Total		1,713,348
Consumer Staples Total		7,342,402

See Accompanying Notes to Financial Statements.

5

Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Energy – 8.0%
Energy Equipment & Services – 0.9%
Diamond Offshore Drilling, Inc.	800	82,448
ENSCO International, Inc.	3,600	207,468
FMC Technologies, Inc. (a)	1,100	51,205
Halliburton Co.	7,100	229,969
Patterson-UTI Energy, Inc.	9,200	184,184
Schlumberger Ltd.	2,100	163,989
Energy Equipment & Services Total		919,263
Oil, Gas & Consumable Fuels – 7.1%
Anadarko Petroleum Corp.	400	19,404
Apache Corp.	4,600	479,688
Chevron Corp.	15,200	1,253,696
Cimarex Energy Co.	4,100	200,531
ConocoPhillips	12,600	922,950
Devon Energy Corp.	1,700	155,040
Encore Acquisition Co. (a)	2,100	87,738
EOG Resources, Inc.	2,300	205,758
Exxon Mobil Corp.	31,300	2,430,758
Hess Corp.	4,000	328,320
Marathon Oil Corp.	7,200	287,064
Murphy Oil Corp.	1,200	76,968
Newfield Exploration Co. (a)	1,000	31,990
Noble Energy, Inc.	1,000	55,590
Occidental Petroleum Corp.	8,300	584,735
Sunoco, Inc.	1,500	53,370
Valero Energy Corp.	10,200	309,060
W&T Offshore, Inc.	8,300	226,507
XTO Energy, Inc.	600	27,912
Oil, Gas & Consumable Fuels Total		7,737,079
Energy Total		8,656,342
Financials – 9.4%
Capital Markets – 2.0%
Ameriprise Financial, Inc.	1,200	45,840
Bank of New York Mellon Corp.	4,700	153,126
BlackRock, Inc., Class A	600	116,700
Charles Schwab Corp.	12,200	317,200
Franklin Resources, Inc.	900	79,317
Goldman Sachs Group, Inc.	5,100	652,800
Janus Capital Group, Inc.	3,700	89,836
Legg Mason, Inc.	100	3,806
MF Global Ltd. (a)	200	868
Morgan Stanley	10,200	234,600
Northern Trust Corp.	2,200	158,840
State Street Corp.	2,900	164,952
T Rowe Price Group, Inc.	2,200	118,162
Capital Markets Total		2,136,047

	Shares	Value ($)
Commercial Banks – 1.7%
BB&T Corp.	6,300	238,140
Comerica, Inc.	900	29,511
SunTrust Banks, Inc.	4,800	215,952
U.S. Bancorp	14,400	518,688
Wachovia Corp.	10,400	36,400
Wells Fargo & Co.	22,000	825,660
Commercial Banks Total		1,864,351
Consumer Finance – 0.3%
American Express Co.	7,600	269,268
Capital One Financial Corp.	1,100	56,100
Consumer Finance Total		325,368
Diversified Financial Services – 1.6%
Citigroup, Inc.	19,700	404,047
JPMorgan Chase & Co.	25,100	1,172,170
Moody's Corp.	3,400	115,600
Diversified Financial Services Total		1,691,817
Insurance – 2.5%
AFLAC, Inc.	5,000	293,750
Allstate Corp.	8,400	387,408
American Financial Group, Inc.	500	14,750
American International Group, Inc.	5,800	19,314
Arch Capital Group Ltd. (a)	1,300	94,939
Assurant, Inc.	1,100	60,500
Axis Capital Holdings Ltd.	5,500	174,405
Chubb Corp.	3,700	203,130
Endurance Specialty Holdings Ltd.	2,500	77,300
Everest Re Group Ltd.	400	34,612
Hartford Financial Services Group, Inc.	2,300	94,277
Loews Corp.	2,900	114,521
MetLife, Inc.	2,700	151,200
PartnerRe Ltd.	600	40,854
Principal Financial Group, Inc.	500	21,745
Progressive Corp.	2,500	43,500
Prudential Financial, Inc.	5,700	410,400
RenaissanceRe Holdings Ltd.	3,200	166,400
Travelers Companies, Inc.	6,400	289,280
Unum Group	2,900	72,790
XL Capital Ltd., Class A	100	1,794
Insurance Total		2,766,869
Real Estate Investment Trusts (REITs) – 1.1%
Annaly Capital Management, Inc.	16,100	216,545
AvalonBay Communities, Inc.	100	9,842
Boston Properties, Inc.	500	46,830
Equity Residential Property Trust	2,000	88,820
General Growth Properties, Inc.	10,800	163,080
Host Hotels & Resorts, Inc.	1,800	23,922
Kimco Realty Corp.	2,900	107,126

See Accompanying Notes to Financial Statements.

6

Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
ProLogis	3,900	160,953
Public Storage	300	29,703
Rayonier, Inc.	1,500	71,025
Simon Property Group, Inc.	3,200	310,400
Real Estate Investment Trusts (REITs) Total		1,228,246
Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.	2,400	104,352
Real Estate Management & Development Total		104,352
Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	4,100	75,645
Thrifts & Mortgage Finance Total		75,645
Financials Total		10,192,695
Health Care – 8.0%
Biotechnology – 2.0%
Amgen, Inc. (a)	9,900	586,773
Biogen Idec, Inc. (a)	8,600	432,494
Cephalon, Inc. (a)	7,300	565,677
Genzyme Corp. (a)	300	24,267
Gilead Sciences, Inc. (a)	12,400	565,192
Biotechnology Total		2,174,403
Health Care Equipment & Supplies – 1.7%
Baxter International, Inc.	2,300	150,949
Becton, Dickinson & Co.	2,000	160,520
Boston Scientific Corp. (a)	11,600	142,332
Hill-Rom Holdings, Inc.	9,700	294,007
Kinetic Concepts, Inc. (a)	5,500	157,245
Medtronic, Inc.	8,500	425,850
St. Jude Medical, Inc. (a)	4,900	213,101
Varian Medical Systems, Inc. (a)	600	34,278
Zimmer Holdings, Inc. (a)	2,900	187,224
Health Care Equipment & Supplies Total		1,765,506
Health Care Providers & Services – 0.7%
Aetna, Inc.	3,500	126,385
AmerisourceBergen Corp.	2,700	101,655
Cardinal Health, Inc.	2,200	108,416
McKesson Corp.	400	21,524
UnitedHealth Group, Inc.	5,700	144,723
WellPoint, Inc. (a)	6,100	285,297
Health Care Providers & Services Total		788,000
Life Sciences Tools & Services – 0.5%
Invitrogen Corp. (a)	4,700	177,660
Thermo Fisher Scientific, Inc. (a)	6,500	357,500
Life Sciences Tools & Services Total		535,160
Pharmaceuticals – 3.1%
Abbott Laboratories	1,100	63,338
Bristol-Myers Squibb Co.	1,000	20,850

	Shares	Value ($)
Eli Lilly & Co.	6,700	295,001
Forest Laboratories, Inc. (a)	10,900	308,252
Johnson & Johnson	16,700	1,156,976
King Pharmaceuticals, Inc. (a)	5,900	56,522
Merck & Co., Inc.	9,900	312,444
Pfizer, Inc.	56,500	1,041,860
Sepracor, Inc. (a)	600	10,986
Warner Chilcott Ltd. (a)	2,700	40,824
Wyeth	2,300	84,962
Pharmaceuticals Total		3,392,015
Health Care Total		8,655,084
Industrials – 7.0%
Aerospace & Defense – 1.6%
Boeing Co.	10,800	619,380
General Dynamics Corp.	400	29,448
Honeywell International, Inc.	5,400	224,370
Lockheed Martin Corp.	700	76,769
Northrop Grumman Corp.	7,000	423,780
Precision Castparts Corp.	900	70,902
Raytheon Co.	1,200	64,212
United Technologies Corp.	4,100	246,246
Aerospace & Defense Total		1,755,107
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	700	35,672
FedEx Corp.	2,000	158,080
United Parcel Service, Inc., Class B	7,100	446,519
Air Freight & Logistics Total		640,271
Commercial & Professional Services – 0.5%
Brink's Co.	1,100	67,122
R.R. Donnelley & Sons Co.	9,400	230,582
Steelcase, Inc., Class A	3,900	41,925
Waste Management, Inc.	5,900	185,791
Commercial & Professional Services Total		525,420
Construction & Engineering – 0.3%
Fluor Corp.	4,500	250,650
Shaw Group, Inc. (a)	3,100	95,263
Construction & Engineering Total		345,913
Electrical Equipment – 0.6%
Emerson Electric Co.	4,700	191,713
Rockwell Automation, Inc.	8,800	328,592
Roper Industries, Inc.	1,700	96,832
Electrical Equipment Total		617,137
Industrial Conglomerates – 1.4%
3M Co.	6,600	450,846
General Electric Co.	31,900	813,450

See Accompanying Notes to Financial Statements.

7

Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Textron, Inc.	600	17,568
Tyco International Ltd.	5,700	199,614
Industrial Conglomerates Total		1,481,478
Machinery – 1.0%
AGCO Corp. (a)	2,200	93,742
Caterpillar, Inc.	4,100	244,360
Cummins, Inc.	2,500	109,300
Dover Corp.	1,000	40,550
Illinois Tool Works, Inc.	2,100	93,345
Ingersoll-Rand Co., Ltd., Class A	3,100	96,627
Oshkosh Corp.	30,500	401,380
Terex Corp. (a)	100	3,052
Machinery Total		1,082,356
Professional Services – 0.4%
Dun & Bradstreet Corp.	1,000	94,360
Manpower, Inc.	6,900	297,804
Robert Half International, Inc.	900	22,275
Professional Services Total		414,439
Road & Rail – 0.6%
CSX Corp.	3,700	201,909
Hertz Global Holdings, Inc. (a)	7,400	56,018
J.B. Hunt Transport Services, Inc.	300	10,011
Ryder System, Inc.	6,600	409,200
Road & Rail Total		677,138
Trading Companies & Distributors – 0.0%
WESCO International, Inc. (a)	1,000	32,180
Trading Companies & Distributors Total		32,180
Industrials Total		7,571,439
Information Technology – 9.8%
Communications Equipment – 1.0%
Cisco Systems, Inc. (a)	38,400	866,304
Harris Corp.	200	9,240
QUALCOMM, Inc.	5,500	236,335
Communications Equipment Total		1,111,879
Computers & Peripherals – 2.7%
Apple, Inc. (a)	2,700	306,882
Hewlett-Packard Co.	17,400	804,576
International Business Machines Corp.	8,400	982,464
Seagate Technology	29,900	362,388
Sun Microsystems, Inc. (a)	25,800	196,080
Western Digital Corp. (a)	13,900	296,348
Computers & Peripherals Total		2,948,738
Internet Software & Services – 1.2%
Akamai Technologies, Inc. (a)	300	5,232
eBay, Inc. (a)	19,700	440,886

	Shares	Value ($)
Google, Inc., Class A (a)	800	320,416
Sohu.com, Inc. (a)	5,100	284,325
Yahoo!, Inc. (a)	16,100	278,530
Internet Software & Services Total		1,329,389
IT Services – 0.3%
Accenture Ltd., Class A	5,100	193,800
Affiliated Computer Services, Inc., Class A (a)	100	5,063
Computer Sciences Corp. (a)	1,800	72,342
Western Union Co.	1,200	29,604
IT Services Total		300,809
Semiconductors & Semiconductor Equipment – 1.6%
Analog Devices, Inc.	1,000	26,350
Applied Materials, Inc.	10,500	158,865
Intel Corp.	36,000	674,280
Linear Technology Corp.	1,600	49,056
LSI Corp. (a)	3,100	16,616
MEMC Electronic Materials, Inc. (a)	7,400	209,124
National Semiconductor Corp.	2,100	36,141
Texas Instruments, Inc.	24,800	533,200
Semiconductors & Semiconductor Equipment Total		1,703,632
Software – 3.0%
Adobe Systems, Inc. (a)	400	15,788
Autodesk, Inc. (a)	2,200	73,810
BMC Software, Inc. (a)	1,100	31,493
CA, Inc.	3,636	72,574
Compuware Corp. (a)	1,200	11,628
Intuit, Inc. (a)	3,800	120,118
Microsoft Corp.	67,800	1,809,582
Oracle Corp. (a)	39,800	808,338
Symantec Corp. (a)	16,700	326,986
Software Total		3,270,317
Information Technology Total		10,664,764
Materials – 2.2%
Chemicals – 1.2%
Celanese Corp., Series A	6,000	167,460
CF Industries Holdings, Inc.	3,200	292,672
Chemtura Corp.	8,800	40,128
Dow Chemical Co.	4,100	130,298
E.I. Du Pont de Nemours & Co.	1,900	76,570
Eastman Chemical Co.	400	22,024
Monsanto Co.	2,700	267,246
Mosaic Co.	3,300	224,466
Terra Industries, Inc.	2,600	76,440
Chemicals Total		1,297,304

See Accompanying Notes to Financial Statements.

8

Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Containers & Packaging – 0.1%
Owens-Illinois, Inc. (a)	2,300	67,620
Containers & Packaging Total		67,620
Metals & Mining – 0.9%
AK Steel Holding Corp.	3,800	98,496
Alcoa, Inc.	2,700	60,966
Allegheny Technologies, Inc.	1,800	53,190
Freeport-McMoRan Copper & Gold, Inc.	5,000	284,250
Nucor Corp.	6,500	256,750
Reliance Steel & Aluminum Co.	4,300	163,271
United States Steel Corp.	1,000	77,610
Metals & Mining Total		994,533
Paper & Forest Products – 0.0%
International Paper Co.	500	13,090
Paper & Forest Products Total		13,090
Materials Total		2,372,547
Telecommunication Services – 1.7%
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	30,000	837,600
Embarq Corp.	1,100	44,605
Verizon Communications, Inc.	20,800	667,472
Diversified Telecommunication Services Total		1,549,677
Wireless Telecommunication Services – 0.3%
Crown Castle International Corp. (a)	1,600	46,352
Sprint Nextel Corp.	49,600	302,560
Wireless Telecommunication Services Total		348,912
Telecommunication Services Total		1,898,589
Utilities – 2.3%
Electric Utilities – 1.2%
American Electric Power Co., Inc.	900	33,327
Duke Energy Corp.	7,000	122,010
Edison International	5,400	215,460
Exelon Corp.	3,200	200,384
FirstEnergy Corp.	6,500	435,435
FPL Group, Inc.	2,900	145,870
Pepco Holdings, Inc.	5,500	126,005
Electric Utilities Total		1,278,491
Gas Utilities – 0.4%
Energen Corp.	5,800	262,624
ONEOK, Inc.	3,800	130,720
Questar Corp.	2,100	85,932
Gas Utilities Total		479,276

	Shares	Value ($)
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (a)	1,400	16,366
Constellation Energy Group, Inc.	4,500	109,350
Independent Power Producers & Energy Traders Total		125,716
Multi-Utilities – 0.6%
CenterPoint Energy, Inc.	12,200	177,754
Consolidated Edison, Inc.	600	25,776
Integrys Energy Group, Inc.	1,100	54,934
NiSource, Inc.	8,000	118,080
PG&E Corp.	2,300	86,135
Public Service Enterprise Group, Inc.	4,200	137,718
Sempra Energy	100	5,047
Multi-Utilities Total		605,444
Utilities Total		2,488,927
Total Common Stocks (Cost of $63,927,891)		65,804,427
Mortgage-Backed Securities – 14.9%
	Par ($)
Federal Home Loan Mortgage Corp.
5.000% 07/01/20	223,799	222,746
5.000% 06/01/37	936,434	912,766
5.500% 01/01/21	158,468	159,930
5.500% 07/01/21	123,708	124,695
5.500% 09/01/37	915,001	910,867
6.000% 12/01/37	1,150,000	1,165,236
6.500% 07/01/29	116,559	120,669
6.500% 11/01/37	1,316,001	1,350,882
6.500% 11/01/32	229,837	237,509
8.000% 09/01/25	34,684	37,673
Federal Home Loan Mortgage Corp., TBA
5.000% 10/01/38	1,365,000	1,329,595
Federal National Mortgage Association
5.000% 10/01/20	311,979	311,056
5.000% 04/01/38	1,057,258	1,030,867
5.199% 08/01/36 (b)	26,265	26,724
5.500% 04/01/36	156,254	155,963
5.500% 11/01/36	359,162	358,494
5.500% 05/01/37	837,964	836,358
5.500% 06/01/37	2,265,852	2,261,508
6.000% 04/01/36	174,694	177,145
6.000% 06/01/36	338,002	342,744
6.000% 10/01/36	1,318,702	1,337,202
6.000% 11/01/36	485,320	492,128
6.000% 03/01/37	629,590	638,387
6.000% 10/01/37	933,849	946,897

See Accompanying Notes to Financial Statements.

9

Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

Mortgage-Backed Securities (continued)
	Par ($)	Value ($)
6.500% 09/01/34	11,647	11,990
6.500% 01/01/37	6,389	6,558
6.500% 10/01/37	465,816	478,148
7.500% 10/01/11	21,525	22,505
8.500% 08/01/11	18,477	19,284
10.000% 09/01/18	43,623	50,117
Government National Mortgage Association
7.500% 12/15/23	20,760	22,407
Total Mortgage-Backed Securities (Cost of $15,958,035)		16,099,050
Government & Agency Obligations – 5.4%
Foreign Government Obligations – 0.8%
Province of Ontario
3.125% 09/08/10	350,000	352,551
Province of Quebec
5.000% 07/17/09	325,000	330,746
United Mexican States
7.500% 04/08/33	191,000	208,668
Foreign Government Obligations Total		891,965
U.S. Government Agencies – 1.4%
Federal Home Loan Bank
5.500% 08/13/14	800,000	842,367
Federal Home Loan Mortgage Corp.
5.500% 08/23/17	450,000	476,112
Federal National Mortgage Association
5.000% 10/15/11	200,000	208,975
5.375% 08/15/09 (c)	45,000	45,855
U.S. Government Agencies Total		1,573,309
U.S. Government Obligations – 3.2%
U.S. Treasury Bonds
5.375% 02/15/31	1,846,000	2,097,661
7.250% 05/15/16	625,000	773,682
U.S. Treasury Inflation Indexed Bond
3.500% 01/15/11	537,034	558,474
U.S. Government Obligations Total		3,429,817
Total Government & Agency Obligations (Cost of $5,747,528)		5,895,091
Corporate Fixed-Income Bonds & Notes – 8.0%
Basic Materials – 0.3%
Chemicals – 0.1%
EI Du Pont de Nemours & Co.
5.000% 07/15/13	135,000	132,966
Chemicals Total		132,966

	Par ($)	Value ($)
Iron/Steel – 0.2%
Nucor Corp.
5.850% 06/01/18	165,000	157,150
Iron/Steel Total		157,150
Basic Materials Total		290,116
Communications – 1.2%
Media – 0.4%
Comcast Cable Holdings LLC
9.875% 06/15/22	51,000	57,579
Comcast Corp.
7.050% 03/15/33	100,000	89,687
News America, Inc.
6.550% 03/15/33	125,000	112,032
Time Warner Cable, Inc.
7.300% 07/01/38	150,000	133,434
Viacom, Inc.
6.125% 10/05/17	60,000	54,431
Media Total		447,163
Telecommunication Services – 0.8%
AT&T, Inc.
5.100% 09/15/14	175,000	163,676
British Telecommunications PLC
5.150% 01/15/13	125,000	116,659
New Cingular Wireless Services, Inc.
8.750% 03/01/31	112,000	123,834
Telefonica Emisones SAU
5.984% 06/20/11	150,000	148,356
Verizon Global Funding Corp.
7.750% 12/01/30	175,000	165,320
Vodafone Group PLC
5.000% 12/16/13	150,000	141,601
Telecommunication Services Total		859,446
Communications Total		1,306,609
Consumer Cyclical – 0.3%
Lodging – 0.1%
Marriott International, Inc.
5.625% 02/15/13	125,000	117,903
Lodging Total		117,903
Retail – 0.2%
CVS Caremark Corp.
5.750% 06/01/17	100,000	93,449
Wal-Mart Stores, Inc.
5.800% 02/15/18	150,000	146,537
Retail Total		239,986
Consumer Cyclical Total		357,889

See Accompanying Notes to Financial Statements.

10

Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Consumer Non-Cyclical – 0.5%
Beverages – 0.1%
Diageo Capital PLC
5.750% 10/23/17	150,000	143,942
Beverages Total		143,942
Food – 0.2%
ConAgra Foods, Inc.
6.750% 09/15/11	95,000	98,489
Kraft Foods, Inc.
6.500% 08/11/17	100,000	96,220
Food Total		194,709
Household Products/Wares – 0.1%
Fortune Brands, Inc.
5.375% 01/15/16	100,000	90,779
Household Products/Wares Total		90,779
Pharmaceuticals – 0.1%
Wyeth
5.500% 02/01/14	150,000	148,691
Pharmaceuticals Total		148,691
Consumer Non-Cyclical Total		578,121
Energy – 0.9%
Oil & Gas – 0.4%
Canadian Natural Resources Ltd.
5.700% 05/15/17	125,000	109,274
Nexen, Inc.
5.875% 03/10/35	150,000	112,311
Talisman Energy, Inc.
6.250% 02/01/38	135,000	104,852
Valero Energy Corp.
6.875% 04/15/12	125,000	128,355
Oil & Gas Total		454,792
Oil & Gas Services – 0.2%
Halliburton Co.
5.900% 09/15/18	150,000	147,998
Weatherford International Ltd.
5.150% 03/15/13	100,000	96,305
Oil & Gas Services Total		244,303
Pipelines – 0.3%
Plains All American Pipeline LP/PAA Finance Corp.
6.650% 01/15/37	140,000	114,678
TransCanada Pipelines Ltd.
6.350% 05/15/67 (b)	185,000	146,350
Pipelines Total		261,028
Energy Total		960,123

	Par ($)	Value ($)
Financials – 3.0%
Banks – 1.3%
Bank of New York Mellon Corp.
5.125% 08/27/13	160,000	152,535
Citigroup, Inc.
5.000% 09/15/14	190,000	145,675
Credit Suisse
6.000% 02/15/18	175,000	152,460
Deutsche Bank AG
4.875% 05/20/13	200,000	191,035
JPMorgan Chase & Co.
6.000% 01/15/18	240,000	218,849
SunTrust Preferred Capital I
5.853% 12/15/11 (b)	165,000	90,750
USB Capital IX
6.189% 04/15/49 (b)	285,000	139,650
Wachovia Corp.
4.875% 02/15/14	250,000	153,449
Wells Fargo & Co.
5.250% 10/23/12	140,000	134,379
Banks Total		1,378,782
Diversified Financial Services – 1.1%
AGFC Capital Trust I
6.000% 01/15/67 (b)(d)	210,000	56,408
American Express Credit Corp.
5.875% 05/02/13	175,000	161,288
Capital One Financial Corp.
5.500% 06/01/15	250,000	205,410
General Electric Capital Corp.
5.000% 01/08/16	175,000	148,197
Goldman Sachs Group, Inc.
6.345% 02/15/34	250,000	164,268
HSBC Finance Corp.
5.000% 06/30/15	175,000	156,216
Lehman Brothers Holdings, Inc.
5.750% 07/18/11 (e)(f)	150,000	18,750
Merrill Lynch & Co., Inc.
6.050% 08/15/12	200,000	187,527
Morgan Stanley
4.750% 04/01/14	225,000	119,271
Diversified Financial Services Total		1,217,335
Insurance – 0.4%
Chubb Corp.
5.750% 05/15/18	50,000	46,335
Principal Life Income Funding Trusts
5.300% 04/24/13	110,000	109,655
Prudential Financial, Inc.
6.000% 12/01/17	125,000	111,425

See Accompanying Notes to Financial Statements.

11

Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
UnitedHealth Group, Inc.
5.250% 03/15/11	115,000	114,332
Insurance Total		381,747
Real Estate – 0.0%
ERP Operating LP
5.200% 04/01/13	16,000	14,558
Real Estate Total		14,558
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
6.450% 06/25/12	58,000	54,389
Simon Property Group LP
5.750% 12/01/15	200,000	189,015
Real Estate Investment Trusts (REITs) Total		243,404
Financials Total		3,235,826
Industrials – 0.5%
Aerospace & Defense – 0.1%
United Technologies Corp.
5.375% 12/15/17	120,000	115,995
Aerospace & Defense Total		115,995
Machinery – 0.1%
Caterpillar Financial Services Corp.
5.450% 04/15/18	150,000	134,195
Machinery Total		134,195
Transportation – 0.3%
Burlington Northern Santa Fe Corp.
6.200% 08/15/36	100,000	91,837
Union Pacific Corp.
3.875% 02/15/09	125,000	123,174
United Parcel Service, Inc.
4.500% 01/15/13	100,000	101,081
Transportation Total		316,092
Industrials Total		566,282
Technology – 0.3%
Networking Equipment – 0.2%
Cisco Systems, Inc.
5.250% 02/22/11	150,000	153,125
Networking Equipment Total		153,125
Software – 0.1%
Oracle Corp.
6.500% 04/15/38	150,000	136,371
Software Total		136,371
Technology Total		289,496

	Par ($)	Value ($)
Utilities – 1.0%
Electric – 0.8%
Commonwealth Edison Co.
5.950% 08/15/16	125,000	118,051
Consolidated Edison Co. of New York, Inc.
5.850% 04/01/18	150,000	142,409
Indiana Michigan Power Co.
5.650% 12/01/15	200,000	184,709
NY State Electric & Gas Corp.
5.750% 05/01/23	18,000	15,817
Pacific Gas & Electric Co.
5.800% 03/01/37	100,000	85,299
Progress Energy, Inc.
7.750% 03/01/31	125,000	128,381
Public Service Electric & Gas Co.
4.000% 11/01/08	57,000	56,919
Southern California Edison Co.
5.000% 01/15/14	125,000	122,297
Electric Total		853,882
Gas – 0.2%
Atmos Energy Corp.
6.350% 06/15/17	110,000	103,510
Sempra Energy
4.750% 05/15/09	150,000	150,007
Gas Total		253,517
Utilities Total		1,107,399
Total Corporate Fixed-Income Bonds & Notes (Cost of $10,125,912)		8,691,861
Collateralized Mortgage Obligations – 6.0%
Agency – 1.6%
Federal Home Loan Mortgage Corp.
4.500% 03/15/21	1,100,000	1,096,226
Federal National Mortgage Association
5.500% 08/25/17	278,916	282,379
6.000% 04/25/17	239,273	246,743
7.000% 01/25/21	20,646	21,742
Vendee Mortgage Trust
I.O.:
0.305% 03/15/29 (b)	7,124,418	70,648
0.440% 03/15/28 (b)	4,978,635	78,840
Agency Total		1,796,578
Non-Agency – 4.4%
Bear Stearns Adjustable Rate Mortgage Trust
5.509% 02/25/47 (b)	913,516	638,066
Countrywide Alternative Loan Trust
5.250% 03/25/35	757,202	618,224

See Accompanying Notes to Financial Statements.

12

Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

Collateralized Mortgage Obligations (continued)
	Par ($)	Value ($)
5.250% 08/25/35	123,063	114,624
5.500% 10/25/35	1,186,917	1,103,007
Lehman Mortgage Trust
6.500% 01/25/38	495,188	423,541
WaMu Mortgage Pass-Through Certificates
5.711% 02/25/37 (b)	940,778	692,546
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.500% 10/25/35	966,785	938,502
Wells Fargo Alternative Loan Trust
5.500% 02/25/35	269,143	231,405
Non-Agency Total		4,759,915
Total Collateralized Mortgage Obligations (Cost of $7,361,423)		6,556,493
Commercial Mortgage-Backed Securities – 3.8%
Bear Stearns Commercial Mortgage Securities
5.631% 04/12/38 (b)	400,000	326,546
JPMorgan Chase Commercial Mortgage Securities Corp.
4.529% 01/12/37	750,000	713,540
5.447% 05/15/45	180,000	163,989
5.447% 06/12/47	287,000	248,302
5.525% 04/15/43 (b)	828,000	673,691
LB-UBS Commercial Mortgage Trust
5.084% 02/15/31	1,200,000	1,158,797
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.843% 12/15/30 (b)	2,639,607	35,678
Merrill Lynch Mortgage Trust
5.416% 11/12/37 (b)	790,000	672,684
Morgan Stanley Capital I
5.370% 12/15/43	226,000	177,870
Total Commercial Mortgage-Backed Securities (Cost of $4,715,194)		4,171,097
Asset-Backed Securities – 1.1%
Citicorp Residential Mortgage Securities, Inc.
6.080% 06/25/37	290,000	263,054
First Plus Home Loan Trust
7.720% 05/10/24	7,551	7,432
Ford Credit Auto Owner Trust
5.470% 06/15/12	392,000	378,027
USAA Auto Owner Trust
4.500% 10/15/13	543,000	523,637
Total Asset-Backed Securities (Cost of $1,238,775)		1,172,150

	Par ($)	Value ($)
Short-Term Obligation – 1.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due on 10/01/08, at 1.400%, collateralized by a U.S. Government Agency Obligation maturing 02/24/28, market value of $1,498,386 (repurchase proceeds $1,466,057)	1,466,000	1,466,000
Total Short-Term Obligation (Cost of $1,466,000)		1,466,000
Total Investments – 101.2% (Cost of $110,540,758) (g)		109,856,169
Other Assets & Liabilities, Net – (1.2)%		(1,272,173)
Net Assets – 100.0%		108,583,996

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(c)  A portion of this security with a market value of $25,475 is pledged as collateral for open futures contracts.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of this security represents 0.1% of net assets.

(e)  The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At September 30, 2008, the value of this security represents less than 0.1% of net assets.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)  Cost for federal income tax purposes is $110,540,758.

At September 30, 2008, the Fund held the following open short futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
2-Year U.S. Treasury Notes	10	$2,134,375	$2,127,491	Dec-2008	$(6,884)

At September 30, 2008 the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Common Stocks	60.6
Mortgage-Backed Securities	14.9
Corporate Fixed-Income Bonds & Notes	8.0
Collateralized Mortgage Obligations	6.0
Government & Agency Obligations	5.4
Commercial Mortgage-Backed Securities	3.8
Asset-Backed Securities	1.1
99.8
Short-Term Obligation	1.4
Other Assets & Liabilities, Net	(1.2)
100.0
Acronym	Name
I.O.	Interest Only

See Accompanying Notes to Financial Statements.

13

Statement of Assets and Liabilities – Columbia Asset Allocation Fund II

September 30, 2008 (Unaudited)

		($)
Assets	Investments, at identified cost	110,540,758
	Investments, at value	109,856,169
	Receivable for:
	Fund shares sold	181,521
	Interest	334,305
	Dividends	97,178
	Futures variation margin	12,188
	Other assets	274
	Total Assets	110,481,635
Liabilities	Payable to custodian bank	196
	Payable for:
	Investments purchased	1,343,044
	Fund shares repurchased	267,052
	Investment advisory fee	57,422
	Administration fee	6,903
	Transfer agent fee	11,711
	Pricing and bookkeeping fees	9,932
	Trustees' fees	76,371
	Custody fee	1,044
	Distribution and service fees	23,035
	Chief compliance officer expenses	131
	Other liabilities	100,798
	Total Liabilities	1,897,639
	Net Assets	108,583,996
Net Assets Consist of	Paid-in capital	114,233,690
	Undistributed net investment income	32,387
	Accumulated net realized loss	(4,990,608)
	Net unrealized depreciation on:
	Investments	(684,589)
	Futures contract	(6,884)
	Net Assets	108,583,996
Class A	Net assets	$80,844,414
	Shares outstanding	4,045,447
	Net asset value per share	$19.98	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($19.98/0.9425)	$21.20	(b)
Class B	Net assets	$4,757,680
	Shares outstanding	240,055
	Net asset value and offering price per share	$19.82	(a)
Class C	Net assets	$589,085
	Shares outstanding	29,746
	Net asset value and offering price per share	$19.80	(a)
Class Z	Net assets	$22,392,817
	Shares outstanding	1,123,014
	Net asset value, offering and redemption price per share	$19.94

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

14

Statement of Operations – Columbia Asset Allocation Fund II

For the Six Months Ended September 30, 2008 (Unaudited)

		($)
Investment Income	Dividends	778,372
	Interest	1,235,320
	Total Investment Income	2,013,692
Expenses	Investment advisory fee	369,965
	Administration fee	44,253
	Distribution fee:
	Class B	24,002
	Class C	2,565
	Service fee:
	Class A	114,431
	Class B	8,001
	Class C	855
	Transfer agent fee	96,607
	Trustees' fees	13,136
	Pricing and bookkeeping fees	41,571
	Custody fee	11,060
	Chief compliance officer expenses	307
	Other expenses	110,491
	Total Expenses	837,244
	Fees waived by transfer agent	(46,731)
	Expense reductions	(2,594)
	Net Expenses	787,919
	Net Investment Income	1,225,773
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contract	Net realized gain (loss) on:
	Investments	(2,519,874)
	Futures contract	60,215
	Net realized loss	(2,459,659)
	Net change in unrealized appreciation (depreciation) on:
	Investments	(10,633,346)
	Futures contract	(6,884)
	Net change in unrealized appreciation (depreciation)	(10,640,230)
	Net Loss	(13,099,889)
	Net Decrease Resulting from Operations	(11,874,116)

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets – Columbia Asset Allocation Fund II

Increase (Decrease) in Net Assets:		(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)
Operations	Net investment income	1,225,773	2,916,348
	Net realized gain (loss) on investments and futures contract	(2,459,659)	6,250,787
	Net change in unrealized appreciation (depreciation) on investments and futures contract	(10,640,230)	(15,442,284)
	Net Decrease Resulting from Operations	(11,874,116)	(6,275,149)
Distributions to Shareholders	From net investment income:
	Class A	(938,528)	(2,158,384)
	Class B	(38,732)	(140,580)
	Class C	(4,450)	(11,412)
	Class Z	(287,506)	(648,679)
	Total Distributions to Shareholders	(1,269,216)	(2,959,055)
	Net Decrease from Share Transactions	(6,038,752)	(20,403,352)
	Total Decrease in Net Assets	(19,182,084)	(29,637,556)
Net Assets	Beginning of period	127,766,080	157,403,636
	End of period	108,583,996	127,766,080
	Undistributed net investment income at end of period	32,387	75,830

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Asset Allocation Fund II
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	87,217	1,897,710	273,802	6,609,829
Distributions reinvested	40,736	869,017	82,971	1,993,455
Redemptions	(317,654)	(6,984,717)	(928,845)	(22,512,345)
Net Decrease	(189,701)	(4,217,990)	(572,072)	(13,909,061)
Class B
Subscriptions	3,815	83,597	13,641	324,546
Distributions reinvested	1,625	34,502	5,323	127,517
Redemptions	(96,354)	(2,094,716)	(327,512)	(7,837,610)
Net Decrease	(90,914)	(1,976,617)	(308,548)	(7,385,547)
Class C
Subscriptions	2,356	50,822	9,746	235,959
Distributions reinvested	166	3,509	362	8,648
Redemptions	(5,694)	(123,509)	(65,696)	(1,577,945)
Net Decrease	(3,172)	(69,178)	(55,588)	(1,333,338)
Class Z
Subscriptions	7,662	172,561	186,485	4,616,189
Distributions reinvested	12,025	255,848	24,351	583,771
Redemptions	(9,311)	(203,376)	(128,483)	(2,975,366)
Net Increase	10,376	225,033	82,353	2,224,594

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2008		2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$22.39		$24.00		$22.22		$20.84		$20.20		$16.44
Income from Investment Operations:
Net investment income (b)	0.22		0.48		0.43		0.32		0.31	(c)	0.25
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	(2.40)		(1.60)		1.78		1.37		0.65	(d)	3.80
Total from Investment Operations	(2.18)		(1.12)		2.21		1.69		0.96		4.05
Less Distributions to Shareholders:
From net investment income	(0.23)		(0.49)		(0.43)		(0.31)		(0.32)		(0.29)
Net Asset Value, End of Period	$19.98		$22.39		$24.00		$22.22		$20.84		$20.20
Total return (e)(f)	(9.80	)%(g)	(4.78)%		10.06%		8.17%		4.80	%(h)	24.73%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.29	%(j)	1.22%		1.22%		1.13%		1.25%		1.29%
Interest expense	—		—	%(k)	—	%(k)	—	%(k)	—	%(k)	—	%(k)
Net expenses (i)	1.29	%(j)	1.22%		1.22%		1.13%		1.25%		1.29%
Waiver/Reimbursement	0.08	%(j)	0.07%		0.07%		0.04%		0.08%		0.03%
Net investment income (i)	1.98	%(j)	1.99%		1.89%		1.49%		1.50%		1.33%
Portfolio turnover rate	31	%(g)	63%		55%		102%		136%		189%
Net assets, end of period (000's)	$80,844		$94,827		$115,393		$119,408		$109,409		$106,642

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.73%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2008		2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$22.20		$23.81		$22.04		$20.67		$20.04		$16.31
Income from Investment Operations:
Net investment income (b)	0.14		0.30		0.26		0.14		0.15	(c)	0.11
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	(2.37)		(1.60)		1.77		1.38		0.64	(d)	3.76
Total from Investment Operations	(2.23)		(1.30)		2.03		1.52		0.79		3.87
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.31)		(0.26)		(0.15)		(0.16)		(0.14)
Net Asset Value, End of Period	$19.82		$22.20		$23.81		$22.04		$20.67		$20.04
Total return (e)(f)	(10.10	)%(g)	(5.54)%		9.27%		7.38%		3.97	%(h)	23.79%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	2.04	%(j)	1.97%		1.97%		1.88%		2.00%		2.04%
Interest expense	—		—	%(k)	—	%(k)	—	%(k)	—	%(k)	—	%(k)
Net expenses (i)	2.04	%(j)	1.97%		1.97%		1.88%		2.00%		2.04%
Waiver/Reimbursement	0.08	%(j)	0.07%		0.07%		0.04%		0.07%		0.03%
Net investment income (i)	1.23	%(j)	1.25%		1.14%		0.68%		0.75%		0.58%
Portfolio turnover rate	31	%(g)	63%		55%		102%		136%		189%
Net assets, end of period (000's)	$4,758		$7,349		$15,225		$22,247		$43,962		$64,122

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.92%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2008		2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$22.18		$23.79		$22.02		$20.65		$20.02		$16.31
Income from Investment Operations:
Net investment income (b)	0.14		0.32		0.26		0.15		0.15	(c)	0.11
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	(2.37)		(1.62)		1.77		1.37		0.65	(d)	3.75
Total from Investment Operations	(2.23)		(1.30)		2.03		1.52		0.80		3.86
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.31)		(0.26)		(0.15)		(0.17)		(0.15)
Net Asset Value, End of Period	$19.80		$22.18		$23.79		$22.02		$20.65		$20.02
Total return (e)(f)	(10.11	)%(g)	(5.54)%		9.28%		7.39%		4.02	%(h)	23.73%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	2.04	%(j)	1.97%		1.97%		1.88%		2.00%		2.04%
Interest expense	—		—	%(k)	—	%(k)	—	%(k)	—	%(k)	—	%(k)
Net expenses (i)	2.04	%(j)	1.97%		1.97%		1.88%		2.00%		2.04%
Waiver/Reimbursement	0.08	%(j)	0.07%		0.07%		0.04%		0.07%		0.03%
Net investment income (i)	1.24	%(j)	1.32%		1.14%		0.73%		0.75%		0.58%
Portfolio turnover rate	31	%(g)	63%		55%		102%		136%		189%
Net assets, end of period (000's)	$589		$730		$2,105		$2,468		$2,628		$2,372

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.95%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2008		2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$22.34		$23.95		$22.17		$20.81		$20.18		$16.42
Income from Investment Operations:
Net investment income (b)	0.25		0.54		0.49		0.37		0.36	(c)	0.29
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	(2.39)		(1.60)		1.78		1.36		0.64	(d)	3.81
Total from Investment Operations	(2.14)		(1.06)		2.27		1.73		1.00		4.10
Less Distributions to Shareholders:
From net investment income	(0.26)		(0.55)		(0.49)		(0.37)		(0.37)		(0.34)
Net Asset Value, End of Period	$19.94		$22.34		$23.95		$22.17		$20.81		$20.18
Total return (e)(f)	(9.66	)%(g)	(4.55)%		10.35%		8.35%		5.01	%(h)	25.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.04	%(j)	0.97%		0.97%		0.88%		1.00%		1.04%
Interest expense	—		—	%(k)	—	%(k)	—	%(k)	—	%(k)	—	%(k)
Net expenses (i)	1.04	%(j)	0.97%		0.97%		0.88%		1.00%		1.04%
Waiver/Reimbursement	0.08	%(j)	0.07%		0.07%		0.04%		0.07%		0.03%
Net investment income (i)	2.23	%(j)	2.24%		2.15%		1.72%		1.75%		1.58%
Portfolio turnover rate	31	%(g)	63%		55%		102%		136%		189%
Net assets, end of period (000's)	$22,393		$24,859		$24,680		$25,236		$26,425		$25,750

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.94%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – Columbia Asset Allocation Fund II

September 30, 2008 (Unaudited)

Note 1. Organization

Columbia Asset Allocation Fund II (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified portfolio. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of long-term capital appreciation and current income.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between

22

Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$70,563,839	$(6,884)
Level 2 – Other Significant Observable Inputs	39,292,330	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$109,856,169	$(6,884)

*  Other financial instruments consist of futures contracts, which are not included in the investment portfolio.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Futures Contracts

The Fund may invest in futures for both hedging and non-hedging purposes, including, for example, to seek enhanced returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

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Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Corporate actions and dividend income are recorded on the ex-date.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and distributed quarterly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$2,959,055

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

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Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$12,655,190
Unrealized depreciation	(13,339,779)
Net unrealized depreciation	$(684,589)

The following capital loss carryforwards, determined as of March 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$1,767,986

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee at the annual rate of 0.60% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.12% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

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Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The Transfer Agent has voluntarily agreed to waive a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually of the Fund's average daily net assets. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2008, these minimum account balance fees reduced total expenses by $2,424.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended August 31, 2008, the Distributor has retained net underwriting discounts of $1,071 on sales of the Fund's Class A shares and received net CDSC fees of $3,622 and $4 on Class B and Class C share redemptions, respectively.

The Fund has adopted distribution and shareholder servicing plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. The Plans require the payment of a combined distribution and shareholder servicing fee for Class A shares of the Fund. The Plans also require the payment of a monthly shareholder servicing fee and distribution fee for the Class B and Class C shares of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are

26

Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended September 30, 2008, these custody credits reduced total expenses by $170 for the Fund.

Note 6. Portfolio Information

For the six month period ended September 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $38,282,132 and $42,198,099, respectively, of which $3,735,785 and $9,625,699, respectively, were U.S. Government securities.

Note 7. Line of Credit

The Fund and other affiliated funds participated in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of September 30, 2008, the Fund had one shareholder that held 18.5% of the shares outstanding over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Asset-Backed Securities Risk

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Mortgage-Backed Securities Risk

The value of the mortgage-backed securities may be affected by changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of the underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing a Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

27

Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

28

Columbia Asset Allocation Fund II, September 30, 2008 (Unaudited)

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 10. Subsequent Event

On October 16, 2008 the uncommitted and committed lines of credit discussed in Note 7 were terminated and amended, respectively. The Fund and other affiliated funds now participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% and the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Important Information About This Report – Columbia Asset Allocation Fund II

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Asset Allocation Fund II.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiafunds.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

33

Columbia Management®

Columbia Asset Allocation Fund II

Semiannual Report, September 30, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/156179-0908 (11/08) 08/63252

Columbia Management®

Semiannual Report

September 30, 2008

Corporate Bond Funds

■  Columbia Total Return Bond Fund

■  Columbia Short Term Bond Fund

■  Columbia High Income Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Columbia Total Return Bond Fund	1

Columbia Short Term Bond Fund	5

Columbia High Income Fund	9

Financial Statements

Investment Portfolios	13

Statements of Assets and Liabilities	46

Statements of Operations	48

Statements of Changes in Net Assets	49

Financial Highlights	52

Notes to Financial Statements	64

Important Information About This Report	81

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia fund and hope you will find the portfolio management details, discussions and performance information helpful in monitoring your investments. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■   Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■   News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■   Monthly and quarterly performance information.

■   Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■   Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■   Mutual fund account details with balances, dividend and transaction information

■   Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■   On-line transactions including purchases, exchanges and redemptions

■   Account maintenance for updating your address and dividend payment options

■   Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Fund Profile – Columbia Total Return Bond Fund

Summary

■   For the six-month period that ended September 30, 2008, the fund's Class A shares returned negative 4.74% without sales charge. The fund underperformed the Lehman Brothers U.S. Aggregate Bond Index1, which returned negative 1.50%; but in a challenging environment for bonds overall, it held up slightly better than the Lipper Intermediate Investment Grade Debt Funds Classification average,2 which returned negative 4.84%. The index proved a difficult benchmark to compete against because the high-yield sector performed especially poorly during the period, and the fund has exposure to high-yield bonds where the index has none.

■   The fund was hurt relative to the index not only by its exposure to high-yield investments (now roughly 3% of net assets), but also by its positions in collateralized mortgage-backed securities (CMBS), which accounted for roughly 14% of the fund's net assets during the period versus just 5% for the Lehman Brothers U.S. Aggregate Bond Index. A 5% position in non-dollar denominated assets also hampered returns. Even though they performed well in their local currencies, they lagged on a dollar basis as the dollar continued to slide throughout the period. Fortunately, the fund had limited exposure to Lehman Brothers Holdings, Inc. and to American International Group, Inc. (AIG), two of the biggest market casualties of the period. Although CMBS were a drag on overall results, toward the end of the period the fund reduced CMBS and used the proceeds to add to its holdings in agency-backed mortgages—just prior to the Treasury stepping in to protect Fannie Mae and Freddie Mac. The fund's emphasis on 30-year mortgages was especially helpful, because the government's efforts were focused on this sector rather than on 15-year mortgages, for the ironic reason that 15-year borrowers tend to be of higher quality and were therefore in less need of government assistance.

■   Looking forward, the fund is once again underweight in the government sector because of the prevailing low valuations that have induced us to retain the fund's overweight position in corporate bonds. Because of the weakening of the global economy, we are seeking to reduce the fund's high-yield positions and improve the credit quality of the corporate portfolio. The fund's corporate holdings emphasize industrials and utilities, with a slight underweight in financials despite the extremely low valuations in that sector.

1The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–4.74%

Class A shares (without sales charge)

–1.50%

Lehman Brothers U.S Aggregate Bond Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of quarter-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 6/30/08.

Fund Profile (continued) – Columbia Total Return Bond Fund

Portfolio Management

Alexander D. Powers has co-managed the fund since December 2007, and has been with the advisor or its predecessors or affiliate organizations since July 2007.

Jonathan P. Carlson has co-managed the fund since December 2007, and has been with the advisor or its predecessors or affiliate organizations since June 2007.

Carl W. Pappo has co-managed the fund since November 2006, and has been with the advisor or its predecessors or affiliate organizations since 1993.

Lee Reddin has co-managed the fund since December 2007, and has been with the advisor or its predecessors or affiliate organizations since 2000.

Kevin L. Cronk has co-managed the fund since November 2004 and has been associated with the advisor or its predecessors or affiliate organizations since 1999.

Thomas LaPointe has co-managed the fund since March 2005 and has been associated with the advisor or its predecessors or affiliate organizations since 1999.

Laura Ostrander has co-managed the fund since November 2004 and has been associated with the advisor or its predecessors or affiliate organizations since 1996.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Source for all statistical data—Columbia Management Advisors, LLC.

Performance Information – Columbia Total Return Bond Fund

Performance of a $10,000 investment  10/01/98 – 09/30/08 ($)

Sales charge	without	with
Class A	14,415	13,952
Class B	13,393	13,393
Class C	13,364	13,364
Class Z	14,786	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Total Return Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Inception	11/19/92		06/07/93		11/16/92		10/30/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–4.74	–7.84	–5.09	–7.89	–5.10	–6.03	–4.51
1-year	–3.51	–6.62	–4.33	–7.09	–4.24	–5.16	–3.26
5-year	2.02	1.34	1.24	1.24	1.26	1.26	2.28
10-year	3.72	3.39	2.96	2.96	2.94	2.94	3.99

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.85
Class B	1.60
Class C	1.60
Class Z	0.60

*  The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/08 ($)
Class A	8.85
Class B	8.85
Class C	8.85
Class Z	8.86

Distributions declared per share

04/01/08 – 09/30/08 ($)
Class A	0.22
Class B	0.18
Class C	0.18
Class Z	0.23

Understanding Your Expenses – Columbia Total Return Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/08 – 09/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	952.62	1,020.81	4.16	4.31	0.85
Class B	1,000.00	1,000.00	949.11	1,017.05	7.82	8.09	1.60
Class C	1,000.00	1,000.00	949.01	1,017.05	7.82	8.09	1.60
Class Z	1,000.00	1,000.00	954.88	1,022.06	2.94	3.04	0.60

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Short Term Bond Fund

Summary

■   For the six-month period that ended September 30, 2008, the fund's Class A shares returned negative 1.10% without sales charge. That was below the 0.81% return of its benchmark, the Merrill Lynch 1-3 Year U.S. Treasury Index.1 The fund underperformed its benchmark, which is made up entirely of Treasury bonds, because Treasuries outperformed most other short-term bonds during the reporting period. Concerns about a weak housing market, tighter credit conditions and declining consumer spending led investors to favor Treasury securities. However, the fund held up better than the average fund in its peer group, the Lipper Short Investment Grade Debt Funds Classification, which returned negative 2.97%.2

■   Although corporate bonds as a group underperformed Treasury bonds, our focus on higher-quality companies aided performance relative to the fund's peer group, as we avoided the most problematic areas of the market. In particular, the fund's holdings in sectors such as health care, technology, capital goods and telecommunications outperformed the broader corporate market. The fund's exposure to commercial mortgage backed securities and agency mortgage backed securities ended up aiding performance, as these asset classes benefited from the restructuring of Fannie Mae and Freddie Mac into a federally administered conservatorship. However, the fund's exposure to the brokerage, banking and insurance sectors detracted from overall performance, as did positions in asset-backed securities.

■   In particular, the fund's holdings in sectors such as health care, technology, capital goods and telecommunications outperformed the broader corporate market. The fund's exposure to commercial mortgage backed securities and agency mortgage backed securities ended up aiding performance, as these asset classes benefited from the restructuring of Fannie Mae and Freddie Mac into a federally administered conservatorship. However, the fund's exposure to the brokerage, banking and insurance sectors detracted from overall performance, as did positions in asset-backed securities.

■   Against the backdrop of a slowing economy, we plan to continue to focus on higher quality corporate bonds and more defensive economic sectors. We plan to underweight the financial sector until we see signs that the credit crisis is subsiding. And, we have positioned the fund's duration—a measure of interest rate sensitivity—in line with the duration of the benchmark. The difference in yield between Treasuries and other types of bonds is currently as wide as it has been in recent history. If the yield difference narrows over the next few years, it has the potential to benefit the types of securities held in the fund, which have historically performed well over numerous market cycles.

1The Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of sovereign debt publicly issued in the US domestic market with maturities of 1–3 years and a minimum amount outstanding of $1 billion. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–1.10%

Class A shares (without sales charges)

+0.81%

Merrill Lynch 1-3 Year U.S. Treasury Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of quarter-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 06/30/08.

Fund Profile (continued) – Columbia Short Term Bond Fund

Portfolio Management

Leonard Aplet has co-managed the Columbia Short Term Bond Fund since October 2004 and has been associated with the fund or its predecessors or affiliate organizations since 1987.

Ronald Stahl has co-managed the fund since November 2006 and has been associated with the fund or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Source for all statistical data—Columbia Management Advisors, LLC.

Performance Information – Columbia Short Term Bond Fund

Performance of a $10,000 investment  10/01/98 – 09/30/08 ($)

Sales charge	without	with
Class A	14,524	14,379
Class B	13,576	13,576
Class C	13,673	13,673
Class Z	14,872	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Short Term Bond Fund during the stated time period and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Inception	10/02/92		06/07/93		10/02/92		09/30/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–1.10	–2.09	–1.47	–4.37	–1.26	–2.22	–0.87
1-year	1.62	0.60	0.97	–1.95	1.29	0.32	1.98
5-year	2.51	2.31	1.77	1.77	2.02	2.02	2.79
10-year	3.80	3.70	3.10	3.10	3.18	3.18	4.05

The "with sales charge" returns include the maximum initial sales charge of 1.00% for Class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.75
Class B	1.50
Class C	1.50
Class Z	0.50

Annual operating expense ratio
after contractual waivers (%)*

Class A	0.73
Class B	1.48
Class C	1.48
Class Z	0.48

*  The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 07/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/08 ($)
Class A	9.57
Class B	9.57
Class C	9.56
Class Z	9.56

Distributions declared per share

04/01/08 – 09/30/08 ($)
Class A	0.21
Class B	0.18
Class C	0.20
Class Z	0.23

Understanding Your Expenses – Columbia Short Term Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/08 – 09/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	989.02	1,021.41	3.64	3.70	0.73
Class B	1,000.00	1,000.00	985.31	1,017.65	7.37	7.49	1.48
Class C	1,000.00	1,000.00	987.42	1,019.85	5.18	5.27	1.04
Class Z	1,000.00	1,000.00	991.28	1,022.66	2.40	2.43	0.48

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia High Income Fund

Summary

■   For the six-month period that ended September 30, 2008, the fund's Class A shares returned negative 5.04% without sales charge. Its benchmark, the Credit Suisse High Yield Index, returned negative 6.37%.1 In a difficult environment for the high-yield market, the fund held up better than the average fund in its peer group, the Lipper High Current Yield Funds Classification, which returned negative 6.60%.2 An overweight in health care and an underweight in transportation relative to the benchmark aided performance. Credit selection across a number of sectors also helped limit the fund's losses.

■   Top performers for the fund came from a number of different sectors. However, in health care ReAble Therapeutics, Inc. and Talecris Biotherapeutics (0.3 and 0.7% of net assets, respectively) were standout performers. In transportation, Northwest Airlines Corp. (0.2% of net assets) was a top contributor. Financials was one of the market's worst performing sectors, but credit selection helped the fund's financials outperform the benchmark's financials. By contrast, utilities was one of the worst performing groups for the fund. ANR Pipeline Co. and Reliant Energy, Inc. (1.2% and 0.8% of net assets, respectively) both lost ground because of higher volatility in commodity prices. Higher costs and weaker demand also hurt Abitibi and Bowater, which merged during the reporting period. We sold our stake in Abitibi but held on to a small position in Bowater (0.27% of net assets). Other weak performers included NXP BV/NXP Funding LLC, Lucent Technologies, Inc. and Nortel Networks Ltd. in the technology sector (1.3%, 1.5% and 0.6% of net assets, respectively); drug retailer Rite Aid Corp. (0.8% of net assets); Sovereign Bank (0.8% of net assets), a preferred holding of Sovereign Bancorp, and the debt of General Motors Acceptance Corp. (0.4% of net assets).

■   In general, we strive to maximize yield and capital appreciation while we seek to manage risk and limit defaults through bottom-up credit selection. We believe that our disciplined investment process has positioned us well for the current environment, even though it has no precedent in the 30-year history of the modern high-yield market. We plan to rotate the fund slowly away from its current significant underweight in higher risk credits and increase relative credit risk going forward, accelerating this rotation once we believe that the outlook for the economy and the availability of credit have ceased to deteriorate. This contrarian process has been effective through past credit cycles. We believe that the patient execution of our strategy offers the potential to preserve capital while repositioning the portfolio to participate in any future recovery.

1The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high yield bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–5.04%

Class A shares (without sales charge)

–6.37%

Credit Suisse High Yield Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of quarter-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 06/30/08.

Fund Profile (continued) – Columbia High Income Fund

Portfolio Management

The fund is managed by the High Yield Portfolio Management Team of MacKay Shields LLC, investment sub-advisor to the fund. J. Matthew Philo is the lead portfolio manager responsible for making the day-to-day investment decisions for the fund, and has been a portfolio manager for the fund since its inception.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Source for all security-specific commentary—MacKay Shields LLC.

Source for all statistical data—Columbia Management Advisors, LLC.

Investing in high-yield bonds (sometimes referred to as "junk bonds") offer the potential for high current income and attractive total return, but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments Rising interest rates tend to lower the value of all bonds. High yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

Performance Information – Columbia High Income Fund

Performance of a $10,000 investment  Inception – 09/30/08 ($)

Sales charge	without	with
Class A	16,734	15,937
Class B	15,704	15,704
Class C	15,653	15,653
Class Z	17,167	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia High Income Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Inception	02/14/00		02/17/00		03/08/00		02/14/00
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–5.04	–9.55	–5.41	–9.96	–5.31	–6.22	–4.88
1-year	–9.16	–13.50	–9.87	–14.03	–9.80	–10.63	–8.86
5-year	4.79	3.77	4.02	3.76	4.04	4.04	5.05
Life	6.15	5.55	5.38	5.38	5.37	5.37	6.46

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.18
Class B	1.93
Class C	1.93
Class Z	0.93

*  The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/08 ($)
Class A	7.30
Class B	7.28
Class C	7.25
Class Z	7.37

Distributions declared per share

04/01/08 – 09/30/08 ($)
Class A	0.35
Class B	0.32
Class C	0.32
Class Z	0.36

Understanding Your Expenses – Columbia High Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/08 – 09/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	949.61	1,019.20	5.72	5.92	1.17
Class B	1,000.00	1,000.00	945.90	1,015.44	9.37	9.70	1.92
Class C	1,000.00	1,000.00	946.90	1,015.44	9.37	9.70	1.92
Class Z	1,000.00	1,000.00	951.22	1,020.46	4.50	4.66	0.92

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Total Return Bond Fund

September 30, 2008 (Unaudited)

Mortgage-Backed Securities – 39.2%
	Par ($)(a)	Value ($)
Federal Home Loan Mortgage Corp.
5.000% 08/01/35	67,422,432	65,781,564
5.000% 03/01/37	8,318,918	8,108,660
5.000% 04/01/37	19,108,992	18,626,020
5.500% 12/01/17	168,125	170,885
5.500% 12/01/18	1,226,462	1,244,295
5.500% 07/01/19	948,667	960,090
5.500% 12/01/36	5,583,898	5,559,548
5.500% 04/01/37	53,250	53,010
5.500% 05/01/37	1,577,868	1,570,741
6.000% 05/01/17	81,925	83,439
8.000% 11/01/09	3,945	4,067
8.000% 04/01/10	3,340	3,465
8.500% 11/01/26	148,945	165,080
Federal National Mortgage Association
5.000% 02/01/36	84,597,796	82,565,367
5.000% 05/01/36	9,623,059	9,391,869
5.000% 09/01/37	31,720,070	30,938,182
5.000% 03/01/38	71,501,374	69,716,548
5.000% 04/01/38	102,265,842	99,723,296
5.199% 08/01/36 (b)	36,173	36,804
5.500% 01/01/37	3,331,876	3,325,676
5.500% 04/01/37	3,297,493	3,291,171
5.500% 05/01/37	12,256,499	12,233,002
5.500% 06/01/38	58,433,672	58,315,808
5.500% 06/01/38 (c)	25,477,601	25,426,212
5.839% 07/01/37 (b)	735,689	731,940
5.993% 06/01/32 (b)	32,272	32,553
6.000% 05/01/38	28,750,599	29,149,460
6.000% 06/01/38	8,868,171	8,991,200
6.080% 07/01/32 (b)	286,787	284,826
6.500% 08/01/37	7,654,157	7,856,786
6.500% 11/01/37	19,516,778	20,033,447
7.000% 10/01/11	96,641	101,007
8.000% 12/01/09	18,050	18,555
10.000% 09/01/18	55,286	63,517
TBA,
5.000% 10/01/38 (c)	27,500,000	26,795,313
Government National Mortgage Association
7.000% 01/15/30	836,139	881,236
7.500% 12/15/23	817,846	882,710
7.500% 07/20/28	323,621	347,869
8.000% 05/15/17	11,171	12,188
8.500% 02/15/25	96,698	106,904
9.500% 09/15/09	176	181
13.000% 01/15/11	1,596	1,758
13.000% 02/15/11	928	1,035
Total Mortgage-Backed Securities (Cost of $593,387,998)		593,587,284

Corporate Fixed-Income Bonds & Notes – 32.1%
	Par ($)(a)		Value ($)
Basic Materials – 0.7%
Chemicals – 0.2%
Chemtura Corp.
6.875% 06/01/16		185,000	148,000
Huntsman International LLC
6.875% 11/15/13 (d)	EUR	155,000	178,932
7.875% 11/15/14		185,000	159,100
Ineos Group Holdings PLC
8.500% 02/15/16 (d)		315,000	170,100
Lubrizol Corp.
6.500% 10/01/34		1,505,000	1,352,811
MacDermid, Inc.
9.500% 04/15/17 (d)		200,000	168,000
Mosaic Co.
7.625% 12/01/16 (d)		335,000	342,278
NOVA Chemicals Corp.
6.500% 01/15/12		235,000	209,150
Terra Capital, Inc.
7.000% 02/01/17		205,000	194,750
Chemicals Total			2,923,121
Forest Products & Paper – 0.1%
Abitibi-Consolidated, Inc.
8.375% 04/01/15		335,000	81,238
Domtar Corp.
7.125% 08/15/15		330,000	303,600
Georgia-Pacific Corp.
8.000% 01/15/24		235,000	206,800
NewPage Corp.
10.000% 05/01/12		140,000	125,300
12.000% 05/01/13		70,000	61,250
NewPage Holding Corp.
PIK,
9.986% 11/01/13 (b)		160,000	141,600
Forest Products & Paper Total			919,788
Iron/Steel – 0.3%
Nucor Corp.
5.000% 06/01/13		3,310,000	3,242,519
5.850% 06/01/18		2,085,000	1,985,808
Russel Metals, Inc.
6.375% 03/01/14		115,000	103,644
Steel Dynamics, Inc.
7.750% 04/15/16 (d)		310,000	275,900
United States Steel Corp.
7.000% 02/01/18		295,000	266,314
Iron/Steel Total			5,874,185

See Accompanying Notes to Financial Statements.

Columbia Total Return Bond Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Metals & Mining – 0.1%
FMG Finance Ltd.
10.625% 09/01/16 (d)	350,000	343,000
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	735,000	723,975
Noranda Aluminium Holding Corp.
8.578% 11/15/14 (b)	205,000	135,300
Metals & Mining Total		1,202,275
Basic Materials Total		10,919,369
Communications – 4.5%
Media – 2.6%
Cablevision Systems Corp.
8.000% 04/15/12	200,000	188,000
Charter Communications Holdings I LLC
11.000% 10/01/15	390,000	257,400
Charter Communications Holdings II LLC
10.250% 09/15/10	260,000	234,000
CMP Susquehanna Corp.
9.875% 05/15/14	340,000	190,400
Comcast Cable Holdings LLC
9.875% 06/15/22	2,159,000	2,437,520
Comcast Corp.
5.700% 05/15/18	2,000,000	1,745,694
6.300% 11/15/17	4,890,000	4,496,365
6.950% 08/15/37	680,000	580,008
CSC Holdings, Inc.
7.625% 04/01/11	360,000	345,600
Dex Media, Inc.
(e) 11/15/13 (9.000% 11/15/08)	600,000	276,000
DirecTV Holdings LLC
6.375% 06/15/15	310,000	272,800
EchoStar DBS Corp.
6.625% 10/01/14	665,000	533,662
Idearc, Inc.
8.000% 11/15/16	305,000	83,112
Lamar Media Corp.
6.625% 08/15/15	215,000	177,912
Local TV Finance LLC
PIK,
9.250% 06/15/15 (d)	170,000	110,500
Quebecor Media, Inc.
7.750% 03/15/16	270,000	236,250
R.H. Donnelley Corp.
8.875% 01/15/16	265,000	90,100
Time Warner Cable, Inc.
6.200% 07/01/13 (f)	10,215,000	9,910,062
7.300% 07/01/38	3,995,000	3,553,792

	Par ($)(a)		Value ($)
Time Warner, Inc.
6.875% 05/01/12		3,455,000	3,425,619
TL Acquisitions, Inc.
10.500% 01/15/15 (d)		420,000	331,800
Viacom, Inc.
5.750% 04/30/11		11,195,000	10,875,831
Media Total			40,352,427
Telecommunication Services – 1.9%
AT&T, Inc.
4.950% 01/15/13		805,000	771,190
5.625% 06/15/16		4,110,000	3,806,312
Cincinnati Bell, Inc.
8.375% 01/15/14		330,000	287,100
Citizens Communications Co.
7.875% 01/15/27		345,000	258,750
Cricket Communications, Inc.
9.375% 11/01/14		345,000	320,850
Deutsche Telekom International Finance BV
8.500% 06/15/10		12,505,000	12,981,190
Digicel Group Ltd.
8.875% 01/15/15 (d)		400,000	336,000
Hellas Telecommunications Luxembourg II
8.541% 01/15/15 (b)(d)		145,000	87,725
Inmarsat Finance II PLC
(e) 11/15/12 (10.375% 11/15/08)		315,000	310,275
Intelsat Jackson Holdings Ltd.
11.250% 06/15/16		345,000	335,513
Lucent Technologies, Inc.
6.450% 03/15/29		450,000	274,500
MetroPCS Wireless, Inc.
9.250% 11/01/14		385,000	359,975
Nordic Telephone Co. Holdings ApS
8.250% 05/01/16 (d)	EUR	245,000	286,276
Orascom Telecom Finance SCA
7.875% 02/08/14 (d)		170,000	148,750
Qwest Communications International, Inc.
7.500% 02/15/14		445,000	384,925
Qwest Corp.
7.500% 06/15/23		540,000	423,900
Syniverse Technologies, Inc.
7.750% 08/15/13		180,000	166,500
Telefonica Emisiones SAU
6.221% 07/03/17		1,075,000	989,398
6.421% 06/20/16		3,700,000	3,473,967
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14		290,000	268,250
Verizon Communications, Inc.
6.250% 04/01/37		1,245,000	1,025,788

See Accompanying Notes to Financial Statements.

Columbia Total Return Bond Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)		Value ($)
Virgin Media Finance PLC
8.750% 04/15/14	EUR	165,000	159,689
8.750% 04/15/14		150,000	145,172
West Corp.
11.000% 10/15/16		270,000	194,400
Wind Acquisition Financial SA
PIK,
10.035% 12/21/11 (b)(g)		519,913	446,944
Windstream Corp.
8.625% 08/01/16		290,000	267,525
Telecommunication Services Total			28,510,864
Communications Total			68,863,291
Consumer Cyclical – 2.1%
Airlines – 0.2%
Continental Airlines, Inc.
7.461% 04/01/15		2,591,861	2,254,919
Airlines Total			2,254,919
Apparel – 0.0%
Levi Strauss & Co.
9.750% 01/15/15		435,000	363,225
Apparel Total			363,225
Auto Manufacturers – 0.0%
Ford Motor Co.
7.450% 07/16/31		505,000	217,150
General Motors Corp.
8.375% 07/15/33		750,000	300,000
Auto Manufacturers Total			517,150
Auto Parts & Equipment – 0.1%
ArvinMeritor, Inc.
8.125% 09/15/15		190,000	146,300
Commercial Vehicle Group, Inc.
8.000% 07/01/13		170,000	141,100
Cooper-Standard Automotive, Inc.
7.000% 12/15/12		200,000	161,000
Goodyear Tire & Rubber Co.
9.000% 07/01/15		232,000	229,680
Hayes Lemmerz Finance Luxembourg SA
8.250% 06/15/15	EUR	260,000	267,200
TRW Automotive, Inc.
7.000% 03/15/14 (d)		270,000	222,750
Auto Parts & Equipment Total			1,168,030
Entertainment – 0.0%
Six Flags, Inc.
9.625% 06/01/14		171,000	95,760
Steinway Musical Instruments, Inc.
7.000% 03/01/14 (d)		210,000	181,650

	Par ($)(a)	Value ($)
WMG Acquisition Corp.
7.375% 04/15/14	255,000	189,337
WMG Holdings Corp.
(e) 12/15/14 (9.500% 12/15/09)	280,000	154,000
Entertainment Total		620,747
Home Builders – 0.0%
KB Home
5.875% 01/15/15	235,000	186,825
Home Builders Total		186,825
Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
7.000% 06/15/13	135,000	116,100
Town Sports International, Inc.
(e) 02/01/14 (11.000% 02/01/09)	309,000	288,143
Leisure Time Total		404,243
Lodging – 0.2%
Boyd Gaming Corp.
6.750% 04/15/14	275,000	197,313
Harrah's Operating Co., Inc.
10.750% 02/01/16 (d)	325,000	165,750
Jacobs Entertainment, Inc.
9.750% 06/15/14	265,000	177,550
Majestic Star LLC
9.750% 01/15/11	330,000	36,300
Mashantucket Western Pequot Tribe
8.500% 11/15/15 (d)	435,000	282,750
MGM Mirage
7.500% 06/01/16	625,000	456,250
Pinnacle Entertainment, Inc.
7.500% 06/15/15	235,000	173,900
Seminole Indian Tribe of Florida
7.804% 10/01/20 (d)	340,000	316,142
Snoqualmie Entertainment Authority
6.875% 02/01/14 (b)(d)	55,000	39,600
9.125% 02/01/15 (d)	295,000	213,137
Station Casinos, Inc.
6.625% 03/15/18	395,000	104,675
Lodging Total		2,163,367
Retail – 1.6%
AmeriGas Partners LP
7.125% 05/20/16	195,000	174,525
7.250% 05/20/15	120,000	109,200
AutoNation, Inc.
4.791% 04/15/13 (b)	90,000	75,825
7.000% 04/15/14	130,000	113,100
Best Buy Co., Inc.
6.750% 07/15/13 (d)	4,945,000	4,998,169

See Accompanying Notes to Financial Statements.

Columbia Total Return Bond Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
CVS Pass-Through Trust
5.298% 01/11/27 (d)	3,118,110	2,761,373
6.036% 12/10/28 (d)	3,877,861	3,480,574
Dollar General Corp.
PIK,
11.875% 07/15/17	205,000	189,625
Hanesbrands, Inc.
6.508% 12/15/14 (b)	160,000	132,800
Phillips-Van Heusen Corp.
8.125% 05/01/13	190,000	189,525
Rite Aid Corp.
9.375% 12/15/15	465,000	244,125
Starbucks Corp.
6.250% 08/15/17	3,345,000	3,202,225
Wal-Mart Stores, Inc.
4.125% 02/15/11	7,135,000	7,170,247
5.250% 09/01/35	1,685,000	1,346,880
Retail Total		24,188,193
Textiles – 0.0%
INVISTA
9.250% 05/01/12 (d)	175,000	171,938
Textiles Total		171,938
Consumer Cyclical Total		32,038,637
Consumer Non-Cyclical – 2.6%
Agriculture – 0.0%
Reynolds American, Inc.
7.625% 06/01/16	130,000	129,070
Agriculture Total		129,070
Beverages – 0.3%
Constellation Brands, Inc.
8.125% 01/15/12	185,000	179,450
Cott Beverages, Inc.
8.000% 12/15/11	145,000	101,500
SABMiller PLC
6.200% 07/01/11 (d)	3,720,000	3,814,157
Beverages Total		4,095,107
Biotechnology – 0.0%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	240,000	240,000
Biotechnology Total		240,000
Commercial Services – 0.1%
ACE Cash Express, Inc.
10.250% 10/01/14 (d)	190,000	136,800
ARAMARK Corp.
8.500% 02/01/15	185,000	173,900
Ashtead Holdings PLC
8.625% 08/01/15 (d)	264,000	227,040

	Par ($)(a)	Value ($)
Corrections Corp. of America
6.250% 03/15/13	240,000	224,400
GEO Group, Inc.
8.250% 07/15/13	155,000	153,838
Iron Mountain, Inc.
8.000% 06/15/20	215,000	206,400
Rental Service Corp.
9.500% 12/01/14	215,000	162,862
Service Corp. International
6.750% 04/01/16	190,000	162,450
7.375% 10/01/14	35,000	31,850
United Rentals North America, Inc.
6.500% 02/15/12	135,000	112,725
Commercial Services Total		1,592,265
Food – 0.8%
ConAgra Foods, Inc.
7.000% 10/01/28	8,135,000	7,855,530
Dean Foods Co.
7.000% 06/01/16	215,000	187,050
Del Monte Corp.
6.750% 02/15/15	175,000	157,500
Kraft Foods, Inc.
6.500% 08/11/17	3,065,000	2,949,152
Kroger Co.
8.000% 09/15/29	750,000	776,347
Pinnacle Foods Finance LLC
9.250% 04/01/15	335,000	273,025
Reddy Ice Holdings, Inc.
(e) 11/01/12 (10.500% 11/01/08)	205,000	157,850
Smithfield Foods, Inc.
7.750% 07/01/17	85,000	66,725
Food Total		12,423,179
Healthcare Products – 0.1%
Biomet, Inc.
11.625% 10/15/17	340,000	341,700
PIK,
10.375% 10/15/17	440,000	435,600
Healthcare Products Total		777,300
Healthcare Services – 0.1%
Community Health Systems, Inc.
8.875% 07/15/15	285,000	270,750
DaVita, Inc.
7.250% 03/15/15	340,000	323,000
HCA, Inc.
9.250% 11/15/16	120,000	116,700
PIK,
9.625% 11/15/16	1,115,000	1,059,250

See Accompanying Notes to Financial Statements.

Columbia Total Return Bond Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
U.S. Oncology Holdings, Inc.
PIK,
8.334% 03/15/12	209,108	159,967
Healthcare Services Total		1,929,667
Household Products/Wares – 0.2%
American Greetings Corp.
7.375% 06/01/16	210,000	191,100
Clorox Co.
5.950% 10/15/17	1,390,000	1,342,933
Fortune Brands, Inc.
5.125% 01/15/11	1,565,000	1,572,429
Jostens IH Corp.
7.625% 10/01/12	165,000	151,388
Household Products/Wares Total		3,257,850
Pharmaceuticals – 1.0%
Abbott Laboratories
5.600% 05/15/11	7,000,000	7,234,689
Elan Finance PLC
8.875% 12/01/13	295,000	247,800
Omnicare, Inc.
6.750% 12/15/13	300,000	272,250
Warner Chilcott Corp.
8.750% 02/01/15	225,000	221,625
Wyeth
5.500% 02/01/14	4,475,000	4,435,933
5.500% 02/15/16	2,150,000	2,098,370
Pharmaceuticals Total		14,510,667
Consumer Non-Cyclical Total		38,955,105
Energy – 4.6%
Coal – 0.1%
Arch Western Finance LLC
6.750% 07/01/13	255,000	239,700
Massey Energy Co.
6.875% 12/15/13	470,000	425,350
Coal Total		665,050
Oil & Gas – 1.8%
Canadian Natural Resources Ltd.
6.250% 03/15/38	2,125,000	1,638,864
Chesapeake Energy Corp.
6.375% 06/15/15	450,000	401,625
Cimarex Energy Co.
7.125% 05/01/17	170,000	156,400
Compton Petroleum Corp.
7.625% 12/01/13	215,000	188,662
Frontier Oil Corp.
8.500% 09/15/16	135,000	129,937

	Par ($)(a)	Value ($)
Gazprom International SA
7.201% 02/01/20 (d)	2,596,152	2,310,575
7.201% 02/01/20	189,177	168,368
Hess Corp.
7.300% 08/15/31	5,280,000	4,832,430
KCS Energy, Inc.
7.125% 04/01/12	95,000	83,600
Marathon Oil Corp.
6.000% 07/01/12	2,415,000	2,455,466
6.000% 10/01/17	3,000,000	2,694,903
Newfield Exploration Co.
6.625% 04/15/16	280,000	249,200
Nexen, Inc.
5.875% 03/10/35	2,745,000	2,055,294
OPTI Canada, Inc.
8.250% 12/15/14	280,000	250,600
PetroHawk Energy Corp.
7.875% 06/01/15 (d)	380,000	330,600
Pioneer Natural Resources Co.
5.875% 07/15/16	270,000	232,616
Qatar Petroleum
5.579% 05/30/11 (d)	1,656,750	1,677,184
Quicksilver Resources, Inc.
7.125% 04/01/16	470,000	383,050
Range Resources Corp.
7.500% 05/15/16	255,000	243,525
Southwestern Energy Co.
7.500% 02/01/18 (d)	310,000	300,700
Talisman Energy, Inc.
5.850% 02/01/37	2,210,000	1,659,020
Tesoro Corp.
6.625% 11/01/15	265,000	215,975
United Refining Co.
10.500% 08/15/12	260,000	223,600
Valero Energy Corp.
6.625% 06/15/37 (f)	2,720,000	2,347,170
6.875% 04/15/12	2,035,000	2,089,630
Oil & Gas Total		27,318,994
Oil & Gas Services – 0.9%
Halliburton Co.
5.900% 09/15/18	6,680,000	6,590,862
Seitel, Inc.
9.750% 02/15/14	165,000	134,475
Weatherford International Ltd.
5.150% 03/15/13	6,090,000	5,864,968
7.000% 03/15/38	1,510,000	1,309,655
Oil & Gas Services Total		13,899,960
Pipelines – 1.8%
Atlas Pipeline Partners LP
8.125% 12/15/15	170,000	156,400

See Accompanying Notes to Financial Statements.

Columbia Total Return Bond Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Duke Capital LLC
4.370% 03/01/09	4,046,000	4,009,311
El Paso Corp.
6.875% 06/15/14	380,000	350,462
Enbridge Energy Partners LP
7.500% 04/15/38	1,265,000	1,155,595
Energy Transfer Partners LP
6.000% 07/01/13	5,580,000	5,449,244
Kinder Morgan Energy Partners LP
6.950% 01/15/38	2,220,000	1,902,587
Kinder Morgan Finance Co. ULC
5.700% 01/05/16	260,000	223,600
MarkWest Energy Partners LP
8.500% 07/15/16	185,000	174,825
ONEOK Partners LP
6.850% 10/15/37	1,435,000	1,286,924
Plains All American Pipeline LP
6.500% 05/01/18 (d)	2,950,000	2,661,189
TEPPCO Partners LP
7.625% 02/15/12	3,991,000	4,202,615
TransCanada Pipelines Ltd.
6.350% 05/15/67 (b)	7,345,000	5,810,497
Pipelines Total		27,383,249
Energy Total		69,267,253
Financials – 11.6%
Banks – 5.8%
ANZ National International Ltd.
6.200% 07/19/13 (d)	4,280,000	4,248,799
Bank of New York Mellon Corp.
4.500% 04/01/13 (f)	4,770,000	4,465,850
5.125% 08/27/13	3,465,000	3,303,330
Chinatrust Commercial Bank
5.625% 12/29/49 (b)(d)	1,220,000	956,919
Citigroup, Inc.
6.125% 05/15/18	2,650,000	2,194,211
6.500% 08/19/13 (j)	23,645,000	21,014,919
Credit Suisse
6.000% 02/15/18	3,469,000	3,022,196
Deutsche Bank AG
4.875% 05/20/13	9,665,000	9,231,766
First Union National Bank
5.800% 12/01/08	7,489,000	7,411,594
HSBC Bank USA
3.875% 09/15/09	6,645,000	6,501,129
Lloyds TSB Group PLC
6.267% 12/31/49 (b)(d)	3,200,000	2,396,662
M&I Marshall & Ilsley Bank
5.300% 09/08/11	2,690,000	2,541,238

	Par ($)(a)	Value ($)
Northern Trust Corp.
5.500% 08/15/13	4,525,000	4,528,249
6.500% 08/15/18	5,805,000	5,918,633
Regions Financing Trust II
6.625% 05/15/47 (b)	1,520,000	856,743
Union Planters Corp.
4.375% 12/01/10	2,955,000	2,694,458
USB Capital IX
6.189% 04/15/42 (b)	5,645,000	2,766,050
Wachovia Capital Trust III
5.800% 03/15/42 (b)	5,540,000	2,327,622
Wachovia Corp.
5.500% 05/01/13	1,045,000	864,553
Banks Total		87,244,921
Diversified Financial Services – 3.6%
Capital One Capital IV
6.745% 02/17/37 (b)	2,815,000	1,361,112
Capital One Financial Corp.
5.700% 09/15/11	6,635,000	5,875,584
CIT Group Funding Co. of Canada
5.200% 06/01/15	2,215,000	1,087,762
CIT Group, Inc.
5.850% 09/15/16	830,000	402,548
Citicorp Lease Pass-Through Trust
8.040% 12/15/19 (d)	6,000,000	5,233,194
Eaton Vance Corp.
6.500% 10/02/17	3,015,000	2,954,781
FireKeepers Development Authority
13.875% 05/01/15 (d)	170,000	149,600
Ford Motor Credit Co.
7.800% 06/01/12	305,000	189,382
8.000% 12/15/16	365,000	230,781
Fund American Companies, Inc.
5.875% 05/15/13	3,225,000	2,391,744
GMAC LLC
6.875% 09/15/11	831,000	370,781
8.000% 11/01/31	245,000	92,433
Goldman Sachs Capital II
5.793% 12/29/49 (b)	1,410,000	619,427
Goldman Sachs Group, Inc.
6.250% 09/01/17	12,146,000	10,168,619
HSBC Finance Corp.
5.875% 02/01/09	1,300,000	1,286,648
International Lease Finance Corp.
4.875% 09/01/10	4,040,000	2,921,934
Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (h)(k)	11,045,000	1,380,625
6.875% 05/02/18 (h)(k)	660,000	82,500

See Accompanying Notes to Financial Statements.

Columbia Total Return Bond Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Merrill Lynch & Co., Inc.
5.700% 05/02/17	3,535,000	2,893,451
6.150% 04/25/13	4,615,000	4,264,523
7.750% 05/14/38	2,235,000	1,878,471
Morgan Stanley
5.750% 10/18/16	3,990,000	2,474,275
6.625% 04/01/18	10,200,000	6,750,268
Nuveen Investments, Inc.
10.500% 11/15/15 (d)	355,000	273,350
Diversified Financial Services Total		55,333,793
Insurance – 1.4%
Asurion Corp.
8.987% 07/02/15 (b)(g)	88,707	77,009
8.989% 07/02/15 (b)(g)	121,293	104,716
Crum & Forster Holdings Corp.
7.750% 05/01/17	315,000	274,050
HUB International Holdings, Inc.
10.250% 06/15/15 (d)	260,000	205,400
ING Groep NV
5.775% 12/29/49 (b)	2,460,000	1,965,737
Liberty Mutual Group, Inc.
7.500% 08/15/36 (d)	5,775,000	4,557,717
10.750% 06/15/58 (b)(d)	4,775,000	3,438,000
New York Life Global Funding
4.650% 05/09/13 (d)	8,400,000	8,394,666
Principal Life Income Funding Trusts
5.300% 04/24/13	1,840,000	1,834,222
USI Holdings Corp.
9.750% 05/15/15 (d)	180,000	136,800
Insurance Total		20,988,317
Real Estate Investment Trusts (REITs) – 0.7%
Camden Property Trust
5.375% 12/15/13	5,483,000	5,013,025
Highwoods Properties, Inc.
5.850% 03/15/17	1,040,000	834,239
Hospitality Properties Trust
5.625% 03/15/17	2,730,000	2,011,374
Host Marriott LP
6.750% 06/01/16	175,000	143,063
Liberty Property LP
5.500% 12/15/16	3,310,000	2,753,913
Real Estate Investment Trusts (REITs) Total		10,755,614
Savings & Loans – 0.1%
Washington Mutual Bank
5.125% 01/15/15	6,935,000	8,669
World Savings Bank
4.500% 06/15/09	1,125,000	1,107,533
Savings & Loans Total		1,116,202
Financials Total		175,438,847

	Par ($)(a)	Value ($)
Industrials – 2.2%
Aerospace & Defense – 0.3%
BE Aerospace, Inc.
8.500% 07/01/18	195,000	189,150
DRS Technologies, Inc.
6.875% 11/01/13	160,000	158,400
L-3 Communications Corp.
6.375% 10/15/15	200,000	184,000
Raytheon Co.
5.375% 04/01/13	2,200,000	2,226,657
7.200% 08/15/27	830,000	838,786
Sequa Corp.
11.750% 12/01/15 (d)	260,000	218,400
Aerospace & Defense Total		3,815,393
Electrical Components & Equipment – 0.0%
Belden, Inc.
7.000% 03/15/17	305,000	271,450
General Cable Corp.
5.166% 04/01/15 (b)	125,000	105,000
7.125% 04/01/17	55,000	49,500
Electrical Components & Equipment Total		425,950
Electronics – 0.0%
Flextronics International Ltd.
6.250% 11/15/14	235,000	198,575
Electronics Total		198,575
Engineering & Construction – 0.0%
Esco Corp.
8.625% 12/15/13 (d)	160,000	156,800
Engineering & Construction Total		156,800
Environmental Control – 0.0%
Aleris International, Inc.
10.000% 12/15/16	225,000	139,500
PIK,
9.000% 12/15/14	105,000	64,050
Allied Waste North America, Inc.
7.125% 05/15/16	160,000	149,200
7.875% 04/15/13	250,000	248,125
Environmental Control Total		600,875
Hand/Machine Tools – 0.0%
Baldor Electric Co.
8.625% 02/15/17	180,000	171,900
Hand/Machine Tools Total		171,900

See Accompanying Notes to Financial Statements.

Columbia Total Return Bond Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Machinery – 0.5%
Caterpillar Financial Services Corp.
4.250% 02/08/13	3,315,000	3,098,836
5.450% 04/15/18	1,950,000	1,744,544
6.200% 09/30/13	415,000	414,988
John Deere Capital Corp.
4.950% 12/17/12	1,670,000	1,624,646
Machinery Total		6,883,014
Machinery-Construction & Mining – 0.0%
Terex Corp.
8.000% 11/15/17	325,000	295,750
Machinery-Construction & Mining Total		295,750
Machinery-Diversified – 0.0%
Columbus McKinnon Corp.
8.875% 11/01/13	130,000	133,900
Manitowoc Co., Inc.
7.125% 11/01/13	280,000	260,400
Machinery-Diversified Total		394,300
Miscellaneous Manufacturing – 0.3%
American Railcar Industries, Inc.
7.500% 03/01/14	230,000	203,550
Bombardier, Inc.
6.300% 05/01/14 (d)	305,000	283,650
General Electric Co.
5.000% 02/01/13	2,783,000	2,563,190
Koppers Holdings, Inc.
(e) 11/15/14 (9.875% 11/15/09)	260,000	232,700
TriMas Corp.
9.875% 06/15/12	224,000	189,840
Trinity Industries, Inc.
6.500% 03/15/14	295,000	278,038
Miscellaneous Manufacturing Total		3,750,968
Packaging & Containers – 0.1%
Berry Plastics Holding Corp.
10.250% 03/01/16	305,000	201,300
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	430,000	419,250
Jefferson Smurfit Corp.
8.250% 10/01/12	345,000	288,075
Owens-Brockway Glass Container, Inc.
8.250% 05/15/13	350,000	348,250
Solo Cup Co.
8.500% 02/15/14	375,000	300,000
Packaging & Containers Total		1,556,875
Transportation – 1.0%
BNSF Funding Trust I
6.613% 12/15/55 (b)	2,450,000	2,006,182

	Par ($)(a)	Value ($)
Burlington Northern Santa Fe Corp.
6.200% 08/15/36	900,000	826,538
6.750% 07/15/11	4,184,000	4,367,485
Navios Maritime Holdings, Inc.
9.500% 12/15/14	280,000	257,600
PHI, Inc.
7.125% 04/15/13	205,000	181,425
QDI LLC
9.000% 11/15/10	250,000	105,000
Ship Finance International Ltd.
8.500% 12/15/13	205,000	198,850
TFM SA de CV
9.375% 05/01/12	320,000	326,400
Union Pacific Corp.
5.700% 08/15/18	2,775,000	2,584,316
6.650% 01/15/11	3,635,000	3,745,220
Transportation Total		14,599,016
Industrials Total		32,849,416
Technology – 0.6%
Computers – 0.0%
Sungard Data Systems, Inc.
9.125% 08/15/13	475,000	427,500
Computers Total		427,500
Semiconductors – 0.0%
Amkor Technology, Inc.
9.250% 06/01/16	230,000	193,200
Freescale Semiconductor, Inc.
PIK,
9.125% 12/15/14	615,000	387,450
Semiconductors Total		580,650
Software – 0.6%
Oracle Corp.
5.000% 01/15/11	4,005,000	4,100,195
6.500% 04/15/38	5,050,000	4,591,157
Software Total		8,691,352
Technology Total		9,699,502
Utilities – 3.2%
Electric – 2.9%
AEP Texas Central Co.
6.650% 02/15/33	5,830,000	5,190,706
AES Corp.
8.000% 10/15/17	315,000	284,288
CMS Energy Corp.
6.875% 12/15/15	160,000	146,383

See Accompanying Notes to Financial Statements.

Columbia Total Return Bond Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Commonwealth Edison Co.
4.700% 04/15/15	1,125,000	1,014,390
5.900% 03/15/36	815,000	664,290
5.950% 08/15/16	3,430,000	3,239,326
6.950% 07/15/18	1,630,000	1,552,575
Consolidated Edison Co. of New York, Inc.
6.750% 04/01/38	6,260,000	5,918,767
Duke Energy Corp.
5.300% 10/01/15	6,000,000	5,787,780
Edison Mission Energy
7.000% 05/15/17	380,000	342,000
Energy Future Holdings Corp.
10.875% 11/01/17 (d)	260,000	234,650
Exelon Generation Co. LLC
6.200% 10/01/17	3,000,000	2,636,460
6.950% 06/15/11	800,000	810,136
FPL Energy National Wind LLC
5.608% 03/10/24 (d)	514,022	486,758
Hydro Quebec
8.500% 12/01/29	1,510,000	2,123,060
Intergen NV
9.000% 06/30/17 (d)	460,000	460,000
MidAmerican Energy Holdings Co.
5.000% 02/15/14	3,300,000	3,067,878
NRG Energy, Inc.
7.375% 02/01/16	315,000	283,500
7.375% 01/15/17	255,000	232,050
NSG Holdings LLC/NSG Holdings, Inc.
7.750% 12/15/25 (d)	225,000	213,750
Oncor Electric Delivery Co.
5.950% 09/01/13 (d)	3,110,000	2,875,568
Pacific Gas & Electric Co.
4.200% 03/01/11	3,476,000	3,396,052
Reliant Energy, Inc.
7.875% 06/15/17	220,000	162,800
Southern Power Co.
6.375% 11/15/36	965,000	828,651
Texas Competitive Electric Holdings Co.
PIK,
10.500% 11/01/16 (d)	840,000	711,900
Windsor Financing LLC
5.881% 07/15/17 (d)	1,414,552	1,417,353
Electric Total		44,081,071
Gas – 0.3%
Atmos Energy Corp.
6.350% 06/15/17	2,065,000	1,943,163
Nakilat, Inc.
6.067% 12/31/33 (d)	2,140,000	1,906,312
Gas Total		3,849,475

	Par ($)(a)	Value ($)
Independent Power Producers – 0.0%
Dynegy Holdings, Inc.
7.125% 05/15/18	450,000	339,750
Mirant Americas Generation LLC
8.500% 10/01/21	450,000	348,750
Independent Power Producers Total		688,500
Utilities Total		48,619,046
Total Corporate Fixed-Income Bonds & Notes (Cost of $558,125,210)		486,650,466
Commercial Mortgage-Backed Securities – 14.8%
Bear Stearns Commercial Mortgage Securities
4.674% 06/11/41	11,460,000	10,190,556
4.740% 03/13/40	640,000	599,755
4.750% 02/13/46 (b)	5,060,000	4,580,667
4.830% 08/15/38	3,530,000	3,319,937
4.933% 02/13/42 (b)	4,535,000	4,106,165
5.877% 09/11/38 (b)	482,000	447,926
Chase Commercial Mortgage Securities Corp.
6.484% 02/12/16 (b)(d)	13,600,000	13,610,958
Credit Suisse Mortgage Capital Certificates
6.021% 06/15/38 (b)	15,000,000	13,634,515
CS First Boston Mortgage Securities Corp.
4.577% 04/15/37	2,319,000	2,261,994
GE Capital Commercial Mortgage Corp.
5.189% 07/10/39 (b)	14,309,000	13,293,633
GMAC Commercial Mortgage Securities, Inc.
1.355% 07/15/29 (b)	9,141,189	421,345
Greenwich Capital Commercial Funding Corp.
4.533% 01/05/36	1,666,000	1,601,645
GS Mortgage Securities Corp. II
5.993% 08/10/45 (b)	5,420,000	4,627,309
6.526% 08/15/18 (d)	6,170,000	6,187,615
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% 12/12/34	7,975,000	7,553,430
5.814% 06/12/43 (b)	9,095,000	8,164,568
5.992% 06/15/49 (b)	13,000,000	12,233,776
6.023% 04/15/45 (b)	1,642,232	1,625,759
LB-UBS Commercial Mortgage Trust
4.853% 09/15/31	3,555,000	3,347,849
5.084% 02/15/31	10,080,000	9,733,898
5.103% 11/15/30	10,000,000	9,783,210
6.462% 03/15/31	7,330,000	7,363,203
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.843% 12/15/30 (b)	37,367,657	505,072
Merrill Lynch Mortgage Trust
4.747% 06/12/43 (b)	15,000,000	13,341,353

See Accompanying Notes to Financial Statements.

Columbia Total Return Bond Fund, September 30, 2008 (Unaudited)

Commercial Mortgage-Backed Securities (continued)
	Par ($)(a)	Value ($)
Morgan Stanley Capital I
4.989% 08/13/42	4,090,000	3,682,325
5.168% 01/14/42	5,665,000	5,199,279
5.283% 11/12/41	3,665,000	3,514,345
5.378% 11/14/42 (b)	3,710,000	3,419,062
Wachovia Bank Commercial Mortgage Trust
5.384% 10/15/44 (b)	22,960,000	20,936,159
5.416% 01/15/45 (b)	5,000,000	4,380,003
5.418% 01/15/45 (b)	9,000,000	7,904,212
5.509% 04/15/47	15,000,000	12,478,719
5.609% 03/15/45 (b)	5,635,000	4,610,374
6.100% 02/15/51 (b)	7,000,000	5,486,452
Total Commercial Mortgage-Backed Securities (Cost of $239,741,579)		224,147,068
Asset-Backed Securities – 7.9%
Bombardier Capital Mortgage Securitization Corp.
6.230% 04/15/28	106,000	105,474
Capital One Multi-Asset Execution Trust
4.850% 11/15/13	3,905,000	3,806,418
4.850% 02/18/14	10,000,000	9,717,487
Carmax Auto Owner Trust
5.270% 11/15/12	12,500,000	12,297,825
Citibank Credit Card Issuance Trust
4.750% 10/22/12	1,880,000	1,863,894
5.350% 02/07/20	11,000,000	9,848,160
Contimortgage Home Equity Trust
6.880% 01/15/28	124,448	110,236
8.180% 12/25/29 (b)	152,227	149,068
Daimler Chrysler Auto Trust
4.940% 02/08/12	8,935,000	8,752,439
Discover Card Master Trust
5.100% 10/15/13	7,750,000	7,569,575
First Alliance Mortgage Loan Trust
7.625% 07/25/25	818,715	701,356
First Plus Home Loan Trust
7.720% 05/10/24 (b)	109,075	107,355
Ford Credit Auto Owner Trust
4.950% 03/15/13	7,500,000	7,084,376
5.160% 04/15/13	5,650,000	5,403,567
Franklin Auto Trust
5.360% 05/20/16	3,200,000	3,099,382
Harley-Davidson Motorcycle Trust
2.960% 02/15/12	468,488	437,713
Honda Auto Receivables Owner Trust
4.470% 01/18/12	7,550,000	7,358,250
IMC Home Equity Loan Trust
7.500% 04/25/26	221,129	220,102
Long Beach Auto Receivables Trust
4.250% 04/15/12	4,786,852	4,636,284
Master Asset Backed Securities Trust
3.347% 02/25/36 (b)	984,936	972,661

	Par ($)(a)		Value ($)
Money Store Home Equity Trust
2.788% 08/15/29 (b)		3,732,866	2,785,557
Morgan Stanley Mortgage Loan Trust
3.327% 10/25/36 (b)		1,435,598	1,376,527
Nissan Auto Receivables Owner Trust
4.280% 06/16/14		3,000,000	2,816,715
SACO I, Inc.
3.407% 04/25/35 (b)(d)		291,667	194,428
SLM Student Loan Trust
2.879% 03/15/17 (b)		4,717,805	4,599,433
2.899% 12/15/20 (b)		9,792,000	9,063,816
2.910% 04/25/17 (b)		2,796,692	2,755,178
USAA Auto Owner Trust
4.280% 10/15/12		12,155,000	11,883,606
Total Asset-Backed Securities (Cost of $125,665,346)			119,716,882
Government & Agency Obligations – 6.2%
Foreign Government Obligations – 5.7%
African Development Bank
1.950% 03/23/10	JPY	497,000,000	4,733,115
Aries Vermoegensverwaltungs GmbH
7.750% 10/25/09	EUR	750,000	1,076,629
Asian Development Bank/Pasig
1.150% 10/06/08 (i)	JPY	300,000,000	2,820,767
Belgium Government Bond
3.750% 09/28/15	EUR	1,305,000	1,761,451
Canada Housing Trust No. 1
3.950% 12/15/11 (d)	CAD	760,000	722,852
Corp. Andina de Fomento
6.375% 06/18/09	EUR	870,000	1,225,328
Eksportfinans A/S
1.600% 03/20/14	JPY	150,000,000	1,419,922
1.800% 06/21/10	JPY	310,000,000	2,953,740
European Investment Bank
0.685% 09/21/11 (b)	JPY	435,000,000	4,088,947
1.250% 09/20/12	JPY	50,000,000	472,514
1.400% 06/20/17	JPY	68,300,000	637,691
3.625% 10/15/13	EUR	1,130,000	1,538,112
5.500% 12/07/11	GBP	190,000	343,127
Federal Republic of Germany
4.250% 07/04/14	EUR	4,025,000	5,786,581
4.250% 07/04/17	EUR	3,850,000	5,520,248
Government of Canada
4.500% 06/01/15	CAD	325,000	324,795
5.000% 06/01/14	CAD	320,000	327,382
Inter-American Development Bank
1.900% 07/08/09	JPY	330,000,000	3,125,712
Japan Finance Corp. for Municipal Enterprises
1.900% 06/22/18 (c)	JPY	60,000,000	578,369

See Accompanying Notes to Financial Statements.

Columbia Total Return Bond Fund, September 30, 2008 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)(a)		Value ($)
Kingdom of Norway
6.000% 05/16/11	NOK	4,155,000	734,668
Kingdom of Spain
5.000% 07/30/12	EUR	1,200,000	1,734,889
Kingdom of Sweden
4.000% 12/01/09	SEK	1,405,000	203,390
5.500% 10/08/12	SEK	3,580,000	549,994
Kreditanstalt fuer Wiederaufbau
0.688% 08/08/11 (b)	JPY	400,000,000	3,761,313
4.375% 03/15/18		5,210,000	5,193,927
Netherlands Government Bond
3.250% 07/15/15	EUR	1,820,000	2,430,115
New South Wales Treasury Corp.
5.500% 08/01/14	AUD	330,000	255,237
Province of Ontario
1.875% 01/25/10	JPY	415,000,000	3,949,678
Province of Quebec
5.125% 11/14/16		4,060,000	4,162,689
6.000% 10/01/12	CAD	550,000	556,150
Republic of Finland
5.375% 07/04/13	EUR	725,000	1,078,781
Republic of France
3.000% 10/25/15	EUR	1,865,000	2,438,031
4.000% 04/25/13	EUR	2,820,000	3,961,898
4.250% 10/25/17	EUR	555,000	777,600
4.750% 10/25/12	EUR	2,355,000	3,411,482
Republic of Ireland
5.000% 04/18/13	EUR	1,000,000	1,453,990
Republic of Italy
4.250% 11/01/09	EUR	1,300,000	1,836,875
4.250% 02/01/15	EUR	1,385,000	1,920,985
Republic of Poland
5.750% 03/24/10	PLN	2,105,000	864,018
Svensk Exportkredit AB
5.125% 03/01/17		310,000	321,124
United Kingdom Treasury
4.750% 06/07/10	GBP	571,000	1,027,121
5.000% 03/07/25	GBP	1,630,000	2,990,977
8.000% 09/27/13	GBP	450,000	932,494
Foreign Government Obligations Total			86,004,708
U.S. Government Obligations – 0.5%
U.S. Treasury Bond
4.000% 08/15/18		5,735,000	5,816,546
U.S. Treasury Note
3.125% 08/31/13		2,020,000	2,035,465
U.S. Government Obligations Total			7,852,011
Total Government & Agency Obligations (Cost of $90,629,619)			93,856,719

Collateralized Mortgage Obligations – 1.1%
	Par ($)(a)	Value ($)
Non-Agency – 1.1%
Bear Stearns Alt-A Trust
3.487% 01/25/35 (b)	2,101,037	1,278,284
4.772% 10/25/33 (b)	1,577,294	1,340,883
Citigroup Mortgage Loan Trust, Inc.
5.883% 09/25/37 (b)	5,146,685	3,877,955
Countrywide Alternative Loan Trust
3.297% 03/25/36 (b)	189,687	186,853
Countrywide Home Loan Mortgage Pass Through Trust
4.595% 12/19/33 (b)	2,723,204	2,490,061
Morgan Stanley Mortgage Loan Trust
3.427% 02/25/47 (b)	7,463,034	3,340,654
Sequoia Mortgage Trust
4.068% 07/20/34 (b)	2,076,939	1,678,538
Structured Asset Securities Corp.
5.500% 07/25/33	2,121,376	2,052,158
Non-Agency Total		16,245,386
Total Collateralized Mortgage Obligations (Cost of $23,408,791)		16,245,386
Municipal Bonds – 0.9%
California – 0.4%
CA Los Angeles California Community College District
Series 2008 F-1,
5.000% 08/01/33	6,200,000	5,774,433
California Total		5,774,433
New York – 0.5%
NY Triborough Bridge & Tunnel Authority
Series 2008 C,
5.000% 11/15/38	7,500,000	6,909,375
New York Total		6,909,375
Virginia – 0.0%
VA Tobacco Settlement Financing Corp.
Series 2007 A1,
6.706% 06/01/46	310,000	240,080
Virginia Total		240,080
Total Municipal Bonds (Cost of $13,876,339)		12,923,888

See Accompanying Notes to Financial Statements.

Columbia Total Return Bond Fund, September 30, 2008 (Unaudited)

Short-Term Obligation – 1.6%
	Par ($)(a)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 1.400%, collateralized U.S. Government Agency Obligation maturing 04/03/12, market value of $24,476,225 (repurchase proceeds $23,915,930)	23,915,000	23,915,000
Total Short-Term Obligation (Cost of $23,915,000)		23,915,000
Total Investments – 103.8% (Cost of $1,668,749,882)(l)		1,571,042,693
Other Assets & Liabilities, Net – (3.8)%		(57,557,359)
Net Assets – 100.0%		1,513,485,334

Notes to Investment Portfolio:

(a)  Principal amount is stated in U.S. dollars unless otherwise noted.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(c)  Security, or a portion thereof, purchased on a delayed delivery basis.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities, which are not illiquid except the following, amounted to $86,743,440, which represents 5.7% of net assets.

Security	Acquisition Date	Par/Unit	Cost	Value
ACE Cash Express, Inc. 10.250% 10/01/14	10/05/06	$190,000	$191,412	$136,800
Local TV Finance LLC, PIK, 9.250% 06/15/15	05/07/07	170,000	171,169	110,500
Orascom Telecom Finance SCA 7.875% 02/08/14	02/08/07	170,000	170,000	148,750
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/28/07	340,000	344,705	316,142
				$712,192

(e)  Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(f)  This security or a portion of the security is pledged for open credit default swap contracts. At September 30, 2008, the total market value of securities pledged amounted to $1,353,600.

(g)  Loan participation agreement.

(h)  The issuer filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At September 30, 2008, the value of these securities amounted to $1,463,125, which represents 0.1% of net assets.

(i)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At September 30, 2008, the value of this security represents 0.2% of net assets.

Security	Acquisition Date	Par		Cost	Value
Asian Development Bank/Pasig 1.150% 10/06/08	09/26/06	JPY	300,000,000	$2,578,821	$2,820,767

(j)  All or a portion of this security is pledged for collateral for open futures contracts. At September 30, 2008, market value of this security pledged amounted to $2,221,920.

(k)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $1,463,125, which represents 0.1% of net assets.

(l)  Cost for federal income tax purposes is $1,668,781,527.

At September 30, 2008, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Notes	550	$61,728,906	$61,568,135	Dec-2008	$(160,771)
10-Year U.S. Treasury Notes	375	42,984,375	43,349,367	Dec-2008	364,992
					$204,221

At September 30, 2008, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Bonds	332	$38,901,063	$39,070,509	Dec-2008	$(169,446)

See Accompanying Notes to Financial Statements.

Columbia Total Return Bond Fund, September 30, 2008 (Unaudited)

Forward foreign currency exchange contracts outstanding on September 30, 2008 are:

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$198,802	$200,321	10/17/08	$(1,519)
CAD	195,804	197,533	10/20/08	(1,729)
EUR	9,562,253	9,513,970	10/14/08	48,283
EUR	9,485,775	9,515,859	10/16/08	(30,084)
EUR	13,214,938	13,045,431	10/20/08	169,507
EUR	4,055,755	3,912,896	10/29/08	142,859
EUR	599,584	578,805	10/30/08	20,779
GBP	790,272	796,843	10/08/08	(6,571)
GBP	4,488,400	4,364,764	10/29/08	123,636
				$465,161

At September 30, 2008, the Fund has entered into the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Buy (Sale) Protection	Receive (Pay) Fixed Rate	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Barclays	SLM Corp. 5.125% 08/27/12	Sale	4.750%	03/20/09	$3,500,000	$(227,508)
Morgan Stanley	Macy's, Inc. 6.625% 04/01/11	Buy	(2.750)%	06/20/13	3,690,000	(76,671)
Barclays	Macy's, Inc. 7.450% 07/15/17	Buy	(2.700)%	06/20/13	3,690,000	(69,134)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	(2.850)%	09/20/13	1,000,000	5,749
Barclays	Limited Brands, Inc. 6.125% 12/01/12	Buy	(3.650)%	12/20/13	1,000,000	(27,396)
						$(394,960)

At September 30, 2008, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	39.2
Corporate Fixed-Income Bonds & Notes	32.1
Commercial Mortgage-Backed Securities	14.8
Asset-Backed Securities	7.9
Government & Agency Obligations	6.2
Collateralized Mortgage Obligations	1.1
Municipal Bonds	0.9
102.2
Short-Term Obligation	1.6
Other Assets & Liabilities, Net	(3.8)
100.0
Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Currency
GBP	Great Britain Pound
I.O.	Interest Only
JPY	Japanese Yen
NOK	Norwegian Krone
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Short Term Bond Fund

September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 27.0%
	Par ($)	Value ($)
Basic Materials – 0.7%
Chemicals – 0.4%
EI Du Pont de Nemours & Co.
5.000% 07/15/13	4,910,000	4,836,016
Chemicals Total		4,836,016
Iron/Steel – 0.3%
Nucor Corp.
5.000% 06/01/13	4,304,000	4,216,254
Iron/Steel Total		4,216,254
Basic Materials Total		9,052,270
Communications – 3.3%
Media – 0.8%
Comcast Corp.
5.500% 03/15/11	2,885,000	2,832,856
5.850% 01/15/10	2,500,000	2,514,637
Time Warner Cable, Inc.
6.200% 07/01/13	4,700,000	4,559,696
Media Total		9,907,189
Telecommunication Services – 2.5%
AT&T, Inc.
6.250% 03/15/11	7,750,000	7,832,538
British Telecommunications PLC
5.150% 01/15/13	3,605,000	3,364,449
Deutsche Telekom International Finance BV
8.500% 06/15/10	5,000,000	5,190,400
Telefonica Emisones SAU
5.984% 06/20/11	4,000,000	3,956,160
Verizon Global Funding Corp.
7.250% 12/01/10	5,000,000	5,202,950
Vodafone Group PLC
7.750% 02/15/10	4,475,000	4,612,293
Telecommunication Services Total		30,158,790
Communications Total		40,065,979
Consumer Cyclical – 0.8%
Retail – 0.8%
CVS Caremark Corp.
5.750% 08/15/11	3,500,000	3,551,664
Target Corp.
6.350% 01/15/11	6,200,000	6,391,518
Retail Total		9,943,182
Consumer Cyclical Total		9,943,182
Consumer Non-Cyclical – 2.6%
Beverages – 0.6%
Coca-Cola Enterprises, Inc.
5.750% 11/01/08	1,275,000	1,275,599

	Par ($)	Value ($)
Diageo Capital PLC
4.375% 05/03/10	6,030,000	6,068,725
Beverages Total		7,344,324
Cosmetics/Personal Care – 0.0%
Procter & Gamble Co.
6.875% 09/15/09	200,000	205,897
Cosmetics/Personal Care Total		205,897
Food – 0.7%
ConAgra Foods, Inc.
7.875% 09/15/10	3,796,000	4,005,922
Kraft Foods, Inc.
5.625% 08/11/10	4,100,000	4,181,988
Food Total		8,187,910
Healthcare Services – 0.3%
UnitedHealth Group, Inc.
4.125% 08/15/09	3,675,000	3,641,444
Healthcare Services Total		3,641,444
Pharmaceuticals – 1.0%
Abbott Laboratories
5.600% 05/15/11	6,775,000	7,002,145
Wyeth
6.950% 03/15/11	5,531,000	5,835,913
Pharmaceuticals Total		12,838,058
Consumer Non-Cyclical Total		32,217,633
Energy – 1.7%
Oil & Gas – 1.2%
Canadian Natural Resources Ltd.
5.450% 10/01/12	1,500,000	1,413,915
6.700% 07/15/11	2,000,000	1,981,020
Conoco Funding Co.
6.350% 10/15/11	5,675,000	5,877,166
Occidental Petroleum Corp.
6.750% 01/15/12	1,750,000	1,886,446
Valero Energy Corp.
6.875% 04/15/12	3,415,000	3,506,675
Oil & Gas Total		14,665,222
Oil & Gas Services – 0.3%
Weatherford International Ltd.
5.150% 03/15/13	3,585,000	3,452,531
Oil & Gas Services Total		3,452,531
Pipelines – 0.2%
TransCanada Pipelines Ltd.
6.125% 02/19/10	2,500,000	2,567,875
Pipelines Total		2,567,875
Energy Total		20,685,628

See Accompanying Notes to Financial Statements.

Columbia Short Term Bond Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Financials – 12.7%
Banks – 3.6%
Bank of New York Mellon Corp.
4.950% 11/01/12	2,625,000	2,495,892
5.125% 08/27/13	4,080,000	3,889,635
Barclays Bank PLC
7.400% 12/15/09	3,165,000	3,228,730
Deutsche Bank AG
4.875% 05/20/13	5,500,000	5,253,463
Fifth Third Bank
4.200% 02/23/10	6,275,000	5,914,501
PNC Funding Corp.
4.500% 03/10/10	4,000,000	3,959,936
SunTrust Banks, Inc.
4.250% 10/15/09	5,525,000	5,422,180
U.S. Bank National Association
6.375% 08/01/11	8,850,000	8,933,411
Wells Fargo & Co.
5.250% 10/23/12	5,890,000	5,653,517
Banks Total		44,751,265
Diversified Financial Services – 6.4%
American Express Credit Corp.
5.875% 05/02/13	9,000,000	8,294,841
Capital One Bank
5.750% 09/15/10	5,650,000	5,204,582
Citigroup, Inc.
4.250% 07/29/09	4,625,000	4,449,213
Countrywide Home Loans, Inc.
4.125% 09/15/09 (a)	4,625,000	4,253,608
Credit Suisse First Boston USA, Inc.
4.875% 08/15/10	6,800,000	6,759,431
General Electric Capital Corp.
4.875% 10/21/10	5,490,000	5,315,028
Goldman Sachs Group, Inc.
4.500% 06/15/10	6,135,000	5,694,992
HSBC Finance Corp.
7.000% 05/15/12	8,275,000	8,041,662
JPMorgan & Co.
6.000% 01/15/09	8,250,000	8,212,528
JPMorgan Chase & Co.
3.800% 10/02/09	2,500,000	2,424,430
Lehman Brothers Holdings, Inc.
3.950% 11/10/09 (b)(k)	5,365,000	670,625
Merrill Lynch & Co., Inc.
4.125% 01/15/09 (k)	4,500,000	4,455,000
6.150% 04/25/13	2,000,000	1,848,114
Morgan Stanley
3.875% 01/15/09 (k)	5,400,000	5,346,000
4.250% 05/15/10	2,000,000	1,625,148

	Par ($)	Value ($)
National Rural Utilities Cooperative Finance Corp.
5.500% 07/01/13	1,550,000	1,538,639
5.750% 08/28/09	3,975,000	4,025,443
Diversified Financial Services Total		78,159,284
Insurance – 1.7%
Allstate Corp.
7.200% 12/01/09	7,000,000	7,108,731
American International Group, Inc.
5.375% 10/18/11	6,000,000	3,818,130
Berkshire Hathaway Finance Corp.
5.000% 08/15/13 (c)	3,000,000	2,992,104
Genworth Financial, Inc.
4.750% 06/15/09	4,010,000	3,324,294
Principal Life Income Funding Trusts
5.300% 04/24/13	4,000,000	3,987,440
Insurance Total		21,230,699
Real Estate Investment Trusts (REITs) – 0.3%
Simon Property Group LP
4.875% 03/18/10	4,350,000	4,294,729
Real Estate Investment Trusts (REITs) Total		4,294,729
Savings & Loans – 0.7%
Western Financial Bank
9.625% 05/15/12	9,050,000	8,437,677
Savings & Loans Total		8,437,677
Financials Total		156,873,654
Industrials – 1.9%
Aerospace & Defense – 0.3%
United Technologies Corp.
6.100% 05/15/12	1,719,000	1,779,173
6.500% 06/01/09	1,750,000	1,763,190
Aerospace & Defense Total		3,542,363
Machinery – 0.8%
Caterpillar Financial Services Corp.
4.300% 06/01/10	6,295,000	6,270,733
John Deere Capital Corp.
4.500% 04/03/13	4,015,000	3,832,181
Machinery Total		10,102,914
Miscellaneous Manufacturing – 0.2%
3M Co.
5.125% 11/06/09	1,850,000	1,876,660
Miscellaneous Manufacturing Total		1,876,660
Transportation – 0.6%
Burlington Northern Santa Fe Corp.
6.750% 07/15/11	3,610,000	3,768,313
Union Pacific Corp.
3.875% 02/15/09	3,825,000	3,769,113
Transportation Total		7,537,426
Industrials Total		23,059,363

See Accompanying Notes to Financial Statements.

Columbia Short Term Bond Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Technology – 1.2%
Computers – 0.4%
International Business Machines Corp.
4.950% 03/22/11	5,010,000	5,138,908
Computers Total		5,138,908
Networking Equipment – 0.4%
Cisco Systems, Inc.
5.250% 02/22/11	4,765,000	4,864,269
Networking Equipment Total		4,864,269
Software – 0.4%
Oracle Corp.
5.000% 01/15/11	4,000,000	4,095,076
Software Total		4,095,076
Technology Total		14,098,253
Utilities – 2.1%
Electric – 1.8%
Consolidated Edison Co. of New York, Inc.
4.875% 02/01/13	4,015,000	3,922,815
Exelon Generation Co. LLC
6.950% 06/15/11	4,525,000	4,582,332
Ohio Power Co.
5.750% 09/01/13	4,970,000	4,840,233
Pacific Gas & Electric Co.
4.200% 03/01/11	4,850,000	4,738,450
Virginia Electric & Power Co.
5.100% 11/30/12	4,535,000	4,439,085
Electric Total		22,522,915
Gas – 0.3%
Sempra Energy
4.750% 05/15/09	3,810,000	3,810,191
Gas Total		3,810,191
Utilities Total		26,333,106
Total Corporate Fixed-Income Bonds & Notes (Cost of $349,555,403)		332,329,068
Asset-Backed Securities – 21.2%
ABFS Mortgage Loan Trust
4.428% 12/15/33 (d)	3,944	3,573
AmeriCredit Automobile Receivables Trust
4.870% 12/06/10	2,153,047	2,126,912
5.190% 11/06/11	17,502,499	17,142,227
5.210% 10/06/11	1,816,702	1,779,017
5.420% 08/08/11	4,873,752	4,710,201
5.420% 05/07/12	23,525,000	22,595,819
Amresco Residential Securities Mortgage Loan Trust
3.687% 07/25/28 (d)	14,774	11,743

	Par ($)	Value ($)
Capital Auto Receivables Asset Trust
3.920% 11/16/09	1,500,000	1,489,459
5.000% 04/15/11	1,000,000	989,842
5.010% 04/16/12	12,650,000	12,230,924
5.020% 09/15/11	4,200,000	4,148,012
Capital One Auto Finance Trust
5.030% 04/15/12	5,795,824	5,595,721
5.070% 07/15/11	2,454,064	2,390,655
Capital One Prime Auto Receivables Trust
5.010% 11/15/11	4,530,000	4,484,661
5.470% 06/15/11	4,100,000	4,114,444
Carmax Auto Owner Trust
5.190% 12/15/11	3,000,000	2,998,777
Cityscape Home Equity Loan Trust
7.380% 07/25/28 (d)	186,917	186,367
7.410% 05/25/28	26,375	26,010
CNH Equipment Trust
4.990% 10/15/10	19,008,296	19,041,612
Drivetime Auto Owner Trust
5.227% 08/15/12 (c)(d)	2,050,096	1,980,905
Fifth Third Auto Trust
4.070% 01/17/12	7,400,000	7,238,745
First Alliance Mortgage Loan Trust
6.680% 06/25/25	88,786	78,137
8.225% 09/20/27	258,707	228,624
First Plus Home Loan Trust
7.720% 05/10/24 (d)	31,045	30,555
Ford Credit Auto Owner Trust
4.640% 04/15/10	500,000	494,906
5.160% 11/15/10	3,565,000	3,541,789
5.160% 04/15/13	10,554,000	10,093,671
5.240% 07/15/12	997,500	946,721
5.250% 09/15/11	1,500,000	1,484,062
Franklin Auto Trust
5.360% 05/20/16	2,498,000	2,419,455
GE Equipment Midticket LLC
4.530% 06/14/11	3,000,000	2,954,181
GS Auto Loan Trust
5.480% 12/15/14	9,140,000	8,947,728
Harley-Davidson Motorcycle Trust
5.100% 05/15/12	4,500,000	4,487,022
Household Automotive Trust
4.350% 06/18/12	3,095,493	3,039,555
IMC Home Equity Loan Trust
7.080% 08/20/28	25,874	24,302
7.310% 11/20/28	169,787	169,300
7.500% 04/25/26	149,876	149,180
7.520% 08/20/28	506,636	406,641
Long Beach Auto Receivables Trust
4.250% 04/15/12	3,542,270	3,430,850
4.972% 10/15/11	5,000,000	4,929,978

See Accompanying Notes to Financial Statements.

Columbia Short Term Bond Fund, September 30, 2008 (Unaudited)

Asset-Backed Securities (continued)
	Par ($)	Value ($)
Merrill Auto Trust Securitization
4.270% 12/15/10	4,000,000	3,959,864
5.500% 03/15/12	4,200,000	4,113,933
Nissan Auto Lease Trust
5.140% 07/15/11	6,000,000	5,903,207
5.200% 05/17/10	1,100,000	1,098,850
Nissan Auto Receivables Owner Trust
5.030% 05/16/11	997,500	995,313
5.160% 02/15/10	347,793	348,553
Novastar Home Equity Loan
3.987% 05/25/33 (d)	3,217,579	2,721,087
Onyx Acceptance Grantor Trust
3.910% 09/15/11	1,308,611	1,257,965
Residential Asset Mortgage Products, Inc.
3.887% 03/25/33 (d)	366,324	202,028
Residential Funding Mortgage Securities II, Inc.
3.497% 08/25/33 (d)	27,029	20,590
4.760% 07/25/28 (d)	2,180,000	2,032,658
SLM Student Loan Trust
2.879% 03/15/17 (d)	1,754,434	1,710,414
2.899% 12/15/20 (d)	9,415,000	8,714,852
Terwin Mortgage Trust
4.107% 07/25/34 (d)	964,392	855,182
Triad Auto Receivables Owner Trust
4.880% 04/12/13	17,419,000	15,837,921
5.260% 11/14/11	591,066	580,449
UPFC Auto Receivables Trust
4.980% 08/15/11	1,226,914	1,214,626
5.010% 08/15/12	7,977,049	7,587,883
5.490% 05/15/12	592,107	571,570
USAA Auto Owner Trust
4.130% 11/15/11	1,919,952	1,920,522
4.170% 02/15/11	10,751,360	10,740,249
4.280% 10/15/12	8,400,000	8,212,446
4.900% 02/15/12	2,500,000	2,481,960
Volkswagen Auto Loan Enhanced Trust
4.860% 04/20/12	5,075,555	5,082,538
Wachovia Auto Loan Owner Trust
5.080% 04/20/12 (c)	10,500,000	10,271,913
Total Asset-Backed Securities (Cost of $265,568,290)		261,578,856
Collateralized Mortgage Obligations – 19.0%
Agency – 5.3%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	2,054,029	2,049,756
4.500% 03/15/17	1,490,824	1,495,466
4.500% 08/15/28	2,167,391	2,169,042
5.000% 10/15/27	2,007,045	2,021,139
5.500% 08/15/13	738,802	750,443
5.500% 11/15/21	7,970,296	8,107,738
5.500% 04/15/26	1,906,477	1,946,769

	Par ($)	Value ($)
5.500% 12/15/26	7,678,010	7,790,258
5.500% 10/15/27	3,542,334	3,614,104
5.500% 01/15/29	6,079,000	6,215,181
5.500% 10/15/29	2,620,807	2,678,245
6.000% 03/15/19	2,735,000	2,795,277
6.000% 06/15/25	3,590,066	3,648,294
6.000% 06/15/31	235,547	238,127
7.000% 06/15/22	97,097	96,989
I.O.,
5.500% 05/15/27	391,309	20,836
Federal National Mortgage Association (e) 05/25/23	1,112,247	924,045
5.000% 04/25/16	1,434,993	1,442,790
5.000% 04/25/31	2,302,483	2,310,074
5.000% 09/25/33	4,029,431	4,051,704
Government National Mortgage Association
4.500% 08/20/35	556,609	556,468
5.000% 05/16/27	320,282	321,691
5.000% 06/20/28	9,620,000	9,690,620
Agency Total		64,935,056
Non-Agency – 13.7%
Bank of America Mortgage Securities
4.083% 03/25/34 (d)	3,917,652	3,538,883
5.092% 11/25/35 (d)	1,909,983	1,630,448
5.250% 02/25/18	485,940	492,400
Bear Stearns Adjustable Rate Mortgage Trust
6.423% 04/25/34 (d)	730,053	510,081
Bear Stearns Alt-A Trust
5.226% 09/25/34 (d)	1,767,056	1,406,692
Chase Mortgage Finance Corp.
5.997% 03/25/37 (d)	779,320	716,902
Countrywide Alternative Loan Trust
3.607% 03/25/34 (d)	462,155	406,347
5.250% 08/25/35	6,042,497	5,628,136
5.500% 07/25/34	1,977,259	1,868,752
Countrywide Home Loan Mortgage Pass Through Trust
3.707% 03/25/34 (d)	2,853,510	2,317,619
5.500% 09/25/35	21,212,897	21,141,443
Credit Suisse Mortgage Capital Certificates
5.750% 02/25/36	6,500,418	6,484,072
GMAC Mortgage Corporation Loan Trust
3.707% 05/25/18 (d)	2,131,208	2,078,591
IMPAC CMB Trust
3.587% 08/25/35 (d)	1,198,930	557,253
JPMorgan Mortgage Trust
5.698% 04/25/37 (d)	10,371,759	9,345,699
5.755% 04/25/36 (d)	14,178,244	12,542,953
6.043% 10/25/36 (d)	13,644,242	11,791,527

See Accompanying Notes to Financial Statements.

Columbia Short Term Bond Fund, September 30, 2008 (Unaudited)

Collateralized Mortgage Obligations (continued)
	Par ($)	Value ($)
MASTR Asset Securitization Trust
5.750% 05/25/36	12,169,629	12,116,061
PNC Mortgage Securities Corp.
(e) 04/28/27	3,671	3,643
Residential Accredit Loans, Inc.
3.807% 07/25/32 (d)	31,106	27,310
SACO I, Inc.
7.000% 08/25/36 (c)	131,748	130,266
Structured Adjustable Rate Mortgage Loan Trust
5.814% 07/25/36 (d)	4,033,976	2,974,085
Structured Asset Securities Corp.
5.500% 05/25/33	289,782	270,663
5.500% 07/25/33	185,421	179,371
5.750% 04/25/33	1,852,356	1,688,110
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.500% 10/25/35	2,803,675	2,721,656
Washington Mutual Mortgage Pass-Through Certificates
4.679% 05/25/35 (d)	518,516	517,922
5.543% 01/25/37 (d)	19,165,080	18,817,880
5.647% 11/25/36 (d)	13,532,654	12,511,497
5.873% 07/25/37 (d)	10,724,804	8,247,749
6.067% 10/25/36 (d)	7,623,630	6,982,651
Wells Fargo Mortgage Backed Securities Trust
4.000% 08/25/34 (d)	2,435,000	2,386,647
4.500% 08/25/18	1,611,661	1,600,385
4.958% 09/25/35 (d)	4,218,488	3,977,509
4.992% 12/25/34 (d)	2,354,848	2,162,609
5.240% 04/25/36 (d)	7,568,460	7,068,241
5.250% 08/25/33	2,027,102	2,013,206
Non-Agency Total		168,855,259
Total Collateralized Mortgage Obligations (Cost of $247,892,016)		233,790,315
Government & Agency Obligations – 9.9%
Foreign Government Obligations – 2.2%
Morocco Government AID Bond
3.094% 05/01/23 (d)	975,000	985,199
Province of Ontario
3.125% 09/08/10	6,000,000	6,043,740
Province of Quebec
5.000% 07/17/09	8,655,000	8,808,020
Svensk Exportkredit AB
5.000% 05/22/09	4,915,000	4,971,031
United Mexican States
4.625% 10/08/08	6,000,000	6,000,000
Foreign Government Obligations Total		26,807,990

	Par ($)	Value ($)
U.S. Government Agencies – 4.8%
Federal Farm Credit Bank
2.700% 09/23/09	6,275,000	6,247,848
Federal Home Loan Bank
3.375% 02/27/13 (f)	12,500,000	12,162,788
5.250% 06/10/11	1,780,000	1,857,519
5.330% 03/06/12	5,200,000	5,246,566
5.375% 07/17/09	9,500,000	9,662,222
Federal Home Loan Mortgage Corp.
6.625% 09/15/09 (f)	20,500,000	21,164,015
Federal National Mortgage Association
5.000% 04/20/09 (d)	1,835,000	1,851,273
5.375% 08/15/09 (g)	1,000,000	1,018,997
U.S. Government Agencies Total		59,211,228
U.S. Government Obligations – 2.9%
U.S. Treasury Inflation Indexed Bond
3.500% 01/15/11 (f)	6,855,084	7,128,753
U.S. Treasury Notes
4.625% 07/31/09 (f)	5,750,000	5,880,720
4.875% 06/30/09 (f)	22,000,000	22,496,716
U.S. Government Obligations Total		35,506,189
Total Government & Agency Obligations (Cost of $120,250,255)		121,525,407
Mortgage-Backed Securities – 9.5%
Federal Home Loan Mortgage Corp.
4.000% 05/01/11	3,466,278	3,439,319
4.500% 11/01/20	2,749,068	2,688,023
4.500% 03/01/21	5,704,664	5,559,284
4.895% 04/01/35 (d)	702,968	705,835
5.500% 05/01/17	128,428	130,536
5.500% 09/01/17	440,659	447,893
5.500% 12/01/17	2,191,489	2,227,463
5.500% 01/01/19	12,135	12,282
5.500% 07/01/19	449,208	454,616
5.500% 12/01/20	6,419,068	6,478,303
5.500% 01/01/21	12,000,000	12,110,736
5.500% 02/01/21	11,669,193	11,762,289
5.568% 03/01/34 (d)	1,459,021	1,487,727
5.604% 01/01/36 (d)	2,349,942	2,387,958
5.910% 07/01/36 (d)	112,947	115,060
6.000% 03/01/17	57,573	58,637
6.000% 04/01/17	63,183	64,350
6.000% 06/01/17	3,833	3,904
6.000% 08/01/17	177,739	181,024
6.000% 08/01/21	1,972,836	2,009,511
6.000% 09/01/21	635,881	647,702
6.000% 10/01/21	7,160,147	7,293,257

See Accompanying Notes to Financial Statements.

Columbia Short Term Bond Fund, September 30, 2008 (Unaudited)

Mortgage-Backed Securities (continued)
	Par ($)	Value ($)
7.000% 11/01/28	295,156	311,649
7.500% 09/01/15	83,849	88,374
8.500% 07/01/30	45,769	50,760
Federal National Mortgage Association
3.216% 06/01/33 (d)	2,655,265	2,625,575
4.248% 04/01/34 (d)	2,341,604	2,366,488
4.427% 03/01/34 (d)	2,037,101	2,057,794
4.500% 11/01/14	2,141,697	2,131,875
4.500% 06/01/34 (d)	1,341,090	1,356,318
4.607% 07/01/34 (d)	4,326,602	4,340,160
4.727% 07/01/34 (d)	2,405,708	2,422,137
4.786% 06/01/35 (d)	3,172,698	3,197,684
4.869% 01/01/35 (d)	2,250,116	2,263,127
4.996% 07/01/35 (d)	2,962,586	2,992,024
5.480% 10/01/35 (d)	2,718,014	2,777,010
5.500% 05/01/21	1,361,505	1,374,494
5.500% 11/01/21	8,941,423	9,026,728
5.625% 04/01/36 (d)	5,119,577	5,289,022
5.795% 07/01/36 (d)	137,278	139,969
6.000% 03/01/09	88,184	89,923
6.000% 05/01/09	23,265	23,724
6.000% 03/01/37	3,377,220	3,391,989
6.124% 09/01/37 (d)	1,879,704	1,925,427
6.500% 03/01/12	20,053	20,803
7.500% 08/01/15	49,852	52,292
7.500% 10/01/28	1,540,788	1,670,214
7.500% 01/01/29	573,033	621,168
8.000% 05/01/15	86,241	91,467
8.000% 01/01/16	175,540	186,151
8.000% 08/01/30	21,389	23,171
8.000% 05/01/31	53,876	58,365
8.000% 07/01/31	32,072	34,723
9.000% 04/01/16	16,626	16,714
Government National Mortgage Association
5.250% 03/20/30 (d)	65,231	65,920
5.375% 04/20/22 (d)	1,798,373	1,822,258
5.375% 06/20/29 (d)	321,067	325,138
5.625% 07/20/18 (d)	299,921	304,181
6.500% 09/15/13	40,240	41,978
6.500% 03/15/32	3,045	3,132
6.500% 11/15/33	276,368	284,043
7.000% 11/15/13	49,936	52,668
7.000% 04/15/29	60,547	63,794
7.000% 08/15/29	3,010	3,171
8.000% 10/15/17	341,020	371,079
8.500% 09/15/09	1,242	1,248
8.500% 04/15/10	6,024	6,061
9.000% 12/15/09	24,483	24,610

	Par ($)	Value ($)
Small Business Administration
2.625% 06/25/22 (d)	199,361	200,268
Total Mortgage-Backed Securities (Cost of $115,996,769)		116,852,577
Commercial Mortgage-Backed Securities – 8.1%
Bear Stearns Commercial Mortgage Securities, Inc.
3.869% 02/11/41	5,330,939	5,282,435
6.480% 02/15/35	765,000	766,929
7.590% 10/15/32 (d)	5,000,000	5,117,200
CS First Boston Mortgage Securities Corp.
3.727% 03/15/35	632,377	597,858
4.302% 07/15/36	3,475,000	3,423,522
4.512% 07/15/37	1,000,000	974,545
First Union National Bank Commercial Mortgage
6.141% 02/12/34	3,175,000	3,150,974
7.390% 12/15/31	6,324,008	6,383,169
GE Capital Commercial Mortgage Corp.
4.970% 08/11/36	2,884,023	2,819,900
GS Mortgage Securities Trust
5.690% 08/10/45	7,554,791	7,147,805
JPMorgan Chase Commercial Mortgage Securities Corp.
4.334% 07/15/42	452,094	447,324
4.914% 07/12/37	6,676,931	6,567,259
5.538% 02/12/49	12,782,151	12,392,340
5.651% 06/15/49	2,428,598	2,360,596
JPMorgan Commercial Mortgage Finance Corp.
6.812% 01/15/30	8,428,000	8,494,551
LB Commercial Conduit Mortgage Trust
7.020% 06/15/31	3,900,000	3,821,571
LB-UBS Commercial Mortgage Trust
5.642% 12/15/25	4,947,390	4,925,773
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.843% 12/15/30 (d)	7,352,057	99,373
Merrill Lynch Mortgage Trust
4.446% 09/12/42	3,344,843	3,313,891
Morgan Stanley Capital I
4.690% 06/13/41	1,410,000	1,385,984
5.257% 12/15/43	4,273,816	4,157,630
5.283% 11/12/41	1,372,000	1,315,602
Nomura Asset Securities Corp.
6.590% 03/15/30	356,218	356,102
PNC Mortgage Acceptance Corp.
5.910% 03/12/34	588,516	586,237

See Accompanying Notes to Financial Statements.

Columbia Short Term Bond Fund, September 30, 2008 (Unaudited)

Commercial Mortgage-Backed Securities (continued)
	Par ($)	Value ($)
Prudential Securities Secured Financing Corp.
6.480% 11/01/31	217,182	216,654
7.707% 06/16/31 (d)	11,446,000	11,524,004
7.707% 06/16/31 (d)	1,430,000	1,440,596
Salomon Brothers Mortgage Securities VII
6.428% 12/18/35	1,126,576	1,128,686
Total Commercial Mortgage-Backed Securities (Cost of $102,084,302)		100,198,510
	Shares
Securities Lending Collateral – 4.8%
State Street Navigator Securities Lending Prime Portfolio (7 day yield 2.719%) (h)	58,743,491	58,743,491
Total Securities Lending Collateral (Cost of $58,743,491)		58,743,491
Short-Term Obligations – 3.2%
	Par ($)
Repurchase Agreement – 1.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 1.400%, collateralized by a U.S. Government Agency Obligation maturing 02/24/28, market value $20,390,859 (repurchase proceeds $19,987,777)	19,987,000	19,987,000
U.S. Government Agency & Obligation – 1.6%
Federal Home Loan Mortgage Corp.
2.987% 08/17/09 (i)	20,000,000	19,484,445
Total Short-Term Obligations (Cost of $39,471,444)		39,471,445
Total Investments – 102.7% (Cost of $1,299,561,970)(k)		1,264,489,669
Obligation to Return Collateral for Securities Loaned – (4.8)%		(58,743,491)
Other Assets & Liabilities, Net – 2.1%		25,177,795
Net Assets – 100.0%		1,230,923,973

Notes to Investment Portfolio:

(a)  Investments in affiliates during the six months ended September 30, 2008: Securities name: Countrywide Home Loans, Inc., 4.125% 09/15/09

Par as of 03/31/08:	$4,625,000
Purchases:	$-
Sales:	$-
Par as of 09/30/08:	$4,625,000
Net realized gain (loss)	$-
Interest income earned:	$95,391
Value at end of period:	$4,253,608

(b)  The issuer filed for bankruptcy protection under Chapter 11 and is default of certain debt covenants. Income is not being accrued on this security. At September 30, 2008, this security represented 0.1% of net assets.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities, which are not illiquid, amounted to $15,375,188, which represents 1.2% of net assets.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(e)  Zero coupon bond.

(f)  All or a portion of this security was on loan at September 30, 2008. The total market value of securities on loan at September 30, 2008 is $57,344,341.

(g)  The security or a portion of the security is pledged as collateral for open futures contracts. At September 30, 2008, the total market value of securities pledged amounted to $407,599.

(h)  Investment made with cash collateral received from securities lending activity.

(i)  The rate shown represents the annualized yield at the date of purchase or the date of coupon reset.

(j)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $10,471,625, which represents 0.9% of net assets.

(k)  Cost for federal income tax purposes is $1,299,561,970.

At September 30, 2008, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
2 Year U.S. Treasury Note	90	$19,209,375	$19,222,324	Dec-2008	$(12,949)

At September 30, 2008, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	27.0
Asset-Backed Securities	21.2
Collateralized Mortgage Obligations	19.0
Government & Agency Obligations	9.9
Mortgage-Backed Securities	9.5
Commercial Mortgage-Backed Securities	8.1
94.7
Securities Lending Collateral	4.8
Short-Term Obligations	3.2
Obligation to Return Collateral for Securities Loaned	(4.8)
Other Assets & Liabilities, Net	2.1
100.0
Acronym	Name
I.O.	Interest Only

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia High Income Fund

September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 89.2%
	Par ($)(a)	Value ($)
Basic Materials – 6.7%
Chemicals – 1.8%
Agricultural Chemicals – 0.2%
Mosaic Co.
7.625% 12/01/16 (b)	1,640,000	1,675,631
		1,675,631
Chemical-Plastics – 0.1%
CPG International I, Inc.
10.500% 07/01/13	1,230,000	836,400
		836,400
Chemicals-Diversified – 0.7%
NOVA Chemicals Corp.
5.953% 11/15/13 (c)	2,730,000	2,265,900
Phibro Animal Health Corp.
10.000% 08/01/13 (b)	3,285,000	3,153,600
		5,419,500
Chemicals-Specialty – 0.8%
EquiStar Chemicals LP
7.550% 02/15/26	2,925,000	1,755,000
Millennium America, Inc.
7.625% 11/15/26	4,720,000	1,888,000
Tronox Worldwide LLC/Tronox Finance Corp.
9.500% 12/01/12 (d)	5,525,000	1,823,250
		5,466,250
Chemicals Total		13,397,781
Forest Products & Paper – 3.8%
Paper & Related Products – 3.8%
Bowater, Inc.
9.375% 12/15/21	5,545,000	1,899,162
9.500% 10/15/12	105,000	40,425
Domtar Corp.
7.875% 10/15/11	4,005,000	3,984,975
Georgia-Pacific Corp.
7.750% 11/15/29	2,930,000	2,417,250
8.000% 01/15/24	921,000	810,480
8.875% 05/15/31	6,745,000	5,868,150
Glatfelter
7.125% 05/01/16	3,190,000	3,078,350
NewPage Corp.
10.000% 05/01/12	2,260,000	2,022,700
Norske Skog
7.375% 03/01/14	3,220,000	2,189,600
8.625% 06/15/11	2,580,000	2,038,200
Smurfit Capital Funding PLC
7.500% 11/20/25	4,100,000	3,403,000
		27,752,292
Forest Products & Paper Total		27,752,292

	Par ($)(a)		Value ($)
Iron/Steel – 0.9%
Steel-Specialty – 0.9%
Allegheny Ludlum Corp.
6.950% 12/15/25		3,850,000	3,611,404
Allegheny Technologies, Inc.
8.375% 12/15/11		2,320,000	2,465,914
UCAR Finance, Inc.
10.250% 02/15/12		138,000	142,140
			6,219,458
Iron/Steel Total			6,219,458
Metals & Mining – 0.2%
Metal-Diversified – 0.2%
Freeport-McMoRan Copper & Gold, Inc.
5.883% 04/01/15 (c)		1,285,000	1,230,889
			1,230,889
Metals & Mining Total			1,230,889
Basic Materials Total			48,600,420
Communications – 16.3%
Advertising – 0.7%
Advertising Agencies – 0.7%
Interpublic Group of Companies, Inc.
6.250% 11/15/14		6,266,000	5,200,780
			5,200,780
Advertising Total			5,200,780
Media – 7.4%
Cable TV – 1.3%
CSC Holdings, Inc.
6.750% 04/15/12		2,300,000	2,107,375
8.500% 06/15/15 (b)		1,080,000	1,003,050
Shaw Communications, Inc.
7.500% 11/20/13	CAD	6,060,000	5,974,759
			9,085,184
Multimedia – 2.4%
CanWest MediaWorks LP
9.250% 08/01/15 (b)		2,310,000	1,663,200
CW Media Holdings, Inc.
PIK,
13.500% 08/15/15 (b)		1,015,000	880,005
Lamar Media Corp.
6.625% 08/15/15		7,380,000	6,106,950
7.250% 01/01/13		1,500,000	1,357,500
LBI Media, Inc.
8.500% 08/01/17 (b)		2,065,000	1,362,900
Quebecor Media, Inc.
7.750% 03/15/16		6,885,000	6,024,375
			17,394,930

See Accompanying Notes to Financial Statements.

Columbia High Income Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Publishing-Books – 0.8%
Houghton Mifflin Co.
7.200% 03/15/11	4,490,000	4,400,200
Morris Publishing Group LLC
7.000% 08/01/13	5,550,000	1,332,000
		5,732,200
Publishing-Newspapers – 0.5%
Sun Media Corp.
7.625% 02/15/13	3,800,000	3,496,000
		3,496,000
Publishing-Periodicals – 1.0%
CanWest Media, Inc.
8.000% 09/15/12	1,900,619	1,587,017
Nielsen Finance
4.803% 08/09/13 (c)(e)	5,894,974	5,072,625
Ziff Davis Media, Inc.
(f) 05/01/12 (g)(h)	3,090,000	193,125
13.500% 07/15/11 (g)	780,338	663,287
		7,516,054
Television – 1.4%
ION Media Networks, Inc.
6.041% 01/15/12 (b)(c)	5,235,000	3,978,600
PIK,
10.070% 01/15/13 (b)(c)	1,394,168	722,433
Videotron Ltee
6.375% 12/15/15	665,000	585,200
6.875% 01/15/14	5,500,000	5,197,500
		10,483,733
Media Total		53,708,101
Telecommunication Services – 8.2%
Cellular Telecommunications – 2.8%
Alltel Communications, Inc.
4.997% 05/16/15 (c)(e)	4,182,750	4,049,425
Centennial Cellular Operating Co./Centennial Communications Corp.
8.125% 02/01/14	1,325,000	1,311,750
10.125% 06/15/13	2,800,000	2,772,000
Millicom International Cellular SA
10.000% 12/01/13	5,115,000	5,063,850
Rogers Wireless, Inc.
8.000% 12/15/12	5,025,000	5,012,437
9.625% 05/01/11	1,755,000	1,880,681
		20,090,143
Satellite Telecommunications – 1.3%
Inmarsat Finance II PLC
(i) 11/15/12 (10.375% 11/15/08)	5,755,000	5,668,675

	Par ($)(a)	Value ($)
Intelsat Subsidiary Holding Co., Ltd.
8.500% 01/15/13 (b)	3,935,000	3,639,875
Loral Cyberstar, Inc.
10.000% 07/15/15 (g)(j)	1,164,000	—
		9,308,550
Telecommunication Equipment – 2.1%
Lucent Technologies, Inc.
5.500% 11/15/08	4,350,000	4,306,500
6.450% 03/15/29	9,580,000	5,843,800
6.500% 01/15/28	920,000	561,200
Nortel Networks Ltd.
10.750% 07/15/16	4,845,000	2,967,562
10.750% 07/15/16 (b)	2,110,000	1,292,375
		14,971,437
Telecommunication Services – 0.4%
Colo.Com, Inc.
13.875% 03/15/10 (b)(g)(h)(j)(k)	944,357	—
GCI, Inc.
7.250% 02/15/14	3,225,000	2,805,750
PAETEC Holding Corp.
9.500% 07/15/15	110,000	75,350
		2,881,100
Telephone-Integrated – 1.6%
Local Insight Regatta Holdings, Inc.
11.000% 12/01/17 (b)	1,130,000	632,800
Qwest Corp.
6.950% 06/30/10 (c)(e)	6,500,000	6,283,336
7.125% 11/15/43	2,950,000	1,976,500
7.250% 09/15/25	1,410,000	1,050,450
Sprint Nextel Corp.
6.000% 12/01/16	2,135,000	1,643,950
		11,587,036
Telecommunication Services Total		58,838,266
Communications Total		117,747,147
Consumer Cyclical – 12.6%
Airlines – 0.7%
DAE Aviation Holdings, Inc.
6.550% 07/31/14 (c)(e)	1,488,591	1,380,668
6.650% 07/31/14 (c)(e)	880,029	816,227
11.250% 08/01/15 (b)	2,565,000	2,385,450
Delta Air Lines, Inc.
2.875% 02/06/24	1,555,000	34,987
2.875% 02/18/49	905,000	20,363
8.000% 06/03/23	2,885,000	64,912
8.300% 12/15/29	1,023,000	23,018
9.250% 03/15/49	715,000	16,088
9.750% 05/15/49	2,335,000	52,537

See Accompanying Notes to Financial Statements.

Columbia High Income Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
10.000% 08/15/49	1,945,000	43,762
10.375% 12/15/22	2,990,000	67,275
10.375% 02/01/49	4,295,000	96,637
Northwest Airlines, Inc.
7.625% 11/15/23	2,552,500	12,763
7.875% 03/15/13	2,390,800	8,966
8.700% 03/15/49	260,000	975
8.875% 06/01/49	971,900	3,645
9.875% 03/15/37	4,278,500	16,044
10.000% 02/01/09	2,426,300	9,099
Airlines Total		5,053,416
Apparel – 0.5%
Textile-Apparel – 0.5%
Unifi, Inc.
11.500% 05/15/14	4,560,000	3,602,400
		3,602,400
Apparel Total		3,602,400
Auto Manufacturers – 0.2%
Auto-Cars/Light Trucks – 0.2%
General Motors Corp.
7.125% 07/15/13	1,250,000	575,000
8.375% 07/15/33	1,460,000	584,000
		1,159,000
Auto Manufacturers Total		1,159,000
Auto Parts & Equipment – 1.5%
Auto/Truck Parts & Equipment-Original – 0.9%
Collins & Aikman Products Co.
12.875% 08/15/12 (b)(g)(h)	6,910,000	6,910
Lear Corp.
8.500% 12/01/13	1,375,000	1,008,906
8.750% 12/01/16	2,635,000	1,831,325
Tenneco Automotive, Inc.
8.625% 11/15/14	3,145,000	2,500,275
10.250% 07/15/13	1,489,000	1,529,948
		6,877,364
Auto/Truck Parts & Equipment-Replacement – 0.3%
Allison Transmission
PIK,
11.250% 11/01/15 (b)	2,690,000	2,205,800
		2,205,800
Rubber-Tires – 0.3%
Goodyear Tire & Rubber Co.
6.678% 12/01/09 (c)	110,000	107,800
8.625% 12/01/11	1,980,000	1,960,200
		2,068,000
Auto Parts & Equipment Total		11,151,164

	Par ($)(a)	Value ($)
Distribution/Wholesale – 0.2%
ACE Hardware Corp.
9.125% 06/01/16 (b)	2,070,000	1,769,850
Distribution/Wholesale Total		1,769,850
Entertainment – 0.5%
Gambling (Non-Hotel) – 0.5%
Isle of Capri Casinos, Inc.
7.000% 03/01/14	5,240,000	3,510,800
		3,510,800
Motion Pictures & Services – 0.0%
United Artists Theatre Circuit, Inc.
9.300% 07/01/15 (g)	223,074	165,075
		165,075
Entertainment Total		3,675,875
Housewares – 0.2%
Libbey Glass, Inc.
9.928% 06/01/11 (c)	1,630,000	1,499,600
Housewares Total		1,499,600
Leisure Time – 0.8%
Recreational Centers – 0.8%
Town Sports International, Inc.
(i) 02/01/14 (11.000% 02/01/09)	4,200,000	3,916,500
4.313% 02/27/14 (c)(e)	2,043,875	1,614,661
		5,531,161
Leisure Time Total		5,531,161
Lodging – 4.4%
Casino Hotels – 3.7%
Boyd Gaming Corp.
7.750% 12/15/12	8,037,000	7,072,560
Chukchansi Economic Development Authority
8.000% 11/15/13 (b)	1,475,000	1,180,000
Galaxy Entertainment Finance Co., Ltd.
9.875% 12/15/12 (b)	2,380,000	1,618,400
Jacobs Entertainment, Inc.
9.750% 06/15/14	3,955,000	2,649,850
MGM Mirage
7.500% 06/01/16	1,768,000	1,290,640
Mirage Resorts, Inc.
7.250% 08/01/17	1,625,000	1,121,250
Mohegan Tribal Gaming Authority
6.375% 07/15/09	3,250,000	3,087,500
MTR Gaming Group, Inc.
9.000% 06/01/12	1,170,000	819,000
Penn National Gaming, Inc.
6.750% 03/01/15	3,215,000	2,829,200
6.875% 12/01/11	1,295,000	1,217,300

See Accompanying Notes to Financial Statements.

Columbia High Income Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Pinnacle Entertainment, Inc.
7.500% 06/15/15	815,000	603,100
8.250% 03/15/12	735,000	710,194
8.750% 10/01/13	245,000	234,588
Seminole Hard Rock Entertainment, Inc.
5.319% 03/15/14 (b)(c)	2,045,000	1,533,750
Wynn Las Vegas LLC
6.625% 12/01/14	1,275,000	1,086,937
		27,054,269
Hotels & Motels – 0.7%
Gaylord Entertainment Co.
6.750% 11/15/14	2,770,000	2,326,800
8.000% 11/15/13	3,135,000	2,727,450
		5,054,250
Lodging Total		32,108,519
Retail – 2.8%
Retail-Automobiles – 0.7%
Asbury Automotive Group, Inc.
7.625% 03/15/17	625,000	400,000
8.000% 03/15/14	1,690,000	1,187,225
KAR Holdings, Inc.
8.750% 05/01/14	210,000	171,150
10.000% 05/01/15	4,225,000	3,253,250
		5,011,625
Retail-Drug Stores – 0.8%
Rite Aid Corp.
7.500% 03/01/17	3,185,000	2,420,600
8.625% 03/01/15	6,410,000	3,365,250
9.500% 06/15/17	165,000	86,625
		5,872,475
Retail-Miscellaneous/Diversified – 0.0%
Harry & David Holdings, Inc.
9.000% 03/01/13	570,000	287,850
		287,850
Retail-Propane Distributors – 0.9%
Inergy LP/Inergy Finance Corp.
8.250% 03/01/16	1,525,000	1,403,000
Star Gas Partners LP/Star Gas Finance Co.
10.250% 02/15/13	5,640,000	4,963,200
		6,366,200
Retail-Toy Store – 0.4%
Toys R Us, Inc.
7.625% 08/01/11	2,950,000	2,463,250
		2,463,250
Retail Total		20,001,400

	Par ($)(a)	Value ($)
Textiles – 0.8%
Textile-Products – 0.8%
INVISTA
9.250% 05/01/12 (b)	5,740,000	5,639,550
		5,639,550
Textiles Total		5,639,550
Consumer Cyclical Total		91,191,935
Consumer Non-Cyclical – 12.6%
Agriculture – 0.6%
Tobacco – 0.6%
Reynolds American, Inc.
7.625% 06/01/16	2,165,000	2,149,518
7.750% 06/01/18	2,185,000	2,155,553
		4,305,071
Agriculture Total		4,305,071
Beverages – 0.3%
Beverages-Wine/Spirits – 0.3%
Constellation Brands, Inc.
7.250% 05/15/17	2,575,000	2,369,000
		2,369,000
Beverages Total		2,369,000
Commercial Services – 2.1%
Commercial Services – 0.5%
Language Line Holdings, Inc.
11.125% 06/15/12	3,895,000	3,895,000
		3,895,000
Commercial Services-Finance – 0.1%
Cardtronics, Inc.
9.250% 08/15/13	680,000	612,000
		612,000
Marine Services – 0.3%
Great Lakes Dredge & Dock Corp.
7.750% 12/15/13	2,945,000	2,694,675
		2,694,675
Printing-Commercial – 0.3%
Quebecor World, Inc.
9.750% 01/15/15 (b)(h)	1,885,000	763,425
Vertis, Inc.
9.750% 04/01/09 (d)	1,760,000	1,293,600
		2,057,025
Protection-Safety – 0.3%
Rural/Metro Corp.
9.875% 03/15/15	2,410,000	2,048,500
		2,048,500

See Accompanying Notes to Financial Statements.

Columbia High Income Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Schools – 0.6%
Knowledge Learning Corp., Inc.
7.750% 02/01/15 (b)	4,700,000	4,159,500
		4,159,500
Commercial Services Total		15,466,700
Food – 0.8%
Fisheries – 0.3%
ASG Consolidated LLC/ASG Finance, Inc.
(i) 11/01/11 (11.500% 11/01/08)	2,155,000	1,917,950
		1,917,950
Food-Miscellaneous/Diversified – 0.1%
Dole Foods Co.
7.250% 06/15/10	995,000	875,600
		875,600
Food-Retail – 0.4%
Stater Brothers Holdings
7.750% 04/15/15	2,465,000	2,304,775
8.125% 06/15/12	385,000	377,300
		2,682,075
Food Total		5,475,625
Healthcare Products – 3.2%
Medical Products – 3.2%
Biomet, Inc.
10.000% 10/15/17	1,855,000	1,892,100
11.625% 10/15/17	1,990,000	1,999,950
PIK,
10.375% 10/15/17	1,260,000	1,247,400
DJO Finance LLC/DJO Finance Corp.
10.875% 11/15/14	4,700,000	4,500,250
Hanger Orthopedic Group, Inc.
10.250% 06/01/14	3,560,000	3,649,000
Invacare Corp.
9.750% 02/15/15	2,110,000	2,110,000
ReAble Therapeutics Finance LLC/ ReAble Therapeutics Finance Corp.
11.750% 11/15/14	2,760,000	2,470,200
Universal Hospital Services, Inc.
6.303% 06/01/15 (c)	1,240,000	1,091,200
PIK,
8.500% 06/01/15	1,820,000	1,697,150
VWR Funding, Inc.
PIK,
10.250% 07/15/15	2,880,000	2,520,000
		23,177,250
Healthcare Products Total		23,177,250

	Par ($)(a)	Value ($)
Healthcare Services – 3.7%
Medical Products – 0.8%
BHM Technology
9.500% 07/21/13 (c)(d)(e)	121,915	29,666
9.510% 07/21/13 (c)(d)(e)	1,523,936	370,824
11.080% 07/21/13 (c)(d)(e)	3,047,872	741,648
Talecris Biotherapeutics
6.310% 12/06/13 (c)(e)	1,644,950	1,554,477
9.310% 12/06/14 (c)(e)	3,340,000	3,173,000
		5,869,615
Medical-Hospitals – 2.0%
Community Health Systems, Inc.
4.719% 07/25/14 (c)(e)	1,774,557	1,552,738
5.060% 07/25/14 (c)(e)	5,619,432	4,917,003
5.973% 07/25/14 (c)(e)	479,667	479,667
8.875% 07/15/15	3,985,000	3,785,750
HCA, Inc.
6.300% 10/01/12	4,305,000	3,713,062
6.750% 07/15/13	360,000	302,400
		14,750,620
Medical-Nursing Homes – 0.2%
Skilled Healthcare Group, Inc.
11.000% 01/15/14	1,329,000	1,368,870
		1,368,870
MRI/Medical Diagnostic Imaging – 0.7%
Alliance Imaging, Inc.
7.250% 12/15/12	5,875,000	5,346,250
		5,346,250
Physical Therapy/Rehab Centers – 0.0%
Psychiatric Solutions, Inc.
7.750% 07/15/15	170,000	158,100
		158,100
Healthcare Services Total		27,493,455
Household Products/Wares – 0.6%
Consumer Products-Miscellaneous – 0.3%
Jarden Corp.
7.500% 05/01/17	2,200,000	1,831,500
		1,831,500
Office Supplies & Forms – 0.3%
ACCO Brands Corp.
7.625% 08/15/15	3,175,000	2,428,875
		2,428,875
Household Products/Wares Total		4,260,375

See Accompanying Notes to Financial Statements.

Columbia High Income Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Pharmaceuticals – 1.3%
Medical-Drugs – 1.0%
Angiotech Pharmaceuticals, Inc.
6.560% 12/01/13 (c)	2,137,000	1,538,640
Catalent Pharma Solutions, Inc.
9.500% 04/15/15	3,895,000	3,018,625
Warner Chilcott Corp.
4.761% 01/18/12 (c)(e)	155,815	143,155
4.801% 01/18/11 (c)(e)	47,235	43,397
8.750% 02/01/15	1,200,000	1,182,000
Series B,
4.469% 01/18/12 (c)(e)	664,908	610,885
Series C,
4.801% 01/18/11 (c)(e)	272,345	250,217
		6,786,919
Vitamins & Nutrition Products – 0.3%
NBTY, Inc.
7.125% 10/01/15	2,635,000	2,305,625
		2,305,625
Pharmaceuticals Total		9,092,544
Consumer Non-Cyclical Total		91,640,020
Diversified – 1.1%
Holding Companies – 1.1%
Diversified Operations – 1.1%
Leucadia National Corp.
7.125% 03/15/17	6,090,000	5,541,900
8.125% 09/15/15	760,000	739,100
Susser Holdings LLC
10.625% 12/15/13	1,805,000	1,773,413
		8,054,413
Holding Companies Total		8,054,413
Diversified Total		8,054,413
Energy – 11.0%
Energy-Alternate Sources – 0.0%
Salton SEA Funding
8.300% 05/30/11	2,294	2,449
VeraSun Energy Corp.
9.375% 06/01/17	695,000	274,525
Energy-Alternate Sources Total		276,974
Oil & Gas – 6.0%
Oil & Gas Drilling – 0.8%
Parker Drilling Co.
9.625% 10/01/13	5,885,000	5,708,450
		5,708,450

	Par ($)(a)	Value ($)
Oil Companies-Exploration & Production – 5.2%
Chaparral Energy, Inc.
8.500% 12/01/15	5,825,000	4,601,750
8.875% 02/01/17	3,280,000	2,591,200
Chesapeake Energy Corp.
6.875% 11/15/20	1,885,000	1,611,675
Hilcorp Energy LP/Hilcorp Finance Co.
7.750% 11/01/15 (b)	2,570,000	2,210,200
9.000% 06/01/16 (b)	1,110,000	1,010,100
Linn Energy LLC
9.875% 07/01/18 (b)	2,390,000	2,079,300
Mariner Energy, Inc.
7.500% 04/15/13	3,755,000	3,323,175
8.000% 05/15/17	190,000	160,550
Newfield Exploration Co.
6.625% 04/15/16	1,805,000	1,606,450
PetroHawk Energy Corp.
7.875% 06/01/15 (b)	2,090,000	1,818,300
Petroquest Energy, Inc.
10.375% 05/15/12	2,970,000	2,702,700
SandRidge Energy, Inc.
8.000% 06/01/18 (b)	1,980,000	1,702,800
Stone Energy Corp.
6.750% 12/15/14	4,905,000	3,801,375
8.250% 12/15/11	1,195,000	1,111,350
Venoco, Inc.
8.750% 12/15/11	1,440,000	1,238,400
W&T Offshore, Inc.
8.250% 06/15/14 (b)	1,860,000	1,488,000
Whiting Petroleum Corp.
7.000% 02/01/14	5,620,000	4,777,000
		37,834,325
Oil & Gas Total		43,542,775
Oil & Gas Services – 0.9%
Oil Field Machinery & Equipment – 0.3%
Complete Production Services, Inc.
8.000% 12/15/16	2,650,000	2,517,500
		2,517,500
Oil-Field Services – 0.6%
Allis-Chalmers Energy, Inc.
8.500% 03/01/17	615,000	525,825
9.000% 01/15/14	4,075,000	3,667,500
		4,193,325
Oil & Gas Services Total		6,710,825
Pipelines – 4.1%
ANR Pipeline Co.
7.375% 02/15/24	1,205,000	1,225,604
9.625% 11/01/21	5,980,000	7,237,684

See Accompanying Notes to Financial Statements.

Columbia High Income Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Copano Energy LLC/Copano Energy Finance Corp.
7.750% 06/01/18 (b)	6,145,000	5,376,875
El Paso Natural Gas Co.
7.625% 08/01/10	5,240,000	5,240,000
8.375% 06/15/32	1,860,000	1,781,791
8.625% 01/15/22	1,235,000	1,233,470
MarkWest Energy Partners LP
6.875% 11/01/14	1,065,000	958,500
8.500% 07/15/16	4,100,000	3,874,500
8.750% 04/15/18	2,535,000	2,408,250
Pipelines Total		29,336,674
Energy Total		79,867,248
Financials – 11.7%
Diversified Financial Services – 6.8%
Finance-Auto Loans – 1.8%
AmeriCredit Corp.
8.500% 07/01/15	3,465,000	2,893,275
Daimler Chrysler 2nd Lien
9.320% 08/03/13 (c)(e)	6,415,000	3,015,050
Ford Motor Credit Co.
5.700% 01/15/10	2,435,000	1,864,811
7.375% 10/28/09	2,355,000	1,893,340
7.875% 06/15/10	885,000	675,544
GMAC LLC
8.000% 11/01/31	7,935,000	2,993,693
		13,335,713
Finance-Investment Banker/Broker – 0.2%
LaBranche & Co., Inc.
11.000% 05/15/12	1,795,000	1,687,300
		1,687,300
Finance-Other Services – 1.6%
AMR Real Estate Partners LP
7.125% 02/15/13	6,570,000	5,026,050
8.125% 06/01/12	7,620,000	6,477,000
		11,503,050
Investment Management/Advisor Service – 0.4%
Nuveen Investments, Inc.
10.500% 11/15/15 (b)	3,665,000	2,822,050
		2,822,050
Special Purpose Entity – 2.8%
Cedar Brakes LLC
8.500% 02/15/14 (b)	1,740,393	1,863,108
9.875% 09/01/13 (b)	2,606,081	2,834,582

	Par ($)(a)	Value ($)
CEVA Group PLC
10.000% 09/01/14 (b)	2,070,000	1,987,200
FireKeepers Development Authority
13.875% 05/01/15 (b)	1,940,000	1,707,200
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co.
8.500% 04/01/15	1,780,000	1,628,700
9.750% 04/01/17	1,115,000	997,925
MXEnergy Holdings, Inc.
10.625% 08/01/11 (c)	2,830,000	1,924,400
Rainbow National Services LLC
8.750% 09/01/12 (b)	2,495,000	2,495,000
10.375% 09/01/14 (b)	1,886,000	1,923,720
Regency Energy Partners LP/ Regency Energy Finance Corp.
8.375% 12/15/13	2,398,000	2,158,200
Vanguard Health Holding Co. LLC
9.000% 10/01/14	455,000	439,075
		19,959,110
Diversified Financial Services Total		49,307,223
Insurance – 2.5%
Insurance Brokers – 1.1%
HUB International Holdings, Inc.
9.000% 12/15/14 (b)	5,845,000	5,202,050
USI Holdings Corp.
6.679% 11/15/14 (b)(c)	1,365,000	1,037,400
9.750% 05/15/15 (b)	2,390,000	1,816,400
		8,055,850
Multi-Line Insurance – 0.6%
Fairfax Financial Holdings Ltd.
7.375% 04/15/18	875,000	770,000
7.750% 07/15/37	3,590,000	2,979,700
8.300% 04/15/26	185,000	159,100
		3,908,800
Mutual Insurance – 0.0%
Lumbermens Mutual Casualty
8.300% 12/01/37 (b)(h)	180,000	1,800
8.450% 12/01/97 (b)(h)	4,600,000	46,000
9.150% 07/01/26 (b)(h)	9,865,000	98,650
		146,450
Property/Casualty Insurance – 0.8%
Crum & Forster Holdings Corp.
7.750% 05/01/17	6,350,000	5,524,500
		5,524,500
Insurance Total		17,635,600

See Accompanying Notes to Financial Statements.

Columbia High Income Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Real Estate – 0.4%
Real Estate Management/Services – 0.4%
LNR Property Corp.
6.030% 07/12/09 (c)(e)	532,400	359,370
6.030% 07/12/11 (c)(e)	4,140,400	2,663,656
		3,023,026
Real Estate Total		3,023,026
Real Estate Investment Trusts (REITs) – 2.0%
REITS-Health Care – 0.6%
Omega Healthcare Investors, Inc.
7.000% 04/01/14	4,285,000	3,942,200
		3,942,200
REITS-Hotels – 0.6%
Host Hotels & Resorts LP
6.875% 11/01/14	1,090,000	942,850
7.000% 08/15/12	2,045,000	1,825,162
Host Marriott LP
6.375% 03/15/15	1,635,000	1,328,437
6.750% 06/01/16	505,000	412,838
		4,509,287
REITS-Single Tenant – 0.8%
Trustreet Properties, Inc.
7.500% 04/01/15	5,950,000	5,963,542
		5,963,542
Real Estate Investment Trusts (REITs) Total		14,415,029
Financials Total		84,380,878
Industrials – 6.1%
Aerospace & Defense – 0.5%
Aerospace/Defense-Equipment – 0.5%
BE Aerospace, Inc.
8.500% 07/01/18	1,620,000	1,571,400
Sequa Corp.
11.750% 12/01/15 (b)	2,105,000	1,768,200
		3,339,600
Aerospace & Defense Total		3,339,600
Building Materials – 0.7%
Building Products-Cement/Aggregation – 0.7%
Texas Industries, Inc.
7.250% 07/15/13 (b)	5,730,000	4,985,100
		4,985,100
Building Materials Total		4,985,100

	Par ($)(a)	Value ($)
Electrical Components & Equipment – 0.1%
Wire & Cable Products – 0.1%
Belden, Inc.
7.000% 03/15/17	1,135,000	1,010,150
		1,010,150
Electrical Components & Equipment Total		1,010,150
Environmental Control – 0.8%
Pollution Control – 0.8%
Geo Sub Corp.
11.000% 05/15/12	6,165,000	5,671,800
		5,671,800
Environmental Control Total		5,671,800
Hand/Machine Tools – 0.3%
Machine Tools & Related Products – 0.3%
Thermadyne Holdings Corp.
10.000% 02/01/14	2,055,000	1,952,250
		1,952,250
Hand/Machine Tools Total		1,952,250
Metal Fabricate/Hardware – 0.9%
Metal Processors & Fabrication – 0.6%
Metals USA, Inc.
11.125% 12/01/15	1,465,000	1,406,400
Neenah Foundary Co.
9.500% 01/01/17	3,690,000	2,804,400
		4,210,800
Steel Pipe & Tube – 0.3%
Mueller Water Products, Inc.
7.375% 06/01/17	3,265,000	2,579,350
		2,579,350
Metal Fabricate/Hardware Total		6,790,150
Miscellaneous Manufacturing – 1.4%
Diversified Manufacturing Operators – 1.4%
Actuant Corp.
6.875% 06/15/17	2,215,000	2,115,325
Polypore, Inc.
8.750% 05/15/12	1,855,000	1,706,600
RBS Global, Inc. & Rexnord Corp.
9.500% 08/01/14	4,920,000	4,624,800
Sally Holdings LLC
9.250% 11/15/14	2,000,000	1,885,000
		10,331,725
Miscellaneous Manufacturing Total		10,331,725

See Accompanying Notes to Financial Statements.

Columbia High Income Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Packaging & Containers – 0.5%
Containers-Metal/Glass – 0.5%
Owens-Brockway Glass Container, Inc.
6.750% 12/01/14	4,120,000	3,914,000
		3,914,000
Packaging & Containers Total		3,914,000
Transportation – 0.6%
Transportation-Railroad – 0.6%
Kansas City Southern de Mexico SA de CV
7.375% 06/01/14	4,350,000	4,154,250
		4,154,250
Transportation Total		4,154,250
Trucking & Leasing – 0.3%
Transport-Equipment & Leasing – 0.3%
Greenbrier Companies, Inc.
8.375% 05/15/15	2,130,000	1,831,800
		1,831,800
Trucking & Leasing Total		1,831,800
Industrials Total		43,980,825
Technology – 4.6%
Computers – 2.3%
Computer Services – 2.3%
Sungard Data Systems, Inc.
3.750% 01/15/09	155,000	153,062
4.553% 12/13/12 (b)(c)(e)	5,748,509	4,983,239
4.875% 01/15/14	3,585,000	3,047,250
9.125% 08/15/13	4,235,000	3,811,500
10.625% 05/15/15 (b)	4,940,000	4,643,600
		16,638,651
Computers Total		16,638,651
Semiconductors – 1.3%
Electronic Components-Miscellaneous – 1.3%
NXP BV/NXP Funding LLC
7.875% 10/15/14	13,995,000	9,376,650
		9,376,650
Semiconductors Total		9,376,650
Software – 1.0%
Application Software – 0.7%
SS&C Technologies, Inc.
11.750% 12/01/13	4,495,000	4,674,800
		4,674,800

	Par ($)(a)	Value ($)
Transactional Software – 0.3%
Open Solutions, Inc.
9.750% 02/01/15 (b)	3,540,000	2,301,000
		2,301,000
Software Total		6,975,800
Technology Total		32,991,101
Utilities – 6.5%
Electric – 6.5%
Electric-Distribution – 0.8%
AES Eastern Energy LP
9.000% 01/02/17	4,080,965	4,285,013
9.670% 01/02/29	1,175,000	1,286,625
		5,571,638
Electric-Generation – 1.2%
Intergen NV
9.000% 06/30/17 (b)	5,835,000	5,835,000
Reliant Energy Mid-Atlantic Power Holdings LLC
9.681% 07/02/26	2,490,000	2,639,400
		8,474,400
Electric-Integrated – 2.8%
Energy Future Holdings Corp.
10.875% 11/01/17 (b)	4,610,000	4,160,525
Ipalco Enterprises, Inc.
7.250% 04/01/16 (b)	2,475,000	2,363,625
PNM Resources, Inc.
9.250% 05/15/15	2,915,000	2,871,275
Public Service Co. of New Mexico
7.950% 05/15/18	3,265,000	3,081,866
Texas Competitive Electric Holdings Co. LLC
5.989% 10/10/14	1,139,119	960,635
6.169% 10/10/14	787,818	664,670
6.303% 10/10/14	6,901,352	5,818,500
Western Resources
7.125% 08/01/09	375,000	382,559
		20,303,655

See Accompanying Notes to Financial Statements.

Columbia High Income Fund, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Independent Power Producer – 1.7%
Calpine Corp.
5.685% 03/29/14	7,959,900	6,736,065
Reliant Energy, Inc.
7.625% 06/15/14	1,130,000	847,500
7.875% 06/15/17	6,700,000	4,958,000
		12,541,565
Electric Total		46,891,258
Utilities Total		46,891,258
Total Corporate Fixed-Income Bonds & Notes (Cost of $756,887,535)		645,345,245
Preferred Stocks – 0.8%
	Shares
Communications – 0.0%
Media – 0.0%
Publishing-Periodicals – 0.0%
Ziff Davis Holdings, Inc. 10.00% (g)(j)(l)	328	—
		—
Media Total		—
Communications Total		—
Financials – 0.8%
Real Estate Investment Trusts (REITs) – 0.8%
REITS-Diversified – 0.8%
Sovereign Real Estate Investment Corp., 12.00% (b)	7,527,000	5,720,520
		5,720,520
Real Estate Investment Trusts (REITs) Total		5,720,520
Financials Total		5,720,520
Total Preferred Stocks (Cost of $9,802,860)		5,720,520
Convertible Preferred Stock – 0.7%
Technology – 0.7%
Quadramed Corp. 5.50% (b)	246,600	4,808,700
Technology Total		4,808,700
Total Convertible Preferred Stock (Cost of $5,957,100)		4,808,700

Common Stocks – 0.5%
	Shares	Value ($)
Consumer Discretionary – 0.1%
Media – 0.1%
AH Belo Corp., Class A	18,600	95,976
Haights Cross Communications (g)	275,078	935,265
Media Total		1,031,241
Automobiles Total		1,031,241
Communications – 0.0%
Media – 0.0%
Ziff Davis Media, Inc. (g)(h)	12,260	122
Media Total		122
Communications Total		122
Financials – 0.0%
Diversified Financial Services – 0.0%
Adelphia Recovery Trust (g)(l)	1,410,902	14,109
Diversified Financial Services Total		14,109
Financials Total		14,109
Industrials – 0.2%
Airlines – 0.2%
Northwest Airlines Corp. (l)	134,721	1,216,531
Airlines Total		1,216,531
Industrials Total		1,216,531
Information Technology – 0.0%
Communications Equipment – 0.0%
Loral Space & Communications, Inc. (l)	49	724
Communications Equipment Total		724
Information Technology Total		724
Technology – 0.1%
Software – 0.1%
Quadramed Corp. (l)	95,618	787,892
Software Total		787,892
Technology Total		787,892
Utilities – 0.1%
Gas Utilities – 0.1%
Star Gas Partners LP (l)	354,300	786,546
Gas Utilities Total		786,546
Utilities Total		786,546
Total Common Stocks (Cost of $4,833,755)		3,837,165

See Accompanying Notes to Financial Statements.

Columbia High Income Fund, September 30, 2008 (Unaudited)

Convertible Bonds – 0.5%
	Par ($)(a)	Value ($)
Communications – 0.4%
Media – 0.4%
Television – 0.4%
Sinclair Broadcast Group, Inc.
3.000% 05/15/27	3,540,000	2,991,300
		2,991,300
Media Total		2,991,300
Internet – 0.0%
Web Portals/ISP – 0.0%
At Home Corp.
4.750% 12/15/06 (d)(g)	3,896,787	390
		390
Internet Total		390
Communications Total		2,991,690
Consumer Cyclical – 0.0%
Airlines – 0.0%
Airlines – 0.0%
Delta Air Lines, Inc.
8.000% 06/03/23 (m)	2,256,000	50,760
		50,760
Airlines Total		50,760
Consumer Cyclical Total		50,760
Financials – 0.1%
Insurance – 0.1%
Life/Health Insurance – 0.1%
Conseco, Inc.
3.500% 09/30/35 (b)(n) (0.000% 09/30/10)	695,000	495,187
		495,187
Insurance Total		495,187
Financials Total		495,187
Total Convertible Bonds (Cost of $4,281,877)		3,537,637

Warrants – 0.0%
	Units	Value ($)
Communications – 0.0%
Media – 0.0%
Multimedia – 0.0%
Haights Cross Communications Expires 12/10/11 (g)(l)	1,366	4,631
		4,631
Publishing-Periodicals – 0.0%
Ziff Davis Media, Inc., Series E Expires 08/12/12 (g)(h)(j)(l)	78,048	—
		—
Media Total		4,631
Telecommunication Services – 0.0%
Colo.Com, Inc. Expires 03/15/10 (b)(g)(j)(k)(l)	1,145	—
Telecommunication Services Total		—
Communications Total		4,631
Total Warrants (Cost of $25,624)		4,631
Short-Term Obligation – 6.3%
	Par ($)(a)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08, at 1.400%, collateralized by a U.S. Government Agency Obligation maturing 04/24/09, market value of $46,664,844 (repurchase proceeds $45,748,779)	45,747,000	45,747,000
Total Short-Term Obligation (Cost of $45,747,000)		45,747,000
Total Investments – 98.0% (Cost of $827,535,751)(o)		709,000,898
Other Assets & Liabilities, Net – 2.0%		14,262,629
Net Assets – 100.0%		723,263,527

See Accompanying Notes to Financial Statements.

Columbia High Income Fund, September 30, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)  Principal amount is stated in United States dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities, which did not include any illiquid securities except the following, amounted to $122,852,535, which represents 17.0% of net assets.

Security	Acquisition Date	Shares	Cost	Value
Quadramed Corp., 5.50% Preferred Stock	06/21/05	$246,600	$5,957,100	$4,808,700
Sovereign Real Estate Investment Corp., 12.00% Preferred Stock	07/27/05	7,527,000	9,802,860	5,720,520
				$10,529,220

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(d)  The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2008, the value of these securities amounted to $4,259,378, which represents 0.6% of net assets.

(e)  Loan participation agreement.

(f)  Zero coupon bond.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $1,982,914, which represents 0.3% of net assets.

(h)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2008, the value of these securities amounted to $1,110,032, which represents 0.2% of net assets.

(i)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(j)  Security has no value.

(k)  An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in this affiliated company during the six month period ended September 30, 2008, are as follows: Securities name: Colo.Com, Inc.

Par as of 03/31/08:	$945,502
Purchases:	$-
Sales:	$-
Par as of 09/30/08:	$945,502
Net realized gain(loss):	$-
Interest income earned:	$-
Value at end of period:	$-

(l)  Non-income producing security.

(m)  Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(n)  Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(o)  Cost for federal income tax purposes is $827,535,751.

At September 30, 2008, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	89.2
Preferred Stocks	0.8
Convertible Preferred Stock	0.7
Common Stocks	0.5
Convertible Bonds	0.5
Warrants	0.0	*
	91.7
Short-Term Obligation	6.3
Other Assets & Liabilities, Net	2.0
	100.0

*  Represents less than 0.1%.

Acronym	Name
CAD	Canadian Dollar
PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

This page intentionally left blank.

Statements of Assets and Liabilities – Corporate Bond Funds

September 30, 2008 (Unaudited)

	($)	($)	($)
	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Assets
Unaffiliated investments, at identified cost	1,668,749,882	1,295,005,871	827,364,331
Affiliated investments, at identified cost	—	4,556,099	171,420
Total investments, at identified cost	1,668,749,882	1,299,561,970	827,535,751
Unaffiliated investments, at value (including securities on loan of $—, $57,344,341 and $—, respectively)	1,571,042,693	1,260,236,061	709,000,898
Affiliated investments, at value	—	4,253,608	—
Total investments, at value	1,571,042,693	1,264,489,669	709,000,898
Cash	1,527,445	786	474,288
Cash in other banks	520,000	—	—
Foreign currency (cost of $773,197, $ - and $-, respectively)	764,250	—	—
Unrealized appreciation on credit default swap contracts	5,749	—	—
Unrealized appreciation on forward foreign currency exchange contracts	505,064
Receivable for:
Investments sold	26,726,927	20,885,661	2,397,144
Investments sold on a delayed delivery basis	25,579,931	—	—
Fund shares sold	786,387	2,036,181	3,399,496
Interest	14,500,611	8,674,040	16,255,931
Futures variation margin	550,938	—	—
Foreign tax reclaims	19,234	—	—
Securities lending income	25,456	34,691	—
Trustees' deferred compensation plan	7,752	18,115	—
Other assets	96,589	13,395	—
Total Assets	1,642,659,026	1,296,152,538	731,527,217
Liabilities
Unrealized depreciation on credit default swap contracts	400,709	—	—
Unrealized depreciation on forward foreign currency exchange contracts	39,903	—	—
Collateral on securities loaned	—	58,743,491	—
Payable for:
Investments purchased on a delayed delivery basis	52,298,952	—	—
Investments purchased	20,882,850	—	5,516,795
Fund shares repurchased	49,739,507	2,877,189	1,937,307
Futures variation margin	—	13,180	—
Distributions	4,768,086	2,820,101	—
Investment advisory fee	471,591	312,520	343,289
Administration fee	189,601	113,324	135,064
Transfer agent fee	167,208	—	87,716
Pricing and bookkeeping fees	19,773	12,271	13,252
Trustees' fees	87,149	108,823	68,382
Distribution and service fees	11,731	40,143	87,299
Custody fee	7,304	382	9,236
Chief compliance officer expenses	682	337	227
Trustees' deferred compensation plan	7,752	18,115	—
Other liabilities	80,894	168,689	65,123
Total Liabilities	129,173,692	65,228,565	8,263,690
Net Assets	1,513,485,334	1,230,923,973	723,263,527
Net Assets Consist of
Paid-in capital	1,681,655,922	1,307,187,137	859,325,111
Undistributed (overdistributed) net investment income	1,548,203	(1,817,966)	911,053
Accumulated net realized loss	(72,028,214)	(39,359,948)	(18,432,608)
Unrealized appreciation (depreciation) on:
Investments	(97,707,189)	(35,072,301)	(118,534,853)
Foreign currency translations	(88,364)	—	(5,176)
Forward foreign currency exchange contracts	465,161	—	—
Futures contracts	34,775	(12,949)	—
Credit default swap contracts	(394,960)	—	—
Net Assets	1,513,485,334	1,230,923,973	723,263,527

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – Corporate Bond Funds

September 30, 2008 (Unaudited)

	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Class A
Net assets	$18,744,239	$91,358,942	$84,850,007
Shares outstanding	2,117,984	9,543,538	11,619,238
Net asset value per share (a)	$8.85	$9.57	$7.30
Maximum sales charge	3.25%	1.00%	4.75%
Maximum offering price per share (b)	$9.15	$9.67	$7.66
Class B
Net assets	$5,592,249	$12,123,886	$52,581,948
Shares outstanding	631,675	1,267,244	7,220,190
Net asset value per share (a)	$8.85	$9.57	$7.28
Class C
Net assets	$3,055,277	$24,703,140	$21,666,592
Shares outstanding	345,220	2,583,198	2,989,680
Net asset value per share (a)	$8.85	$9.56	$7.25
Class Z
Net assets	$1,486,093,569	$1,102,738,005	$564,164,980
Shares outstanding	167,764,630	115,402,061	76,557,550
Net asset value, offering and redemption price per share	$8.86	$9.56	$7.37

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statements of Operations – Corporate Bond Funds

For the Six Months Ended September 30, 2008 (Unaudited)

	($)	($)	($)
	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Investment Income
Dividends	—	—	181,387
Interest	45,482,656	30,538,297	32,129,178
Interest from affiliates	—	95,391	—
Securities lending	289,254	249,697	—
Foreign taxes withheld	(989)	—	—
Total Investment Income	45,770,921	30,883,385	32,310,565
Expenses
Investment advisory fee	2,925,509	1,824,567	2,129,546
Administration fee	1,183,865	781,465	838,651
Distribution fee:
Class B	24,394	49,402	229,295
Class C	11,409	75,490	95,973
Service fee:
Class A	25,934	100,539	126,200
Class B	8,131	16,468	76,432
Class C	3,803	25,163	31,991
Transfer agent fee	619,936	190,223	435,335
Pricing and bookkeeping fees	100,195	83,882	83,000
Trustees' fees	15,921	14,640	3,878
Custody fee	45,675	17,447	16,545
Chief compliance officer expenses	549	366	452
Other expenses	127,164	115,583	131,058
Expenses before interest expense	5,092,485	3,295,235	4,198,356
Interest expense	1,003	—	—
Total Expenses	5,093,488	3,295,235	4,198,356
Fees waived or expenses reimbursed by distributor—Class C	—	(44,287)	—
Fees waived or expenses reimbursed by investment advisor and/or administrator	—	(121,638)	—
Expense reductions	(6,006)	(4,564)	(2,665)
Net Expenses	5,087,482	3,124,746	4,195,691
Net Investment Income	40,683,439	27,758,639	28,114,874
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts and Swap Contracts
Net realized gain (loss) on:
Investments	(40,798,757)	1,836,363	(17,444,307)
Foreign currency transactions	373,444	—	15,805
Futures contracts	4,788,749	(95,283)	—
Credit default swap contracts	3,702,597	—	—
Net realized gain (loss)	(31,933,967)	1,741,080	(17,428,502)
Net change in unrealized appreciation (depreciation) on:
Investments	(83,251,921)	(41,518,328)	(50,510,606)
Foreign currency translations	(209,111)	—	(29,936)
Forward foreign currency exchange contracts	544,370	—	—
Futures contracts	(1,454,045)	(408,701)	—
Credit default swap contracts	(504,959)	—	—
Net change in unrealized depreciation	(84,875,666)	(41,927,029)	(50,540,542)
Net Loss	(116,809,633)	(40,185,949)	(67,969,044)
Net Decrease Resulting from Operations	(76,126,194)	(12,427,310)	(39,854,170)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Corporate Bond Funds

Increase (Decrease) in Net Assets	Columbia Total Return Bond Fund		Columbia Short Term Bond Fund		Columbia High Income Fund
	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)
Operations
Net investment income	40,683,439	92,437,288	27,758,639	43,492,484	28,114,874	65,528,392
Net realized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	(31,933,967)	(35,328,826)	1,741,080	(806,785)	(17,428,502)	10,190,567
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts, forward foreign currency exchange contracts and swap contracts	(84,875,666)	(9,720,848)	(41,927,029)	6,077,170	(50,540,542)	(109,204,314)
Net Increase (Decrease) Resulting from Operations	(76,126,194)	47,387,614	(12,427,310)	48,762,869	(39,854,170)	(33,485,355)
Distributions to Shareholders
From net investment income:
Class A	(481,416)	(1,120,562)	(1,755,992)	(3,406,469)	(3,496,174)	(8,032,994)
Class B	(126,386)	(308,699)	(237,996)	(629,365)	(1,924,451)	(5,296,951)
Class C	(59,225)	(97,398)	(408,862)	(697,958)	(805,070)	(2,121,810)
Class Z	(40,123,863)	(90,617,590)	(25,420,107)	(39,527,069)	(22,030,111)	(50,271,068)
From net realized gains:
Class A	—	—	—	—	(744,301)	(935,610)
Class B	—	—	—	—	(469,197)	(675,252)
Class C	—	—	—	—	(195,286)	(266,709)
Class Z	—	—	—	—	(4,685,440)	(5,484,036)
Total Distributions to Shareholders	(40,790,890)	(92,144,249)	(27,822,957)	(44,260,861)	(34,350,030)	(73,084,430)
Net Capital Share Transactions	(85,732,391)	(140,111,581)	69,744,718	215,736,800	61,504,869	(149,511,672)
Net Increase (Decrease) in Net Assets	(202,649,475)	(184,868,216)	29,494,451	220,238,808	(12,699,331)	(256,081,457)
Net Assets
Beginning of period	1,716,134,809	1,901,003,025	1,201,429,522	981,190,714	735,962,858	992,044,315
End of period	1,513,485,334	1,716,134,809	1,230,923,973	1,201,429,522	723,263,527	735,962,858
Undistributed (Overdistributed) net investment income, at end of period	1,548,203	1,655,654	(1,817,966)	(1,753,648)	911,053	1,051,985

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Total Return Bond Fund				Columbia Short Term Bond Fund
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008		(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	128,465	1,187,425	413,486	3,969,229	2,836,791	27,718,483	1,711,653	16,927,363
Distributions reinvested	39,830	366,605	89,080	855,591	150,650	1,470,809	249,705	2,462,221
Redemptions	(479,203)	(4,460,406)	(610,163)	(5,853,888)	(1,146,348)	(11,222,952)	(2,959,292)	(29,107,470)
Net Increase (Decrease)	(310,908)	(2,906,376)	(107,597)	(1,029,068)	1,841,093	17,966,340	(997,934)	(9,717,886)
Class B
Subscriptions	35,840	333,929	164,923	1,586,627	48,468	472,615	27,033	267,921
Distributions reinvested	10,692	98,466	26,071	250,484	20,568	200,899	52,850	520,430
Redemptions	(186,153)	(1,725,752)	(316,244)	(3,032,896)	(221,386)	(2,166,157)	(724,365)	(7,125,790)
Net Decrease	(139,621)	(1,293,357)	(125,250)	(1,195,785)	(152,350)	(1,492,643)	(644,482)	(6,337,439)
Class C
Subscriptions	40,879	374,957	170,135	1,634,256	1,100,557	10,712,583	653,782	6,468,016
Distributions reinvested	3,342	30,718	4,790	45,988	25,975	253,345	48,442	477,091
Redemptions	(27,198)	(253,179)	(80,288)	(771,211)	(429,935)	(4,186,021)	(605,403)	(5,957,303)
Net Increase (Decrease)	17,023	152,496	94,637	909,033	696,597	6,779,907	96,821	987,804
Class Z
Subscriptions	13,080,492	121,359,723	25,942,843	249,416,250	18,667,300	182,462,283	20,398,735	200,947,809
Proceeds received in connection with merger	—	—	—	—	—	—	26,159,873	258,296,287
Distributions reinvested	1,161,656	10,689,356	2,666,535	25,632,269	902,645	8,802,186	1,313,370	12,926,285
Redemptions	(23,334,251)	(213,734,233)	(43,096,517)	(413,844,280)	(14,809,868)	(144,773,355)	(24,535,676)	(241,366,060)
Net Increase (Decrease)	(9,092,103)	(81,685,154)	(14,487,139)	(138,795,761)	4,760,077	46,491,114	23,336,302	230,804,321

	Columbia High Income Fund
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	3,316,883	27,112,727	5,419,513	46,923,569
Distributions reinvested	413,965	3,272,786	758,829	6,556,065
Redemptions	(4,439,065)	(35,643,067)	(7,355,098)	(64,178,306)
Net Increase (Decrease)	(708,217)	(5,257,554)	(1,176,756)	(10,698,672)
Class B
Subscriptions	82,990	765,964	350,884	3,077,375
Distributions reinvested	189,306	1,492,353	418,082	3,608,309
Redemptions	(1,142,842)	(9,077,731)	(2,953,921)	(25,577,756)
Net Decrease	(870,546)	(6,819,414)	(2,184,955)	(18,892,072)
Class C
Subscriptions	196,218	1,615,145	764,751	6,626,251
Distributions reinvested	78,994	619,929	168,858	1,450,520
Redemptions	(670,265)	(5,314,792)	(1,486,245)	(12,880,529)
Net Increase (Decrease)	(395,053)	(3,079,718)	(552,636)	(4,803,758)
Class Z
Subscriptions	18,698,381	152,636,573	21,860,199	193,255,324
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	1,025,577	8,176,490	1,815,406	15,811,134
Redemptions	(10,489,352)	(84,151,508)	(36,893,057)	(324,183,628)
Net Increase (Decrease)	9,234,606	76,661,555	(13,217,452)	(115,117,170)

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2008		2008	2007	2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$9.51		$9.74	$9.56	$9.80		$10.17		$9.99
Income from Investment Operations:
Net investment income (b)	0.22		0.45	0.44	0.35		0.31		0.34
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and swap contracts	(0.66)		(0.23)	0.18	(0.17)		(0.19)		0.24
Total from Investment Operations	(0.44)		0.22	0.62	0.18		0.12		0.58
Less Distributions to Shareholders:
From net investment income	(0.22)		(0.45)	(0.44)	(0.39)		(0.34)		(0.34)
From net realized gains	—		—	—	(0.03)		(0.15)		(0.06)
Total Distributions to Shareholders	(0.22)		(0.45)	(0.44)	(0.42)		(0.49)		(0.40)
Net Asset Value, End of Period	$8.85		$9.51	$9.74	$9.56		$9.80		$10.17
Total return (c)	(4.74	)%(d)	2.34%	6.65%	1.84	%(e)	1.21	%(e)	5.92	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	0.85	%(g)	0.85%	0.79%	0.79%		0.83%		0.90%
Interest expense	—	%(g)(h)	—	—	—		—		—
Net expenses (f)	0.85	%(g)	0.85%	0.79%	0.79%		0.83%		0.90%
Waiver/Reimbursement	—		—	—	0.06	%(i)	0.08	%(i)	0.03	%(i)
Net investment income (f)	4.63	%(g)	4.74%	4.60%	3.91%		3.08%		3.36%
Portfolio turnover rate	130	%(d)	253%	320%	199%		402%		398%
Net assets, end of period (000's)	$18,744		$23,087	$24,704	$35,849		$30,409		$38,114

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.06% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2008		2008	2007	2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$9.51		$9.74	$9.57	$9.81		$10.17		$9.99
Income from Investment Operations:
Net investment income (b)	0.21		0.38	0.37	0.28		0.23		0.26
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and swap contracts	(0.69)		(0.23)	0.17	(0.17)		(0.18)		0.24
Total from Investment Operations	(0.48)		0.15	0.54	0.11		0.05		0.50
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.38)	(0.37)	(0.32)		(0.26)		(0.26)
From net realized gains	—		—	—	(0.03)		(0.15)		(0.06)
Total Distributions to Shareholders	(0.18)		(0.38)	(0.37)	(0.35)		(0.41)		(0.32)
Net Asset Value, End of Period	$8.85		$9.51	$9.74	$9.57		$9.81		$10.17
Total return (c)	(5.09	)%(d)	1.58%	5.75%	1.09	%(e)	0.55	%(e)	5.13	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.60	%(g)	1.60%	1.54%	1.54%		1.58%		1.65%
Interest expense	—	%(g)(h)	—	—	—		—		—
Net expenses (f)	1.60	%(g)	1.60%	1.54%	1.54%		1.58%		1.65%
Waiver/Reimbursement	—		—	—	0.06	%(i)	0.08	%(i)	0.03	%(i)
Net investment income (f)	4.48	%(g)	3.99%	3.85%	3.14%		2.32%		2.61%
Portfolio turnover rate	130	%(d)	253%	320%	199%		402%		398%
Net assets, end of period (000's)	$5,592		$7,334	$8,735	$10,108		$9,707		$13,518

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contigent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.06% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2008		2008	2007	2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$9.51		$9.74	$9.56	$9.80		$10.17		$9.99
Income from Investment Operations:
Net investment income (b)	0.18		0.38	0.37	0.28		0.23		0.26
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and swap contracts	(0.66)		(0.23)	0.18	(0.17)		(0.19)		0.24
Total from Investment Operations	(0.48)		0.15	0.55	0.11		0.04		0.50
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.38)	(0.37)	(0.32)		(0.26)		(0.26)
From net realized gains	—		—	—	(0.03)		(0.15)		(0.06)
Total Distributions to Shareholders	(0.18)		(0.38)	(0.37)	(0.35)		(0.41)		(0.32)
Net Asset Value, End of Period	$8.85		$9.51	$9.74	$9.56		$9.80		$10.17
Total return (c)	(5.10	)%(d)	1.57%	5.86%	1.08	%(e)	0.45	%(e)	5.13	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.60	%(g)	1.60%	1.54%	1.54%		1.58%		1.65%
Interest expense	—	%(g)(h)	—	—	—		—		—
Net expenses (f)	1.60	%(g)	1.60%	1.54%	1.54%		1.58%		1.65%
Waiver/Reimbursement	—		—	—	0.06	%(i)	0.08	%(i)	0.03	%(i)
Net investment income (f)	3.88	%(g)	3.97%	3.84%	3.20%		2.32%		2.61%
Portfolio turnover rate	130	%(d)	253%	320%	199%		402%		398%
Net assets, end of period (000's)	$3,055		$3,120	$2,275	$2,956		$1,470		$1,823

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contigent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.06% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2008		2008	2007	2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$9.51		$9.75	$9.57	$9.81		$10.17		$10.00
Income from Investment Operations:
Net investment income (b)	0.23		0.48	0.47	0.37		0.33		0.36
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and swap contracts	(0.65)		(0.24)	0.18	(0.16)		(0.18)		0.23
Total from Investment Operations	(0.42)		0.24	0.65	0.21		0.15		0.59
Less Distributions to Shareholders:
From net investment income	(0.23)		(0.48)	(0.47)	(0.42)		(0.36)		(0.36)
From net realized gains	—		—	—	(0.03)		(0.15)		(0.06)
Total Distributions to Shareholders	(0.23)		(0.48)	(0.47)	(0.45)		(0.51)		(0.42)
Net Asset Value, End of Period	$8.86		$9.51	$9.75	$9.57		$9.81		$10.17
Total return (c)	(4.51	)%(d)	2.49%	6.91%	2.10	%(e)	1.56	%(e)	6.07	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.60	%(g)	0.60%	0.54%	0.54%		0.58%		0.65%
Interest expense	—	%(g)(h)	—	—	—		—		—
Net expenses (f)	0.60	%(g)	0.60%	0.54%	0.54%		0.58%		0.65%
Waiver/Reimbursement	—		—	—	0.06	%(i)	0.08	%(i)	0.03	%(i)
Net investment income (f)	4.88	%(g)	4.98%	4.85%	4.13%		3.30%		3.61%
Portfolio turnover rate	130	%(d)	253%	320%	199%		402%		398%
Net assets, end of period (000's)	$1,486,094		$1,682,595	$1,865,289	$1,997,046		$1,861,448		$2,260,519

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.06% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2008		2008	2007	2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$9.89		$9.84	$9.75	$9.82		$10.07		$10.10
Income from Investment Operations:
Net investment income (b)	0.21		0.44	0.40	0.31		0.21		0.20
Net realized and unrealized gain (loss) on investments and futures contracts	(0.32)		0.05	0.09	(0.07)		(0.23)		0.02
Total from Investment Operations	(0.11)		0.49	0.49	0.24		(0.02)		0.22
Less Distributions to Shareholders:
From net investment income	(0.21)		(0.44)	(0.40)	(0.31)		(0.21)		(0.20)
From net realized gains	—		—	—	—		(0.02)		(0.05)
Total Distributions to Shareholders	(0.21)		(0.44)	(0.40)	(0.31)		(0.23)		(0.25)
Net Asset Value, End of Period	$9.57		$9.89	$9.84	$9.75		$9.82		$10.07
Total return (c)(d)	(1.10	)%(e)	5.13%	5.12%	2.47%		(0.19)%		2.23%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.73	%(g)	0.73%	0.73%	0.72%		0.73%		0.72%
Waiver/Reimbursement	0.02	%(g)	0.02%	0.02%	0.08	%(h)	0.10	%(h)	0.13	%(h)
Net investment income (f)	4.35	%(g)	4.43%	4.05%	3.27%		2.10%		1.99%
Portfolio turnover rate	33	%(e)	58%	72%	80%		128%		164%
Net assets, end of period (000's)	$91,359		$76,196	$85,635	$83,675		$38,130		$122,202

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.08% and 0.10% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2008		2008	2007	2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$9.89		$9.84	$9.74	$9.81		$10.07		$10.09
Income from Investment Operations:
Net investment income (b)	0.18		0.36	0.32	0.25		0.14		0.13
Net realized and unrealized gain (loss) on investments and futures contracts	(0.32)		0.06	0.11	(0.08)		(0.24)		0.03
Total from Investment Operations	(0.14)		0.42	0.43	0.17		(0.10)		0.16
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.37)	(0.33)	(0.24)		(0.14)		(0.13)
From net realized gains	—		—	—	—		(0.02)		(0.05)
Total Distributions to Shareholders	(0.18)		(0.37)	(0.33)	(0.24)		(0.16)		(0.18)
Net Asset Value, End of Period	$9.57		$9.89	$9.84	$9.74		$9.81		$10.07
Total return (c)(d)	(1.47	)%(e)	4.35%	4.45%	1.71%		(1.03)%		1.58%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.48	%(g)	1.48%	1.48%	1.47%		1.48%		1.47%
Waiver/Reimbursement	0.02	%(g)	0.02%	0.02%	0.08	%(h)	0.10	%(h)	0.13	%(h)
Net investment income (f)	3.61	%(g)	3.69%	3.30%	2.69%		1.37%		1.24%
Portfolio turnover rate	33	%(e)	58%	72%	80%		128%		164%
Net assets, end of period (000's)	$12,124		$14,035	$20,303	$28,061		$1,477		$1,775

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.08% and 0.10% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2008		2008	2007	2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$9.88		$9.83	$9.74	$9.81		$10.07		$10.09
Income from Investment Operations:
Net investment income (b)	0.20		0.41	0.37	0.26		0.13		0.13
Net realized and unrealized gain (loss) on investments and futures contracts	(0.32)		0.05	0.09	(0.07)		(0.23)		0.03
Total from Investment Operations	(0.12)		0.46	0.46	0.19		(0.10)		0.16
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.41)	(0.37)	(0.26)		(0.14)		(0.13)
From net realized gains	—		—	—	—		(0.02)		(0.05)
Total Distributions to Shareholders	(0.20)		(0.41)	(0.37)	(0.26)		(0.16)		(0.18)
Net Asset Value, End of Period	$9.56		$9.88	$9.83	$9.74		$9.81		$10.07
Total return (c)(d)	(1.26	)%(e)	4.80%	4.80%	1.94%		(1.03)%		1.58%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.04	%(g)	1.04%	1.04%	1.20%		1.48%		1.47%
Waiver/Reimbursement	0.46	%(g)	0.46%	0.46%	0.35	%(h)	0.10	%(h)	0.13	%(h)
Net investment income (f)	4.04	%(g)	4.12%	3.75%	2.69%		1.36%		1.24%
Portfolio turnover rate	33	%(e)	58%	72%	80%		128%		164%
Net assets, end of period (000's)	$24,703		$18,644	$17,598	$22,091		$17,980		$32,267

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.08% and 0.10% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2008		2008	2007	2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$9.87		$9.82	$9.73	$9.80		$10.06		$10.08
Income from Investment Operations:
Net investment income (b)	0.23		0.46	0.42	0.33		0.24		0.22
Net realized and unrealized gain (loss) on investments and futures contracts	(0.31)		0.06	0.09	(0.07)		(0.25)		0.04
Total from Investment Operations	(0.08)		0.52	0.51	0.26		(0.01)		0.26
Less Distributions to Shareholders:
From net investment income	(0.23)		(0.47)	(0.42)	(0.33)		(0.23)		(0.23)
From net realized gains	—		—	—	—		(0.02)		(0.05)
Total Distributions to Shareholders	(0.23)		(0.47)	(0.42)	(0.33)		(0.25)		(0.28)
Net Asset Value, End of Period	$9.56		$9.87	$9.82	$9.73		$9.80		$10.06
Total return (c)(d)	(0.87	)%(e)	5.39%	5.39%	2.73%		(0.04)%		2.60%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.48	%(g)	0.48%	0.48%	0.47%		0.48%		0.47%
Waiver/Reimbursement	0.02	%(g)	0.02%	0.02%	0.08	%(h)	0.10	%(h)	0.13	%(h)
Net investment income (f)	4.60	%(g)	4.67%	4.29%	3.40%		2.37%		2.24%
Portfolio turnover rate	33	%(e)	58%	72%	80%		128%		164%
Net assets, end of period (000's)	$1,102,738		$1,092,555	$857,655	$1,130,604		$926,514		$1,099,131

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.08% and 0.10% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (a)	2008		2008 (b)		2007	2006 (c)	2005	2004
Net Asset Value, Beginning of Period	$8.03		$9.11		$8.91	$9.31	$9.79	$8.52
Income from Investment Operations:
Net investment income (d)	0.28		0.64		0.62	0.63	0.66	0.70
Net realized and unrealized gain (loss) on investments and foreign currency	(0.66)		(1.00)		0.32	(0.10)	0.03	1.36
Total from Investment Operations	(0.38)		(0.36)		0.94	0.53	0.69	2.06
Less Distributions to Shareholders:
From net investment income	(0.29)		(0.65)		(0.62)	(0.66)	(0.65)	(0.70)
From net realized gains	(0.06)		(0.07)		(0.12)	(0.27)	(0.52)	(0.09)
Total Distributions to Shareholders	(0.35)		(0.72)		(0.74)	(0.93)	(1.17)	(0.79)
Net Asset Value, End of Period	$7.30		$8.03		$9.11	$8.91	$9.31	$9.79
Total return (e)	(5.04	)%(f)	(4.22	)%(g)	11.10%	6.03%	7.64%	24.88%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.17	%(i)	1.16%		1.13%	1.08%	1.09%	1.09%
Interest expense	—		—	%(j)	—	—	—	—
Net expenses (h)	1.17	%(i)	1.16%		1.13%	1.08%	1.09%	1.09%
Net investment income (h)	6.98	%(i)	7.28%		6.88%	6.90%	6.90%	7.37%
Portfolio turnover rate	12	%(f)	2	%(f)(k)	—	—	—	—
Turnover of Columbia High Income Master Portfolio	—		32	%(f)	44%	34%	33%	51%
Net assets, end of period (000's)	$84,850		$98,973		$123,071	$109,029	$134,980	$163,916

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contigent deffered sales charge.

(f)  Not annualized.

(g)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01%, and $0.01, respectively.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (a)	2008		2008 (b)		2007	2006 (c)	2005	2004
Net Asset Value, Beginning of Period	$8.01		$9.09		$8.89	$9.29	$9.77	$8.51
Income from Investment Operations:
Net investment income (d)	0.25		0.57		0.55	0.56	0.58	0.64
Net realized and unrealized gain (loss) on investments and foreign currency	(0.66)		(1.00)		0.32	(0.10)	0.04	1.35
Total from Investment Operations	(0.41)		(0.43)		0.87	0.46	0.62	1.99
Less Distributions to Shareholders:
From net investment income	(0.26)		(0.58)		(0.55)	(0.59)	(0.58)	(0.64)
From net realized gains	(0.06)		(0.07)		(0.12)	(0.27)	(0.52)	(0.09)
Total Distributions to Shareholders	(0.32)		(0.65)		(0.67)	(0.86)	(1.10)	(0.73)
Net Asset Value, End of Period	$7.28		$8.01		$9.09	$8.89	$9.29	$9.77
Total return (e)	(5.41	)%(f)	(4.95	)%(g)	10.29%	5.25%	6.89%	23.91%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.92	%(i)	1.91%		1.88%	1.83%	1.84%	1.84%
Interest expense	—		—	%(j)	—	—	—	—
Net expenses (h)	1.92	%(i)	1.91%		1.88%	1.83%	1.84%	1.84%
Net investment income (h)	6.25	%(i)	6.54%		6.16%	6.22%	6.17%	6.62%
Portfolio turnover rate	12	%(f)	2	%(f)(k)	—	—	—	—
Turnover of Columbia High Income Master Portfolio	—		32	%(f)	44%	34%	33%	51%
Net assets, end of period (000's)	$52,582		$64,786		$93,413	$102,085	$130,088	$144,762

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested and no contigent deffered sales charge.

(f)  Not annualized.

(g)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01%, and $0.01, respectively.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (a)	2008		2008 (b)		2007	2006 (c)	2005	2004
Net Asset Value, Beginning of Period	$7.97		$9.05		$8.86	$9.25	$9.74	$8.47
Income from Investment Operations:
Net investment income (d)	0.25		0.57		0.55	0.56	0.58	0.64
Net realized and unrealized gain (loss) on investments and foreign currency	(0.65)		(1.00)		0.31	(0.09)	0.03	1.36
Total from Investment Operations	(0.40)		(0.43)		0.86	0.47	0.61	2.00
Less Distributions to Shareholders:
From net investment income	(0.26)		(0.58)		(0.55)	(0.59)	(0.58)	(0.64)
From net realized gains	(0.06)		(0.07)		(0.12)	(0.27)	(0.52)	(0.09)
Total Distributions to Shareholders	(0.32)		(0.65)		(0.67)	(0.86)	(1.10)	(0.73)
Net Asset Value, End of Period	$7.25		$7.97		$9.05	$8.86	$9.25	$9.74
Total return (e)	(5.31	)%(f)	(4.98	)%(g)	10.21%	5.39%	6.80%	24.15%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.92	%(i)	1.91%		1.88%	1.83%	1.84%	1.84%
Interest expense	—		—	%(j)	—	—	—	—
Net expenses (h)	1.92	%(i)	1.91%		1.88%	1.83%	1.84%	1.84%
Net investment income (h)	6.25	%(i)	6.54%		6.16%	6.23%	6.21%	6.62%
Portfolio turnover rate	12	%(f)	2	%(f)(k)	—	—	—	—
Turnover of Columbia High Income Master Portfolio	—		32	%(f)	44%	34%	33%	51%
Net assets, end of period (000's)	$21,667		$26,976		$35,639	$39,547	$49,066	$63,005

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested and no contigent deffered sales charge.

(f)  Not annualized.

(g)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01%, and $0.01, respectively.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares (a)	2008		2008 (b)		2007	2006 (c)	2005	2004
Net Asset Value, Beginning of Period	$8.10		$9.19		$8.98	$9.37	$9.86	$8.57
Income from Investment Operations:
Net investment income (d)	0.29		0.66		0.64	0.66	0.67	0.73
Net realized and unrealized gain (loss) on investments and foreign currency	(0.66)		(1.01)		0.33	(0.10)	0.04	1.38
Total from Investment Operations	(0.37)		(0.35)		0.97	0.56	0.71	2.11
Less Distributions to Shareholders:
From net investment income	(0.30)		(0.67)		(0.64)	(0.68)	(0.68)	(0.73)
From net realized gains	(0.06)		(0.07)		(0.12)	(0.27)	(0.52)	(0.09)
Total Distributions to Shareholders	(0.36)		(0.74)		(0.76)	(0.95)	(1.20)	(0.82)
Net Asset Value, End of Period	$7.37		$8.10		$9.19	$8.98	$9.37	$9.86
Total return (e)	(4.88	)%(f)	(4.05	)%(g)	11.41%	6.37%	7.76%	25.30%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	0.92	%(i)	0.91%		0.88%	0.83%	0.84%	0.84%
Interest expense	—		—	%(j)	—	—	—	—
Net expenses (h)	0.92	%(i)	0.91%		0.88%	0.83%	0.84%	0.84%
Net investment income (h)	7.26	%(i)	7.54%		7.14%	7.19%	7.09%	7.62%
Portfolio turnover rate	12	%(f)	2	%(f)(k)	—	—	—	—
Turnover of Columbia High Income Master Portfolio	—		32	%(f)	44%	34%	33%	51%
Net assets, end of period (000's)	$564,165		$545,228		$739,921	$681,752	$707,834	$798,398

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01%, and $0.01, respectively.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k) Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Corporate Bond Funds

September 30, 2008 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") a Delaware business trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following diversified series of the Trust (each, a "Fund" and collectively, the "Funds"):

Columbia Total Return Bond Fund

Columbia Short Term Bond Fund

Columbia High Income Fund

Investment Goals

Columbia Total Return Bond Fund seeks total return, consisting of current income and capital appreciation. Columbia Short Term Bond Fund seeks current income, consistent with minimal fluctuation of principal. Columbia High Income Fund seeks total return, consisting of a high level of income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 1.00%, 3.25% and 4.75% for Columbia Short Term Bond Fund, Columbia Total Return Bond Fund and Columbia High Income Fund, respectively, based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating between $1 million and $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 3.00%, 3.00% and 5.00% for Columbia Short Term Bond Fund, Columbia Total Return Bond Fund and Columbia High Income Fund, respectively, based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Funds' prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities and securities of certain investments companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Corporate Bond Funds, September 30, 2008 (Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Funds' shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds' net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – significant unobservable inputs (including the management's assumption in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used, as of September 30, 2008, in valuing each Fund's assets:

Columbia Total Return Bond Fund

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$34,647,324	$34,775
Level 2 – Other Significant Observable Inputs	1,533,873,250	70,201
Level 3 – Significant Unobservable Inputs	2,522,119	—
Total	$1,571,042,693	$104,976

*  Other financial instruments consist of futures contracts, credit default swap contracts and forward foreign currency exchange contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the six month period ended September 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments In Securities	Other Financial Instruments
Balance as of March 31, 2008	$22,668,473	$—
Accretion of Discounts/ Amortization of Premiums	7,281	—
Realized loss	(2,182,461)	—
Change in unrealized depreciation	(1,271,622)	—
Net purchases	(12,821,597)	—
Transfers in and or out of Level 3	(3,877,955)	—
Balance as of September 30, 2008	$2,522,119	$—

Corporate Bond Funds, September 30, 2008 (Unaudited)

Columbia Short Term Bond Fund

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$94,249,681	$(12,949)
Level 2 – Other Significant Observable Inputs	1,160,305,079	—
Level 3 – Significant Unobservable Inputs	9,934,909	—
Total	$1,264,489,669	$(12,949)

*  Other financial instruments consist of futures contracts, which are not included in the investment portfolio.

The following table reconciles asset balances for the six month period ending September 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments In Securities	Other Financial Instruments
Balance as of March 31, 2008	$—	$—
Accretion of Discounts/ Amortization of Premiums	71	—
Realized gain(loss)	6	—
Change in unrealized depreciation	(187,510)	—
Net purchases	8,377,128	—
Transfers in and or out of Level 3	156,661	—
Balance as of September 30, 2008	$8,346,356	$—

Columbia High Income Fund

Valuation Inputs	Investments In Securities	Other Financial Instruments
Level 1 – Quoted Prices	$7,696,369	$—
Level 2 – Other Significant Observable Inputs	699,321,614	—
Level 3 – Significant Unobservable Inputs	1,982,915	—
Total	$709,000,898	$—

The following table reconciles asset balances for the six month period ending September 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments In Securities	Other Financial Instruments
Balance as of March 31, 2008	$2,862,210	$—
Accretion of Discounts/ Amortization of Premiums	2,555	—
Realized gain(loss)	(2,231,244)	—
Change in unrealized depreciation	(895,421)	—
Net sales	(10,885)	—
Transfers in and or out of Level 3	2,255,700	—
Balance as of September 30, 2008	$1,982,915	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years beginning and interim periods after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Funds' financial statement disclosures.

In September 2008, FASB Staff Position 133-1 and FIN 45-4 Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 and Clarification of the Effective Date of FASB Statement No. 161 ( "Amendment") was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund's credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is

Corporate Bond Funds, September 30, 2008 (Unaudited)

currently evaluating the impact the adoption of the Amendment will have on the Funds' financial statement disclosures.

Futures Contracts

Each Fund may invest in futures for both hedging and non-hedging purposes, including, for example, to seek enhanced returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC ("Columbia"), the Funds' investment advisor. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds' Statements of Assets and Liabilities at any given time.

Upon entering into a futures contract, a Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed or expires.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. Certain Funds may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. Certain Funds may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to hedge a Fund's investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of a Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statements of Operations.

Credit Default Swaps

The Funds may engage in credit default swap transactions for hedging purposes or to seek to increase total return. Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Funds may receive an upfront payment as the protection seller or make an upfront payment as the protection buyer.

Credit default swaps are marked to market daily based upon quotations from market makers and any change is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the contract period are recorded as liabilities or assets, respectively, on the

Corporate Bond Funds, September 30, 2008 (Unaudited)

Funds' Statements of Assets and Liabilities. These upfront payments are amortized and are recorded as realized gain or loss on the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gain or loss on the Statements of Operations.

By entering into these agreements, the Funds could be exposed to risks in excess of the amounts recorded on the Statements of Assets and Liabilities. Risks include the possibility that there will be no liquid market for these agreements, or that the counterparty to an agreement will default on its obligation to perform.

Delayed Delivery Securities

Each Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. Each Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Stripped Securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions on each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Treasury Inflation Protected Securities

The Funds may invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statements of Operations.

Loan Participations and Commitments

The Funds may invest in loan participations. When a Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Funds may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset

Corporate Bond Funds, September 30, 2008 (Unaudited)

value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly by the Funds, except Columbia High Income Fund for which distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2008 was as follows:

	Ordinary Income*	Long-term Capital Gains
Columbia Total Return Bond Fund	$92,144,249	$—
Columbia Short Term Bond Fund	44,260,861	—
Columbia High Income Fund	68,744,683	4,339,747

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Columbia Total Return Bond Fund	$9,981,916	$(107,720,750)	$(97,738,834)
Columbia Short Term Bond Fund	4,666,391	(39,738,692)	(35,072,301)
Columbia High Income Fund	6,942,798	(125,477,651)	(118,534,853)

Corporate Bond Funds, September 30, 2008 (Unaudited)

The following capital loss carryforwards, determined as of March 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2011	2012	2013	2014	2015	2016	Total
Columbia Total Return Bond Fund	$—	$—	$325,588	$72,823	$1,644,323	$10,231,964	$12,274,698
Columbia Short Term Bond Fund	685,526	5,387,556	9,446,701	11,783,069	12,691,619	642,768	40,637,239

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires management determines whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Funds' financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Funds. In rendering investment advisory services to the Funds, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	Investment Advisory Fees on Average Net Assets
	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Total Return Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Columbia Short Term Bond Fund	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Columbia High Income Fund	0.55%	0.52%	0.49%	0.46%	0.46%	0.46%

Corporate Bond Funds, September 30, 2008 (Unaudited)

For the six month period ended September 30, 2008, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Annualized Effective Fee Rate
Columbia Total Return Bond Fund	0.35%
Columbia Short Term Bond Fund	0.30%
Columbia High Income Fund	0.54%

Sub-Advisory Fee

MacKay Shields LLC ("MacKay Shields") has been retained by Columbia to serve as the investment sub-advisor to Columbia High Income Fund. As the sub-advisor, MacKay Shields is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for Columbia High Income Fund. Columbia, from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee.

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee based on each Fund's average daily net assets at the annual rates listed below less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Annual Fee Rate
Columbia Total Return Bond Fund	0.15%
Columbia Short Term Bond Fund	0.14%
Columbia High Income Fund	0.23%

Columbia has contractually agreed to waive a portion of its administration fee for Columbia Short Term Bond Fund at an annual rate of 0.02% of Columbia Short Term Bond Fund's average daily net assets. There is no guarantee that this arrangement will continue after July 31, 2009.

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer

Corporate Bond Funds, September 30, 2008 (Unaudited)

Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The Transfer Agent has voluntarily agreed to waive a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually for Columbia High Income Fund. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended September 30, 2008, these minimum account balance fees reduced total expenses as follows:

Minimum Account Balance Fees
Columbia Total Return Bond Fund	$3,885
Columbia Short Term Bond Fund	2,401
Columbia High Income Fund	420

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds' shares. For the six month period ended September 30, 2008, the Distributor has retained net underwriting discounts on the sales of Class A shares and received net CDSC fees on Class A, Class B and Class C share redemptions as follows:

	Front End Sales Charge	Contingent Deferred Sales Charge
	Class A	Class A	Class B	Class C
Columbia Total Return Bond Fund	$198	$118	$3,902	$268
Columbia Short Term Bond Fund	5,924	—	1,115	5,141
Columbia High Income Fund	5,668	3,759	29,520	919

The Funds have adopted distribution and shareholder servicing plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors. The Plans require the payment of a combined distribution and shareholder servicing fee for Class A shares of each Fund. The Plans also require the payment of a monthly shareholder servicing fee and distribution fee for the Class B and Class C shares of each Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%*	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

*  Columbia Short Term Bond Fund pays its shareholder servicing fees, at the rates shown above, under a separate shareholder servicing plan.

The Distributor has voluntarily agreed to waive 0.44% of the distribution fees on Class C shares for Columbia Short Term Bond Fund. This arrangement may be modified or terminated by the Distributor at any time.

Corporate Bond Funds, September 30, 2008 (Unaudited)

Fee Waivers and Expense Reimbursements

Columbia has contractually agreed to waive fees and/or reimburse certain expenses through July 31, 2009, so that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges related to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed the following annual rates, based on each Fund's average daily net assets:

Fund	Annual rate
Columbia Total Return Bond Fund	0.60%
Columbia Short Term Bond Fund	0.48%
Columbia High Income Fund	0.93%

There is no guarantee that these expense limitations will continue after July 31, 2009. Columbia and/or the Distributor are entitled to recover from Columbia Total Return Bond Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Columbia Total Return Bond Fund's total operating expenses to exceed the expense limitations in effect at the time of recovery. At September 30, 2008, no amounts were potentially recoverable from the Columbia Total Return Bond Fund.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended September 30, 2008, these custody credits reduced total expenses as follows:

Custody Credits
Columbia Total Return Bond Fund	$2,121
Columbia Short Term Bond Fund	2,163
Columbia High Income Fund	2,245

Note 6. Portfolio Information

For the six month period ended September 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia Total Return Bond Fund	$1,677,489,159	$1,783,679,226	$543,181,062	$557,919,855
Columbia Short Term Bond Fund	42,914,036	185,459,654	389,843,830	203,719,250
Columbia High Income Fund	—	—	155,180,896	83,197,357

Corporate Bond Funds, September 30, 2008 (Unaudited)

Note 7. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares as follows:

Columbia Total Return Bond Fund

Class B Shares Purchased:	Will convert to Class A Shares After:
– after November 15, 1998	Eight years
– between August 1, 1998 and November 15, 1998
$0 - $249,999	Six years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years

Columbia High Income Fund

Class B Shares Purchased:	Will convert to Class A Shares After:
– after November 15, 1998	Eight years
– between August 1, 1997 and November 15, 1998
$0 - $249,999	Nine years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years
– before August 1, 1997	Eight Years

See Schedules of capital stock activity.

As of September 30, 2008, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Total Return Bond Fund	72.4
Columbia Short Term Bond Fund	58.0
Columbia High Income Fund	57.3

As of September 30, 2008, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Total Return Bond Fund	13.3
Columbia High Income Fund	5.7

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 8. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

Corporate Bond Funds, September 30, 2008 (Unaudited)

For the six month period ended September 30, 2008, the average daily loan balance outstanding on days where borrowing existed, and the weighted average interest rate of the Fund were as follows:

Fund	Average Borrowings	Weighted Average Interest Rate
Columbia Total Return Bond Fund	$4,750,000	2.344%

Note 9. Securities Lending

Each Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Funds. Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their right to dispose of the collateral, there may be a potential loss to the Funds. The Funds bear the risk of loss with respect to the investment of collateral.

Note 10. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Asset-Backed Securities

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five

Corporate Bond Funds, September 30, 2008 (Unaudited)

years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 11. Business Combinations and Mergers

As of the close of business on March 28, 2008, Short-Term Government Securities Fund, a series of Excelsior Funds, Inc., merged into Columbia Short Term Bond Fund. Columbia Short Term Bond Fund received a tax-free transfer of assets from Short-Term Government Securities Fund as follows:

Shares Issued	Net Assets Received	Unrealized Depreciation[1]
26,159,873	$258,296,287	$(4,243,156)
Net Assets of Columbia Short Term Bond Fund Prior to Combination	Net Assets of Short-Term Government Securities Fund Immediately Prior to Combination	Net Assets of Columbia Short Term Bond Fund Immediately After Combination
$937,733,531	$258,296,287	$1,196,029,818

1  Unrealized depreciation is included in the Net Assets Received.

Corporate Bond Funds, September 30, 2008 (Unaudited)

Note 12. Subsequent Event

On October 16, 2008, the uncommitted and committed lines of credit discussed in Note 8 were terminated and amended, respectively. The Funds and other affiliated funds now participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% and the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Corporate Bond Funds listed on the front cover.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management®

Corporate Bond Funds

Semiannual Report, September 30, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/156285-0908 (11/08) 08/63272

Columbia Management®

Semiannual Report

September 30, 2008

Fixed Income Sector Portfolios

■  Corporate Bond Portfolio

■  Mortgage- and Asset-Backed Portfolio

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Corporate Bond Portfolio	1

Mortgage- and Asset-Backed Portfolio	5

Financial Statements

Investment Portfolios	9

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	22

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Profile – Corporate Bond Portfolio

Summary

■   For the six-month period that ended September 30, 2008, the portfolio returned negative 7.37%, compared with negative 7.23% for its benchmark, the Lehman Brothers U.S. Credit Bond Index.1 The period's results, although in line with its benchmark, were disappointing in absolute terms and reflect the very weak performance of corporate bonds in all sectors during this turbulent period.

■   Fearing that the credit crisis would trigger a sharp economic slowdown, investors reallocated massive amounts of capital from corporate issues into U.S. Treasury obligations in pursuit of greater safety. Prices plunged on corporates of all quality rankings, leaving the portfolio's benchmark with a yield advantage of more than four percentage points over Treasuries. This yield difference is significantly wider than it was during the credit crunch of 2002. It has nearly doubled in just six months. The portfolio did well to avoid or limit exposure to retail companies that did poorly during the period including Macy's Retail Holdings, Inc. (0.1% of net assets). The retail sector is particularly vulnerable to a slowing economy and, as such, came under pressure during the period. The portfolio's limited exposure to financial bonds was also beneficial. However, weakness in the subordinated debt of Wachovia Corp., U.S. Bank (1.2% and 1.1% respectively) and JPMorgan Chase & Co. undercut that advantage. We sold JPMorgan before the end of the reporting period. An overweight in utilities, a sector that is generally viewed as more resilient during periods of economic distress, made a positive contribution to return. To help manage overall risk, we used credit default swaps, a method of hedging the portfolio against potential defaults.

■   In all likelihood, the U.S. economy has already slid into recession. And although we believe that market volatility will continue, it appears that current price levels for corporate bonds already reflect the anticipated business slowdown. We have been gradually expanding holdings in the financial sector, bringing the portfolio's weight into line with that of its benchmark. Originally, this expansion was based solely on lowered valuations. More recently, with various forms of government assistance on the horizon, we believe that the fundamental outlook for large financial institutions may have improved.

1Lehman Brothers U.S. Credit Bond Index is an index of publicly issued investment grade corporate securities and dollar-denominated SEC registered global debentures. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please call 1-800-345-6611 for daily and most recent month-end performance updates.

6-month (cumulative) return as of
09/30/08

–7.37%

Portfolio Performance

–7.23%

Lehman Brothers U.S. Credit Bond Index

1

Portfolio Profile (continued) – Corporate Bond Portfolio

Portfolio Management

Carl Pappo has managed the portfolio since November 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1993.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

2

Performance Information – Corporate Bond Portfolio

Performance of a $10,000 investment 08/30/02 – 09/30/08 ($)

Portfolio	12,065

The table above shows the growth in value of a hypothetical $10,000 investment in the Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares.

Average annual total return as of 09/30/08 (%)

Inception	08/30/02
6-month (cumulative)	–7.37
1-year	–6.36
5-year	1.58
Life	3.13

No fees or expenses are charged to the Portfolio. Participants in the wrap fee programs eligible to invest in the Portfolio, however, pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. The Portfolio may incur significant transaction costs that are in addition to the wrap fees paid to the program sponsor that are not included in this table. All results shown assume reinvestment of distributions.

The table does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please call 1-800-345-6611 for daily and most recent month-end performance updates.

Net asset value per share

as of 09/30/08 ($)	8.68

Distributions declared per share

04/01/08 – 09/30/08 ($)	0.28

3

Understanding Your Expenses – Corporate Bond Portfolio

The information on this page is intended to help you understand your ongoing costs of investing in the portfolio.

The table below reflects the fact that no fees or expenses are charged to the portfolio. Participants in the wrap fee programs eligible to invest in the portfolio pay an asset-based fee for, which is negotiable, investment services, brokerage services and investment consultation. Please read the wrap program documents for information regarding fees charged.

The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. The amount listed in the "Actual" column is calculated using the portfolio's actual total return for the period. The amount listed in the "Hypothetical" column is calculated using a hypothetical annual return of 5%. You should not use the hypothetical account value to estimate your actual account balance.

Beginning account value 04/01/08		Ending account value 09/30/08		Expenses paid during period*
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
1,000.00	1,000.00	926.50	1,025.00	—	—

*  No fees or expenses are charged to the Portfolio. Participants in wrap fee programs pay an asset-based fee that is not included in this table.

4

Portfolio Profile – Mortgage- and Asset-Backed Portfolio

Summary

■   For the six-month period that ended September 30, 2008, the portfolio returned negative 2.08%, compared with a positive return of 0.50% for its benchmark, the Lehman Brothers U.S. Securitized Index.1 The portfolio had less exposure than its benchmark to mortgage passthroughs, which were strong performers during the period.

■   As a deepening credit crisis drove bond investors to seek safer harbors in U.S. Treasury obligations and other top-tier holdings, U.S. agency-backed mortgage passthrough securities outperformed asset-backed issues. The portfolio's passthrough securities performed well in absolute terms. However, about 90% of the benchmark is made up of agency passthroughs compared to the portfolio's strategy of maintaining about two-thirds of the portfolio in that sector. This smaller commitment to the best-performing sector largely accounts for the portfolio's underperformance over this period. Securities backed by residential or commercial mortgages saw yields rise and prices fall, and the portfolio's larger exposure to this area also hurt comparative results, despite our focus on the highest quality issues. The portfolio's long duration helped returns as falling rates boosted prices. Issues carrying lower coupons were better performers than higher-coupon issues, thanks to expectations that the U.S. Treasury's rescue program would bias toward lower coupon issues. We also continued to manage the portfolio's risk profile by further trimming troubled assets.

■   The U.S. Treasury and Federal Reserve Board have taken unprecedented steps aimed at resolving the current credit crisis and stimulating a stagnant economy. If conditions begin to improve, we believe investors will start moving away from low-yield obligations and pursue higher returns in non-guaranteed sectors.

■   At the end of the period, the portfolio maintained its approximately one-third stake in attractively valued, high-quality asset-backed issues. These market segments, including AAA-rated2 commercial mortgage-backed securities, auto and credit-card debt, offered historically wide yield spreads and the potential for impressive price recovery.

1Lehman Brothers U.S. Securitized Index is an index of mortgage passthrough securities issued by Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), Agency Hybrid ARM securities and the U.S. Securitized indices. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

2The credit quality ratings represent those of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Ratings ("Fitch") credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security's credit quality does not eliminate risk.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please call 1-800-345-6611 for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–2.08%

Portfolio Performance

0.50%

Lehman Brothers U.S. Securitized Index

5

Portfolio Profile (continued) – Mortgage- and Asset-Backed Portfolio

Portfolio Management

Lee Reddin has co-managed the portfolio since December 2007 and has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Michael Zazzarino has co-managed the portfolio since December 2007 and has been associated with the advisor or its predecessors or affiliate organizations since 2005.

Portfolio holdings are subject to change periodically and may not be representative of current holdings. The outlook for the portfolio may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

6

Performance Information – Mortgage- and Asset-Backed Portfolio

Performance of a $10,000 investment 08/30/02 – 09/30/08 ($)

Portfolio	11,652

The table above shows the growth in value of a hypothetical $10,000 investment in the Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares.

Average annual total return as of 09/30/08 (%)

Inception	08/30/02
6-month (cumulative)	–2.08
1-year	–3.92
5-year	2.27
Life	2.54

No fees or expenses are charged to the Portfolio. Participants in the wrap fee programs eligible to invest in the Portfolio, however, pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. The Portfolio may incur significant transaction costs that are in addition to the wrap fees paid to the program sponsor that are not included in this table. All results shown assume reinvestment of distributions.

The table may not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please call 1-800-345-6611 for daily and most recent month-end performance updates.

Net asset value per share

as of 09/30/08 ($)	8.90

Distribution declared per share

04/01/08 – 09/30/08 ($)	0.23

7

Understanding Your Expenses – Mortgage- and Asset-Backed Portfolio

The information on this page is intended to help you understand your ongoing costs of investing in the portfolio.

The table below reflects the fact that no fees or expenses are charged to the portfolio. Participants in the wrap fee programs eligible to invest in the portfolio pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. Please read the wrap program documents for information regarding fees charged.

The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. The amount listed in the "Actual" column is calculated using the portfolio's actual total return for the period. The amount listed in the "Hypothetical" column is calculated using a hypothetical annual return of 5%. You should not use the hypothetical account value to estimate your actual account balance.

Beginning account value 04/01/08		Ending account value 09/30/08		Expenses paid during period*
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
1,000.00	1,000.00	995.70	1,025.00	—	—

*  No fees or expenses are charged to the Portfolio. Participants in wrap fee programs pay an asset-based fee that is not included in this table.

8

Investment Portfolio – Corporate Bond Portfolio

September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 91.4%
	Par ($)	Value ($)
Basic Materials – 2.2%
Chemicals – 0.9%
Lubrizol Corp.
6.500% 10/01/34	200,000	179,776
Chemicals Total		179,776
Iron/Steel – 1.3%
Nucor Corp.
5.000% 06/01/13	180,000	176,330
5.850% 06/01/18	110,000	104,767
Iron/Steel Total		281,097
Basic Materials Total		460,873
Communications – 10.5%
Media – 8.0%
Comcast Cable Holdings LLC
9.875% 06/15/22	72,000	81,288
Comcast Corp.
5.700% 05/15/18	45,000	39,278
6.300% 11/15/17	50,000	45,975
6.950% 08/15/37	135,000	115,149
Rogers Cable, Inc.
6.250% 06/15/13 (a)	6,000	6,000
Time Warner Cable, Inc.
6.200% 07/01/13	505,000	489,925
7.300% 07/01/38	210,000	186,808
Time Warner, Inc.
6.875% 05/01/12 (b)	480,000	475,918
Viacom, Inc.
5.750% 04/30/11	105,000	102,006
6.875% 04/30/36	145,000	116,244
Media Total		1,658,591
Telecommunication Services – 2.5%
AT&T, Inc.
5.625% 06/15/16	220,000	203,744
Deutsche Telekom International Finance BV
8.500% 06/15/10	30,000	31,142
Telefonica Emisiones SAU
6.221% 07/03/17	100,000	92,037
6.421% 06/20/16	190,000	178,393
Telecommunication Services Total		505,316
Communications Total		2,163,907

	Par ($)	Value ($)
Consumer Cyclical – 6.5%
Airlines – 0.4%
Continental Airlines, Inc.
7.461% 04/01/15	99,414	86,490
Airlines Total		86,490
Home Builders – 0.2%
D.R. Horton, Inc.
5.625% 09/15/14	10,000	7,600
Lennar Corp.
6.500% 04/15/16	35,000	23,625
Home Builders Total		31,225
Retail – 5.9%
Best Buy Co., Inc.
6.750% 07/15/13 (c)	260,000	262,795
CVS Pass-Through Trust
5.298% 01/11/27 (c)	122,439	108,431
6.036% 12/10/28 (c)	220,769	198,152
Macy's Retail Holdings, Inc
5.350% 03/15/12	30,000	27,627
Starbucks Corp.
6.250% 08/15/17	180,000	172,317
Wal-Mart Stores, Inc.
4.125% 02/15/11	405,000	407,001
5.250% 09/01/35	55,000	43,963
Retail Total		1,220,286
Consumer Cyclical Total		1,338,001
Consumer Non-Cyclical – 5.7%
Food – 1.9%
ConAgra Foods, Inc.
7.000% 10/01/28 (c)	275,000	265,553
Kraft Foods, Inc.
6.500% 08/11/17	100,000	96,220
Kroger Co.
8.000% 09/15/29	25,000	25,878
Food Total		387,651
Household Products/Wares – 0.8%
Clorox Co.
5.950% 10/15/17	70,000	67,630
Fortune Brands, Inc.
5.125% 01/15/11	90,000	90,427
Household Products/Wares Total		158,057

See Accompanying Notes to Financial Statements.

9

Corporate Bond Portfolio, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Pharmaceuticals – 3.0%
Abbott Laboratories
5.600% 05/15/11	395,000	408,243
Wyeth
5.500% 02/01/14	225,000	223,036
Pharmaceuticals Total		631,279
Consumer Non-Cyclical Total		1,176,987
Energy – 14.9%
Oil & Gas – 6.8%
Canadian Natural Resources Ltd.
6.250% 03/15/38	240,000	185,095
Hess Corp.
7.300% 08/15/31	295,000	269,994
Marathon Oil Corp.
6.000% 07/01/12	125,000	127,094
6.000% 10/01/17	160,000	143,728
Nexen, Inc.
5.875% 03/10/35	160,000	119,799
Qatar Petroleum
5.579% 05/30/11 (c)	60,003	60,743
Talisman Energy, Inc.
5.850% 02/01/37	190,000	142,631
Valero Energy Corp.
6.625% 06/15/37	160,000	138,069
6.875% 04/15/12	203,000	208,449
Oil & Gas Total		1,395,602
Oil & Gas Services – 1.9%
Halliburton Co.
5.900% 09/15/18	330,000	325,597
Weatherford International Ltd.
5.150% 03/15/13	70,000	67,413
Oil & Gas Services Total		393,010
Pipelines – 6.2%
Duke Capital LLC
4.370% 03/01/09	168,000	166,477
Enbridge Energy Partners LP
7.500% 04/15/38	80,000	73,081
Kinder Morgan Energy Partners LP
6.950% 01/15/38	115,000	98,557
ONEOK Partners LP
6.850% 10/15/37	90,000	80,713
Plains All American Pipeline LP
6.650% 01/15/37	100,000	81,913
6.500% 05/01/18 (c)	365,000	329,266

	Par ($)	Value ($)
TEPPCO Partners LP
7.625% 02/15/12	136,000	143,211
TransCanada Pipelines Ltd.
6.350% 05/15/67 (d)	395,000	312,477
Pipelines Total		1,285,695
Energy Total		3,074,307
Financials – 29.1%
Banks – 13.5%
Bank of New York Mellon Corp.
5.125% 08/27/13	385,000	367,037
Chinatrust Commercial Bank
5.625% 12/29/49 (c)(d)	45,000	35,296
Citigroup, Inc.
6.125% 05/15/18	45,000	37,260
6.500% 08/19/13	445,000	395,502
Credit Suisse/ New York NY
6.000% 02/15/18	135,000	117,612
HSBC Holdings PLC
6.800% 06/01/38	290,000	245,567
7.350% 11/27/32	53,000	45,489
Lloyds TSB Group PLC
6.267% 12/31/49 (c)(d)	270,000	202,218
M&I Marshall & Ilsley Bank
5.300% 09/08/11	155,000	146,428
Northern Trust Co.
6.500% 08/15/18	180,000	183,524
Northern Trust Corp.
5.500% 08/15/13	245,000	245,176
Regions Financial Corp.
7.750% 09/15/24	32,000	33,256
Regions Financing Trust II
6.625% 05/15/47 (d)	75,000	42,274
Scotland International Finance No. 2
4.250% 05/23/13 (c)	127,000	107,837
Union Planters Corp.
4.375% 12/01/10	120,000	109,420
USB Capital IX
6.189% 04/15/42 (d)	450,000	220,500
Wachovia Capital Trust III
5.800% 03/15/42 (d)	310,000	130,208
Wachovia Corp.
4.375% 06/01/10	135,000	118,328
Banks Total		2,782,932

See Accompanying Notes to Financial Statements.

10

Corporate Bond Portfolio, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Diversified Financial Services – 10.7%
Capital One Capital IV
6.745% 02/17/37 (d)	225,000	108,792
Capital One Financial Corp.
5.700% 09/15/11	390,000	345,362
CIT Group Funding Co. of Canada
5.200% 06/01/15	135,000	66,297
Citigroup, Inc.
5.850% 09/15/16	50,000	24,250
Citicorp Lease Pass-Through Trust
8.040% 12/15/19 (a)(c)	250,000	218,050
Eaton Vance Corp.
6.500% 10/02/17	390,000	382,210
Fund American Companies, Inc.
5.875% 05/15/13	110,000	81,579
Goldman Sachs Capital II
5.793% 12/29/49 (d)	25,000	10,983
Goldman Sachs Group, Inc.
6.250% 09/01/17	250,000	209,300
6.750% 10/01/37	245,000	163,560
International Lease Finance Corp.
4.750% 07/01/09	40,000	32,996
4.875% 09/01/10	350,000	253,138
Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (e)(f)	370,000	46,250
6.875% 05/02/18 (e)(f)	45,000	5,625
Merrill Lynch & Co., Inc.
6.050% 08/15/12	35,000	32,817
Morgan Stanley
5.750% 10/18/16	375,000	232,545
Diversified Financial Services Total		2,213,754
Insurance – 2.7%
ING Groep NV
5.775% 12/29/49 (d)	85,000	67,922
Liberty Mutual Group, Inc.
7.500% 08/15/36 (c)	285,000	224,926
New York Life Global Funding
4.650% 05/09/13 (c)	140,000	139,911
Principal Life Income Funding Trusts
5.300% 04/24/13	120,000	119,623
Insurance Total		552,382
Real Estate Investment Trusts (REITs) – 2.2%
Camden Property Trust
5.375% 12/15/13	199,000	181,943
Highwoods Properties, Inc.
5.850% 03/15/17	55,000	44,118

	Par ($)	Value ($)
Hospitality Properties Trust
5.625% 03/15/17	140,000	103,147
Liberty Property LP
5.500% 12/15/16	160,000	133,120
Real Estate Investment Trusts (REITs) Total		462,328
Financials Total		6,011,396
Industrials – 7.5%
Aerospace & Defense – 1.2%
Raytheon Co.
5.375% 04/01/13	245,000	247,969
Aerospace & Defense Total		247,969
Machinery – 1.3%
Caterpillar Financial Services Corp.
4.250% 02/08/13	195,000	182,284
John Deere Capital Corp.
4.950% 12/17/12	95,000	92,420
Machinery Total		274,704
Miscellaneous Manufacturing – 0.9%
General Electric Co.
5.000% 02/01/13	198,000	182,361
Miscellaneous Manufacturing Total		182,361
Transportation – 4.1%
BNSF Funding Trust I
6.613% 12/15/55 (d)	130,000	106,450
Burlington Northern Santa Fe Corp.
6.200% 08/15/36	50,000	45,919
7.950% 08/15/30	115,000	125,487
Union Pacific Corp.
4.698% 01/02/24	10,300	9,327
5.700% 08/15/18	165,000	153,662
6.650% 01/15/11	385,000	396,674
Transportation Total		837,519
Industrials Total		1,542,553
Technology – 1.7%
Software – 1.7%
Oracle Corp.
5.000% 01/15/11	345,000	353,200
Software Total		353,200
Technology Total		353,200

See Accompanying Notes to Financial Statements.

11

Corporate Bond Portfolio, September 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Utilities – 13.3%
Electric – 11.7%
AEP Texas Central Co.
6.650% 02/15/33	160,000	142,455
Columbus Southern Power Co.
6.600% 03/01/33	41,000	36,483
Commonwealth Edison Co.
4.700% 04/15/15	50,000	45,084
5.900% 03/15/36	95,000	77,433
5.950% 08/15/16	180,000	169,994
6.950% 07/15/18	95,000	90,487
Consolidated Edison Co. of New York, Inc.
6.750% 04/01/38	305,000	288,374
Duke Energy Corp.
5.300% 10/01/15	285,000	274,920
Exelon Generation Co. LLC
6.200% 10/01/17	470,000	413,045
MidAmerican Energy Holdings Co.
5.000% 02/15/14	197,000	183,143
6.125% 04/01/36	70,000	58,876
Oncor Electric Delivery Co.
5.950% 09/01/13 (c)	155,000	143,316
Pacific Gas & Electric Co.
4.200% 03/01/11	190,000	185,630
Progress Energy, Inc.
7.100% 03/01/11	120,000	123,302
Southern Power Co.
6.375% 11/15/36	45,000	38,642
Windsor Financing LLC
5.881% 07/15/17 (c)	157,172	157,484
Electric Total		2,428,668
Gas – 1.6%
Atmos Energy Corp.
6.350% 06/15/17	100,000	94,100
Nakilat, Inc.
6.067% 12/31/33 (c)	260,000	231,608
Gas Total		325,708
Utilities Total		2,754,376
Total Corporate Fixed-Income Bonds & Notes (cost of $21,445,944)		18,875,600
Government & Agency Obligations – 6.7%
Foreign Government Obligations – 6.7%
European Investment Bank
5.125% 05/30/17	195,000	204,575
Kreditanstalt fuer Wiederaufbau
4.375% 03/15/18	460,000	458,581
Province of Nova Scotia
5.125% 01/26/17	395,000	408,477

	Par ($)	Value ($)
Province of Ontario
3.375% 05/20/11	115,000	115,952
Province of Quebec
5.125% 11/14/16	200,000	205,059
Foreign Government Obligations Total		1,392,644
Total Government & Agency Obligations (cost of $1,366,982)		1,392,644
Short-Term Obligation – 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 1.400%, collateralized by a U.S. Government Agency Obligation maturing 06/04/12, market value $134,207 (repurchase proceeds $127,005)	127,000	127,000
Total Short-Term Obligation (Cost of $127,000)		127,000
Total Investments – 98.7% (cost of $22,939,926) (g)		20,395,244
Other Assets & Liabilities, Net – 1.3%		268,644
Net Assets – 100.0%		$20,663,888

Notes to Investment Portfolio:

(a)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At September 30, 2008, the value of these securities amounted to $224,050, which represents 1.1% of net assets.

Security	Acquisition Date	Par/ Unit	Cost	Value
Citicorp Lease Pass-Through Trust 8.040% 12/15/19	10/26/04	$250,000	$309,515	$218,050
Rogers Cable, Inc. 6.250% 06/15/13	06/19/03	6,000	6,029	6,000
				$224,050

(b)  A portion of this security is pledged as collateral for credit default swaps. At September 30, 2008 the total market value of securities pledged amounted to $489,925.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities, which are not illiquid, amounted to $2,420,033, which represents 11.7% of net assets.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(e)  The issuer filed for bankruptcy protection under Chapter 11. Income is not being accrued. At September 30, 2008, the value of these securities represents 0.3% of net assets.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)  Cost for federal income tax purposes is $22,939,926.

See Accompanying Notes to Financial Statements.

12

Corporate Bond Portfolio, September 30, 2008 (Unaudited)

At September 30, 2008, the Portfolio had entered into the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Buy/Sale Protection	Receive (Pay) Fixed Rate	Expiration Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Barclays	SLM Corp. 5.125% 08/27/12	Sell	4.750%	03/20/09	$500,000	$(32,494)
Morgan Stanley	The Home Depot, Inc. 5.875% 12/16/36	Sell	2.150%	09/20/18	1,225,000	(5,528)
JP Morgan	Macy's, Inc. 7.450% 07/15/17	Sell	3.400%	06/20/13	615,000	(17,194)
Barclays	Macy's, Inc. 7.450% 07/15/17	Buy	(2.700)%	06/20/13	615,000	(11,523)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	(2.850)%	09/20/13	500,000	2,875
Barclays	Limited Brands, Inc. 6.125% 12/01/12	Buy	(3.650)%	12/20/13	500,000	(13,698)
						$(77,562)

At September 30, 2008, the Portfolio held investments in the following sectors:

Sector	% of Net Assets
Financials	29.1
Energy	14.9
Utilities	13.3
Communications	10.5
Industrials	7.5
Government & Agency Obligations	6.7
Consumer Cyclical	6.5
Consumer Non-Cyclical	5.7
Basic Materials	2.2
Technology	1.7
98.1
Short-Term Obligation	0.6
Other Assets & Liabilities, Net	1.3
100.0

See Accompanying Notes to Financial Statements.

13

Investment Portfolio – Mortgage- and Asset-Backed Portfolio

September 30, 2008 (Unaudited)

Mortgage-Backed Securities – 79.6%
	Par ($)	Value ($)
Federal Home Loan Mortgage Corp.
4.903% 05/01/38 (a)	3,335,093	3,347,160
5.000% 05/01/37	2,432,855	2,371,365
5.000% 06/01/37	2,275,450	2,217,939
5.500% 05/01/37	2,906,449	2,893,320
5.926% 04/01/37 (a)	256,496	261,619
6.500% 11/01/32	10,433	10,782
Federal National Mortgage Association
4.837% 09/01/35 (a)	792,131	796,562
5.000% 02/01/36	2,320,186	2,264,444
5.000% 04/01/38	2,393,258	2,333,757
5.500% 02/01/37	101,355	101,167
5.500% 04/01/37	2,361,057	2,356,655
5.500% 05/01/37	1,932,341	1,928,637
5.500% 06/01/38	4,554,657	4,545,926
5.500% 06/01/38	2,156,460	2,152,110
6.000% 05/01/38	785,930	796,833
6.000% 06/01/38	756,072	766,561
6.500% 11/01/37	977,024	1,002,888
7.000% 02/01/32	17,221	18,186
TBA,
6.000% 10/14/38 (b)	11,515,000	11,662,530
Government National Mortgage Association
7.000% 03/15/31	1,998	2,101
Total Mortgage-Backed Securities (Cost of $41,528,285)		41,830,542
Commercial Mortgage-Backed Securities – 18.8%
Bear Stearns Commercial Mortgage Securities
4.740% 03/13/40	95,848	89,821
4.750% 02/13/46 (a)	373,012	337,677
4.830% 08/15/38	123,627	116,270
4.933% 02/13/42 (a)	140,679	127,376
5.201% 12/11/38	564,847	488,950
5.877% 09/11/38 (a)	746,025	693,286
5.902% 06/11/40 (a)	409,248	352,594
Commercial Mortgage Pass Through Certificates
6.701% 05/15/32 (a)	514,388	513,139
Credit Suisse Mortgage Capital Certificates
4.991% 06/15/38	935,397	911,868
GE Capital Commercial Mortgage Corp.
4.170% 07/10/37	148,080	144,287
GS Mortgage Securities Corp. II
5.993% 08/10/45 (a)	220,000	187,824
JPMorgan Chase Commercial Mortgage Securities Corp.
5.170% 05/15/47	460,614	447,841
5.814% 06/12/43 (a)	426,300	382,689
5.815% 02/12/49 (a)	476,177	445,772
5.992% 06/15/49 (a)	426,300	401,174

	Par ($)	Value ($)
LB-UBS Commercial Mortgage Trust
4.810% 01/15/36 (a)	554,190	490,814
4.853% 09/15/31	392,196	369,342
6.462% 03/15/31	483,850	486,042
Merrill Lynch Mortgage Trust
6.023% 06/12/50 (a)	445,483	383,821
Morgan Stanley Capital I
4.989% 08/13/42	135,000	121,544
5.168% 01/14/42	579,327	531,700
5.283% 11/12/41	225,939	216,651
5.332% 12/15/43	349,566	303,199
5.378% 11/14/42 (a)	134,284	123,753
5.447% 02/12/44 (a)	130,021	108,933
5.984% 08/12/41 (a)	404,985	366,620
Morgan Stanley Dean Witter Capital I
4.920% 03/12/35	400,722	375,876
Wachovia Bank Commercial Mortgage Trust
5.509% 04/15/47	426,300	354,645
Total Commercial Mortgage-Backed Securities (Cost of $10,459,955)		9,873,508
Asset-Backed Securities – 13.7%
Capital One Multi-Asset Execution Trust
4.850% 11/15/13	290,000	282,679
5.300% 02/18/14	578,000	565,951
Chase Credit Card Master Trust
2.598% 02/15/11 (a)	203,000	202,850
Chase Issuance Trust
4.260% 05/15/13	834,000	812,624
4.960% 09/17/12	959,000	952,279
5.400% 07/15/15	300,000	292,834
Citibank Credit Card Issuance Trust
4.750% 10/22/12	363,000	359,890
5.350% 02/07/20	282,000	252,471
CSAB Mortgage Backed Trust
3.307% 06/25/36 (a)	15,068	15,022
Ford Credit Auto Owner Trust
5.160% 04/15/13	389,000	372,033
5.260% 10/15/10	451,940	452,737
Franklin Auto Trust
5.360% 05/20/16	100,000	96,856
Master Asset Backed Securities Trust
3.347% 02/25/36 (a)	46,653	46,072
Morgan Stanley Mortgage Loan Trust
3.327% 10/25/36 (a)	183,469	175,920
Residential Funding Mortgage Securities II, Inc.
3.307% 02/25/36 (a)	181,626	174,547
SACO I, Inc.
3.407% 04/25/35 (a)(c)	13,515	9,009

See Accompanying Notes to Financial Statements.

14

Mortgage- and Asset-Backed Portfolio, September 30, 2008 (Unaudited)

Asset-Backed Securities (continued)
	Par ($)	Value ($)
Securitized Asset Backed Receivables LLC Trust
3.267% 03/25/36 (a)	13,156	13,095
SLM Student Loan Trust
2.879% 03/15/17 (a)	293,388	286,027
2.899% 12/15/20 (a)	649,000	600,737
2.910% 04/25/17 (a)	112,395	110,727
Terwin Mortgage Trust
4.107% 07/25/34 (a)	53,294	47,259
USAA Auto Owner Trust
4.280% 10/15/12	441,000	431,153
5.070% 06/15/13	639,000	619,431
Total Asset-Backed Securities (Cost of $7,348,532)		7,172,203

Collateralized Mortgage Obligations – 3.6%

Non-Agency – 3.6%
Bear Stearns Alt-A Trust
3.487% 01/25/35 (a)	89,504	54,455
Countrywide Alternative Loan Trust
3.297% 03/25/36 (a)	67,173	66,169
Morgan Stanley Mortgage Loan Trust
3.427% 02/25/47 (a)	636,597	284,958
Sequoia Mortgage Trust
6.104% 01/20/47 (a)	1,090,223	868,927
Washington Mutual Mortgage Pass-Through Certificates
5.877% 08/25/46 (a)	677,138	626,527
Non-Agency Total		1,901,036
Total Collateralized Mortgage Obligations (Cost of $2,562,670)		1,901,036
Short-Term Obligation – 7.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 1.400%, collateralized by a U.S. Government Agency Obligation maturing 02/24/28, market value $3,982,551 (repurchase proceeds $3,902,152) (cost of $3,902,000)	3,902,000	3,902,000
Total Short-Term Obligation (Cost of $3,902,000)		3,902,000
Total Investments – 123.1% (Cost of $65,801,442) (d)		64,679,289
Other Assets & Liabilities, Net – (23.1)%		(12,157,732)
Net Assets – 100.0%		$52,521,557

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(b)  Security purchased on a delayed delivery basis.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of this security, which is not illiquid, represents less than 0.1% of net assets.

(d)  Cost for federal income tax purposes is $65,801,442.

At September 30, 2008, the asset allocation of the Portfolio is as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	79.6
Commercial Mortgage-Backed Securities	18.8
Asset-Backed Securities	13.7
Collateralized Mortgage Obligations	3.6
115.7
Short-Term Obligation	7.4
Other Assets & Liabilities, Net	(23.1)
100.0
Acronym	Name
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

15

Statements of Assets and Liabilities – Fixed Income Sector Portfolios

September 30, 2008 (Unaudited)

	($)	($)
	Corporate Bond Portfolio	Mortgage- and Asset-Backed Portfolio
Assets
Investments, at identified cost	22,939,926	65,801,442
Investments, at value	20,395,244	64,679,289
Cash	683	965
Unrealized appreciation on credit default swap contracts	2,875	—
Receivable for:
Investments sold	6,343	2,610,859
Interest	355,524	321,382
Other assets	1,529	—
Total Assets	20,762,198	67,612,495
Liabilities
Unrealized depreciation on credit default swap contracts	80,437	—
Payable for:
Investments purchased	—	3,359,326
Investments purchased on a delayed delivery basis	—	11,723,469
Portfolio shares repurchased	—	8,140
Futures variation margin	16,790	—
Other liabilities	1,083	3
Total Liabilities	98,310	15,090,938
Net Assets	20,663,888	52,521,557
Net Assets Consist of
Paid-in capital	30,901,125	67,974,389
Underdistributed net investment income	46,196	67,481
Accumulated net realized loss	(7,661,189)	(14,398,160)
Unrealized depreciation on:
Investments	(2,544,682)	(1,122,153)
Credit default swap contracts	(77,562)	—
Net Assets	20,663,888	52,521,557
Shares outstanding	2,380,564	5,904,256
Net asset value per share	8.68	8.90

See Accompanying Notes to Financial Statements.

16

Statements of Operations – Fixed Income Sector Portfolios

For the Six Months Ended September 30, 2008 (Unaudited)

	($)	($)
	Corporate Bond Portfolio	Mortgage- and Asset-Backed Portfolio
Investment Income
Interest	1,885,811	3,263,096
Securities lending	8,701	—
Total Investment income	1,894,512	3,263,096
Expenses before interest expense	—	—
Interest expense	1,090	—
Total Expenses	1,090	—
Net Investment Income	1,893,422	3,263,096
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts and Swap Contracts
Net realized gain (loss) on:
Investments	(5,144,752)	(7,500,135)
Futures contracts	180,170	—
Credit default swap contracts	(25,876)	—
Net realized loss	(4,990,458)	(7,500,135)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,075,548)	2,095,202
Futures contracts	(163,009)	—
Credit default swap contracts	(124,185)	—
Net change in unrealized appreciation (depreciation)	(1,362,742)	2,095,202
Net Loss	(6,353,200)	(5,404,933)
Net Decrease Resulting from Operations	(4,459,778)	(2,141,837)

See Accompanying Notes to Financial Statements.

17

Statements of Changes in Net Assets – Fixed Income Sector Portfolios

Increase (Decrease) in Net Assets	Corporate Bond Portfolio		Mortgage- and Asset-Backed Portfolio
	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)
Operations
Net investment income	1,893,422	4,499,631	3,263,096	7,979,479
Net realized loss on investments, futures contracts and swap contracts	(4,990,458)	(1,736,875)	(7,500,135)	(6,891,723)
Net change in unrealized appreciation (depreciation) on investments, foreign capital gains tax, futures contracts and swap contracts	(1,362,742)	(1,291,465)	2,095,202	(2,949,101)
Net increase (decrease) resulting from operations	(4,459,778)	1,471,291	(2,141,837)	(1,861,345)
Distributions to Shareholders
From net investment income	(1,916,485)	(4,501,832)	(3,313,313)	(7,957,916)
From net realized gains	—	—	—	(427,583)
Total distributions to shareholders	(1,916,485)	(4,501,832)	(3,313,313)	(8,385,499)
Net Capital Share Transactions	(46,763,046)	(1,754,285)	(80,219,199)	13,084,770
Net increase (decrease) in net assets	(53,139,309)	(4,784,826)	(85,674,349)	2,837,926
Net Assets
Beginning of period	73,803,197	78,588,023	138,195,906	135,357,980
End of period	20,663,888	73,803,197	52,521,557	138,195,906
Undistributed net investment income, at end of period	46,196	69,259	67,481	117,698

See Accompanying Notes to Financial Statements.

18

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Corporate Bond Portfolio				Mortgage- and Asset-Backed Portfolio
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008		(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Subscriptions	93,566	878,309	1,071,346	10,523,592	2,358,790	21,378,565	2,796,773	27,383,420
Distributions reinvested	798	7,418	2,783	27,323	11,223	101,396	26,990	261,887
Redemptions	(5,353,136)	(47,648,773)	(1,249,107)	(12,305,200)	(11,295,858)	(101,699,160)	(1,512,783)	(14,560,537)
Net increase (decrease)	(5,258,772)	(46,763,046)	(174,978)	(1,754,285)	(8,925,845)	(80,219,199)	1,310,980	13,084,770

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Corporate Bond Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
	2008		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.66		$10.06		$9.93	$10.19	$10.58	$10.33
Income from Investment Operations:
Net investment income (a)	0.28		0.58		0.55	0.49	0.48	0.46
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.98)		(0.40)		0.13	(0.25)	(0.36)	0.33
Total from Investment Operations	(0.70)		0.18		0.68	0.24	0.12	0.79
Less Distributions to Shareholders:
From net investment income	(0.28)		(0.58)		(0.55)	(0.49)	(0.48)	(0.47)
From net realized gains	—		—		—	(0.01)	(0.03)	(0.07)
Total Distributions to Shareholders	(0.28)		(0.58)		(0.55)	(0.50)	(0.51)	(0.54)
Net Asset Value, End of Period	$8.68		$9.66		$10.06	$9.93	$10.19	$10.58
Total return (b)	(7.37	)%(c)	1.81	%(d)	7.01%	2.34%	1.25%	7.83%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	—		—		—	—	—	—
Interest expense	—	%(f)(g)	—		—	—	—	—
Net expenses (e)	—	%(f)(g)	—		—	—	—	—
Net investment income (e)	5.89	%(f)	5.84%		5.55%	4.83%	4.69%	4.40%
Portfolio turnover rate	72	%(c)	189%		114%	62%	39%	126%
Net assets, end of period (000's)	$20,664		$73,803		$78,588	$64,597	$52,698	$61,193

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Total return includes a voluntary reimbursement by the investment advisor for a realized investments loss due to trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(e)  The net investment income and expense ratios exclude expenses charged directly to shareholders.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Mortgage- and Asset-Backed Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
	2008		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.32		$10.01	$9.85	$10.01	$10.19	$10.15
Income from Investment Operations:
Net investment income (a)	0.23		0.54	0.54	0.40	0.26	0.22
Net realized and unrealized gain (loss) on investments	(0.42)		(0.67)	0.14	(0.12)	(0.01)	0.13
Total from Investment Operations	(0.19)		(0.13)	0.68	0.28	0.25	0.35
Less Distributions to Shareholders:
From net investment income	(0.23)		(0.53)	(0.52)	(0.40)	(0.26)	(0.22)
From net realized gains	—		(0.03)	—	(0.04)	(0.17)	(0.09)
Total Distributions to Shareholders	(0.23)		(0.56)	(0.52)	(0.44)	(0.43)	(0.31)
Net Asset Value, End of Period	$8.90		$9.32	$10.01	$9.85	$10.01	$10.19
Total return (b)	(2.08	)%(c)	(1.34)%	7.12%	2.85%	2.57%	3.53%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (d)	—		—	—	—	—	—
Net investment income (d)	4.95	%(e)	5.50%	5.41%	4.00%	2.61%	2.26%
Portfolio turnover rate	166	%(c)	369%	543%	561%	765%	941%
Net assets, end of period (000's)	$52,522		$138,196	$135,358	$89,569	$78,216	$86,411

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  The net investment income and expense ratios exclude expenses charged directly to shareholders.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – Fixed Income Sector Portfolios

September 30, 2008 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio (each a "Portfolio" and collectively, the "Portfolios"), each a series of the Trust.

Investment Objectives

Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio each seek total return, consisting of current income and capital appreciation.

Portfolio Shares

The Portfolios are authorized to issue an unlimited number of shares without par value and are available only to certain eligible investors through certain wrap fee programs and certain other managed accounts, including those sponsored or managed by Bank of America Corporation ("BOA") and its affiliates.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swaps are marked to market daily based upon quotations from market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trust's Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Portfolios adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of each Portfolio's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Fixed Income Sector Portfolios

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The following tables summarize the inputs used, as of September 30, 2008, in valuing each Portfolio's assets:

Corporate Bond Portfolio

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	20,308,754	(77,562)
Level 3 – Significant Unobservable Inputs	86,490	—
Total	$20,395,244	$(77,562)

*  Other financial instruments consist of credit default swap contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the six month period ending September 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value of Corporate Bond Portfolio:

	Investments In Securities	Other Financial Instruments
Balance as of March 31, 2008	$241,333	$—
Accrued Discounts/ Amortized Premiums	869	—
Realized gain (loss)	(12,039)	—
Change in unrealized depreciation	(2,974)	—
Net purchases/sales	(140,699)	—
Transfers out of Level 3	—	—
Balance as of September 30, 2008	$86,490	$—

Mortgage- and Asset- Backed Portfolio

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$11,662,530	$—
Level 2 – Other Significant Observable Inputs	53,016,759	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$64,679,289	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No.133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Portfolios' financial statement disclosures.

In September 2008, FASB Staff Position 133-1 and FIN 45-4 Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 and Clarification of the Effective Date of FASB Statement No. 161 ("Amendment") was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund's credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Funds' financial statement disclosures.

Futures Contracts

The Portfolios may invest in futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Portfolios' investment advisor, of the

23

Fixed Income Sector Portfolios

September 30, 2008 (Unaudited)

future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Portfolios' Statements of Assets and Liabilities at any given time.

Upon entering into a futures contract, a Portfolio pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements

Each Portfolio may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. Each Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions on each Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolios seek to assert their rights.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Portfolios or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Portfolios will not incur any registration costs upon such resale.

Delayed Delivery Securities

Each Portfolio may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Portfolios to subsequently invest at less advantageous prices. Each Portfolio holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Credit Default Swaps

The Portfolios may engage in credit default swap transactions for hedging purposes or to seek to increase total return. Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Portfolios may receive an upfront payment as the protection seller or make an upfront payment as the protection buyer.

Credit default swaps are marked to market daily based upon quotations from market makers and any change is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the contract period are recorded as liabilities or assets, respectively, on the Portfolios' Statements of Assets and Liabilities. These upfront payments are amortized and are recorded as realized gain or loss on the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gain or loss on the Statements of Operations.

By entering into these agreements, the Portfolios could be exposed to risks in excess of the amounts recorded on the Statements of Assets and Liabilities. Risks include the possibility that there will be no liquid market for these agreements, or that the counterparty to an agreement will default on its obligation to perform.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Dividend income is recorded on the ex-date.

Federal Income Tax Status

Each Portfolio intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal

24

Fixed Income Sector Portfolios

September 30, 2008 (Unaudited)

Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and distributed monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against a Portfolio. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2008 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Corporate Bond Portfolio	$4,501,832	$—
Mortgage- and Asset-Backed Portfolio	8,385,499	—

*  For tax purposes short term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized (Depreciation)
Corporate Bond Portfolio	$76,780	$(2,621,462)	$(2,544,682)
Mortgage- and Asset-Backed Portfolio	395,646	(1,517,799)	(1,122,153)

The following capital loss carryforwards, determined as of March 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2014	2015	2016	Total
Corporate Bond Portfolio	$190,899	$595,089	$576,674	$1,362,662
Mortgage- and Asset-Backed Portfolio	—	—	976,265	976,265

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Fixed Income Sector Portfolios

September 30, 2008 (Unaudited)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Portfolios is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Portfolio. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Portfolios' financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Portfolios.

Columbia does not receive any fees for its investment advisory services. In addition, under its investment advisory agreement, Columbia has agreed to bear all fees and expenses of the Portfolios (exclusive of brokerage fees and commissions, taxes, interest expenses of borrowing money and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any).

The Portfolios do not incur any fees or expenses except brokerage fees and commissions, taxes, interest expenses of borrowing money and extraordinary expenses. Participants in the wrap fee programs eligible to invest in the Portfolios are required to pay fees to the program sponsor pursuant to separate agreements and should review the wrap program disclosure document for fees and expenses charged.

Administration Fee

Columbia provides administrative and other services to the Portfolios. Under the administration agreement, Columbia does not receive any compensation from the Portfolios for its services.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolios and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolios. The Transfer Agent does not receive any compensation directly from the Portfolios for its services.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Portfolios' shares. The Distributor does not receive a fee for its services as distributor.

Note 5. Portfolio Information

For the six month period ended September 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Corporate Bond Portfolio	$14,630,418	$15,209,343	$27,682,163	$72,011,626
Mortgage- and Asset-Backed Portfolio	195,024,124	242,247,975	23,983,235	56,845,580

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Fixed Income Sector Portfolios

September 30, 2008 (Unaudited)

Note 6. Redemption in-Kind

Sales of securities for the Portfolios include the value of securities delivered through an in-kind redemption of certain Portfolio shares on September 26, 2008. Any realized gain on securities delivered through an in-kind redemption of shares is not taxable to the Portfolios. The value of securities and realized gain on securities delivered through an in-kind redemption of Portfolio shares aggregated were:

	Market Value of Securities	Realized Gain on Securities
Corporate Bond Portfolio	$30,074,725	$(3,947,101)
Mortgage- and Asset- Backed Portfolio	65,071,373	(999,558)

Prior to the in-kind redemption, the shareholders owned 61.5% and 58.7% of Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio, respectively.

Note 7. Line of Credit

The Portfolios and other affiliated funds participated in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

During the six month period ended September 30, 2008, Corporate Bond Portfolio borrowed under these arrangements. The average daily loan balance when borrowings existed was $2,666,667, at a weighted average interest rate of 2.45%.

During the six month period ended September 30, 2008, the Mortgage- and Asset-Backed Portfolio did not borrow under these arrangements.

Note 8. Securities Lending

Each Portfolio may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Portfolios. Generally, in the event of borrower default, the Portfolios have the right to use the collateral to offset any losses incurred. In the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral, there may be a potential loss to the Portfolios. The Portfolios bear the risk of loss with respect to the investment of collateral.

Note 9. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

As of September 30, 2008, the Portfolios had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Corporate Bond Portfolio	97.6
Mortgage- and Asset-Backed Portfolio	91.5

As of September 30, 2008, the Portfolios had shareholders that held greater than 5% of the shares outstanding of a Portfolio, over which BOA and/or any of its affiliates did not have

27

Fixed Income Sector Portfolios

September 30, 2008 (Unaudited)

investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Mortgage- and Asset-Backed Portfolio	6.3

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios.

Note 10. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by changes in interest rates, the quality of underlying assets or the market's assessment thereof, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or credit enhancements.

Mortgage-Backed Securities Risk

The value of the mortgage-backed securities may be affected by changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of the underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Funds to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

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Fixed Income Sector Portfolios

September 30, 2008 (Unaudited)

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 11. Subsequent Event

On October 16, 2008, the uncommitted and committed lines of credit discussed in Note 7 were terminated and amended, respectively. The Portfolios and other affiliated funds now participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Portfolio's borrowing limit set forth in the Portfolio's registration statement. Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% and the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

29

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Important Information About This Report

The portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Fixed Income Sector Portfolios listed on the front cover.

A description of the policies and procedures that each portfolio uses to determine how to vote proxies and a copy of each portfolio's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each portfolio voted proxies relating to portfolio securities is also available from the portfolio's website, www.columbiamanagement.com.

Each portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each portfolio's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any portfolio carefully before investing. For a prospectus which contains this and other important information about the portfolio, contact your Columbia Management representative.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

33

Columbia Management®

Fixed Income Sector Portfolios

Semiannual Report, September 30, 2008

PRSRT STD
U.S. Postage
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Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/156367-0908 (11/08) 08/63275

Columbia Management®

Semiannual Report

September 30, 2008

Columbia LifeGoal® Portfolios

■  Columbia LifeGoal® Growth Portfolio

■  Columbia LifeGoal® Balanced
Growth Portfolio

■  Columbia LifeGoal® Income and Growth Portfolio

■  Columbia LifeGoal® Income Portfolio

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Columbia LifeGoal® Growth Portfolio	1

Columbia LifeGoal® Balanced Growth Portfolio	5

Columbia LifeGoal® Income and Growth Portfolio	9

Columbia LifeGoal® Income Portfolio	13

Financial Statements Investment Portfolios	17

Statements of Assets and Liabilities	21

Statements of Operations	23

Statements of Changes in Net Assets	24

Financial Highlights	30

Notes to Financial Statements	49

Important Information About This Report	61

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund and hope you will find the portfolio management details, discussions and performance information helpful in monitoring your investments. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■   Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■   News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■   Monthly and quarterly performance information.

■   Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■   Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■   Mutual fund account details with balances, dividend and transaction information

■   Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■   On-line transactions including purchases, exchanges and redemptions

■   Account maintenance for updating your address and dividend payment options

■   Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Portfolio Profile – Columbia LifeGoal Growth Portfolio

Summary

■   For the six-month period that ended September 30, 2008, the portfolio's Class A shares returned negative 11.61% without sales charge. The portfolio's benchmark, the S&P 500 Index, returned negative 10.87% for the period.1 A position in international stocks, which underperformed the U.S. stock market, hampered the portfolio's return relative to its benchmark. International stocks are not included in the index. The portfolio's return was lower than the negative 10.91% average return of its peer group, the Lipper Large-Cap Core Funds Classification.2

■   In a period that was difficult for all segments of the stock markets, many of the portfolio's underlying funds held up much better than their benchmarks, including Columbia International Value Fund, Columbia Mid Cap Growth Fund, Columbia Large Cap Core Fund, Columbia Large Cap Value Fund and Columbia Acorn International.

■   A decision to overweight growth stocks relative to value detracted from performance, and a slight overweight in large-cap stocks hampered the portfolio's return as small-cap stocks outperformed large-cap stocks. Columbia Small Cap Value Fund II, Columbia Acorn USA, Columbia Marsico Focused Equities Fund and Columbia Mid Cap Value Fund all returned less than their respective benchmarks.

■   During the period, we reduced the portfolio's large cap holdings and its overweight in growth stocks. We moved the portfolio's international equity holdings to a neutral position relative to its target allocations. These moves reflect continued uncertainty about the U.S. and global economies. The economic landscape weakened considerably near the end of the period as a credit crisis and rising unemployment weighed on consumer demand. However, the Federal Reserve and the U.S. Treasury have taken steps to restore confidence in the capital markets and we believe that they will continue to pursue options to prevent a protracted economic downturn. In this environment, we believe that investors who remain focused on their goals have the potential to benefit from the broad diversification offered by Columbia LifeGoal Growth Portfolio, even though diversification does not ensure a profit or guarantee against a loss.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–11.61%

Class A shares (without sales charge)

–10.87%

S&P 500 Index

1

Portfolio Profile (continued) – Columbia LifeGoal Growth Portfolio

Portfolio Management

Vikram Kuriyan has managed the portfolio since August 2004 and has been with the advisor or its predecessors or affiliate organizations since 2000.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

Columbia LifeGoal Portfolios reserve the right to add or remove underlying funds at any time.

The portfolio is a "fund of funds."

A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards and other risks associated with future political and economic developments.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

2

Performance Information – Columbia LifeGoal Growth Portfolio

Performance of a $10,000 investment 10/01/98 – 09/30/08 ($)

Sales charge	without	with
Class A	18,620	17,548
Class B	17,270	17,270
Class C	17,223	17,223
Class R	18,490	n/a
Class Z	19,046	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia LifeGoal Growth Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		R	Z
Inception	10/15/96		08/12/97		10/15/96		01/23/06	10/15/96
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–11.61	–16.70	–11.92	–15.45	–11.91	–12.62	–11.68	–11.52
1-year	–22.78	–27.24	–23.44	–26.41	–23.39	–23.98	–23.04	–22.56
5-year	7.55	6.28	6.73	6.44	6.74	6.74	7.40	7.82
10-year	6.41	5.78	5.62	5.62	5.59	5.59	6.34	6.66

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the portfolio. These returns have not been restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for the period prior to the inception of Class R shares would have been lower, since the newer class of shares is subject to higher distribution and service (Rule 12b-1) fees.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.41
Class B	2.16
Class C	2.16
Class R	1.66
Class Z	1.16

*  The annual operating expense ratio is as stated in the portfolio's prospectus that is current as of the date of this report and includes the expenses incurred by the underlying funds in which the portfolio invests. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/08 ($)
Class A	9.53
Class B	8.81
Class C	8.74
Class R	9.48
Class Z	9.65

Distributions declared per share

04/01/08 – 09/30/08 ($)
Class A	2.45
Class B	2.45
Class C	2.45
Class R	2.45
Class Z	2.46

3

Understanding Your Expenses – Columbia LifeGoal Growth Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio's annualized expense ratios used to calculate the expense information below.

04/01/08 – 09/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	883.88	1,022.56	2.36	2.54	0.50
Class B	1,000.00	1,000.00	880.82	1,018.80	5.89	6.33	1.25
Class C	1,000.00	1,000.00	880.92	1,018.80	5.89	6.33	1.25
Class R	1,000.00	1,000.00	883.18	1,021.31	3.54	3.80	0.75
Class Z	1,000.00	1,000.00	884.79	1,023.82	1.18	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*Columbia LifeGoal Growth Portfolio's expense ratios do not include fees and expenses incurred by the underlying funds.

4

Portfolio Profile – Columbia LifeGoal Balanced Growth Portfolio

Summary

■   For the six-month period that ended September 30, 2008, the portfolio's Class A shares returned negative 9.46% without sales charge. The portfolio held up better than the average fund in its peer group, the Lipper Mixed-Asset Target Allocation Growth Funds Classification, which returned negative 10.49%.1 The portfolio's equity benchmark, the S&P 500 Index, returned negative 10.87% while its fixed-income benchmark, the Lehman Brothers U.S. Aggregate Bond Index, returned negative 1.50%.2

■   In a period that was difficult for all segments of the stock markets and most segments of the bond market, many of the portfolio's underlying funds held up much better than their benchmarks, including Columbia International Value Fund, Columbia Mid Cap Growth Fund, Columbia Large Cap Core Fund, Columbia Large Cap Value Fund and Columbia Acorn International. Within the portfolio's fixed income holdings, Columbia High Income Fund and Columbia Convertible Securities Fund held their losses in check and did better than their benchmarks.

■   A decision to overweight growth stocks relative to value detracted from performance, and a slight overweight in large-cap stocks hampered the portfolio's return as small-cap stocks outperformed large-cap stocks. Columbia Small Cap Value Fund II, Columbia Acorn USA, Columbia Marsico Focused Equities Fund and Columbia Mid Cap Value Fund all returned less than their respective benchmarks. On the fixed income side of the portfolio, Columbia Total Return Bond Fund lagged its respective benchmarks.

■   During the period, we reduced the portfolio's equity allocation, its large cap holdings and its overweight in growth stocks. We moved the portfolio's international equity holdings to a neutral position relative to its target allocations. These moves reflect continued uncertainty about the U.S. and global economies. The economic landscape weakened considerably near the end of the period as a credit crisis and rising unemployment weighed on consumer demand. However, the Federal Reserve and the U.S. Treasury have taken steps to restore confidence in the capital markets and we believe that they will continue to pursue options to prevent a protracted economic downturn. In this environment, we believe that investors who remain focused on their goals have the potential to benefit from the broad diversification offered by Columbia LifeGoal Balanced Growth Portfolio, even though diversification does not ensure a profit or guarantee against a loss.

1Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–9.46%

Class A shares (without sales charge)

–10.87%

S&P 500 Index

–1.50%

Lehman Brothers U.S. Aggregate Bond Index

5

Portfolio Profile (continued) – Columbia LifeGoal Balanced Growth Portfolio

Portfolio Management

Vikram Kuriyan has managed the portfolio since August 2004 and has been with the advisor or its predecessors or affiliate organizations since 2000.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

Columbia LifeGoal Portfolios reserve the right to add or remove underlying funds at any time.

The portfolio is a "fund of funds."

A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards and other risks associated with future political and economic developments.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investments in high-yield bonds (sometimes referred to as "junk" bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

6

Performance Information – Columbia LifeGoal Balanced Growth Portfolio

Performance of a $10,000 investment 10/01/98 – 09/30/08 ($)

Sales charge	without	with
Class A	17,543	16,534
Class B	16,275	16,275
Class C	16,265	16,265
Class R	17,423	n/a
Class Z	18,015	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia LifeGoal Balanced Growth Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		R	Z
Inception	10/15/96		08/13/97		10/15/96		01/23/06	10/15/96
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–9.46	–14.64	–9.78	–13.82	–9.84	–10.65	–9.58	–9.33
1-year	–16.67	–21.47	–17.32	–20.91	–17.30	–18.02	–16.89	–16.31
5-year	5.22	3.98	4.46	4.16	4.44	4.44	5.08	5.54
10-year	5.78	5.16	4.99	4.99	4.98	4.98	5.71	6.06

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the portfolio. These returns have not been restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for the periods prior to the inception of Class R shares would have been lower, since the newer class of shares is subject to higher distribution and service (Rule 12b-1) fees.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.31
Class B	2.06
Class C	2.06
Class R	1.56
Class Z	1.06

*  The annual operating expense ratio is as stated in the portfolio's prospectus that is current as of the date of this report and includes the expenses incurred by the underlying funds in which the portfolio invests. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/08 ($)
Class A	9.18
Class B	9.13
Class C	9.24
Class R	9.18
Class Z	9.18

Distributions declared per share

04/01/08 – 09/30/08 ($)
Class A	1.21
Class B	1.17
Class C	1.17
Class R	1.20
Class Z	1.22

7

Understanding Your Expenses – Columbia LifeGoal Balanced Growth Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio's annualized expense ratios used to calculate the expense information below.

04/01/08 – 09/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	905.39	1,022.56	2.39	2.54	0.50
Class B	1,000.00	1,000.00	902.18	1,018.80	5.96	6.33	1.25
Class C	1,000.00	1,000.00	901.58	1,018.80	5.96	6.33	1.25
Class R	1,000.00	1,000.00	904.19	1,021.31	3.58	3.80	0.75
Class Z	1,000.00	1,000.00	906.70	1,023.82	1.19	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*Columbia LifeGoal Balanced Growth Portfolio's expense ratios do not include fees and expenses incurred by the underlying funds.

8

Portfolio Profile – Columbia LifeGoal Income and Growth Portfolio

Summary

■   For the six-month period that ended September 30, 2008, the portfolio's Class A shares returned negative 6.04% without sales charge. The portfolio's equity benchmark, the S&P 500 Index, returned negative 10.87%. The portfolio's fixed income benchmark, the Lehman Brothers U.S. Aggregate Bond Index, returned negative 1.50%.1 The portfolio held up better than the average fund in its peer group, the Lipper Mixed-Asset Target Allocation Conservative Funds Classification, which returned negative 6.77% for the same period.2

■   In a period that was difficult for all segments of the stock markets and most segments of the bond market, many of the portfolio's underlying funds held up much better than their benchmarks, including Columbia International Value Fund, Columbia Mid Cap Growth Fund, Columbia Large Cap Core Fund, Columbia Large Cap Value Fund and Columbia Acorn International. Within the portfolio's fixed income holdings, Columbia High Income Fund and Columbia Convertible Securities Fund held their losses in check and did better than their benchmarks.

■   A decision to overweight growth stocks relative to value detracted from performance, and a slight overweight in large-cap stocks hampered the portfolio's return as small-cap stocks outperformed large-cap stocks. Columbia Small Cap Value Fund II, Columbia Acorn USA, Columbia Marsico Focused Equities Fund and Columbia Mid Cap Value Fund all returned less than their respective benchmarks. On the fixed income side of the portfolio, Columbia Total Return Bond Fund and Columbia Short Term Bond Fund lagged their respective benchmarks.

■   During the period, we reduced the portfolio's equity allocation, its large cap holdings and its overweight in growth stocks. We moved the portfolio's international equity holdings to a neutral position relative to its target allocations. These moves reflect continued uncertainty about the U.S. and global economies. The economic landscape weakened considerably near the end of the period as a credit crisis and rising unemployment weighed on consumer demand. However, the Federal Reserve and the U.S. Treasury have taken steps to restore confidence in the capital markets and we believe that they will continue to pursue options to prevent a protracted economic downturn. In this environment, we believe that investors who remain focused on their goals have the potential to benefit from the broad diversification offered by Columbia LifeGoal Income and Growth Portfolio, even though diversification does not ensure a profit or guarantee against a loss.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–6.04%

Class A shares (without sales charge)

–10.87%

S&P 500 Index

–1.50%

Lehman Brothers U.S. Aggregate Bond Index

9

Portfolio Profile (continued) – Columbia LifeGoal Income and Growth Portfolio

Portfolio Management

Vikram Kuriyan has managed the portfolio since August 2004 and has been with the advisor or its predecessors or affiliate organizations since 2000.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

Columbia LifeGoal Portfolios reserve the right to add or remove underlying funds at any time.

The portfolio is a "fund of funds."

A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards and other risks associated with future political and economic developments.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investments in high-yield bonds (sometimes referred to as "junk" bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

10

Performance Information – Columbia LifeGoal Income and Growth Portfolio

Performance of a $10,000 investment 10/01/98 – 09/30/08 ($)

Sales charge	without	with
Class A	15,664	14,761
Class B	14,547	14,547
Class C	14,497	14,497
Class R	15,556	n/a
Class Z	15,965	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia LifeGoal Income and Growth Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		R	Z
Inception	10/15/96		08/07/97		10/15/96		01/23/06	10/15/96
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–6.04	–11.40	–6.33	–10.77	–6.37	–7.26	–6.16	–5.88
1-year	–9.58	–14.78	–10.22	–14.37	–10.28	–11.11	–9.82	–9.52
5-year	4.14	2.91	3.36	3.05	3.34	3.34	3.99	4.36
10-year	4.59	3.97	3.82	3.82	3.78	3.78	4.52	4.79

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the portfolio. These returns have not been restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for the periods prior to the inception of Class R shares would have been lower, since the newer class of shares is subject to higher distribution and service (Rule 12b-1) fees.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.19
Class B	1.94
Class C	1.94
Class R	1.44
Class Z	0.94

*  The annual operating expense ratio is as stated in the portfolio's prospectus that is current as of the date of this report and includes the expenses incurred by the underlying funds in which the portfolio invests. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/08 ($)
Class A	9.24
Class B	9.21
Class C	9.15
Class R	9.24
Class Z	9.15

Distributions declared per share

04/01/08 – 09/30/08 ($)
Class A	0.56
Class B	0.52
Class C	0.52
Class R	0.55
Class Z	0.57

11

Understanding Your Expenses – Columbia LifeGoal Income and Growth Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio's annualized expense ratios used to calculate the expense information below.

04/01/08 – 09/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	939.58	1,022.56	2.43	2.54	0.50
Class B	1,000.00	1,000.00	936.68	1,018.80	6.07	6.33	1.25
Class C	1,000.00	1,000.00	936.28	1,018.80	6.07	6.33	1.25
Class R	1,000.00	1,000.00	938.38	1,021.31	3.64	3.80	0.75
Class Z	1,000.00	1,000.00	941.19	1,023.82	1.22	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*Columbia LifeGoal Income and Growth Portfolio's expense ratios do not include fees and expenses incurred by the underlying funds.

12

Portfolio Profile – Columbia LifeGoal Income Portfolio

Summary

■   For the six-month period that ended September 30, 2008, the portfolio's Class A shares returned negative 3.65% without sales charge. The portfolio underperformed its benchmark, the Lehman Brothers U.S. Aggregate 1-3 Years Index, which returned negative 0.12%. The portfolio's return was also lower than the negative 1.53% return for the Blended 80% Lehman Brothers U.S. Aggregate 1-3 Years Index/20% Lehman Brothers U.S. High Yield Index, a customized benchmark created by Columbia Management Advisors.1 However, the portfolio held up much better than the average fund in its peer group. The Lipper Mixed-Asset Target Allocation Conservative Funds Classification returned negative 6.77% for the same period2, a loss that was nearly twice that experienced by the portfolio.

■   In a period that was difficult for most segments of the bond market, some of the portfolio's underlying funds did far better than their benchmarks, including Columbia High Income Fund and Columbia Convertible Securities Fund, which held their losses in check and did better than their benchmarks. Columbia Total Return Bond Fund and Columbia Short Term Bond Fund lagged their respective benchmarks.

■   During the period, we reduced the portfolio's exposure to short-term securities and brought the portfolio's duration in line with its benchmarks. Duration is a measure of interest rate sensitivity. These moves reflect continued uncertainty about the U.S. and global economies, which could lead to lower interest rates. The economic landscape weakened considerably near the end of the period as a credit crisis and rising unemployment weighed on consumer demand. However, the Federal Reserve and the U.S. Treasury have taken steps to restore confidence in the capital markets and we believe that they will continue to pursue options to prevent a protracted economic downturn.

1The Lehman Brothers U.S. Aggregate 1-3 Years Index is an index of publicly-issued investment-grade corporate, US Treasury and government agency securities with remaining maturities of one to three years. This blend is 80% Lehman Brothers U.S. Aggregate 1-3 Years Index and 20% Lehman Brothers U.S. High Yield Index. Lehman Brothers U.S. High Yield Index is an index of fixed-rate, non-investment-grade bonds with at least one year remaining to maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–3.65%

Class A shares (without sales charge)

–0.12%

Lehman Brothers U.S. Aggregate 1-3 Years Index

–1.53%

Blended 80% Lehman Brothers U.S. Aggregate 1-3 Years Index / 20% Lehman Brothers U.S. High Yield Index

13

Portfolio Profile (continued) – Columbia LifeGoal Income Portfolio

Portfolio Management

Vikram Kuriyan has managed the portfolio since August 2004 and has been with the advisor or its predecessors or affiliate organizations since 2000.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

Columbia LifeGoal Portfolios reserve the right to add or remove underlying funds at any time.

The portfolio is a "fund of funds."

A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards and other risks associated with future political and economic developments.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investments in high-yield bonds (sometimes referred to as "junk" bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

14

Performance Information – Columbia LifeGoal Income Portfolio

Performance of a $10,000 investment 09/04/03 – 09/30/08 ($)

Sales charge	without	with
Class A	11,489	11,111
Class B	11,057	11,057
Class C	11,047	11,047
Class Z	11,632	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia LifeGoal Income Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Inception	09/04/03		09/04/03		09/05/03		09/04/03
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–3.65	–6.78	–4.02	–6.84	–4.02	–4.96	–3.53
1-year	–4.75	–7.83	–5.38	–8.11	–5.38	–6.29	–4.42
5-year	2.61	1.93	1.85	1.85	1.85	1.85	2.86
Life	2.77	2.10	2.00	2.00	1.98	1.98	3.02

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.68
Class B	2.43
Class C	2.43
Class Z	1.43

Annual operating expense ratio
after contractual waivers (%)*

Class A	1.21
Class B	1.96
Class C	1.96
Class Z	0.96

*  The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio's prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/08 ($)
Class A	9.24
Class B	9.23
Class C	9.22
Class Z	9.24

Distributions declared per share

04/01/08 – 09/30/08 ($)
Class A	0.24
Class B	0.20
Class C	0.20
Class Z	0.25

15

Understanding Your Expenses – Columbia LifeGoal Income Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio's annualized expense ratios used to calculate the expense information below.

04/01/08 – 09/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	963.50	1,021.71	3.30	3.40	0.67
Class B	1,000.00	1,000.00	959.79	1,017.95	6.98	7.18	1.42
Class C	1,000.00	1,000.00	959.79	1,017.95	6.98	7.18	1.42
Class Z	1,000.00	1,000.00	964.70	1,022.96	2.07	2.13	0.42

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*Columbia LifeGoal Income Portfolio's expense ratios do not include fees and expenses incurred by the underlying funds.

16

Investment Portfolio – Columbia LifeGoal Growth Portfolio

September 30, 2008 (Unaudited)

Investment Companies (a) – 100.2%
	Shares	Value ($)
Columbia Acorn International, Class Z	529,850	15,757,743
Columbia Acorn USA, Class Z	525,848	11,963,041
Columbia Convertible Securities Fund, Class Z	805,593	9,868,514
Columbia International Value Fund, Class Z	2,162,970	32,595,954
Columbia Large Cap Core Fund, Class Z	5,951,930	71,423,163
Columbia Large Cap Value Fund, Class Z	6,498,412	70,832,695
Columbia Marsico Focused Equities Fund, Class Z	3,646,262	69,898,839
Columbia Marsico International Opportunities Fund, Class Z	1,465,861	16,139,128
Columbia Mid Cap Growth Fund, Class Z	2,290,105	46,489,141
Columbia Mid Cap Value Fund, Class Z	3,973,398	46,886,096
Columbia Small Cap Growth Fund II, Class Z	1,109,319	11,725,499
Columbia Small Cap Value Fund II, Class Z	2,108,539	24,880,765
Total Investment Companies (Cost of $520,083,289)		428,460,578
Total Investments – 100.2% (Cost of $520,083,289) (b)		428,460,578
Other Assets & Liabilities, Net – (0.2)%		(742,778)
Net Assets – 100.0%		427,717,800

Notes to Investment Portfolio:

(a)  Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)  Cost for federal income tax purposes is $520,083,289.

See Accompanying Notes to Financial Statements.

17

Investment Portfolio – Columbia LifeGoal Balanced Growth Portfolio

September 30, 2008 (Unaudited)

Investment Companies (a) – 100.3%
	Shares	Value ($)
Columbia Acorn International, Class Z	984,514	29,279,440
Columbia Acorn USA, Class Z	475,456	10,816,621
Columbia Cash Reserves, Capital Class Shares	1,001	1,001
Columbia Convertible Securities Fund, Class Z	1,048,836	12,848,238
Columbia High Income Fund, Class Z	5,572,210	41,067,186
Columbia International Value Fund, Class Z	2,038,483	30,719,933
Columbia Large Cap Core Fund, Class Z	5,044,872	60,538,460
Columbia Large Cap Value Fund, Class Z	5,342,591	58,234,247
Columbia Marsico Focused Equities Fund, Class Z	3,198,063	61,306,875
Columbia Marsico International Opportunities Fund, Class Z	2,664,740	29,338,784
Columbia Mid Cap Growth Fund, Class Z	1,420,192	28,829,890
Columbia Mid Cap Value Fund, Class Z	2,277,120	26,870,015
Columbia Small Cap Growth Fund II, Class Z	1,000,818	10,578,645
Columbia Small Cap Value Fund II, Class Z	1,896,500	22,378,702
Columbia Total Return Bond Fund, Class Z	22,619,376	200,407,670
Total Investment Companies (Cost of $717,908,724)		623,215,707
Total Investments – 100.3% (Cost of $717,908,724) (b)		623,215,707
Other Assets & Liabilities, Net – (0.3)%		(1,640,343)
Net Assets – 100.0%		621,575,364

Notes to Investment Portfolio:

(a)  Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)  Cost for federal income tax purposes is $717,908,724.

See Accompanying Notes to Financial Statements.

18

Investment Portfolio – Columbia LifeGoal Income and Growth Portfolio

September 30, 2008 (Unaudited)

Investment Companies (a) – 100.2%
	Shares	Value ($)
Columbia Acorn International, Class Z	94,686	2,815,949
Columbia Acorn USA, Class Z	39,668	902,449
Columbia Cash Reserves, Capital Class Shares	5,635,468	5,635,468
Columbia Convertible Securities Fund, Class Z	504,599	6,181,336
Columbia Disciplined Value Fund, Class Z	63,424	684,975
Columbia High Income Fund, Class Z	2,142,242	15,788,322
Columbia International Value Fund, Class Z	291,173	4,387,983
Columbia Large Cap Core Fund, Class Z	652,956	7,835,475
Columbia Large Cap Growth Fund, Class Z	39,948	799,755
Columbia Large Cap Value Fund, Class Z	669,828	7,301,120
Columbia Marsico Focused Equities Fund, Class Z	437,497	8,386,820
Columbia Marsico International Opportunities Fund, Class Z	254,517	2,802,230
Columbia Mid Cap Growth Fund, Class Z	164,933	3,348,131
Columbia Mid Cap Value Fund, Class Z	224,817	2,652,842
Columbia Select Large Cap Growth Fund, Class Z	83,397	795,611
Columbia Short Term Bond Fund, Class Z	4,139,720	39,575,725
Columbia Small Cap Growth Fund I, Class Z	5,215	127,604
Columbia Small Cap Growth Fund II, Class Z	83,348	880,986
Columbia Small Cap Value Fund II, Class Z	172,140	2,031,256
Columbia Total Return Bond Fund, Class Z	4,730,100	41,908,689
Columbia Value and Restructuring Fund, Class Z	16,050	685,009
Total Investment Companies (Cost of $173,307,688)		155,527,735
Total Investments – 100.2% (Cost of $173,307,688) (b)		155,527,735
Other Assets & Liabilities, Net – (0.2)%		(305,019)
Net Assets – 100.0%		155,222,716

Notes to Investment Portfolio:

(a)  Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)  Cost for federal income tax purposes is $173,307,688.

See Accompanying Notes to Financial Statements.

19

Investment Portfolio – Columbia LifeGoal Income Portfolio

September 30, 2008 (Unaudited)

Investment Companies (a) – 102.2%
	Shares	Value ($)
Columbia Cash Reserves, Capital Class Shares	1,864,752	1,864,752
Columbia Convertible Securities Fund, Class Z	121,979	1,494,246
Columbia High Income Fund, Class Z	636,397	4,690,245
Columbia Large Cap Value Fund, Class Z	122,523	1,335,504
Columbia Mid Cap Value Fund, Class Z	32,008	377,699
Columbia Short Term Bond Fund, Class Z	1,089,566	10,416,249
Columbia Small Cap Value Fund II, Class Z	16,951	200,020
Columbia Total Return Bond Fund, Class Z	784,514	6,950,792
Mortgage- and Asset-Backed Portfolio	374,272	3,331,025
Total Investment Companies (Cost of $33,273,265)		30,660,532
Total Investments – 102.2% (Cost of $33,273,265) (b)		30,660,532
Other Assets & Liabilities, Net – (2.2)%		(652,521)
Net Assets – 100.0%		30,008,011

Notes to Investment Portfolio:

(a)  Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)  Cost for federal income tax purposes is $33,273,265.

See Accompanying Notes to Financial Statements.

20

Statements of Assets and Liabilities – Columbia LifeGoal Portfolios

September 30, 2008 (Unaudited)

	($)	($)	($)	($)
	Columbia LifeGoal Growth Portfolio	Columbia LifeGoal Balanced Growth Portfolio	Columbia LifeGoal Income and Growth Portfolio	Columbia LifeGoal Income Portfolio
Assets
Affiliated investments, at identified cost	520,083,289	717,908,724	173,307,688	33,273,265
Affiliated investments, at value	428,460,578	623,215,707	155,527,735	30,660,532
Cash	—	24,803	1,574	—
Receivable for:
Investments sold	923,882	1,316,812	—	9,047
Portfolio shares sold	329,392	348,307	4,217,430	35,921
Expense reimbursement due from investment advisor	—	—	—	29,051
Other assets	—	—	—	32
Total Assets	429,713,852	624,905,629	159,746,739	30,734,583
Liabilities
Payable to custodian bank	—	—	—	36
Payable for:
Investments purchased	—	—	3,886,473	—
Portfolio shares repurchased	1,681,926	2,855,586	523,451	580,594
Investment advisory fee	93,948	134,776	32,289	972
Administration fee	—	—	—	47
Transfer agent fee	—	—	—	3,192
Pricing and bookkeeping fees	—	—	—	2,167
Trustees' fees	—	—	—	50,914
Custody fee	—	—	—	417
Legal fee	—	—	—	44,714
Distribution and service fees	220,178	339,903	81,675	13,848
Chief compliance officer expenses	—	—	—	132
Interest payable	—	—	135	—
Other liabilities	—	—	—	29,539
Total Liabilities	1,996,052	3,330,265	4,524,023	726,572
Net Assets	427,717,800	621,575,364	155,222,716	30,008,011
Net Assets Consist of
Paid-in capital	511,983,304	708,085,508	172,900,108	33,508,556
Undistributed (Overdistributed) net investment income	(405,221)	(10,291)	5,171	907
Accumulated net realized gain (loss)	7,762,428	8,193,164	97,390	(888,719)
Net unrealized depreciation on investments	(91,622,711)	(94,693,017)	(17,779,953)	(2,612,733)
Net Assets	427,717,800	621,575,364	155,222,716	30,008,011

See Accompanying Notes to Financial Statements.

21

Statements of Assets and Liabilities (continued) – Columbia LifeGoal Portfolios

September 30, 2008 (Unaudited)

	Columbia LifeGoal Growth Portfolio		Columbia LifeGoal Balanced Growth Portfolio		Columbia LifeGoal Income and Growth Portfolio		Columbia LifeGoal Income Portfolio
Class A Shares
Net assets	$178,501,090		$236,295,899		$50,621,943		$11,556,177
Shares outstanding	18,733,325		25,736,213		5,480,886		1,250,499
Net asset value and redemption price per share (a)	$9.53		$9.18		$9.24		$9.24
Maximum sales charge	5.75%		5.75%		5.75%		3.25%
Maximum offering price per share	$10.11	(b)	$9.74	(b)	$9.80	(b)	$9.55	(c)
Class B Shares
Net assets	$122,074,325		$234,418,267		$57,063,556		$8,079,452
Shares outstanding	13,853,048		25,677,439		6,198,201		875,318
Net asset value and offering price per share (a)	$8.81		$9.13		$9.21		$9.23
Class C Shares
Net assets	$83,425,263		$94,433,820		$24,160,790		$4,890,090
Shares outstanding	9,545,613		10,218,749		2,640,202		530,536
Net asset value and offering price per share (a)	$8.74		$9.24		$9.15		$9.22
Class R Shares
Net assets $1,031,941	$1,929,327		$412,938				—
Shares outstanding	108,864		210,109		44,688		—
Net asset value, redemption and offering price per share (a) $9.48	$9.18		$9.24				—
Class Z Shares
Net assets	$42,685,181		$54,498,051		$22,963,489		$5,482,292
Shares outstanding	4,422,054		5,939,282		2,509,890		593,328
Net asset value, redemption and offering price per share (a)	$9.65		$9.18		$9.15		$9.24

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  On sales of $100,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

22

Statements of Operations – Columbia LifeGoal Portfolios

For the Six Months Ended September 30, 2008 (Unaudited)

	($)	($)	($)	($)
	Columbia LifeGoal Growth Portfolio	Columbia LifeGoal Balanced Growth Portfolio	Columbia LifeGoal Income and Growth Portfolio	Columbia LifeGoal Income Portfolio
Investment Income
Dividends from affiliates	1,823,171	8,388,344	2,952,192	770,379
Expenses
Investment advisory fee	635,894	883,077	204,667	8,919
Administration fee	—	—	—	22,371
Distribution fee:
Class B Shares	549,722	1,024,034	240,076	32,002
Class C Shares	369,655	413,836	99,337	18,590
Class R Shares	3,005	3,301	1,152	—
Service fee:
Class A Shares	264,253	341,868	69,265	16,612
Class B Shares	183,183	341,389	79,976	10,667
Class C Shares	123,549	137,937	33,242	6,197
Transfer agent fee	—	—	—	12,512
Pricing and bookkeeping fees	—	—	—	13,000
Trustees' fees	—	—	—	11,353
Custody fee	—	—	—	2,500
Registration fees	—	—	—	39,785
Audit fee	—	—	—	14,698
Legal fees	—	—	—	33,429
Chief compliance officer expenses	—	—	—	306
Other expenses	—	—	—	8,887
Expenses before interest expense	2,129,261	3,145,442	727,715	251,828
Interest expense	—	—	135	—
Total Expenses	2,129,261	3,145,442	727,850	251,828
Fees waived or expenses reimbursed by investment advisor	—	—	—	(98,606)
Expense reductions	(2,686)	(1,667)	(180)	—
Net Expenses	2,126,575	3,143,775	727,670	153,222
Net Investment Income (Loss)	(303,404)	5,244,569	2,224,522	617,157
Net Realized and Unrealized Gain (Loss) on Investments and Capital Gains Distributions Received:
Net realized gain (loss) on:
Capital gains distribution received	5,449,581	5,680,255	863,862	63,309
Affiliated investments	5,126,756	6,252,336	452,598	(343,220)
Net realized gain (loss)	10,576,337	11,932,591	1,316,460	(279,911)
Net change in unrealized appreciation (depreciation) on
investments	(67,747,024)	(84,156,550)	(13,685,794)	(1,544,236)
Net Loss	(57,170,687)	(72,223,959)	(12,369,334)	(1,824,147)
Net Decrease Resulting from Operations	(57,474,091)	(66,979,390)	(10,144,812)	(1,206,990)

See Accompanying Notes to Financial Statements.

23

Statements of Changes in Net Assets – Columbia LifeGoal Portfolios

Increase (Decrease) in Net Assets	Columbia LifeGoal Growth Portfolio		Columbia LifeGoal Balanced Growth Portfolio
	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)
Operations
Net investment income (loss)	(303,404)	12,617,540	5,244,569	27,575,765
Net realized gain (loss) on investments and capital gains distributions received	10,576,337	117,206,356	11,932,591	88,457,897
Net change in appreciation (depreciation) on investments	(67,747,024)	(141,048,927)	(84,156,550)	(118,182,854)
Net increase (decrease) resulting from operations	(57,474,091)	(11,225,031)	(66,979,390)	(2,149,192)
Distributions to Shareholders
From net investment income:
Class A Shares	(53,008)	(3,930,744)	(2,619,524)	(8,476,385)
Class B Shares	—	(2,452,167)	(1,606,709)	(7,030,694)
Class C Shares	—	(1,553,081)	(641,241)	(2,662,309)
Class R Shares	—	(20,151)	(14,095)	(41,263)
Class Z Shares	(48,809)	(5,482,438)	(591,585)	(9,408,951)
From net realized gains:
Class A Shares	(38,977,481)	(9,762,150)	(26,825,283)	(10,315,267)
Class B Shares	(28,832,685)	(7,939,782)	(26,840,614)	(11,730,923)
Class C Shares	(19,548,759)	(4,878,627)	(10,700,487)	(4,385,676)
Class R Shares	(223,311)	(54,332)	(122,679)	(58,941)
Class Z Shares	(9,607,461)	(12,444,347)	(4,674,562)	(11,665,615)
Total Distributions to Shareholders	(97,291,514)	(48,517,819)	(74,636,779)	(65,776,024)
Net Capital Share Transactions	65,620,248	(151,343,707)	43,834,340	(218,016,106)
Net Increase (Decrease) in Net Assets	(89,145,357)	(211,086,557)	(97,781,829)	(285,941,322)
Net Assets:
Beginning of period	516,863,157	727,949,714	719,357,193	1,005,298,515
End of period	427,717,800	516,863,157	621,575,364	719,357,193
Undistributed (Overdistributed) net investment income at end of period	(405,221)	—	(10,291)	218,294

Increase (Decrease) in Net Assets	Columbia LifeGoal Income and Growth Portfolio		Columbia LifeGoal Income Portfolio
	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)
Operations
Net investment income (loss)	2,224,522	7,496,943	617,157	1,446,209
Net realized gain (loss) on investments and capital gains distributions received	1,316,460	8,572,912	(279,911)	108,296
Net change in appreciation (depreciation) on investments	(13,685,794)	(13,399,227)	(1,544,236)	(1,428,147)
Net increase (decrease) resulting from operations	(10,144,812)	2,670,628	(1,206,990)	126,358
Distributions to Shareholders
From net investment income:
Class A Shares	(871,767)	(1,969,953)	(271,977)	(657,151)
Class B Shares	(763,710)	(2,106,692)	(142,915)	(345,321)
Class C Shares	(321,572)	(763,722)	(84,102)	(193,190)
Class R Shares	(6,735)	(22,437)	—	—
Class Z Shares	(327,266)	(2,641,469)	(133,686)	(249,642)
From net realized gains:
Class A Shares	(2,124,647)	(1,380,343)	(52,498)	—
Class B Shares	(2,460,778)	(1,879,516)	(32,538)	—
Class C Shares	(1,027,563)	(657,291)	(19,370)	—
Class R Shares	(18,295)	(18,454)	—	—
Class Z Shares	(686,579)	(1,999,626)	(25,329)	—
Total Distributions to Shareholders	(8,608,912)	(13,439,503)	(762,415)	(1,445,304)
Net Capital Share Transactions	12,498,308	(47,713,990)	(1,557,435)	1,558,369
Net Increase (Decrease) in Net Assets	(6,255,416)	(58,482,865)	(3,526,840)	239,423
Net Assets:
Beginning of period	161,478,132	219,960,997	33,534,851	33,295,428
End of period	155,222,716	161,478,132	30,008,011	33,534,851
Undistributed (Overdistributed) net investment income at end of period	5,171	71,699	907	16,430

See Accompanying Notes to Financial Statements.

24

See Accompanying Notes to Financial Statements.

25

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia LifeGoal Growth Portfolio
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A Shares
Subscriptions	1,624,593	19,747,169	4,204,675	62,782,607
Distributions reinvested	3,391,518	36,492,735	844,269	12,704,814
Redemptions	(2,213,126)	(25,747,656)	(3,186,556)	(47,317,753)
Net Increase	2,802,985	30,492,248	1,862,388	28,169,668
Class B Shares
Subscriptions	471,281	5,354,638	1,254,576	17,739,132
Distributions reinvested	2,723,811	27,156,407	688,407	9,794,335
Redemptions	(1,432,407)	(15,674,874)	(2,122,141)	(29,510,394)
Net Increase (Decrease)	1,762,685	16,836,171	(179,158)	(1,976,927)
Class C Shares
Subscriptions	1,123,304	12,270,470	2,261,729	31,897,079
Distributions reinvested	1,530,048	15,132,171	348,359	4,921,679
Redemptions	(1,094,294)	(11,861,652)	(1,596,845)	(22,037,337)
Net Increase	1,559,058	15,540,989	1,013,243	14,781,421
Class R Shares
Subscriptions	14,328	156,547	29,904	450,565
Distributions reinvested	20,851	223,310	4,960	74,482
Redemptions	(17,743)	(197,943)	(23,145)	(342,545)
Net Increase (Decrease)	17,436	181,914	11,719	182,502
Class Z Shares
Subcriptions	436,279	5,221,312	4,672,698	72,128,483
Distributions reinvested	493,483	5,378,967	1,082,371	16,422,213
Redemptions	(636,712)	(8,031,353)	(18,689,832)	(281,051,067)
Net Increase (Decrease)	293,050	2,568,926	(12,934,763)	(192,500,371)

	Columbia LifeGoal Balanced Growth Portfolio
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A Shares
Subscriptions	2,247,269	24,642,943	6,062,333	75,115,347
Distributions reinvested	2,735,820	27,624,958	1,424,931	17,597,842
Redemptions	(3,499,816)	(36,850,951)	(4,768,555)	(58,846,249)
Net Increase	1,483,273	15,416,950	2,718,709	33,866,940
Class B Shares
Subscriptions	857,149	9,214,996	1,923,817	23,625,502
Distributions reinvested	2,672,761	26,881,679	1,441,982	17,746,731
Redemptions	(2,884,162)	(30,426,985)	(4,742,176)	(57,708,853)
Net Increase (Decrease)	645,748	5,669,690	(1,376,377)	(16,336,620)
Class C Shares
Subscriptions	991,286	10,725,256	2,366,640	29,463,064
Distributions reinvested	868,349	8,837,539	428,619	5,331,468
Redemptions	(1,521,468)	(16,180,307)	(2,459,213)	(30,423,627)
Net Increase	338,167	3,382,488	336,046	4,370,905
Class R Shares
Subscriptions	96,007	930,805	6,640	81,392
Distributions reinvested	13,582	136,774	8,107	100,204
Redemptions	(10,127)	(109,095)	(58,970)	(734,077)
Net Increase (Decrease)	99,462	958,484	(44,223)	(552,481)
Class Z Shares
Subcriptions	2,386,508	24,286,069	5,097,201	63,916,826
Distributions reinvested	421,784	4,246,489	1,667,732	20,636,110
Redemptions	(981,742)	(10,125,830)	(26,366,502)	(323,917,786)
Net Increase (Decrease)	1,826,550	18,406,728	(19,601,569)	(239,364,850)

See Accompanying Notes to Financial Statements.

26

See Accompanying Notes to Financial Statements.

27

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia LifeGoal Income and Growth Portfolio
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A Shares
Subscriptions	732,536	7,461,396	1,761,147	19,237,434
Distributions reinvested	278,113	2,725,068	272,723	2,970,907
Redemptions	(759,358)	(7,646,768)	(1,409,889)	(15,440,984)
Net Increase (Decrease)	251,291	2,539,696	623,981	6,767,357
Class B Shares
Subscriptions	342,052	3,442,693	589,007	6,354,897
Distributions reinvested	303,168	2,967,596	334,069	3,633,985
Redemptions	(869,513)	(8,760,063)	(1,327,603)	(14,475,847)
Net Decrease	(224,293)	(2,349,774)	(404,527)	(4,486,965)
Class C Shares
Subscriptions	348,935	3,488,094	908,106	9,852,630
Distributions reinvested	108,325	1,053,268	99,526	1,075,956
Redemptions	(388,978)	(3,851,210)	(662,486)	(7,187,719)
Net Increase	68,282	690,152	345,146	3,740,867
Class R Shares
Subscriptions	5,081	53,288	604	6,705
Distributions reinvested	2,550	25,030	3,740	40,891
Redemptions	(6,332)	(63,292)	(42,159)	(467,416)
Net Increase (Decrease)	1,299	15,026	(37,815)	(419,820)
Class Z Shares
Subcriptions	1,409,883	13,767,815	1,837,024	20,219,650
Distributions reinvested	72,697	705,266	415,342	4,514,091
Redemptions	(292,268)	(2,869,873)	(7,206,686)	(78,049,170)
Net Increase (Decrease)	1,190,312	11,603,208	(4,954,320)	(53,315,429)

	Columbia LifeGoal Income Portfolio
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A Shares
Subscriptions	153,009	1,479,144	421,941	4,259,785
Distributions reinvested	27,617	266,215	52,185	526,837
Redemptions	(348,132)	(3,348,997)	(547,350)	(5,526,935)
Net Increase (Decrease)	(167,506)	(1,603,638)	(73,224)	(740,313)
Class B Shares
Subscriptions	130,387	1,256,201	166,955	1,681,130
Distributions reinvested	15,401	148,257	28,615	288,614
Redemptions	(171,605)	(1,663,431)	(233,916)	(2,361,913)
Net Decrease	(25,817)	(258,973)	(38,346)	(392,169)
Class C Shares
Subscriptions	74,569	721,438	151,927	1,535,187
Distributions reinvested	8,361	80,315	15,069	151,757
Redemptions	(55,297)	(537,428)	(128,415)	(1,292,635)
Net Increase	27,633	264,325	38,581	394,309
Class R Shares
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net Increase (Decrease)	—	—	—	—
Class Z Shares
Subcriptions	117,587	1,154,803	336,403	3,414,611
Distributions reinvested	12,069	116,427	19,000	191,459
Redemptions	(127,698)	(1,230,379)	(129,102)	(1,309,528)
Net Increase (Decrease)	1,958	40,851	226,301	2,296,542

See Accompanying Notes to Financial Statements.

28

See Accompanying Notes to Financial Statements.

29

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2008		2008		2007	2006 (a)	2005	2004
Net Asset Value, Beginning of Period	$13.24		$14.69		$13.92	$12.19	$11.28	$7.82
Income from Investment Operations:
Net investment income (b)(c)	0.01		0.26		0.13	0.05	0.04	0.02
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.27)		(0.80)		1.32	2.34	0.95	3.46
Total from Investment Operations	(1.26)		(0.54)		1.45	2.39	0.99	3.48
Less Distributions to Shareholders:
From net investment income	—	(i)	(0.25)		(0.11)	(0.09)	(0.08)	(0.02)
From net realized gains	(2.45)		(0.66)		(0.57)	(0.57)	—	—
Total Distributions to Shareholders	(2.45)		(0.91)		(0.68)	(0.66)	(0.08)	(0.02)
Net Asset Value, End of Period	$9.53		$13.24		$14.69	$13.92	$12.19	$11.28
Total return (d)	(11.61	)%(e)	(4.31)%		10.74%	20.01%	8.76%	44.51%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.50	%(g)(h)	0.50	%(h)	0.50%	0.50%	0.50%	0.50%
Net investment income (c)	0.22	%(g)(h)	1.75	%(h)	0.91%	0.37%	0.37%	0.20%
Portfolio turnover rate	5	%(e)	21%		8%	30%	13%	6%
Net assets, end of period (000's)	$178,501		$210,861		$206,715	$142,967	$93,070	$64,267

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than $0.01.

See Accompanying Notes to Financial Statements.

30

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2008		2008		2007	2006 (a)	2005	2004
Net Asset Value, Beginning of Period	$12.46		$13.93		$13.28	$11.72	$10.91	$7.61
Income from Investment Operations:
Net investment income (loss) (b)(c)	(0.03)		0.14		0.02	(0.05)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.17)		(0.75)		1.26	2.25	0.91	3.35
Total from Investment Operations	(1.20)		(0.61)		1.28	2.20	0.87	3.30
Less Distributions to Shareholders:
From net investment income	—		(0.20)		(0.06)	(0.07)	(0.06)	— (d)
From net realized gains	(2.45)		(0.66)		(0.57)	(0.57)	—	—
Total Distributions to Shareholders	(2.45)		(0.86)		(0.63)	(0.64)	(0.06)	— (d)
Net Asset Value, End of Period	$8.81		$12.46		$13.93	$13.28	$11.72	$10.91
Total return (e)	(11.92	)%(f)	(5.08)%		9.90%	19.13%	7.95%	43.39%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.25	%(h)(i)	1.25	%(h)	1.25%	1.25%	1.25%	1.25%
Net investment income (loss) (c)	(0.54	)%(h)(i)	0.98	%(h)	0.15%	(0.38)%	(0.38)%	(0.55)%
Portfolio turnover rate	5	%(f)	21%		8%	30%	13%	6%
Net assets, end of period (000's)	$122,074		$150,705		$170,971	$153,920	$119,995	$88,969

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

31

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2008		2008		2007	2006 (a)	2005	2004
Net Asset Value, Beginning of Period	$12.38		$13.85		$13.20	$11.66	$10.85	$7.57
Income from Investment Operations:
Net investment income (loss) (b)(c)	(0.03)		0.14		0.02	(0.05)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.16)		(0.75)		1.26	2.23	0.91	3.32
Total from Investment Operations	(1.19)		(0.61)		1.28	2.18	0.87	3.28
Less Distributions to Shareholders:
From net investment income	—		(0.20)		(0.06)	(0.07)	(0.06)	— (d)
From net realized gains	(2.45)		(0.66)		(0.57)	(0.57)	—	—
Total Distributions to Shareholders	(2.45)		(0.86)		(0.63)	(0.64)	(0.06)	— (d)
Net Asset Value, End of Period	$8.74		$12.38		$13.85	$13.20	$11.66	$10.85
Total return (e)	(11.91	)%(f)	(5.11)%		9.97%	19.06%	8.00%	43.38%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.25	%(h)(i)	1.25	%(h)	1.25%	1.25%	1.25%	1.25%
Net investment income (loss) (c)	(0.53	)%(h)(i)	1.02	%(h)	0.17%	(0.38)%	(0.38)%	(0.55)%
Portfolio turnover rate	5	%(f)	21%		8%	30%	13%	6%
Net assets, end of period (000's)	$83,425		$98,889		$96,558	$66,261	$36,008	$19,340

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

32

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class R Shares	2008		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$13.19		$14.67		$13.92	$13.19
Income from Investment Operations:
Net investment income (loss) (b)(c)	—		0.23		0.20	(0.03)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.26)		(0.81)		1.21	0.76
Total from Investment Operations	(1.26)		(0.58)		1.41	0.73
Less Distributions to Shareholders:
From net investment income	—		(0.24)		(0.09)	—
From net realized gains	(2.45)		(0.66)		(0.57)	—
Total Distributions to Shareholders	(2.45)		(0.90)		(0.66)	—
Net Asset Value, End of Period	$9.48		$13.19		$14.67	$13.92
Total return (d)	(11.68	)%(e)	(4.65)%		10.45%	5.53	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.75	%(g)(h)	0.75	%(g)	0.75%	0.75	%(h)
Net investment income (loss) (c)	(0.03	)%(g)(h)	1.55	%(g)	1.36%	(1.15	)%(h)
Portfolio turnover rate	5	%(e)	21%		8%	30	%(e)
Net assets, end of period (000's)	$1,032		$1,206		$1,169	$10

(a)  The Portfolio's Class R shares commenced operations on January 23, 2006.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

33

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2008		2008		2007	2006 (a)	2005	2004
Net Asset Value, Beginning of Period	$13.37		$14.80		$14.01	$12.24	$11.30	$7.82
Income from Investment Operations:
Net investment income (b)(c)	0.03		0.38		0.16	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.29)		(0.88)		1.34	2.36	0.96	3.46
Total from Investment Operations	(1.26)		(0.50)		1.50	2.44	1.03	3.51
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.27)		(0.14)	(0.10)	(0.09)	(0.03)
From net realized gains	(2.45)		(0.66)		(0.57)	(0.57)	—	—
Total Distributions to Shareholders	(2.46)		(0.93)		(0.71)	(0.67)	(0.09)	(0.03)
Net Asset Value, End of Period	$9.65		$13.37		$14.80	$14.01	$12.24	$11.30
Total return (d)	(11.52	)%(e)	(4.02)%		11.01%	20.33%	9.07%	44.84%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.25	%(g)(h)	0.25	%(g)	0.25%	0.25%	0.25%	0.25%
Net investment income (c)	0.47	%(g)(h)	2.51	%(g)	1.15%	0.62%	0.62%	0.45%
Portfolio turnover rate	5	%(e)	21%		8%	30%	13%	6%
Net assets, end of period (000's)	$42,685		$55,202		$252,536	$188,132	$132,748	$110,400

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

34

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2008		2008		2007	2006 (a)	2005	2004
Net Asset Value, Beginning of Period	$11.36		$12.38		$11.86	$11.50	$11.20	$8.79
Income from Investment Operations:
Net investment income (b)(c)	0.10		0.37		0.30	0.22	0.16	0.15
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.07)		(0.57)		0.84	1.08	0.47	2.44
Total from Investment Operations	(0.97)		(0.20)		1.14	1.30	0.63	2.59
Less Distributions to Shareholders:
From net investment income	(0.10)		(0.36)		(0.30)	(0.27)	(0.22)	(0.17)
From net realized gains	(1.11)		(0.46)		(0.32)	(0.67)	(0.11)	(0.01)
Total Distributions to Shareholders	(1.21)		(0.82)		(0.62)	(0.94)	(0.33)	(0.18)
Net Asset Value, End of Period	$9.18		$11.36		$12.38	$11.86	$11.50	$11.20
Total return (d)	(9.46	)%(e)	(1.99)%		9.95%	11.75%	5.75%	29.60%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.50	%(g)(h)	0.50	%(g)	0.50%	0.50%	0.50%	0.50%
Net investment income (c)	1.87	%(g)(h)	2.98	%(g)	2.50%	1.89%	1.45%	1.38%
Portfolio turnover rate	11	%(e)	18%		18%	46%	17%	24%
Net assets, end of period (000's)	$236,296		$275,576		$266,506	$219,302	$156,938	$111,325

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

35

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2008		2008		2007	2006 (a)	2005	2004
Net Asset Value, Beginning of Period	$11.30		$12.31		$11.81	$11.45	$11.16	$8.77
Income from Investment Operations:
Net investment income (b)(c)	0.06		0.27		0.21	0.13	0.08	0.07
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.06)		(0.55)		0.82	1.08	0.46	2.43
Total from Investment Operations	(1.00)		(0.28)		1.03	1.21	0.54	2.50
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.27)		(0.21)	(0.18)	(0.14)	(0.10)
From net realized gains	(1.11)		(0.46)		(0.32)	(0.67)	(0.11)	(0.01)
Total Distributions to Shareholders	(1.17)		(0.73)		(0.53)	(0.85)	(0.25)	(0.11)
Net Asset Value, End of Period	$9.13		$11.30		$12.31	$11.81	$11.45	$11.16
Total return (d)	(9.78	)%(e)	(2.66)%		9.00%	10.99%	4.94%	28.63%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.25	%(g)(h)	1.25	%(g)	1.25%	1.25%	1.25%	1.25%
Net investment income (c)	1.12	%(g)(h)	2.21	%(g)	1.75%	1.14%	0.70%	0.63%
Portfolio turnover rate	11	%(e)	18%		18%	46%	17%	24%
Net assets, end of period (000's)	$234,418		$282,912		$325,190	$318,564	$271,691	$208,372

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

36

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2008		2008		2007	2006 (a)	2005	2004
Net Asset Value, Beginning of Period	$11.43		$12.44		$11.92	$11.56	$11.26	$8.85
Income from Investment Operations:
Net investment income (b)(c)	0.06		0.28		0.21	0.14	0.08	0.08
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.08)		(0.56)		0.84	1.07	0.47	2.45
Total from Investment Operations	(1.02)		(0.28)		1.05	1.21	0.55	2.53
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.27)		(0.21)	(0.18)	(0.14)	(0.11)
From net realized gains	(1.11)		(0.46)		(0.32)	(0.67)	(0.11)	(0.01)
Total Distributions to Shareholders	(1.17)		(0.73)		(0.53)	(0.85)	(0.25)	(0.12)
Net Asset Value, End of Period	$9.24		$11.43		$12.44	$11.92	$11.56	$11.26
Total return (d)	(9.84	)%(e)	(2.63)%		9.09%	10.88%	4.99%	28.67%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.25	%(g)(h)	1.25	%(g)	1.25%	1.25%	1.25%	1.25%
Net investment income (c)	1.12	%(g)(h)	2.23	%(g)	1.75%	1.14%	0.70%	0.63%
Portfolio turnover rate	11	%(e)	18%		18%	46%	17%	24%
Net assets, end of period (000's)	$94,434		$112,902		$118,747	$98,160	$62,615	$39,204

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

37

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class R Shares	2008		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$11.36		$12.37		$11.86	$11.59
Income from Investment Operations:
Net investment income (b)(c)	0.09		0.32		0.33	0.03
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.07)		(0.54)		0.77	0.28
Total from Investment Operations	(0.98)		(0.22)		1.10	0.31
Less Distributions to Shareholders:
From net investment income	(0.09)		(0.33)		(0.27)	(0.04)
From net realized gains	(1.11)		(0.46)		(0.32)	—
Total Distributions to Shareholders	(1.20)		(0.79)		(0.59)	(0.04)
Net Asset Value, End of Period	$9.18		$11.36		$12.37	$11.86
Total return (d)	(9.58	)%(e)	(2.15)%		9.59%	2.68	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.75	%(g)(h)	0.75	%(g)	0.75%	0.75	%(h)
Net investment income (c)	1.74	%(g)(h)	2.62	%(g)	2.67%	1.13	%(h)
Portfolio turnover rate	11	%(e)	18%		18%	46	%(e)
Net assets, end of period (000's)	$1,929		$1,257		$1,916	$10

(a)  The Portfolio's Class R shares commenced operations on January 23, 2006.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

38

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2008		2008		2007	2006 (a)	2005	2004
Net Asset Value, Beginning of Period	$11.36		$12.35		$11.84	$11.48	$11.18	$8.77
Income from Investment Operations:
Net investment income (b)(c)	0.12		0.45		0.33	0.25	0.19	0.17
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.08)		(0.58)		0.83	1.08	0.47	2.44
Total from Investment Operations	(0.96)		(0.13)		1.16	1.33	0.66	2.61
Less Distributions to Shareholders:
From net investment income	(0.11)		(0.40)		(0.33)	(0.30)	(0.25)	(0.19)
From net realized gains	(1.11)		(0.46)		(0.32)	(0.67)	(0.11)	(0.01)
Total Distributions to Shareholders	(1.22)		(0.86)		(0.65)	(0.97)	(0.36)	(0.20)
Net Asset Value, End of Period	$9.18		$11.36		$12.35	$11.84	$11.48	$11.18
Total return (d)	(9.33	)%(e)	(1.49)%		10.15%	12.05%	6.02%	29.95%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.25	%(g)(h)	0.25	%(g)	0.25%	0.25%	0.25%	0.25%
Net investment income (c)	2.18	%(g)(h)	3.61	%(g)	2.75%	2.14%	1.70%	1.63%
Portfolio turnover rate	11	%(e)	18%		18%	46%	17%	24%
Net assets, end of period (000's)	$54,498		$46,711		$292,939	$251,980	$220,296	$216,997

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

39

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2008		2008		2007	2006 (a)	2005	2004
Net Asset Value, Beginning of Period	$10.40		$11.04		$10.80	$11.04	$11.11	$9.67
Income from Investment Operations:
Net investment income (b)(c)	0.16		0.41		0.36	0.28	0.23	0.22
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.76)		(0.35)		0.48	0.54	0.10	1.50
Total from Investment Operations	(0.60)		0.06		0.84	0.82	0.33	1.72
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.41)		(0.36)	(0.32)	(0.28)	(0.22)
From net realized gains	(0.40)		(0.29)		(0.24)	(0.74)	(0.12)	(0.06)
Total Distributions to Shareholders	(0.56)		(0.70)		(0.60)	(1.06)	(0.40)	(0.28)
Net Asset Value, End of Period	$9.24		$10.40		$11.04	$10.80	$11.04	$11.11
Total return (d)	(6.04	)%(e)	0.34%		8.07%	7.91%	3.05%	17.93%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.50	%(g)(h)	0.50	%(g)	0.50%	0.50%	0.50%	0.50%
Interest expense	—	%(h)(i)	—		—	—	—	—
Net expenses (f)	0.50	%(g)(h)	0.50	%(g)	0.50%	0.50%	0.50%	0.50%
Net investment income (c)	3.11	%(g)(h)	3.75	%(g)	3.37%	2.61%	2.03%	1.95%
Portfolio turnover rate	15	%(e)	20%		25%	30%	34%	14%
Net assets, end of period (000's)	$50,622		$54,370		$50,829	$48,112	$42,816	$33,141

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

40

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2008		2008		2007	2006 (a)	2005	2004
Net Asset Value, Beginning of Period	$10.36		$11.00		$10.77	$11.01	$11.08	$9.66
Income from Investment Operations:
Net investment income (b)(c)	0.12		0.33		0.28	0.20	0.14	0.13
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.75)		(0.36)		0.47	0.54	0.11	1.50
Total from Investment Operations	(0.63)		(0.03)		0.75	0.74	0.25	1.63
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.32)		(0.28)	(0.24)	(0.20)	(0.15)
From net realized gains	(0.40)		(0.29)		(0.24)	(0.74)	(0.12)	(0.06)
Total Distributions to Shareholders	(0.52)		(0.61)		(0.52)	(0.98)	(0.32)	(0.21)
Net Asset Value, End of Period	$9.21		$10.36		$11.00	$10.77	$11.01	$11.08
Total return (d)	(6.33	)%(e)	(0.41)%		7.20%	7.12%	2.30%	16.94%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.25	%(g)(h)	1.25	%(g)	1.25%	1.25%	1.25%	1.25%
Interest expense	—	%(h)(i)	—		—	—	—	—
Net expenses (f)	1.25	%(g)(h)	1.25	%(g)	1.25%	1.25%	1.25%	1.25%
Net investment income (c)	2.35	%(g)(h)	2.99	%(g)	2.60%	1.86%	1.28%	1.20%
Portfolio turnover rate	15	%(e)	20%		25%	30%	34%	14%
Net assets, end of period (000's)	$57,064		$66,558		$75,119	$82,098	$85,762	$80,486

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

41

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2008		2008		2007	2006 (a)	2005	2004
Net Asset Value, Beginning of Period	$10.30		$10.94		$10.71	$10.96	$11.03	$9.62
Income from Investment Operations:
Net investment income (b)(c)	0.12		0.33		0.28	0.20	0.14	0.13
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.75)		(0.36)		0.47	0.53	0.11	1.49
Total from Investment Operations	(0.63)		(0.03)		0.75	0.73	0.25	1.62
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.32)		(0.28)	(0.24)	(0.20)	(0.15)
From net realized gains	(0.40)		(0.29)		(0.24)	(0.74)	(0.12)	(0.06)
Total Distributions to Shareholders	(0.52)		(0.61)		(0.52)	(0.98)	(0.32)	(0.21)
Net Asset Value, End of Period	$9.15		$10.30		$10.94	$10.71	$10.96	$11.03
Total return (d)	(6.37	)%(e)	(0.41)%		7.24%	7.06%	2.32%	16.95%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.25	%(g)(h)	1.25	%(g)	1.25%	1.25%	1.25%	1.25%
Interest expense	—	%(h)(i)	—		—	—	—	—
Net expenses (f)	1.25	%(g)(h)	1.25	%(g)	1.25%	1.25%	1.25%	1.25%
Net investment income (c)	2.35	%(g)(h)	3.01	%(g)	2.62%	1.86%	1.28%	1.20%
Portfolio turnover rate	15	%(e)	20%		25%	30%	34%	14%
Net assets, end of period (000's)	$24,161		$26,501		$24,367	$21,104	$17,708	$17,469

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

42

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class R Shares	2008		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.40		$11.04		$10.80	$10.69
Income from Investment Operations:
Net investment income (b)(c)	0.15		0.37		0.38	0.05
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.76)		(0.34)		0.44	0.12
Total from Investment Operations	(0.61)		0.03		0.82	0.17
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.38)		(0.34)	(0.06)
From net realized gains	(0.40)		(0.29)		(0.24)	—
Total Distributions to Shareholders	(0.55)		(0.67)		(0.58)	(0.06)
Net Asset Value, End of Period	$9.24		$10.40		$11.04	$10.80
Total return (d)	(6.16	)%(e)	0.09%		7.80%	1.62	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.75	%(g)(h)	0.75	%(g)	0.75%	0.75	%(h)
Interest expense	—	%(h)(i)	—		—	—
Net expenses (f)	0.75	%(g)(h)	0.75	%(g)	0.75%	0.75	%(h)
Net investment income (c)	2.86	%(g)(h)	3.39	%(g)	3.46%	2.61	%(h)
Portfolio turnover rate	15	%(e)	20%		25%	30	%(e)
Net assets, end of period (000's)	$413		$451		$896	$10

(a)  The Portfolio's Class R shares commenced operations on January 23, 2006.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

43

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2008		2008		2007	2006 (a)	2005	2004
Net Asset Value, Beginning of Period	$10.30		$10.96		$10.73	$10.97	$11.04	$9.62
Income from Investment Operations:
Net investment income (b)(c)	0.17		0.47		0.39	0.31	0.25	0.23
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.75)		(0.41)		0.47	0.54	0.11	1.49
Total from Investment Operations	(0.58)		0.06		0.86	0.85	0.36	1.72
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.43)		(0.39)	(0.35)	(0.31)	(0.24)
From net realized gains	(0.40)		(0.29)		(0.24)	(0.74)	(0.12)	(0.06)
Total Distributions to Shareholders	(0.57)		(0.72)		(0.63)	(1.09)	(0.43)	(0.30)
Net Asset Value, End of Period	$9.15		$10.30		$10.96	$10.73	$10.97	$11.04
Total return (d)	(5.88	)%(e)	0.40%		8.30%	8.22%	3.32%	18.08%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.25	%(g)(h)	0.25	%(g)	0.25%	0.25%	0.25%	0.25%
Interest expense	—	%(h)(i)	—		—	—	—	—
Net expenses (f)	0.25	%(g)(h)	0.25	%(g)	0.25%	0.25%	0.25%	0.25%
Net investment income (c)	3.40	%(g)(h)	4.25	%(g)	3.63%	2.86%	2.28%	2.20%
Portfolio turnover rate	15	%(e)	20%		25%	30%	34%	14%
Net assets, end of period (000's)	$22,963		$13,598		$68,749	$66,806	$56,897	$59,040

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

44

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,					Period Ended March 31,
Class A Shares	2008		2008		2007	2006 (a)	2005	2004 (b)
Net Asset Value, Beginning of Period	$9.83		$10.22		$9.99	$10.07	$10.31	$10.00
Income from Investment Operations:
Net investment income (c)(d)	0.20		0.45		0.43	0.38	0.31	0.21
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.55)		(0.39)		0.24	(0.06)	(0.09)	0.30
Total from Investment Operations	(0.35)		0.06		0.67	0.32	0.22	0.51
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.45)		(0.44)	(0.38)	(0.42)	(0.20)
From net realized gains	(0.04)		—		—	(0.02)	(0.04)	—
Total Distributions to Shareholders	(0.24)		(0.45)		(0.44)	(0.40)	(0.46)	(0.20)
Net Asset Value, End of Period	$9.24		$9.83		$10.22	$9.99	$10.07	$10.31
Total return (e)(f)	(3.65	)%(g)	0.60%		6.91%	3.22%	2.12%	5.18	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.67	%(j)	0.67	%(i)	0.67%	0.67%	0.67%	0.67	%(j)
Waiver/Reimbursement	0.60	%(j)	0.47%		0.54%	0.37%	0.45%	0.50	%(j)
Net investment income (d)	4.01	%(j)	4.50	%(i)	4.31%	3.60%	3.01%	3.14	%(j)
Portfolio turnover rate	13	%(g)	24%		42%	19%	48%	5	%(g)
Net assets, end of period (000's)	$11,556		$13,941		$15,240	$15,687	$25,211	$35,964

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  The Portfolio's Investor A shares commenced operations on September 4, 2003.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

45

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,					Period Ended March 31,
Class B Shares	2008		2008		2007	2006 (a)	2005	2004 (b)
Net Asset Value, Beginning of Period	$9.82		$10.21		$9.98	$10.06	$10.30	$10.00
Income from Investment Operations:
Net investment income (c)(d)	0.16		0.38		0.36	0.29	0.24	0.16
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.55)		(0.39)		0.24	(0.05)	(0.10)	0.31
Total from Investment Operations	(0.39)		(0.01)		0.60	0.24	0.14	0.47
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.38)		(0.37)	(0.30)	(0.34)	(0.17)
From net realized gains	(0.04)		—		—	(0.02)	(0.04)	—
Total Distributions to Shareholders	(0.20)		(0.38)		(0.37)	(0.32)	(0.38)	(0.17)
Net Asset Value, End of Period	$9.23		$9.82		$10.21	$9.98	$10.06	$10.30
Total return (e)(f)	(4.02	)%(g)	(0.15)%		6.13%	2.44%	1.35%	4.70	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.42	%(j)	1.42	%(i)	1.42%	1.42%	1.42%	1.42	%(j)
Waiver/Reimbursement	0.60	%(j)	0.47%		0.54%	0.37%	0.45%	0.50	%(j)
Net investment income (d)	3.25	%(j)	3.75	%(i)	3.55%	2.85%	2.36%	2.39	%(j)
Portfolio turnover rate	13	%(g)	24%		42%	19%	48%	5	%(g)
Net assets, end of period (000's)	$8,079		$8,849		$9,591	$10,946	$12,740	$9,269

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  The Portfolio's Investor B shares commenced operations on September 4, 2003.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

46

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,					Period Ended March 31,
Class C Shares	2008		2008		2007	2006 (a)	2005	2004 (b)
Net Asset Value, Beginning of Period	$9.81		$10.19		$9.97	$10.05	$10.28	$10.00
Income from Investment Operations:
Net investment income (c)(d)	0.16		0.38		0.36	0.30	0.24	0.16
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.55)		(0.38)		0.23	(0.06)	(0.09)	0.29
Total from Investment Operations	(0.39)		0.00		0.59	0.24	0.15	0.45
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.38)		(0.37)	(0.30)	(0.34)	(0.17)
From net realized gains	(0.04)		—		—	(0.02)	(0.04)	—
Total Distributions to Shareholders	(0.20)		(0.38)		(0.37)	(0.32)	(0.38)	(0.17)
Net Asset Value, End of Period	$9.22		$9.81		$10.19	$9.97	$10.05	$10.28
Total return (e)(f)	(4.02	)%(g)	(0.05)%		6.03%	2.45%	1.46%	4.49	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.42	%(j)	1.42	%(i)	1.42%	1.42%	1.42%	1.42	%(j)
Waiver/Reimbursement	0.60	%(j)	0.47%		0.54%	0.37%	0.45%	0.50	%(j)
Net investment income (d)	3.28	%(j)	3.75	%(i)	3.56%	2.85%	2.36%	2.39	%(j)
Portfolio turnover rate	13	%(g)	24%		42%	19%	48%	5	%(g)
Net assets, end of period (000's)	$4,890		$4,932		$4,734	$6,082	$9,881	$8,340

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  The Portfolio's Investor C shares commenced operations on September 5, 2003.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

47

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,					Period Ended March 31,
Class Z Shares	2008		2008		2007	2006 (a)	2005	2004 (b)
Net Asset Value, Beginning of Period	$9.83		$10.22		$10.00	$10.08	$10.31	$10.00
Income from Investment Operations:
Net investment income (c)(d)	0.21		0.48		0.47	0.38	0.32	0.23
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.55)		(0.39)		0.22	(0.04)	(0.07)	0.30
Total from Investment Operations	(0.34)		0.09		0.69	0.34	0.25	0.53
Less Distributions to Shareholders:
From net investment income	(0.21)		(0.48)		(0.47)	(0.40)	(0.44)	(0.22)
From net realized gains	(0.04)		—		—	(0.02)	(0.04)	—
Total Distributions to Shareholders	(0.25)		(0.48)		(0.47)	(0.42)	(0.48)	(0.22)
Net Asset Value, End of Period	$9.24		$9.83		$10.22	$10.00	$10.08	$10.31
Total return (e)(f)	(3.53	)%(g)	0.85%		7.07%	3.47%	2.47%	5.31	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.42	%(j)	0.42	%(i)	0.42%	0.42%	0.42%	0.42	%(j)
Waiver/Reimbursement	0.60	%(j)	0.47%		0.54%	0.37%	0.45%	0.50	%(j)
Net investment income (d)	4.26	%(j)	4.73	%(i)	4.62%	3.85%	3.26%	3.39	%(j)
Portfolio turnover rate	13	%(g)	24%		42%	19%	48%	5	%(g)
Net assets, end of period (000's)	$5,482		$5,813		$3,731	$403	$667	$2,060

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  The Portfolio's Primary A shares commenced operations on September 4, 2003.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Does not include expenses of the underlying investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

48

Notes to Financial Statements – Columbia LifeGoal Portfolios

September 30, 2008 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each a "Portfolio" and collectively, the "Portfolios"):

Columbia LifeGoal Growth Portfolio

Columbia LifeGoal Balanced Growth Portfolio

Columbia LifeGoal Income and Growth Portfolio

Columbia LifeGoal Income Portfolio

Investment Objectives

Columbia LifeGoal Growth Portfolio seeks capital appreciation. Columbia LifeGoal Balanced Growth Portfolio seeks total return, consisting of capital appreciation and current income. Columbia LifeGoal Income and Growth Portfolio seeks total return, consisting of current income and modest capital appreciation. Columbia LifeGoal Income Portfolio seeks current income, consistent with relative stability of principal.

The Portfolios normally invest in the Mortgage- and Asset-Backed Portfolio of Columbia Funds Series Trust and Class Z shares and Capital Class shares of other Columbia Funds (the "Underlying Funds") advised by Columbia Management Advisors, LLC ("Columbia") and/or its affiliates.

The financial statements of the Underlying Funds in which the Portfolios invest should be read in conjunction with the Portfolios' financial statements.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value. Columbia LifeGoal Income Portfolio offers four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio each offer five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% for each Portfolio with the exception of Columbia LifeGoal Income Portfolio. Columbia LifeGoal Income Portfolio is subject to a maximum front-end sales charge of 3.25% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating between $1 million and $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% (3.00% for Columbia LifeGoal Income Portfolio) based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Portfolios' prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

On April 1, 2008, the Portfolios adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of each Portfolio's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – significant unobservable inputs (including each Portfolio's own assumptions in determining the value of investments)

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Columbia LifeGoal Portfolios, September 30, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used, as of September 30, 2008, in valuing each Portfolio's assets:

Columbia LifeGoal Growth Portfolio

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$428,460,578	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$428,460,578	$—

Columbia LifeGoal Balanced Growth Portfolio

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$623,215,707	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable inputs	—	—
Total	$623,215,707	$—

Columbia LifeGoal Income and Growth Portfolio

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$155,527,735	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$155,527,735	$—

Columbia LifeGoal Income Portfolio

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$30,660,532	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$30,660,532	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133, ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Portfolios' financial statement disclosures.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Expenses

General expenses of the Trust are allocated to the Portfolios and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio are charged to such Portfolio.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolios on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and distributed quarterly. Net realized capital gains, if any, are

50

Columbia LifeGoal Portfolios, September 30, 2008 (Unaudited)

distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Portfolio intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against a Portfolio. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2008 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Columbia LifeGoal Growth Portfolio	$12,701,669	$35,816,150
Columbia LifeGoal Balanced Growth Portfolio	27,619,603	38,156,421
Columbia LifeGoal Income and Growth Portfolio	7,504,273	5,935,230
Columbia LifeGoal Income Portfolio	1,445,304	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Columbia LifeGoal Growth Portfolio	$1,724,282	$(93,346,993)	$(91,622,711)
Columbia LifeGoal Balanced Growth Portfolio	2,597,618	(97,290,635)	(94,693,017)
Columbia LifeGoal Income and Growth Portfolio	44,930	(17,824,883)	(17,779,953)
Columbia LifeGoal Income Portfolio	227	(2,612,960)	(2,612,733)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Portfolios is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Portfolio. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Portfolios'

51

Columbia LifeGoal Portfolios, September 30, 2008 (Unaudited)

financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Portfolios. In rendering investment advisory services to the Portfolios, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Portfolio at the following annual rates:

Annual Fee Rate
Columbia LifeGoal Growth Portfolio	0.25%
Columbia LifeGoal Balanced Growth Portfolio	0.25%
Columbia LifeGoal Income and Growth Portfolio	0.25%
Columbia LifeGoal Income Portfolio	0.50%*

*  Columbia is entitled to receive an investment advisory fee based on Columbia LifeGoal Income Portfolio's assets that are invested in individual securities, the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio of the Columbia Funds Series Trust. Columbia LifeGoal Income Portfolio is not charged an advisory fee on its assets that are invested in other Columbia Funds (excluding the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio. Actual management fees will be charged to Columbia LifeGoal Income Portfolio based on a weighted average of applicable underlying assets of the Portfolio.)

Columbia has contractually agreed to waive 0.10% of advisory fees payable by the Columbia LifeGoal Income Portfolio on its assets that are invested in individual securities, the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio until July 31, 2009. There is no guarantee that this arrangement will continue after July 31, 2009.

Under its investment advisory agreement, Columbia has agreed to bear all fees and expenses of the Portfolios (exclusive of investment advisory fees, brokerage fees and commissions, distribution and shareholder servicing fees, taxes, interest expenses of borrowing money and extraordinary expenses, if any) excluding Columbia LifeGoal Income Portfolio.

Administration Fee

Columbia provides administrative and other services to the Portfolios. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolios, excluding Columbia LifeGoal Income Portfolio.

With respect to Columbia LifeGoal Income Portfolio, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.23% of its average daily net assets less the custody and the pricing and bookkeeping fees payable by the Portfolio.

Columbia has contractually agreed to waive 0.10% of administration fees on Columbia LifeGoal Income Portfolio's assets that are invested in Underlying Funds (excluding the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio) until July 31, 2009. There is no guarantee that this arrangement will continue after July 31, 2009.

Pricing and Bookkeeping Fees

The Portfolios have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Portfolios. The Portfolios have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolios. Under the State Street Agreements, Columbia LifeGoal Income Portfolio pays State Street an annual fee of $26,000 paid monthly. Columbia LifeGoal Income Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

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Columbia LifeGoal Portfolios, September 30, 2008 (Unaudited)

The Portfolios have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolios reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolios and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account for Columbia LifeGoal Income Portfolio plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolios. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolios and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolios. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Portfolios' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended September 30, 2008, these minimum account balance fees reduced total expenses as follows:

Minimum Account Balance Fee
Columbia LifeGoal Growth Portfolio	$2,686
Columbia LifeGoal Balanced Growth Portfolio	1,667
Columbia LifeGoal Income and Growth Portfolio	180

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Portfolios' shares. For the six month period ended September 30, 2008, the Distributor has retained net underwriting discounts and CDSC fees as follows:

	Front-End Sales Charge	CDSC
	Class A	Class A	Class B	Class C
Columbia LifeGoal Growth Portfolio	$66,384	$46	$133,346	$7,479
Columbia LifeGoal Balanced Growth Portfolio	91,171	803	212,014	47,302
Columbia LifeGoal Income and Growth Portfolio	28,639	31	56,026	4,344
Columbia LifeGoal Income Portfolio	1,000	9	131	639

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Portfolio and a combined distribution and shareholder servicing plan for Class A shares of each Portfolio. The Trust has also adopted a distribution plan for Class R shares of Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio. The shareholder servicing plans permit the

53

Columbia LifeGoal Portfolios, September 30, 2008 (Unaudited)

Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Portfolio directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Fee Waivers and Expense Reimbursements

For Columbia LifeGoal Income Portfolio, Columbia and/or some of the Portfolio's other service providers have contractually agreed to waive fees and reimburse certain expenses through July 31, 2009, so that the expenses incurred by the Portfolio (exclusive of distribution and service fees, brokerage commissions, interest, taxes, expenses associated with the Portfolio's investments in other investment companies and extraordinary expenses, but inclusive of custodial charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio's custodian, will not exceed 0.42% annually of the Portfolio's average daily net assets. There is no guarantee that this expense limitation will continue after July 31, 2009.

Fees Paid to Officers and Trustees

All officers of the Portfolios are employees of Columbia or its affiliates and, with the exception of the Portfolios' Chief Compliance Officer, receive no compensation from the Portfolios. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolios in accordance with federal securities regulations. The Portfolios, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Portfolio's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

Note 5. Portfolio Information

For the six month period ended September 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Columbia LifeGoal Growth Portfolio	$26,006,898	$59,445,545
Columbia LifeGoal Balanced Growth Portfolio	79,782,300	98,870,408
Columbia LifeGoal Income and Growth Portfolio	27,912,925	24,709,279
Columbia LifeGoal Income Portfolio	4,256,432	6,203,257

Note 6. Line of Credit

The Portfolios and other affiliated funds participated in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

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Columbia LifeGoal Portfolios, September 30, 2008 (Unaudited)

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six months ended September 30, 2008, Columbia LifeGoal Income and Growth Portfolio borrowed under these arrangements. The average daily loan balance outstanding on days where borrowings existed was $2,000,000 at a weighted average interest rate of 2.4375%.

Note 7. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or re-classify any authorized but unissued shares into one or more additional classes or series of shares.

As of September 30, 2008, 5.5% of Columbia LifeGoal Income and Growth Portfolio's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of September 30, 2008, the Columbia LifeGoal Income Portfolio had one shareholder that held 5.7% of the Portfolio's shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 8. Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Trust also serve as officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which a Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolios as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Portfolio's management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains, and could also increase transaction costs. Columbia, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolios and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through

55

Columbia LifeGoal Portfolios, September 30, 2008 (Unaudited)

certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds may also engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security's average maturity and rate of return. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based

56

Columbia LifeGoal Portfolios, September 30, 2008 (Unaudited)

on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 9. Subsequent Event

On October 16, 2008 the uncommitted and committed lines of credit discussed in Note 6 were terminated and amended, respectively. The Portfolios and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in its registration statement. Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% and the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

57

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Important Information About This Report – Columbia LifeGoal Portfolios

The portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Columbia LifeGoal Portfolios.

A description of the policies and procedures that each portfolio uses to determine how to vote proxies and a copy of each portfolio's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each portfolio voted proxies relating to portfolio securities is also available from the portfolios' website, www.columbiamanagement.com.

Each portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each portfolio's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any portfolio carefully before investing. For a prospectus which contains this and other important information about the portfolios, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

61

Columbia Management®

Columbia LifeGoal Portfolios

Semiannual Report, September 30, 2008

PRSRT STD
U.S. Postage
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Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/156280-0908 (11/08) 08/62732

Semiannual Report

September 30, 2008

Columbia Masters International Equity Portfolio

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund and hope you will find the portfolio management details, discussions and performance information helpful in monitoring your investments. As we’ve seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It’s important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■

Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■	News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■	Monthly and quarterly performance information.
■

Portfolio holdings. Full holdings are updated monthly for money market funds except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■	Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you’ll receive secured, 24-hour access to*:

■	Mutual fund account details with balances, dividend and transaction information
■	Fund Tracker to customize your homepage with current net asset values for the funds that interest you
■	On-line transactions including purchases, exchanges and redemptions
■	Account maintenance for updating your address and dividend payment options
■	Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

*	Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Fund Profile – Columbia Masters International Equity Portfolio

Summary

■

For the six-month period that ended September 30, 2008, the portfolio’s Class A shares returned negative 23.04% without sales charge. The portfolio’s benchmark, the MSCI EAFE Index, returned negative 22.35%.[1] The average return of its peer group, the Lipper International Multi-Cap Core Funds Classification, was negative 21.45%.[2] The portfolio invests in shares of two Columbia funds, generally dividing its assets as follows: Columbia Multi-Advisor International Equity Fund — 80%; and Columbia Acorn International — 20%.

■

During a period that was generally difficult for stock markets around the world, the underlying funds in the portfolio generated mixed results against their primary individual benchmarks. Columbia Multi-Advisor International Equity Fund performed generally in line with the MSCI EAFE Index, returning negative 22.44% compared to the index return of negative 22.35%. Columbia Acorn International Fund held up better than the S&P/Citigroup Global ex-U.S. Cap Range $500 Million to $5 Billion Index[3], returning negative 25.10% versus the index return of negative 26.38%.

■

The global economic outlook darkened considerably near the end of the period as a credit crisis rooted in the U.S. subprime market spread uncertainty around the world. However, the Federal Reserve, the U.S. Treasury and major foreign banks have taken steps to restore confidence in the capital markets and we believe they will continue to pursue options to prevent a protracted economic downturn. In this environment, we believe that investors who stay focused on their goals have the potential to benefit from the broad equity diversification offered by Columbia Masters International Equity Portfolio, even though diversification does not ensure a profit or guarantee against a loss.

Portfolio Management

Vikram J. Kuriyan has managed the portfolio since February 2006 and has been with the advisor or its predecessors or affiliate organizations since 2000.

The outlook for this portfolio may differ from that presented for other Columbia Funds.

Asset allocation cannot eliminate the risk of fluctuating prices and uncertain returns.

The portfolio is a “fund to fund”.

A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher

[1]

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

[3]

The S&P/Citigroup Global ex-U.S. Cap Range $500 Million to $5 Billion Index is a subset of the broad market selected by the index sponsor that represents the mid- and small-cap developed and emerging markets, excluding the United States.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–23.04% Class A shares (without sales charge)

–22.35% MSCI EAFE Index

1

Fund Profile (continued) – Columbia Masters International Equity Portfolio expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments. Investments in small- and mid-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid.

Value stocks may also be subject to specific business risks that have caused the stocks to be out of favor.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the portfolio invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

2

Performance Information – Columbia Masters International Equity Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 02/15/06 – 09/30/08 ($)

Sales charge	without	with
Class A	9,433	8,890
Class B	9,258	9,017
Class C	9,247	9,247
Class R	9,367	n/a
Class Z	9,487	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Masters International Equity Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Annual operating expense ratio (%)*

Class A	1.41
Class B	2.16
Class C	2.16
Class R	1.66
Class Z	1.16

Annual operating expense ratio after contractual waivers (%)*

Class A	1.18
Class B	1.93
Class C	1.93
Class R	1.43
Class Z	0.93

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report. The contractual waiver expires 07/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/08 ($)
Class A	8.13
Class B	8.06
Class C	8.05
Class R	8.10
Class Z	8.15

Distribution declared per share

04/01/08 – 09/30/08 ($)
Class A	0.56
Class B	0.56
Class C	0.56
Class R	0.56
Class Z	0.56

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		R	Z
Inception	02/15/06		02/15/06		02/15/06		02/15/06	02/15/06
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–23.04	–27.46	–23.33	–26.96	–23.35	–24.08	–23.17	–22.99
1-year	–30.45	–34.44	–30.97	–34.09	–31.00	–31.62	–30.66	–30.33
Life	–2.20	–4.38	–2.89	–3.87	–2.94	–2.94	–2.46	–1.99

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

3

Understanding Your Expenses – Columbia Masters International Equity Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee.

This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

04/01/08 – 09/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	769.62	1,023.82	1.11	1.27	0.25
Class B	1,000.00	1,000.00	766.71	1,020.05	4.43	5.06	1.00
Class C	1,000.00	1,000.00	766.51	1,020.05	4.43	5.06	1.00
Class R	1,000.00	1,000.00	768.32	1,022.56	2.22	2.54	0.50
Class Z	1,000.00	1,000.00	770.12	1,025.07	—	—	—

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Masters International Equity Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

4

Investment Portfolio – Columbia Masters International Equity Portfolio

September 30, 2008 (Unaudited)

Investment Companies (a) – 100.0%	Shares	Value ($)
Columbia Acorn International, Class Z	1,336,476	39,746,796
Columbia Multi-Advisor International Equity Fund, Class Z	13,220,251	159,832,831

	Total Investment Companies (cost of $279,755,985)	199,579,627

	Total Investments – 100.0% (cost of $279,755,985) (b)	199,579,627

Other Assets & Liabilities, Net – 0.0%		(95,759)

Net Assets – 100.0%		199,483,868

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.

(b)	Cost for federal income tax purposes is $279,755,985.

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia Masters International Equity Portfolio

September 30, 2008 (Unaudited)

		($)
Assets	Affiliated investments, at cost	279,755,985

	Affiliated investments, at value	199,579,627
	Receivable for:
	Investments sold	121,649
	Portfolio shares sold	446,985
	Expense reimbursement due from investment advisor	70,442
	Other assets	178

	Total Assets	200,218,881

Liabilities	Payable for:
	Portfolio shares repurchased	516,706
	Transfer agent fee	76,259
	Trustees’ fees	29,602
	Legal fee	40,862
	Pricing and bookkeeping fees	2,172
	Custody fee	982
	Distribution and service fees	43,374
	Chief compliance officer expenses	104
	Other liabilities	24,952

	Total Liabilities	735,013

	Net Assets	199,483,868

Net Assets Consist of	Paid-in capital	282,703,613
	Undistributed net investment income	639,044
	Accumulated net realized loss	(3,682,431)
	Unrealized depreciation on investments	(80,176,358)

	Net Assets	199,483,868

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – Columbia Masters International Equity Portfolio

September 30, 2008 (Unaudited)

Class A	Net assets	$89,739,907
	Shares outstanding	11,042,984
	Net asset value per share	$8.13	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($8.13/0.9425)	$8.63	(b)

Class B
	Net assets	$5,687,314
	Shares outstanding	705,785
	Net asset value and offering price per share	$8.06	(a)

Class C
	Net assets	$19,944,437
	Shares outstanding	2,476,826
	Net asset value and offering price per share	$8.05	(a)

Class R
	Net assets	$20,517
	Shares outstanding	2,534
	Net asset value and offering price per share	$8.10	(c)

Class Z
	Net assets	$84,091,693
	Shares outstanding	10,314,997
	Net asset value and offering price per share	$8.15	(c)

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge and/or any applicable redemption fees.

(b)	On sales of $50,000 or more the offering price is reduced.

(c)	Redemption price per share is equal to net asset value less any applicable redemption fees.

See Accompanying Notes to Financial Statements.

7

Statement of Operations – Columbia Masters International Equity Portfolio

For the Six Months Ended September 30, 2008 (Unaudited)

		($)
Investment Income	Dividends from affiliates	956,227

Expenses	Distribution fee:
	Class B	27,474
	Class C	98,895
	Class R	102
	Service fee:
	Class A	148,589
	Class B	9,158
	Class C	32,965
	Transfer agent fee	130,253
	Pricing and bookkeeping fees	13,013
	Trustees’ fees	6,600
	Custody fee	2,675
	Chief compliance officer expenses	315
	Other expenses	98,349

	Total Expenses	568,388

	Fees and expenses waived or reimbursed by investment advisor	(251,156)
	Expense reductions	(49)

	Net Expenses	317,183

	Net Investment Income	639,044

Net Realized and Unrealized Gain (Loss) on Investments and Capital Gains Distributions Received	Capital gains distribution received	2,715,736
	Realized loss on affiliated investments	(5,519,741)
	Net change in unrealized depreciation on investments	(58,565,107)

	Net Loss	(61,369,112)

	Net Decrease Resulting from Operations	(60,730,068)

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – Columbia Masters International Equity Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)
Operations	Net investment income	639,044	8,886,601
	Net realized gain (loss) on investments and capital gains distributions received	(2,804,005)	15,960,389
	Net change in unrealized depreciation on investments	(58,565,107)	(27,908,281)

	Net Decrease Resulting from Operations	(60,730,068)	(3,061,291)

Distributions to Shareholders	From net investment income:
	Class A	—	(4,514,819)
	Class B	—	(271,703)
	Class C	—	(987,056)
	Class R	—	(1,332)
	Class Z	—	(3,297,503)
	From net realized gains:
	Class A	(6,297,232)	(2,888,499)
	Class B	(384,037)	(210,774)
	Class C	(1,386,698)	(753,884)
	Class R	(2,274)	(697)
	Class Z	(5,017,621)	(1,848,576)

	Total Distributions to Shareholders	(13,087,862)	(14,774,843)

	Net Increase from Share Transactions	28,861,831	128,740,257
	Redemption fees	12,611	22,974

	Total Increase (Decrease) in Net Assets	(44,943,488)	110,927,097

Net Assets	Beginning of period	244,427,356	133,500,259
	End of period	199,483,868	244,427,356
	Undistributed net investment income at end of period	639,044	—

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – Capital Stock Activity

	Columbia Masters International Equity Portfolio
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,759,059	18,809,064	5,292,856	64,449,595
Distributions reinvested	563,267	5,750,958	550,705	6,778,684
Redemptions	(2,023,591)	(19,735,241)	(1,540,632)	(18.544.383)

Net Increase	298,735	4,824,781	4,302,929	52,683,896

Class B
Subscriptions	69,938	748,659	248,649	3,023,315
Distributions reinvested	31,798	322,424	32,836	403,004
Redemptions	(71,292)	(710,808)	(117,134)	(1,365,606)

Net Increase	30,444	360,275	164,351	2,060,713

Class C
Subscriptions	203,944	2,153,371	946,767	11,612,262
Distributions reinvested	78,976	800,030	79,831	979,626
Redemptions	(301,418)	(2,983,047)	(350,939)	(4,152,260)

Net Increase (Decrease)	(18,498)	(29,646)	675,659	8,439,628

Class R
Subscriptions	490	4,896	3,938	46,259
Distributions reinvested	223	2,274	165	2,029
Redemptions	(2,125)	(19,786)	(1,186)	(14,309)

Net Increase (Decrease)	(1,412)	(12,616)	2,917	33,979

Class Z
Subscriptions	3,468,177	35,555,935	5,950,760	72,338,240
Distributions reinvested	39,207	401,086	35,653	439,585
Redemptions	(1,219,178)	(12,237,984)	(611,667)	(7,255,784)

Net Increase	2,288,206	23,719,037	5,374,746	65,522,041

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,		Period Ended March 31, 2006 (a)
Class A Shares			2008	2007
Net Asset Value, Beginning of Period	$11.14		$11.69	$10.26	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.03		0.53	0.36	—	(d)
Net realized and unrealized gain (loss) on investments and capital gains distribution received	(2.48)		(0.25)	1.42	0.26

Total from Investment Operations	(2.45)		0.28	1.78	0.26

Less Distributions to Shareholders:
From net investment income	—		(0.49)	(0.28)	—
From net realized gains	(0.56)		(0.34)	(0.07)	—

Total Distributions to Shareholders	(0.56)		(0.83)	(0.35)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—	—	—

Net Asset Value, End of Period	$8.13		$11.14	$11.69	$10.26
Total return (e)(f)	(23.04	)%(g)	1.76%	17.39%	2.60	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	0.25	%(j)	0.25%	0.25%	0.25	%(j)
Waiver/Reimbursement	0.20	%(j)	0.22%	0.59%	13.23	%(j)
Net investment income (loss) (c)(i)	0.54	%(j)	4.34%	3.25%	(0.25	)%(j)
Portfolio turnover rate	6	%(g)	3%	1%	—
Net assets, end of period (000’s)	$89,740		$119,670	$75,289	$5,846

(a)	Class A shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,		Period Ended March 31, 2006 (a)
Class B Shares			2008	2007
Net Asset Value, Beginning of Period	$11.09		$11.66	$10.26	$10.00

Income from Investment Operations:
Net investment income (loss) (b)(c)	(0.01)		0.42	0.31	(0.01)
Net realized and unrealized gain (loss) on investments and capital gains distribution received	(2.46)		(0.23)	1.38	0.27

Total from Investment Operations	(2.47)		0.19	1.69	0.26

Less Distributions to Shareholders:
From net investment income	—		(0.42)	(0.22)	—
From net realized gains	(0.56)		(0.34)	(0.07)	—

Total Distributions to Shareholders	(0.56)		(0.76)	(0.29)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—	—	—

Net Asset Value, End of Period	$8.06		$11.09	$11.66	$10.26
Total return (e)(f)	(23.33	)%(g)	1.03%	16.50%	2.60	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	1.00	%(j)	1.00%	1.00%	1.00	%(j)
Waiver/Reimbursement	0.20	%(j)	0.22%	0.59%	13.23	%(j)
Net investment income (loss) (c)(i)	(0.22	)%(j)	3.49%	2.87%	(1.00	)%(j)
Portfolio turnover rate	6	%(g)	3%	1%	—
Net assets, end of period (000’s)	$5,687		$7,490	$5,960	$1,176

(a)	Class B shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,		Period Ended March 31, 2006 (a)
Class C Shares			2008	2007
Net Asset Value, Beginning of Period	$11.08		$11.66	$10.25	$10.00

Income from Investment Operations:
Net investment income (loss) (b)(c)	(0.01)		0.43	0.31	(0.01)
Net realized and unrealized gain (loss) on investments and capital gains distribution received	(2.46)		(0.25)	1.39	0.26

Total from Investment Operations	(2.47)		0.18	1.70	0.25

Less Distributions to Shareholders:
From net investment income	—		(0.42)	(0.22)	—
From net realized gains	(0.56)		(0.34)	(0.07)	—

Total Distributions to Shareholders	(0.56)		(0.76)	(0.29)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—	—	—

Net Asset Value, End of Period	$8.05		$11.08	$11.66	$10.25
Total return (e)(f)	(23.35	)%(g)	0.94%	16.61%	2.50	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	1.00	%(j)	1.00%	1.00%	1.00	%(j)
Waiver/Reimbursement	0.20	%(j)	0.22%	0.59%	13.23	%(j)
Net investment income (loss) (c)(i)	(0.22	)%(j)	3.54%	2.82%	(1.00	)%(j)
Portfolio turnover rate	6	%(g)	3%	1%	—
Net assets, end of period (000’s)	$19,944		$27,656	$21,210	$3,140

(a)	Class C shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,		Period Ended March 31, 2008 (a)
Class R Shares			2008	2007
Net Asset Value, Beginning of Period	$11.12		$11.68	$10.26	$10.00

Income from Investment Operations:
Net investment income (loss) (b)(c)	0.02		0.50	0.37	(0.01)
Net realized and unrealized gain (loss) on investments and capital gains distribution received	(2.48)		(0.26)	1.38	0.27

Total from Investment Operations	(2.46)		0.24	1.75	0.26

Less Distributions to Shareholders:
From net investment income	—		(0.46)	(0.26)	—
From net realized gains	(0.56)		(0.34)	(0.07)	—

Total Distributions to Shareholders	(0.56)		0.80	(0.33)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—	—	—

Net Asset Value, End of Period	$8.10		$11.12	$11.68	$10.26
Total return (e)(f)	(23.17	)%(g)	1.48%	17.09%	2.60	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	0.50	%(j)	0.50%	0.50%	0.50	%(j)
Waiver/Reimbursement	0.20	%(j)	0.22%	0.59%	13.23	%(j)
Net investment income (loss) (c)(i)	0.32	%(j)	4.17%	3.40%	(0.50	)%(j)
Portfolio turnover rate	6	%(g)	3%	1%	—
Net assets, end of period (000’s)	$21		$44	$12	$10

(a)	Class R shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,		Period Ended March 31, 2006 (a)
Class Z Shares			2008	2007
Net Asset Value, Beginning of Period	$11.16		$11.70	$10.26	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.04		0.59	0.33	—	(d)
Net realized and unrealized gain (loss) on investments and capital gains distribution received	(2.49)		(0.28)	1.48	0.26

Total from Investment Operations	(2.45)		0.31	1.81	0.26

Less Distributions to Shareholders:
From net investment income	—		(0.51)	(0.30)	—
From net realized gains	(0.56)		(0.34)	(0.07)	—

Total Distributions to Shareholders	(0.56)		(0.85)	(0.37)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—	—	—

Net Asset Value, End of Period	$8.15		$11.16	$11.70	$10.26
Total return (e)(f)	(22.99	)%(g)	2.03%	17.69%	2.60	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	—		—	—	—
Waiver/Reimbursement	0.20	%(j)	0.22%	0.59%	13.23	%(j)
Net investment income (c)(i)	0.76	%(j)	4.83%	2.87%	—	%(j)(k)
Portfolio turnover rate	6	%(g)	3%	1%	—
Net assets, end of period (000’s)	$84,092		$89,568	$31,029	$316

(a)	Class Z shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Notes to Financial Statements – Columbia Masters International Equity Portfolio

September 30, 2008 (Unaudited)

Note 1. Organization

Columbia Masters International Equity Portfolio (the “Portfolio”), a series of Columbia Funds Series Trust (the “Trust”), is a diversified portfolio. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Investment Objective

The Portfolio seeks capital appreciation. The Portfolio generally invests in Class Z shares of Columbia Multi-Advisor International Equity Fund and Columbia Acorn International (the “Underlying Funds”). The Underlying Funds are advised by Columbia Management Advisors, LLC (“Columbia”) or its affiliates.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust may issue an unlimited number of shares, and the Portfolio offers five classes of shares: Class A, Class B, Class C, Class R and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Portfolio’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

On April 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Columbia Masters International Equity Portfolio

September 30, 2008 (Unaudited)

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$199,579,627	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$199,579,627	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Portfolio and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Portfolio are charged to the Portfolio.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions of net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$8,889,478
Long-Term Capital Gains	5,885,365

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

17

Columbia Masters International Equity Portfolio

September 30, 2008 (Unaudited)

Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$—
Unrealized depreciation	(80,176,358)
Net unrealized depreciation	$(80,176,358)

Under Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 (“FIN 48”) management determines whether a tax position of the Portfolio is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Portfolio. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Portfolio’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. The Portfolio does not pay any fee to Columbia for its investment advisory services.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation from the Portfolio for its administrative services.

Pricing and Bookkeeping Fees

The Portfolio has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolio. The Portfolio has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

The Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not

18

Columbia Masters International Equity Portfolio

September 30, 2008 (Unaudited)

entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Portfolio’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2008, these minimum account balance fees reduced total expenses by $40.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Portfolio’s shares. For the six month period ended September 30, 2008, the Distributor has retained net underwriting discounts of $16,388 on sales of the Portfolio’s Class A shares and received net CDSC fees of $11,130 and $3,756 on Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Portfolio, a distribution plan for the Class R shares of the Portfolio and a combined distribution and shareholder servicing plan for Class A shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments for the shareholder servicing plans are made at an annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares. Payments for the distribution plans are made at an annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares and 0.50% annually of the average daily net assets attributable to Class R shares. The Portfolio’s Class A shares pay a combined distribution and service fee at an annual rate of 0.25% pursuant to the Portfolio’s combined servicing and distribution plan for Class A shares. Payments under the plans are charged as expenses directly to the applicable share class.

Fee Waivers and Expense Reimbursements

Columbia has contractually agreed to waive fees and reimburse the Portfolio for certain expenses through July 31, 2009, so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, will not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that this expense limitation will continue after July 31, 2009.

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees” in the Statement of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” in the Statement of Assets and Liabilities

19

Columbia Masters International Equity Portfolio

September 30, 2008 (Unaudited)

Note 5. Custody Credits

The Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended September 30, 2008, these custody credits reduced total expenses by $9 for the Portfolio.

Note 6. Portfolio Information

For the six month period ended September 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $30,040,145 and $14,528,510, respectively.

Note 7. Redemption Fees

The Portfolio may impose a 2.00% redemption fee on the proceeds of Portfolio shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of the portfolio. The redemption fees, which are retained by the Portfolio, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. For the six month period ended September 30, 2008, redemption fees for Class A, Class B, Class C, Class R and Class Z shares of the Portfolio amounted to $6,122, $375, $1,353, $4,759 and $2, respectively.

Note 8. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2008, the Portfolio did not borrow under these arrangements.

Note 9. Shares of Beneficial Interest

As of September 30, 2008, the Portfolio had one shareholder that held 5.9% of the Portfolio’s outstanding shares, over which BOA and/or its affiliates did not have investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Portfolio.

Note 10. Significant Risks and Contingencies

Risk Factors of the Portfolio and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Trust also serve as officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which a Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing

20

Columbia Masters International Equity Portfolio

September 30, 2008 (Unaudited)

may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Portfolio’s management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains, and could also increase transaction costs. Columbia, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolio. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolio and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds may also engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Columbia Masters International Equity Portfolio did not commence operations until after the events that resulted in the regulatory proceedings and litigation described below.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on

21

Columbia Masters International Equity Portfolio

September 30, 2008 (Unaudited)

December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 11. Subsequent Event

On October 16, 2008 the uncommitted and committed lines of credit discussed in Note 8 were terminated and amended, respectively. The Portfolio and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Portfolio’s borrowing limit as set forth in the Portfolio’s registration statement. Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% and the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Important Information About This Report – Columbia Masters International Equity Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Masters International Equity Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website, www.columbiamanagement.com.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the portfolio, contact your Columbia Management representative or financial advisor or go to www.columbiafunds.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

25

Columbia Masters International Equity Portfolio

Semiannual Report, September 30, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/156292-0908 (11/08) 08/63261

Semiannual Report

September 30, 2008

Columbia Masters Global Equity Portfolio

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund and hope you will find the portfolio management details, discussions and performance information helpful in monitoring your investments. As we’ve seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It’s important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■

Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■	News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■	Monthly and quarterly performance information.
■

Portfolio holdings. Full holdings are updated monthly for money market funds except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■	Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you’ll receive secured, 24-hour access to*:

■	Mutual fund account details with balances, dividend and transaction information
■	Fund Tracker to customize your homepage with current net asset values for the funds that interest you
■	On-line transactions including purchases, exchanges and redemptions
■	Account maintenance for updating your address and dividend payment options
■	Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

*	Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Fund Profile – Columbia Masters Global Equity Portfolio

Summary

■

For the six-month period that ended September 30, 2008, the portfolio’s Class A shares returned negative 18.32% without sales charge. The portfolio’s benchmark, the MSCI World Index, returned negative 16.66% over the same period.[1] The average return for its peer group, the Lipper Global Multi-Cap Core Funds Classification, was negative 15.69%.[2] The portfolio invests in shares of four Columbia funds, dividing its assets as follows: Columbia Strategic Investor Fund — 25%; Columbia Marsico 21st Century Fund — 25%; Columbia Multi-Advisor International Equity Fund — 40%; and Columbia Acorn International — 10%.

■

In an environment that was challenging for all segments of the financial markets, the underlying funds in the portfolio varied in their performance relative to their primary individual benchmarks. Columbia Marsico 21st Century Fund underperformed the Russell 3000 Index[3], returning negative 14.50% compared to the negative 10.27% return for the index. Columbia Strategic Investor Fund underperformed the Russell 1000 Index[4], returning negative 11.96% compared to negative 11.06% for the index. Columbia Multi-Advisor International Equity Fund performed generally in line with the MSCI EAFE Index[5], returning negative 22.44% compared to the index return of negative 22.35%. Columbia Acorn International held up better than the S&P/Citigroup Global ex-U.S. Cap Range $500 Million to $5 Billion Index[6], returning negative 25.10% versus the index return of negative 26.38%.

■

The global economic outlook darkened considerably near the end of the period as a credit crisis rooted in the U.S. subprime market spread uncertainty around the world. However, the Federal Reserve, the U.S. Treasury and major foreign banks have taken steps to restore confidence in the capital markets and we believe that they will continue to pursue options to prevent a protracted economic downturn. In this environment, we believe that investors who stay focused on their goals have the potential to benefit from the broad equity diversification offered by Columbia Masters Global Equity Portfolio, even though diversification does not ensure a profit or guarantee against a loss.

[1]	The Morgan Stanley Capital International (MSCI) World Index tracks the performance of global stocks.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

[3]	The Russell 3000 Index measures the performance of 3,000 of the largest US companies, based on market capitalization.

[4]	The Russell 1000 Index measures the performance of 1,000 of the largest US companies, based on market capitalization.

[5]

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US and Canada.

[6]

The S&P/Citigroup Global ex-U.S. Cap Range $500 Million to $5 Billion Index is a subset of the broad market selected by the index sponsor that represents the mid- and small-cap developed and emerging markets, excluding the United States.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–18.32% Class A shares (without sales charge)

–16.66% MSCI World Index

1

Fund Profile (continued) – Columbia Masters Global Equity Portfolio

Portfolio Management

Vikram J. Kuriyan has managed the portfolio since February 2006 and has been with the advisors or its predecessors or affiliate organizations since 2000.

The outlook for this portfolio may differ from that presented for other Columbia Funds.

Asset allocation cannot eliminate the risk of fluctuating prices and uncertain returns.

The portfolio is a “fund of funds.”

A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments.

Investments in small- and mid-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid.

Value stocks may also be subject to specific business risks that have caused the stocks to be out of favor.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa. Lower quality debt securities involve greater risk of default or price volatility from changes in credit quality of individual issuers.

Some of the countries in which the portfolio invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

2

Performance Information – Columbia Masters Global Equity Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 02/15/06 – 09/30/08 ($)

Sales charge	without	with
Class A	9,679	9,122
Class B	9,491	9,244
Class C	9,501	9,501
Class Z	9,755	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Masters Global Equity Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Annual operating expense ratio (%)*

Class A	1.96
Class B	2.71
Class C	2.71
Class Z	1.71

Annual operating expense ratio after contractual waivers (%)*

Class A	1.20
Class B	1.95
Class C	1.95
Class Z	0.95
*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report. The contractual waiver expires 07/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/08 ($)
Class A	8.32
Class B	8.24
Class C	8.25
Class Z	8.36

Distribution declared per share

04/01/08 – 09/30/08 ($)
Class A	0.57
Class B	0.57
Class C	0.57
Class Z	0.57

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Inception	02/15/06		02/15/06		02/15/06		02/15/06
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–18.32	–23.04	–18.62	–22.47	–18.61	–19.37	–18.18
1-year	–26.92	–31.12	–27.51	–30.84	–27.49	–28.15	–26.69
Life	–1.24	–3.44	–1.97	–2.95	–1.93	–1.93	–0.94

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

3

Understanding Your Expenses – Columbia Masters Global Equity Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee.

This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

04/01/08 – 09/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	816.80	1,023.82	1.14	1.27	0.25
Class B	1,000.00	1,000.00	813.79	1,020.05	4.55	5.06	1.00
Class C	1,000.00	1,000.00	813.89	1,020.05	4.55	5.06	1.00
Class Z	1,000.00	1,000.00	818.20	1,025.07	—	—	—

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Masters Global Equity Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

4

Investment Portfolio – Columbia Masters Global Equity Portfolio

September 30, 2008 (Unaudited)

Investment Companies (a) – 101.0%	Shares	Value ($)
Columbia Acorn International, Class Z	105,005	3,122,854
Columbia Marsico 21st Century Fund, Class Z	646,244	8,000,505
Columbia Multi-Advisor International Equity Fund, Class Z	1,040,969	12,585,317
Columbia Strategic Investor Fund, Class Z	496,021	7,995,860

	Total Investment Companies (cost of $40,840,287)	31,704,536

	Total Investments – 101.0% (cost of $40,840,287) (b)	31,704,536

Other Assets & Liabilities, Net – (1.0)%		(308,275)

Net Assets – 100.0%		31,396,261

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.

(b)	Cost for federal income tax purposes is $40,840,287.

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia Masters Global Equity Portfolio

September 30, 2008 (Unaudited)

		($)
Assets	Affiliated investments, at identified cost	40,840,287

	Affiliated investments, at value	31,704,536
	Receivable for:
	Investments sold	109,999
	Portfolio shares sold	6,680
	Expense reimbursement due from investment advisor	27,851
	Other assets	35

	Total Assets	31,849,101

Liabilities	Payable for:
	Portfolio shares repurchased	302,098
	Transfer agent fee	8,966
	Trustees’ fees	34,927
	Legal fee	44,349
	Pricing and bookkeeping fees	2,172
	Custody fee	989
	Distribution and service fees	15,062
	Reports to shareholders	21,194
	Chief compliance officer expenses	108
	Other liabilities	22,975

	Total Liabilities	452,840

	Net Assets	31,396,261

Net Assets Consist of	Paid-in capital	41,455,400
	Overdistributed net investment income	(28,465)
	Accumulated net realized loss	(894,923)
	Net unrealized depreciation on investments	(9,135,751)

	Net Assets	31,396,261

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – Columbia Masters Global Equity Portfolio

September 30, 2008 (Unaudited)

Class A	Net assets	$18,387,650
	Shares outstanding	2,210,470
	Net asset value per share	$8.32	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($8.32/0.9425)	$8.83	(b)

Class B	Net assets	$6,581,639
	Shares outstanding	798,795
	Net asset value and offering price per share	$8.24	(a)

Class C	Net assets	$5,581,881
	Shares outstanding	676,801
	Net asset value and offering price per share	$8.25	(a)

Class Z	Net assets	$845,091
	Shares outstanding	101,097
	Net asset value and offering price per share	$8.36	(c)

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge and/or any applicable redemption fees.

(b)	On sales of $50,000 or more the offering price is reduced.

(c)	Redemption price per share is equal to net asset value less any applicable redemption fees.

See Accompanying Notes to Financial Statements.

7

Statement of Operations – Columbia Masters Global Equity Portfolio

For the Six Months Ended September 30, 2008 (Unaudited)

		($)
Investment Income	Dividends from affiliates	76,461

Expenses	Distribution fee:
	Class B	30,896
	Class C	25,790
	Service fee:
	Class A	29,344
	Class B	10,299
	Class C	8,597
	Transfer agent fee	30,433
	Pricing and bookkeeping fees	13,026
	Trustees’ fees	11,699
	Custody fee	2,668
	Registration fees	19,491
	Audit fee	14,263
	Legal fee	32,640
	Reports to shareholders	23,495
	Chief compliance officer expenses	284
	Other expenses	4,040

	Total Expenses	256,965

	Fees and expenses waived or reimbursed by investment advisor	(151,879)
	Expense reductions	(160)

	Net Expenses	104,926

	Net Investment Loss	(28,465)

Net Realized and Unrealized Gain (Loss) on Investments and Capital Gains Distributions Received	Capital gains distribution received	217,108
	Realized loss on affiliated investments	(720,001)
	Net change in unrealized depreciation on investments	(6,900,907)

	Net Loss	(7,403,800)

	Net Decrease Resulting from Operations	(7,432,265)

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – Columbia Masters Global Equity Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)
Operations	Net investment income (loss)	(28,465)	985,755
	Net realized gain (loss) on investments and capital gains distributions received	(502,893)	2,341,889
	Net change in unrealized depreciation on investments	(6,900,907)	(3,694,340)

	Net Decrease Resulting from Operations	(7,432,265)	(366,696)

Distributions to Shareholders	From net investment income:
	Class A	—	(678,291)
	Class B	—	(184,043)
	Class C	—	(144,684)
	Class Z	—	(32,206)
	From net realized gains:
	Class A	(1,289,385)	(479,740)
	Class B	(451,990)	(170,534)
	Class C	(383,130)	(130,666)
	Class Z	(56,069)	(17,640)

	Total Distributions to Shareholders	(2,180,574)	(1,837,804)

	Net Increase from Share Transactions	1,262,209	10,945,057
	Redemption fees	364	5,556

	Total Increase (Decrease) in Net Assets	(8,350,266)	8,746,113

Net Assets	Beginning of period	39,746,527	31,000,414
	End of period	31,396,261	39,746,527
	Overdistributed net investment income at end of period	(28,465)	—

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – Capital Stock Activity

	Columbia Masters Global Equity Portfolio
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	206,324	2,254,223	873,756	10,384,718
Distributions reinvested	125,441	1,250,651	92,325	1,113,954
Redemptions	(319,434)	(3,153,905)	(446,313)	(5,118,492)

Net Increase	12,331	350,969	519,768	6,380,180

Class B
Subscriptions	68,350	714,901	221,912	2,621,766
Distributions reinvested	42,059	416,387	27,155	325,847
Redemptions	(92,461)	(899,215)	(96,254)	(1,102,919)

Net Increase	17,948	232,073	152,813	1,844,694

Class C
Subscriptions	96,431	1,024,911	260,034	3,070,200
Distributions reinvested	36,510	361,812	21,677	260,590
Redemptions	(83,260)	(808,879)	(100,170)	(1,142,858)

Net Increase	49,681	577,844	181,541	2,187,932

Class Z
Subcriptions	19,908	220,883	67,618	816,061
Distributions reinvested	5,492	55,032	4,021	48,703
Redemptions	(16,314)	(174,592)	(29,779)	(332,513)

Net Increase	9,086	101,323	41,860	532,251

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Masters Global Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,		Period Ended March 31, 2006 (a)
Class A Shares			2008	2007
Net Asset Value, Beginning of Period	$10.77		$11.07	$10.29	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.02		0.33	0.26	—	(d)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.90)		(0.08)	1.09	0.29

Total from Investment Operations	(1.88)		0.25	1.35	0.29

Less Distributions to Shareholders:
From net investment income	—		(0.31)	(0.25)	—
From net realized gains	(0.57)		(0.24)	(0.32)	—

Total Distributions to Shareholders	(0.57)		(0.55)	(0.57)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—	—	—

Net Asset Value, End of Period	$8.32		$10.77	$11.07	$10.29
Total return (e)(f)	(18.32	)%(g)	1.76%	13.17%	2.90	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	0.25	%(j)	0.25%	0.25%	0.25	%(j)
Waiver/Reimbursement	0.77	%(j)	0.76%	1.40%	21.19	%(j)
Net investment income (loss) (c)(i)	0.14	%(j)	2.82%	2.47%	(0.25	)%(j)
Portfolio turnover rate	6	%(g)	9%	2%	—
Net assets, end of period (000’s)	$18,388		$23,668	$18,588	$3,902

(a)	Class A shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Masters Global Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,		Period Ended March 31, 2006 (a)
Class B Shares			2008	2007
Net Asset Value, Beginning of Period	$10.71		$11.04	$10.28	$10.00

Income from Investment Operations:
Net investment income (loss) (b)(c)	(0.02)		0.23	0.19	(0.01)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.88)		(0.08)	1.08	0.29

Total from Investment Operations	(1.90)		0.15	1.27	0.28

Less Distributions to Shareholders:
From net investment income	—		(0.24)	(0.19)	—
From net realized gains	(0.57)		(0.24)	(0.32)	—

Total Distributions to Shareholders	(0.57)		(0.48)	(0.51)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—	—	—

Net Asset Value, End of Period	$8.24		$10.71	$11.04	$10.28
Total return (e)(f)	(18.62	)%(g)	0.94%	12.40%	2.80	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	1.00	%(j)	1.00%	1.00%	1.00	%(j)
Waiver/Reimbursement	0.77	%(j)	0.76%	1.40%	21.19	%(j)
Net investment income (loss) (c)(i)	(0.62	)%(j)	1.99%	1.79%	(1.00	)%(j)
Portfolio turnover rate	6	%(g)	9%	2%	—
Net assets, end of period (000’s)	$6,582		$8,362	$6,933	$1,488

(a)	Class B shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Masters Global Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,		Period Ended March 31, 2006 (a)
Class C Shares			2008	2007
Net Asset Value, Beginning of Period	$10.72		$11.05	$10.29	$10.00

Income from Investment Operations:
Net investment income (loss) (b)(c)	(0.02)		0.24	0.19	(0.01)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.88)		(0.09)	1.08	0.30

Total from Investment Operations	(1.90)		0.15	1.27	0.29

Less Distributions to Shareholders:
From net investment income	—		(0.24)	(0.19)	—
From net realized gains	(0.57)		(0.24)	(0.32)	—

Total Distributions to Shareholders	(0.57)		(0.48)	(0.51)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—	—	—

Net Asset Value, End of Period	$8.25		$10.72	$11.05	$10.29
Total return (e)(f)	(18.61	)%(g)	0.93%	12.38%	2.90	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	1.00	%(j)	1.00%	1.00%	1.00	%(j)
Waiver/Reimbursement	0.77	%(j)	0.76%	1.40%	21.19	%(j)
Net investment income (loss) (c)(i)	(0.62	)%(j)	2.05%	1.83%	(1.00	)%(j)
Portfolio turnover rate	6	%(g)	9%	2%	—
Net assets, end of period (000’s)	$5,582		$6,722	$4,923	$929

(a)	Class C shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Masters Global Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,		Period Ended March 31, 2006 (a)
Class Z Shares			2008	2007
Net Asset Value, Beginning of Period	$10.80		$11.09	$10.29	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.02		0.40	0.29	—	(d)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.89)		(0.12)	1.09	0.29

Total from Investment Operations	(1.87)		0.28	1.38	0.29

Less Distributions to Shareholders:
From net investment income	—		(0.33)	(0.26)	—
From net realized gains	(0.57)		(0.24)	(0.32)	—

Total Distributions to Shareholders	(0.57)		(0.57)	(0.58)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—	—	—

Net Asset Value, End of Period	$8.36		$10.80	$11.09	$10.29
Total return (e)(f)	(18.18	)%(g)	2.03%	13.56%	2.90	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	—		—	—	—
Waiver/Reimbursement	0.77	%(j)	0.76%	1.40%	21.19	%(j)
Net investment income (c)(i)	0.40	%(j)	3.44%	2.69%	—	%(j)(k)
Portfolio turnover rate	6	%(g)	9%	2%	—
Net assets, end of period (000’s)	$845		$994	$556	$28

(a)	Class Z shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – Columbia Masters Global Equity Portfolio

September 30, 2008 (Unaudited)

Note 1. Organization

Columbia Masters Global Equity Portfolio (the “Portfolio”), a series of Columbia Funds Series Trust (the “Trust”), is a diversified portfolio. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Investment Objective

The Portfolio seeks capital appreciation. The Portfolio generally invests in Class Z shares of Columbia Multi-Advisor International Equity Fund, Columbia Strategic Investor Fund, Columbia Marsico 21st Century Fund and Columbia Acorn International (the “Underlying Funds”). The Underlying Funds are advised by Columbia Management Advisors, LLC (“Columbia”) or its affiliates.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust may issue an unlimited number of shares, and the Portfolio offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Portfolio’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

On April 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$31,704,536	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$31,704,536	$—

15

Columbia Masters Global Equity Portfolio

September 30, 2008 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Portfolio and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Portfolio are charged to the Portfolio.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$1,006,541
Long-Term Capital Gains	831,263
*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$3
Unrealized depreciation	(9,135,754)
Net unrealized depreciation	$(9,135,751)

Under Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 (“FIN 48”) management determines whether a tax position of the Portfolio is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes,

16

Columbia Masters Global Equity Portfolio

September 30, 2008 (Unaudited)

based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Portfolio. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Portfolio’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. The Portfolio does not pay any fee to Columbia for its investment advisory services.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation from the Portfolio for its administrative services.

Pricing and Bookkeeping Fees

The Portfolio has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolio. The Portfolio has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

The Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Portfolio’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2008, these minimum account balance fees reduced total expenses by $160.

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Columbia Masters Global Equity Portfolio

September 30, 2008 (Unaudited)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Portfolio’s shares. For the six month period ended September 30, 2008, the Distributor has retained net underwriting discounts of $7,804 on sales of the Portfolio’s Class A shares and received net CDSC fees of $7,856 and $316 on Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Portfolio and a combined distribution and shareholder servicing plan for Class A shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments for the shareholder servicing plans are made at an annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares. Payments for the distribution plans are made at an annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares. The Portfolio’s Class A shares pay a combined distribution and service fee at an annual rate of 0.25% pursuant to the Portfolio’s combined servicing and distribution plan for Class A shares. Payments under the plans are charged as expenses directly to the applicable share class.

Fee Waivers and Expense Reimbursements

Columbia has contractually agreed to waive fees and reimburse the Portfolio for certain expenses through July 31, 2009, so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, will not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that this expense limitation will continue after July 31, 2009.

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Portfolio’s assets.

Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees” in the Statement of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended September 30, 2008, the Portfolio did not have any expense reductions due to custody credits.

Note 6. Portfolio Information

For the six month period ended September 30, 2008, the cost of purchases and proceeds from sales of securities were $2,215,803 and $3,032,864, respectively.

Note 7. Redemption Fees

The Portfolio may impose a 2.00% redemption fee on the proceeds of fund shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term

18

Columbia Masters Global Equity Portfolio

September 30, 2008 (Unaudited)

trading of the portfolio. The redemption fees, which are retained by the Portfolio, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. For the six month period ended September 30, 2008, the redemption fees for Class A, Class B, Class C and Class Z shares of the Portfolio amounted to $214, $76, $64 and $10, respectively.

Note 8. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2008, the Portfolio did not borrow under these arrangements.

Note 9. Shares of Beneficial Interest

As of September 30, 2008, the Portfolio had one shareholder that held 12.4 % of the Portfolio’s outstanding shares, over which BOA and/or its affiliates did not have investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Portfolio.

Note 10. Significant Risks and Contingencies

Risk Factors of the Portfolio and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Trust also serve as officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which a Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Portfolio’s management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains, and could also increase transaction costs. Columbia, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolio. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolio and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities;

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Columbia Masters Global Equity Portfolio

September 30, 2008 (Unaudited)

instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds may also engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Columbia Masters Global Equity Portfolio did not commence operations until after the events that resulted in the regulatory proceedings and litigation described below.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

20

Columbia Masters Global Equity Portfolio

September 30, 2008 (Unaudited)

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 11. Subsequent Event

On October 16, 2008 the uncommitted and committed lines of credit discussed in Note 8 were terminated and amended, respectively. The Portfolio and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Portfolio’s borrowing limit as set forth in the Portfolio’s registration statement. Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% and the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Important Information About This Report – Columbia Masters Global Equity Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Masters Global Equity Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website, www.columbiamanagement.com.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the portfolio, contact your Columbia Management representative or financial advisor or go to www.columbiafunds.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

25

Columbia Masters Global Equity Portfolio

Semiannual Report, September 30, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/156282-0908 (11/08) 08/63263

Semiannual Report

September 30, 2008

Columbia Masters Heritage Portfolio

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund and hope you will find the portfolio management details, discussions and performance information helpful in monitoring your investments. As we’ve seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It’s important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■

Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■	News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■	Monthly and quarterly performance information.
■

Portfolio holdings. Full holdings are updated monthly for money market funds except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■	Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you’ll receive secured, 24-hour access to*:

■	Mutual fund account details with balances, dividend and transaction information
■	Fund Tracker to customize your homepage with current net asset values for the funds that interest you
■	On-line transactions including purchases, exchanges and redemptions
■	Account maintenance for updating your address and dividend payment options
■	Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

*	Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Fund Profile – Columbia Masters Heritage Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–10.33% Class A shares (without sales charge)
–10.87% S&P 500 Index
–2.70% Lehman Brothers U.S. Intermediate Government/Credit Bond Index

Summary

■

For the six-month period that ended September 30, 2008, the portfolio’s Class A shares returned negative 10.33% without sales charge. This compares with returns of negative 10.87% and negative 2.70%, respectively, for the its primary benchmarks, the S&P 500 Index[1] and the Lehman Brothers U.S. Intermediate Government/Credit Bond Index.[2] The average return of funds in its peer group, the Lipper Global Flexible Portfolio Funds Classification, was negative 12.50%.[3] The portfolio invests in shares of three Columbia funds, dividing its assets equally among Columbia Strategic Investor Fund, Columbia Marsico 21st Century Fund and Columbia Strategic Income Fund.

■

In an environment that was challenging for all segments of the financial markets, the underlying funds in the portfolio underperformed their primary individual benchmarks. Columbia Marsico 21st Century Fund underperformed the Russell 3000 Index[4], returning negative 14.50% compared to the negative 10.27% return for the index. Columbia Strategic Investor Fund underperformed the Russell 1000 Index[5], returning negative 11.96% compared to negative 11.06% for the index. Columbia Strategic Income Fund underperformed the Lehman Brothers Government/Credit Bond Index[6], returning negative 4.06% compared to negative 3.12% for the index.

■

The economic landscape weakened considerably near the end of the period as a credit crisis and rising unemployment weighed on consumer demand. However, the Federal Reserve and the U.S. Treasury have taken steps to restore confidence in the capital markets and we believe they will continue to pursue options to prevent a protracted economic downturn. In this environment, we believe that investors who stay focused on their goals have the potential to benefit from the broad diversification offered by Columbia Masters Heritage Portfolio, even though diversification does not ensure a profit or guarantee against a loss.

Portfolio Management

Vikram J. Kuriyan has managed the portfolio since February 2006 and has been with the advisor or its predecessors or affiliate organizations since 2000.

The outlook for this portfolio may differ from that presented for other Columbia Funds.

[1]	The Standard & Poor’s S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.
[2]	The Lehman Brothers U.S. Intermediate Government/Credit Bond Index tracks the performance of intermediate term US government and corporate bonds.
[3]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

[4]	The Russell 3000 Index measures the performance of 3,000 of the largest US companies, based on market capitalization.
[5]	The Russell 1000 Index measures the performance of 1,000 of the largest US companies, based on market capitalization.
[6]	The Lehman Brothers Government/Credit Bond Index tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1

Fund Profile – Columbia Masters Heritage Portfolio

Asset allocation cannot eliminate the risk of fluctuating prices and uncertain returns.

The portfolio is a “fund of funds.”

A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments.

Investments in small- and mid-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid.

Value stocks may also be subject to specific business risks that have caused the stocks to be out of favor.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa. Lower quality debt securities involve greater risk of default or price volatility from changes in credit quality of individual issuers.

2

Performance Information – Columbia Masters Heritage Portfolio

Annual operating expense ratio (%)*

Class A	1.46
Class B	2.21
Class C	2.21
Class Z	1.21

Annual operating expense ratio after contractual waivers (%)*

Class A	1.12
Class B	1.87
Class C	1.87
Class Z	0.87

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report. The contractual waiver expires 07/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/08 ($)
Class A	8.91
Class B	8.95
Class C	8.95
Class Z	8.89

Distributions declared per share

04/01/08 – 09/30/08 ($)
Class A	0.44
Class B	0.41
Class C	0.41
Class Z	0.46

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 02/15/06 – 09/30/08 ($)

Sales charge	without	with
Class A	10,243	9,654
Class B	10,049	9,780
Class C	10,049	10,049
Class Z	10,303	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Masters Heritage Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Inception	02/15/06		02/15/06		02/15/06		02/15/06
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–10.33	–15.46	–10.65	–14.94	–10.65	–11.51	–10.14
1-year	–16.52	–21.35	–17.12	–21.05	–17.12	–17.90	–16.31
Life	0.92	–1.33	0.18	–0.84	0.18	0.18	1.14

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

3

Understanding Your Expenses – Columbia Masters Heritage Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee.

This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

04/01/08 – 09/30/08
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	896.72	1,023.82	1.19	1.27	0.25
Class B	1,000.00	1,000.00	893.51	1,020.05	4.75	5.06	1.00
Class C	1,000.00	1,000.00	893.51	1,020.05	4.75	5.06	1.00
Class Z	1,000.00	1,000.00	898.62	1,025.07	—	—	—

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Columbia Masters Heritage Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

4

Investment Portfolio – Columbia Masters Heritage Portfolio

September 30, 2008 (Unaudited)

Investment Companies (a) – 100.4%	Shares	Value ($)
Columbia Marsico 21st Century Fund, Class Z	2,650,286	32,810,546
Columbia Strategic Income Fund, Class Z	6,202,048	33,987,221
Columbia Strategic Investor Fund, Class Z	2,039,782	32,881,288

Total Investment Companies (cost of $114,235,771)		99,679,055

Total Investments – 100.4% (cost of $114,235,771) (b)		99,679,055

Other Assets & Liabilities, Net – (0.4)%		(414,707)

Net Assets – 100.0%		99,264,348

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.

(b)	Cost for federal income tax purposes is $114,235,771.

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia Masters Heritage Portfolio

September 30, 2008 (Unaudited)

		($)
Assets	Affiliated investments, at cost	114,235,771

	Affiliated investments, at value	99,679,055
	Receivable for:
	Investments sold	183,971
	Receivable for portfolio shares sold	190,789
	Expense reimbursement due from investment advisor	29,715
	Other assets	97

	Total Assets	100,083,627

Liabilities	Payable to custodian bank	683
	Payable for:
	Portfolio shares repurchased	628,245
	Distributions	523
	Transfer agent fee	16,258
	Trustees’ fees	34,913
	Legal fee	47,914
	Pricing and bookkeeping fees	2,170
	Custody fee	998
	Distribution and service fees	46,899
	Reports to shareholders	20,964
	Chief compliance officer expenses	125
	Other liabilities	19,587

	Total Liabilities	819,279

	Net Assets	99,264,348

Net Assets Consist of	Paid-in capital	114,570,477
	Overdistributed net investment income	(2,836)
	Accumulated net realized loss	(746,577)
	Net unrealized appreciation (depreciation) on investments	(14,556,716)

	Net Assets	99,264,348

Class A	Net assets	$58,352,889
	Shares outstanding	6,545,967
	Net asset value per share	$8.91	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($8.91/0.9425)	$9.45	(b)

Class B	Net assets	$20,359,137
	Shares outstanding	2,274,582
	Net asset value and offering price per share	$8.95	(a)

Class C	Net assets	$18,735,667
	Shares outstanding	2,092,987
	Net asset value and offering price per share	$8.95	(a)

Class Z	Net assets	$1,816,655
	Shares outstanding	204,350
	Net asset value, offering and redemption price per share	$8.89

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

6

Statement of Operations – Columbia Masters Heritage Portfolio

For the Six Months Ended September 30, 2008 (Unaudited)

		($)
Investment Income	Dividends from affiliates	1,223,508

Expenses	Distribution fee:
	Class B	86,895
	Class C	80,929
	Service fee:
	Class A	83,210
	Class B	28,965
	Class C	26,976
	Transfer agent fee	60,789
	Pricing and bookkeeping fees	13,019
	Trustees’ fees	11,699
	Custody fee	2,672
	Legal fee	33,840
	Reports to shareholders	25,415
	Chief compliance officer expenses	300
	Other expenses	33,526

	Total Expenses	488,235

	Fees and expenses waived or reimbursed by investment advisor	(181,120)
	Expense reductions	(140)

	Net Expenses	306,975

	Net Investment Income	916,533

Net Realized and Unrealized Loss on investments	Realized loss on affiliated investments	(500,983)
	Net change in unrealized depreciation on investments	(12,246,358)

	Net Loss	(12,747,341)

	Net Decrease Resulting from Operations	(11,830,808)

See Accompanying Notes to Financial Statements.

7

Statements of Changes in Net Assets – Columbia Masters Heritage Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)
Operations	Net investment income	916,533	2,743,229
	Net realized gain (loss) on investments and capital gains distributions received	(500,983)	3,948,717
	Net change in unrealized depreciation on investments	(12,246,358)	(4,794,451)

	Net Increase (Decrease) Resulting from Operations	(11,830,808)	1,897,495

Distributions to Shareholders	From net investment income:
	Class A	(653,860)	(1,866,486)
	Class B	(138,760)	(415,085)
	Class C	(129,015)	(381,557)
	Class Z	(23,287)	(84,174)
	From net realized gains:
	Class A	(2,240,360)	(210,256)
	Class B	(765,491)	(77,710)
	Class C	(715,834)	(71,028)
	Class Z	(71,619)	(9,693)

	Total Distributions to Shareholders	(4,738,226)	(3,115,989)

	Net Increase from Share Transactions	3,375,962	21,011,509

	Total Increase (Decrease) in Net Assets	(13,193,072)	19,793,015

Net Assets	Beginning of period	112,457,420	92,664,405
	End of period	99,264,348	112,457,420
	Undistributed (overdistributed) net investment income at end of period	(2,836)	25,553

See Accompanying Notes to Financial Statements.

8

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Masters Heritage Portfolio
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	841,796	8,638,225	2,413,403	26,288,366
Distributions reinvested	284,491	2,780,162	177,485	1,978,008
Redemptions	(916,946)	(9,156,080)	(1,408,116)	(15,412,330)

Net increase	209,341	2,262,307	1,182,772	12,854,044

Class B
Subscriptions	196,511	2,025,088	566,259	6,199,054
Distributions reinvested	88,881	876,153	42,502	475,788
Redemptions	(218,302)	(2,189,566)	(261,460)	(2,837,472)

Net increase	67,090	711,675	347,301	3,837,370

Class C
Subscriptions	230,638	2,389,536	722,950	7,915,244
Distributions reinvested	76,985	759,020	36,283	406,103
Redemptions	(248,189)	(2,462,004)	(425,252)	(4,625,721)

Net increase	59,434	686,552	333,981	3,695,626

Class Z
Subscriptions	25,542	263,690	199,498	2,224,238
Distributions reinvested	9,454	92,015	8,164	90,989
Redemptions	(61,595)	(640,277)	(154,506)	(1,690,758)

Net increase (decrease)	(26,599)	(284,572)	53,156	624,469

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Masters Heritage Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,		Period Ended March 31, 2006 (a)
Class A Shares			2008	2007
Net Asset Value, Beginning of Period	$10.39		$10.42	$10.19	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.10		0.29	0.31	0.03
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.14)		0.04	0.56	0.17

Total from Investment Operations	(1.04)		0.33	0.87	0.20

Less Distributions to Shareholders:
From net investment income	(0.10)		(0.32)	(0.28)	(0.01)
From net realized gains	(0.34)		(0.04)	(0.36)	—

Total Distributions to Shareholders	(0.44)		(0.36)	(0.64)	(0.01)

Net Asset Value, End of Period	$8.91		$10.39	$10.42	$10.19
Total return (d)(e)	(10.33	)%(f)	2.96%	8.77%	2.01	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	0.25	%(i)	0.25%	0.25%	0.25	%(i)
Waiver/Reimbursement	0.32	%(i)	0.34%	0.48%	6.51	%(i)
Net investment income (c)(h)	1.91	%(i)	2.81%	2.98%	2.04	%(i)
Portfolio turnover rate	5	%(f)	8%	2%	—
Net assets, end of period (000’s)	$58,353		$65,837	$53,710	$13,131

(a)	Class A shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the portfolio invests, if these expenses were included, the expense ratios would have been higher.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Masters Heritage Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,		Period Ended March 31, 2006 (a)
Class B Shares			2008	2007
Net Asset Value, Beginning of Period	$10.43		$10.42	$10.19	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.06		0.22	0.23	0.01
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.13)		0.03	0.57	0.18

Total from Investment Operations	(1.07)		0.25	0.80	0.19

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.20)	(0.21)	—	(d)
From net realized gains	(0.34)		(0.04)	(0.36)	—

Total Distributions to Shareholders	(0.41)		(0.24)	(0.57)	—	(d)

Net Asset Value, End of Period	$8.95		$10.43	$10.42	$10.19
Total return (e)(f)	(10.65	)%(g)	2.22%	7.96%	1.91	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	1.00	%(j)	1.00%	1.00%	1.00	%(j)
Waiver/Reimbursement	0.32	%(j)	0.34%	0.48%	6.51	%(j)
Net investment income (c)(i)	1.16	%(j)	2.08%	2.24%	0.90	%(j)
Portfolio turnover rate	5	%(g)	8%	2%	—
Net assets, end of period (000’s)	$20,359		$23,020	$19,388	$4,700

(a)	Class B shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Masters Heritage Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,		Period Ended March 31, 2006 (a)
Class C Shares			2008	2007
Net Asset Value, Beginning of Period	$10.43		$10.42	$10.19	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.06		0.22	0.23	0.01
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.13)		0.03	0.57	0.18

Total from Investment Operations	(1.07)		0.25	0.80	0.19

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.20)	(0.21)	—	(d)
From net realized gains	(0.34)		(0.04)	(0.36)	—

Total Distributions to Shareholders	(0.41)		(0.24)	(0.57)	—	(d)

Net Asset Value, End of Period	$8.95		$10.43	$10.42	$10.19
Total return (e)(f)	(10.65	)%(g)	2.22%	7.96%	1.91	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	1.00	%(j)	1.00%	1.00%	1.00	%(j)
Waiver/Reimbursement	0.32	%(j)	0.34%	0.48%	6.51	%(j)
Net investment income (c)(i)	1.16	%(j)	2.09%	2.23%	0.80	%(j)
Portfolio turnover rate	5	%(g)	8%	2%	—
Net assets, end of period (000’s)	$18,736		$21,207	$17,715	$2,958

(a)	Class C shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Masters Heritage Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,		Period Ended March 31, 2006 (a)
Class Z Shares			2008	2007
Net Asset Value, Beginning of Period	$10.36		$10.41	$10.18	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.11		0.34	0.35	0.02
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(1.12)		0.01	0.55	0.17

Total from Investment Operations	(1.01)		0.35	0.90	0.19

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.36)	(0.31)	(0.01)
From net realized gains	(0.34)		(0.04)	(0.36)	—

Total Distributions to Shareholders	(0.46)		(0.40)	(0.67)	(0.01)

Net Asset Value, End of Period	$8.89		$10.36	$10.41	$10.18
Total return (d)(e)	(10.14	)%(f)	3.14%	9.04%	1.94	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	—		—	—	—
Waiver/Reimbursement	0.32	%(i)	0.34%	0.48%	6.51	%(i)
Net investment income (c)(h)	2.14	%(i)	3.30%	3.45%	1.48	%(i)
Portfolio turnover rate	5	%(f)	8%	2%	—
Net assets, end of period (000’s)	$1,817		$2,393	$1,851	$92

(a)	Class Z shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the portfolio invests, if these expenses were included, the expense ratios would have been higher.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

13

Notes to Financial Statements – Columbia Masters Heritage Portfolio

September 30, 2008 (Unaudited)

Note 1. Organization

Columbia Masters Heritage Portfolio (the “Portfolio”), a series of Columbia Funds Series Trust (the “Trust”), is a diversified portfolio. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Investment Objective

The Portfolio seeks capital appreciation. The Portfolio generally invests in Class Z shares of Columbia Strategic Investor Fund, Columbia Marsico 21st Century Fund and Columbia Strategic Income Fund (the “Underlying Funds”). The Underlying Funds are advised by Columbia Management Advisors, LLC (“Columbia”) or its affiliates.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust may issue an unlimited number of shares, and the Portfolio offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Portfolio’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

On April 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008 in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$99,679,055	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$99,679,055	$—

14

Columbia Masters Heritage Portfolio

September 30, 2008 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Portfolio and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Portfolio are charged to the Portfolio.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$2,824,281
Long-Term Capital Gains	291,708

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$112
Unrealized depreciation	(14,556,828)
Net unrealized depreciation	$(14,556,716)

Under Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 (“FIN 48”) management determines whether a tax position of the Portfolio is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit

15

Columbia Masters Heritage Portfolio

September 30, 2008 (Unaudited)

to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Portfolio. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Portfolio’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. The Portfolio does not pay any fee to Columbia for its investment advisory services.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation from the Portfolio for its administrative services.

Pricing and Bookkeeping Fees

The Portfolio has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolio. The Portfolio has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

The Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Portfolio’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2008, these minimum account balance fees reduced total expenses by $140.

16

Columbia Masters Heritage Portfolio

September 30, 2008 (Unaudited)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Portfolio’s shares. For the six month period ended September 30, 2008, the Distributor has retained net underwriting discounts of $34,921 on sales of the Portfolio’s Class A shares and received net CDSC fees of $41,518 and $1,221 on Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Portfolio and a combined distribution and shareholder servicing plan for Class A shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments for the shareholder servicing plans are made at an annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares. Payments for the distribution plans are made at an annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares. The Portfolio’s Class A shares pay a combined distribution and service fee at an annual rate of 0.25% pursuant to the Portfolio’s combined servicing and distribution plan for Class A shares. Payments under the plans are charged as expenses directly to the applicable share class.

Fee Waivers and Expense Reimbursements

Columbia has contractually agreed to waive fees and reimburse the Portfolio for certain expenses through July 31, 2009, so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, will not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that this expense limitation will continue after July 31, 2009.

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees” in the Statement of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended September 30, 2008, the Portfolio did not have any expense reductions due to custody credits.

Note 6. Portfolio Information

For the six month period ended September 30, 2008, the cost of purchases and proceeds from sales of securities were $5,348,740 and $6,414,309, respectively.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit,

17

Columbia Masters Heritage Portfolio

September 30, 2008 (Unaudited)

both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2008, the Portfolio did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of September 30, 2008, the Portfolio had one shareholder that held 6.9% of the Portfolio’s outstanding shares, over which BOA and/or its affiliates did not have investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Portfolio.

Note 9. Significant Risks and Contingencies

Risk Factors of the Portfolio and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Trust also serve as officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which a Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Portfolio’s management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains, and could also increase transaction costs. Columbia, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolio. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolio and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds may also engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

18

Columbia Masters Heritage Portfolio

September 30, 2008 (Unaudited)

Legal Proceedings

Columbia Masters Heritage Portfolio did not commence operations until after the events that resulted in the regulatory proceedings and litigation described below.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

19

Columbia Masters Heritage Portfolio

September 30, 2008 (Unaudited)

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 10. Subsequent Event

On October 16, 2008 the uncommitted and committed lines of credit discussed in Note 7 were terminated and amended, respectively. The uncommitted line of credit was terminated. The Portfolio and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Portfolio’s borrowing limit as set forth in the Portfolio’s registration statement. Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% and the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

20

Important Information About This Report – Columbia Masters Heritage Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Masters Heritage Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website, www.columbiamanagement.com.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the portfolio, contact your Columbia Management representative or financial advisor or go to www.columbiafunds.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

21

Columbia Masters Heritage Portfolio

Semiannual Report, September 30, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/156284-0908 (11/08) 08/63264

Semiannual Report

September 30, 2008

Municipal Bond Funds

■	Columbia Short Term Municipal Bond Fund

■	Columbia California Intermediate Municipal Bond Fund

■	Columbia Georgia Intermediate Municipal Bond Fund

■	Columbia Maryland Intermediate Municipal Bond Fund

■	Columbia North Carolina Intermediate Municipal Bond Fund

■	Columbia South Carolina Intermediate Municipal Bond Fund

■	Columbia Virginia Intermediate Municipal Bond Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia fund and hope you will find the portfolio management details, discussions and performance information helpful in monitoring your investments. As we’ve seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It’s important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■

Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■	News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■	Monthly and quarterly performance information.
■

Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■	Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you’ll receive secured, 24-hour access to*:

■	Mutual fund account details with balances, dividend and transaction information
■	Fund Tracker to customize your homepage with current net asset values for the funds that interest you
■	On-line transactions including purchases, exchanges and redemptions
■	Account maintenance for updating your address and dividend payment options
■	Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

*	Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Fund Profile – Columbia Short Term Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

0.53% Class A shares (without sales charge)

0.78% Merrill Lynch 1-3 Year U.S. Municipal Index

Morningstar Style Box

Fixed Income Maturity

The Morningstar Style Box reveals a fund’s investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of quarter-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 6/30/08.

Summary

■

For the six-month period that ended September 30, 2008, the fund’s Class A shares returned 0.53% without sales charge. The Merrill Lynch 1-3 Year U.S. Municipal Index returned 0.78% for the six-month period.[1] Fees, which the fund incurs, but index does not, generally accounted for the shortfall relative to the benchmark. In addition, the benchmark had the higher weight in prerefunded bonds, which had strong performance during the period. Refunding occurs when an issuer takes advantage of lower interest rates by issuing new bonds and investing the proceeds, often in Treasury securities, to pay off or retire older bonds. The average return of the fund’s peer group, the Lipper Short Municipal Debt Funds Classification, was 0.15%.[2] Given the high level of uncertainty and volatility in the market, we believe the fund’s emphasis on high credit quality securities aided performance relative to its peers. In addition, changes in the portfolio’s duration during the period contributed positively to performance. Duration is a measure of interest rate sensitivity. We raise duration when we think interest rates are going to fall and shorten duration when we think interest rates are going to rise. If we are right in our call, as we were during this period, our decision enhances performance.

■

During the period, we adjusted the fund’s duration relative to its benchmark — from long to short to long and once again to short — in anticipation of changing interest rates. These well-timed moves, plus positive cash inflows, gave the fund heavy cash positions, allowing us to take advantage of opportunities when the markets weakened. We also increased the fund’s exposure to the health care sector as the yield difference between health care bonds and high-grade AAA[3] municipals widened. We focused on AA and single A rated bonds.

■

We have positioned the portfolio with a bias toward highly rated securities. Because the yield difference among bonds of varying credit quality (but the same maturity) has widened, our goal is to add to the fund’s single A quality holdings as its BBB-rated securities mature, while keeping the average credit rating[3] in the AA range. Although the short-term municipal market experienced a sharp selloff near the end of the period, we believe this positioning should help the fund capitalize on any rebound. We believe that municipals remain fundamentally strong, and recent volatility has offered many opportunities to buy securities at attractive prices.

[1]

The Merrill Lynch 1-3 Year U.S. Municipal Index tracks the performance of investment-grade US tax-exempt bonds with remaining terms to final maturity of at least one year and less than three years. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

[3]

The credit quality ratings represent those of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”) credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security’s credit quality does not eliminate risk.

1

Fund Profile (continued) – Columbia Short Term Municipal Bond Fund

Portfolio Management

James M. D’Arcy has managed Columbia Short Term Municipal Bond Fund since June 2007 and has been associated with the advisor or its predecessors or affiliate organizations since 1999.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

2

Performance Information – Columbia Short Term Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*
Class A	0.76
Class B	1.51
Class C	1.51
Class Z	0.51

Annual operating expense ratio after contractual waivers (%)*
Class A	0.65
Class B	1.40
Class C	1.40
Class Z	0.40

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 07/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share as of 09/30/08 ($)
Class A	10.23
Class B	10.23
Class C	10.23
Class Z	10.23

Distributions declared per share 04/01/08 – 09/30/08 ($)
Class A	0.14
Class B	0.11
Class C	0.11
Class Z	0.16

A portion of the fund’s income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund’s ordinary income, and is taxable when distributed.

Performance of a $10,000 investment 10/01/98 – 09/30/08 ($)

Sales charge	without	with
Class A	13,599	13,466
Class B	12,711	n/a
Class C	12,643	12,643
Class Z	13,937	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Short Term Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/08 (%)

Share class	A		B	C		Z
Inception	11/02/93		10/12/93	05/19/94		10/07/93
Sales charge	without	with	without	without	with	without
6-month (cumulative)	0.53	–0.44	0.15	0.15	–0.84	0.65
1-year	3.26	2.26	2.49	2.49	1.49	3.63
5-year	2.19	1.97	1.45	1.45	1.45	2.46
10-year	3.12	3.02	2.43	2.37	2.37	3.38

The “with sales charge” returns include the maximum initial sales charge of 1.00% for Class A shares, and the applicable contingent deferred sales charge of 1.00% for Class C shares in the first year after purchase. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

3

Understanding Your Expenses – Columbia Short Term Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class, You will find this number in the column labeled “actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

04/01/08 – 09/30/08
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,005.31	1,021.81	3.27	3.29	0.65
Class B	1,000.00	1,000.00	1,001.50	1,018.05	7.02	7.08	1.40
Class C	1,000.00	1,000.00	1,001.50	1,018.05	7.02	7.08	1.40
Class Z	1,000.00	1,000.00	1,006.52	1,023.06	2.01	2.03	0.40

As a fund shareholder, you incur two types of costs. There are transaction costs,

which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Fund Profile – Columbia California Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–1.89% Class A shares (without sales charge)

–0.45% Lehman Brothers Municipal Quality Intermediate Index

–1.36% Lehman Brothers 3-15 Year Blend Municipal Bond Index

Morningstar Style Box

Fixed Income Maturity

The Morningstar Style Box reveals a fund’s investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of quarter-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 6/30/08.

Summary

■

For the six-month period that ended September 30, 2008, the fund’s Class A shares returned negative 1.89% without sales charge. Effective September 2, 2008, the fund changed its benchmark to Lehman Brothers 3-15 Year Blend Municipal Bond Index[1] from Lehman Brothers Municipal Quality Intermediate Index[2] because we believe that the Lehman Brothers 3-15 Year Blend Municipal Bond Index more closely reflects the Fund’s weighted average maturity, duration and quality than the previous benchmark of the fund. During the same period, the fund’s new benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index, returned negative 1.36%, and its former benchmark, the Lehman Brothers Municipal Quality Intermediate Bond Index, returned negative 0.45%. The average return for the fund’s peer group, the Lipper California Intermediate Municipal Debt Funds Classification, was negative 2.00%[3] over the six-month period. An overweight in longer-maturity issues, as well as the fund’s state specific focus, hampered returns relative to the Lehman indices, which are national in scope. We believe the fund’s stake in bonds with maturities of 10 years or less was higher than its competitors, helping it hold up a bit better than the average fund in its peer group in a difficult period for municipal bonds overall.

■

The financial markets remained extremely volatile, hurt by a widespread credit crunch that resulted in the collapse of established financial institutions and a sharp deterioration in investor confidence. Despite our belief that softer economic conditions would drive bond yields lower, yields rose — and bond prices declined — with some of the biggest changes coming from longer-term issues. The fund had more exposure than its benchmarks to 10- to 20-year bonds, which underperformed shorter-maturity issues and hampered returns.

Lower quality bonds lagged higher quality issues, as investors became more risk averse. Among the fund’s weakest performers were tobacco bonds, which represent only a small percentage of net assets. These are lower investment-grade bonds issued by the state and some local issuers and secured by a master settlement agreement between the state and the various tobacco companies. The fund also suffered versus the Lehman indices as worries over whether the California state budget would be passed in timely fashion and how the deficit would be addressed caused local and state municipal bond yields to rise sharply and prices to drop. Hedge fund selling further pressured the market.

■

At the period’s end, California’s economy remained in recession with revenues falling faster than expected. Sales tax revenues, personal and corporate income taxes have all been lower than expected. The state’s weak housing market, rising unemployment and a decline in capital gains poses added challenges. The state balanced its budget with one-time revenue sources, which are less favorable than ongoing revenues. After the end of this reporting period, Standard & Poor’s put the state’s A+ rating[4] on review for possible downgrade. The rating agency was concerned about the state’s prospects of raising short-term funds. However, California was successful in raising $4 billion in short-term notes. Going forward, we hope to take advantage of selected buying opportunities among sectors that could remain under pressure, including medium quality (A and BAA rated) bonds, but with continued economic challenges we will expect wide yield differentials and be selective should we find securities we view as attractive.

[1]

The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

[2]

The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

[3]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads. Funds in the Lipper California Intermediate Municipal Debt Funds Classification invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specific state basis.

[4]

The credit quality ratings represent those of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”) credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security’s credit quality does not eliminate risk.

5

Fund Profile (continued) – Columbia California Intermediate Municipal Bond Fund

Portfolio Management

Gary Swayze has managed Columbia California Intermediate Municipal Bond Fund since April 2007 and has been associated with the fund or its predecessors or affiliate organizations since 1997.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

6

Performance Information – Columbia California Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*
Class A	0.92
Class B	1.67
Class C	1.67
Class Z	0.67

Annual operating expense ratio after contractual waivers (%)*
Class A	0.76
Class B	1.51
Class C	1.51
Class Z	0.51

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 07/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share as of 09/30/08 ($)
Class A	9.17
Class B	9.16
Class C	9.17
Class Z	9.15

Distributions declared per share 04/01/08 – 09/30/08 ($)
Class A	0.15
Class B	0.12
Class C	0.12
Class Z	0.17

A portion of the fund’s income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund’s ordinary income, and is taxable when distributed.

Performance of a $10,000 investment inception – 09/30/08 ($)

Sales charge	without	with
Class A	11,363	10,994
Class B	10,957	10,957
Class C	10,854	10,854
Class Z	11,692	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia California Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Inception	09/09/02		08/29/02		09/11/02		08/19/02
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–1.89	–5.09	–2.26	–5.16	–2.26	–3.23	–1.77
1-year	–0.95	–4.15	–1.69	–4.56	–1.69	–2.65	–0.71
5-year	1.88	1.20	1.12	1.12	1.12	1.12	2.13
Life	2.13	1.57	1.51	1.51	1.36	1.36	2.59

The “with sales charge” returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

7

Understanding Your Expenses – Columbia California Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class, You will find this number in the column labeled “actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs,

which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/08 – 09/30/08
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	981.10	1,021.31	3.72	3.80	0.75
Class B	1,000.00	1,000.00	977.39	1,017.55	7.44	7.59	1.50
Class C	1,000.00	1,000.00	977.39	1,017.55	7.44	7.59	1.50
Class Z	1,000.00	1,000.00	982.30	1,022.56	2.48	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

8

Fund Profile – Columbia Georgia Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–2.56% Class A shares (without sales charge)
–0.45% Lehman Brothers Municipal Quality Intermediate Index
–1.36% Lehman Brothers 3-15 Year Blend Municipal Bond Index

Morningstar Style Box

Fixed Income Maturity

The Morningstar Style Box reveals a fund’s investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of quarter-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 06/30/08.

Summary

■

For the six-month period that ended September 30, 2008, the fund’s Class A shares returned negative 2.56% without sales charge. Effective September 2, 2008, the fund changed its benchmark to Lehman Brothers 3-15 Year Blend Municipal Bond Index[1] from Lehman Brothers Municipal Quality Intermediate Index[2] because we believe that the Lehman Brothers 3-15 Year Blend Municipal Bond Index more closely reflects the Fund’s weighted average maturity, duration and quality than the previous benchmark of the fund. The fund’s new benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index, returned negative 1.36% for the period. The fund’s former benchmark, the Lehman Brothers Municipal Quality Intermediate Index, returned negative 0.45%. The fund’s state specific focus hampered returns relative to its benchmarks, which are national in scope. The average return for the fund’s peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification, was negative 1.89%.[3] Longer-maturity and lower quality issues hampered fund performance relative to its peer group.

■

As market conditions grew increasingly challenging and investors became more risk averse, shorter-term and higher quality municipal bonds outperformed longer-maturity and lower quality issues. The fund had an 11% stake in bonds with maturities between 15 and 20 years because we believed that they offered better long-term total return potential than bonds with one- to five-year maturities. However, in the past six months, yields on longer-maturity issues rose more than those on shorter-maturity issues, which meant longer-term bond prices fell more than shorter-term bond prices. Lower-rated issues in the portfolio, including a 16% weight in A-rated bonds[4] and a 5% investment in longer-maturity Puerto Rico bonds, further pressured performance. In addition, issue selection within the hospital sector detracted from returns.

■

The fund benefited from owning pre-refunded bonds, which tend to have better credit quality and shorter maturities after refunding. Pre-refunding occurs when an issuer goes to market with a new bond issue and puts the proceeds from the sale of a new bond issue into an escrow account to pay off an older, higher interest-rate issue.

■

We believe that Georgia will maintain its high AAA credit rating[4], despite unsettling economic times. Our confidence comes from the state’s history of fiscal conservatism and rapid response to past budgetary pressures. Georgia’s fiscal standing is further backed by ample financial reserves, well-funded employee pension plans, a track record of above-average job creation and a diverse economic base. However, in the current economic contraction, we believe that a combination of spending cuts, use of reserve funds or revenue increases may be necessary. In keeping with our focus on total return, we recently sold short-term bonds and boosted to 20% the fund’s stake in bonds with seven- to 10-year maturities. Looking ahead, we believe that the contraction in the economy, coupled with lower inflation expectations, have the potential to lead to lower interest rates and growing investor demand. Both factors should benefit fixed-income returns.

[1]

The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

[2]

The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

[3]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads. Funds in the Lipper Other States Intermediate Municipal Debt Funds Classification invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specific state basis.

[4]

The credit quality ratings represent those of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”) credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security’s credit quality does not eliminate risk.

9

Fund Profile (continued) – Columbia Georgia Intermediate Municipal Bond Fund

Portfolio Management

Kimberly A. Campbell has managed the fund since April 2007 and has been associated with the fund or its predecessors or affiliate organizations since 1995.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

10

Performance Information – Columbia Georgia Intermediate Municipal Bond Fund

Performance of a $10,000 investment 10/01/98 – 09/30/08 ($)

Sales charge	without	with
Class A	13,437	13,003
Class B	12,486	12,486
Class C	12,470	12,470
Class Z	13,773	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Georgia Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/08 (%)
Share class	A		B		C		Z
Inception	05/04/92		06/07/93		06/17/92		03/01/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–2.56	–5.75	–2.93	–5.80	–2.93	–3.89	–2.44
1-year	–1.91	–5.08	–2.74	–5.57	–2.65	–3.60	–1.67
5-year	1.78	1.10	1.02	1.02	1.02	1.02	2.03
10-year	3.00	2.66	2.25	2.25	2.23	2.23	3.25

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*
Class A	0.96
Class B	1.71
Class C	1.71
Class Z	0.71

Annual operating expense ratio after contractual waivers (%)*
Class A	0.76
Class B	1.51
Class C	1.51
Class Z	0.51

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 07/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share as of 09/30/08 ($)
Class A	9.90
Class B	9.90
Class C	9.90
Class Z	9.90

Distribution declared per share 04/01/08 – 09/30/08 ($)
Class A	0.19
Class B	0.15
Class C	0.15
Class Z	0.20

A portion of the fund’s income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund’s ordinary income, and is taxable when distributed.

The “with sales charge” returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

11

Understanding Your Expenses – Columbia Georgia Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class, You will find this number in the column labeled “actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs,

which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/08 – 09/30/08
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	974.38	1,021.31	3.71	3.80	0.75
Class B	1,000.00	1,000.00	970.72	1,017.55	7.41	7.59	1.50
Class C	1,000.00	1,000.00	970.72	1,017.55	7.41	7.59	1.50
Class Z	1,000.00	1,000.00	975.58	1,022.56	2.48	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

12

Fund Profile – Columbia Maryland Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–2.06% Class A shares (without sales charge)
–0.45% Lehman Brothers Municipal Quality Intermediate Index
–1.36% Lehman Brothers 3-15 Year Blend Municipal Bond Index

Morningstar Style Box

Fixed Income Maturity

The Morningstar Style Box reveals a fund’s investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of quarter-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 06/30/08.

Summary

■

For the six-month period that ended September 30, 2008, the fund’s Class A shares returned negative 2.06% without sales charge. Effective September 2, 2008, the fund changed its benchmark to Lehman Brothers 3-15 Year Blend Municipal Bond Index[1] from Lehman Brothers Municipal Quality Intermediate Index[2] because we believe that the Lehman Brothers 3-15 Year Blend Municipal Bond Index more closely reflects the Fund’s weighted average maturity, duration and quality than the previous benchmark of the fund. The fund’s new benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index, returned negative 1.36% for the period, while its former benchmark, the Lehman Brothers Municipal Quality Intermediate Index, returned negative 0.45%. The fund’s state specific focus hampered returns relative to its benchmarks, which are national in scope. The average return for the fund’s peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification, was negative 1.89%.[3] Weak returns from some longer-maturity holdings and from the health care sector contributed to the fund’s underperformance relative to its peer group.

■

As a crisis in the financial markets mounted and investors grew increasingly risk averse, the yield difference between higher and lower quality issues widened and higher quality bonds outperformed. Although yields increased and bond prices fell across all maturities, yields on longer-maturity issues rose more than those on shorter-maturity bonds. In an effort to balance risk and return, we spread our investments across the maturity spectrum for intermediate bonds with a focus on higher quality issues. Investments in high quality bonds with maturities of less than five years were particularly helpful in offsetting some of the weakness from the fund’s exposure to medium-quality (A and BBB) bonds[4] in the 15- to 20-year maturity range. Among the latter were investments in the health care sector, which underperformed as their yields rose more than those in the overall market. Insured bonds issued by the Baltimore Convention Center Hotel (3.2% of net assets) also were weak performers because the insurer had been downgraded and concerns arose about the convention center hotel’s prospects in a weak economy.

■

We believe that Maryland’s outlook bodes well for municipal bond investors. The state has a high AAA or equivalent credit rating[4], reflecting a diverse, relatively strong economy and history of excellent fiscal management. The federal government’s presence is particularly strong, with further growth anticipated from the military’s effort to reorganize bases. Looking ahead, the state will have to find ways to bolster revenues, which could be crimped by continued weakness in the economy, depressed financial markets and the housing market slump. In particular, a slowdown in consumer spending could hurt consumer-driven industries, such as retailing, while a slower global economy will affect export sales. We plan to keep our focus on higher quality issues within the intermediate maturity range while looking for selected buying opportunities among medium-quality issues.

[1]

The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

[2]

The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

[3]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads. Funds in the Lipper Other States Intermediate Municipal Debt Funds Classification invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specific state basis.

[4]

The credit quality ratings represent those of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”) credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security’s credit quality does not eliminate risk.

13

Fund Profile (continued) – Columbia Maryland Intermediate Municipal Bond Fund

Portfolio Management

Gary Swayze has managed the fund since April 2007 and has been associated with the advisor or its predecessors or affiliate organizations since 1997.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Non-diversified investments increase the risk that a change in the value of any one investment held by the fund could affect the overall value of the fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund’s value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

14

Performance Information – Columbia Maryland Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.92
Class B	1.67
Class C	1.67
Class Z	0.67

Annual operating expense ratio after contractual waivers (%)*

Class A	0.76
Class B	1.51
Class C	1.51
Class Z	0.51

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 07/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share as of 09/30/08 ($)

Class A	10.04
Class B	10.04
Class C	10.04
Class Z	10.04

Distributions declared per share 04/01/08 – 09/30/08 ($)

Class A	0.19
Class B	0.15
Class C	0.15
Class Z	0.20

A portion of the fund’s income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund’s ordinary income, and is taxable when distributed.

Performance of a $10,000 investment 10/01/98 – 09/30/08 ($)

Sales charge	without	with
Class A	13,317	12,879
Class B	12,375	12,375
Class C	12,360	12,360
Class Z	13,647	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Maryland Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Inception	09/01/90		06/08/93		06/17/92		09/01/90
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–2.06	–5.24	–2.53	–5.41	–2.43	–3.40	–1.94
1-year	–1.27	–4.44	–2.10	–4.95	–2.01	–2.96	–1.11
5-year	1.40	0.73	0.64	0.64	0.64	0.64	1.65
10-year	2.91	2.56	2.15	2.15	2.14	2.14	3.16

The “with sales charge” returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

15

Understanding Your Expenses – Columbia Maryland Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class, You will find this number in the column labeled “actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

04/01/08 – 09/30/08
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	979.39	1,021.31	3.72	3.80	0.75
Class B	1,000.00	1,000.00	974.68	1,017.55	7.43	7.59	1.50
Class C	1,000.00	1,000.00	975.68	1,017.55	7.43	7.59	1.50
Class Z	1,000.00	1,000.00	980.60	1,022.56	2.48	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

As a fund shareholder, you incur two types of costs. There are transaction costs,

which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

16

Fund Profile – Columbia North Carolina Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–1.94% Class A shares (without sales charge)

–0.45% Lehman Brothers Municipal Quality Intermediate Index

–1.36% Lehman Brothers 3-15 Year Blend Municipal Bond Index

Morningstar Style Box

Fixed Income Maturity

The Morningstar Style Box reveals a fund’s investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of quarter-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 06/30/08.

Summary

■

For the six-month period that ended September 30, 2008, the fund’s Class A shares returned negative 1.94% without sales charge. Effective September 2, 2008, the fund changed its benchmark to Lehman Brothers 3-15 Year Blend Municipal Bond Index[1] from Lehman Brothers Municipal Quality Intermediate Index[2] because we believe that the Lehman Brothers 3-15 Year Blend Municipal Bond Index more closely reflects the Fund’s weighted average maturity, duration and quality than the previous benchmark of the fund. The fund’s new benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index, returned negative 1.36% and its former benchmark, the Lehman Brothers Municipal Quality Intermediate Index, returned negative 0.45%. The average return of the fund’s peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification, was negative 1.89%.[3] An overweight in BBB-rated[4] bonds and a longer average maturity hampered returns versus the Lehman benchmarks and, we believe, versus its peer group, as bonds with shorter maturities were favored by investors.

■

A period of extreme dislocation in the investment markets triggered an investor flight to quality that favored higher quality and shorter-maturity bonds. Although the fund has a substantial stake in higher quality securities, its exposure to higher-yielding, lower quality investments proved costly. Among the worst performers were BBB-rated hospital bonds as well as BBB-rated[4] Puerto Rico bonds. An investment in some Tennessee Energy Acquisition Corp. bonds (0.7% of net assets) with AA- ratings and a guarantee from investment bank Goldman Sachs also hurt, as investor confidence in the guarantor deteriorated. A sizable stake in bonds with eight- to 15-year maturities further hampered returns.

Refunded bonds, which were about 17% of assets, helped performance. Refunding occurs when an issuer takes advantage of lower interest rates by issuing new bonds and investing the proceeds, often in Treasury securities, to pay off or retire older bonds. Refunded bonds did well because the process shortens their maturities and boosts their credit quality. A sizable stake in bonds that had AAA ratings[4] on their own merits, rather than as a result of any type of credit enhancement, further aided returns as did during the period some Treasury market futures contracts.

■

At the end of the period, the credit markets remained troubled, leaving municipal issuers with little access to capital markets. The financial crisis had taken a toll on banks that provide letters of credit to municipal issuers, further reducing borrowers’ options. We believe new issuance from North Carolina could remain tight until the credit markets thaw. Going forward, we believe that the fund will benefit from a substantial stake in high quality issuers. At period end, about 75% of assets were in bonds with AAA or AA ratings[4] or cash equivalents.

[1]

The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

[2]

The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

[3]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads. Funds in the Lipper Other States Intermediate Municipal Debt Funds Classification invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specific state basis.

[4]

The credit quality ratings represent those of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”) credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security’s credit quality does not eliminate risk.

17

Fund Profile (continued) – Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio Management

Maureen Newman has managed the fund since April 2007 and has been associated with the advisor or its predecessors or affiliate organizations since 1996.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

18

Performance Information – Columbia North Carolina Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.92
Class B	1.67
Class C	1.67
Class Z	0.67

Annual operating expense ratio after contractual waivers (%)*

Class A	0.76
Class B	1.51
Class C	1.51
Class Z	0.51

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 07/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share as of 09/30/08 ($)

Class A	9.70
Class B	9.70
Class C	9.70
Class Z	9.69

Distributions declared per share 04/01/08 – 09/30/08 ($)

Class A	0.19
Class B	0.15
Class C	0.15
Class Z	0.20

A portion of the fund’s income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund’s ordinary income, and is taxable when distributed.

Performance of a $10,000 investment 10/01/98 – 09/30/08 ($)

Sales charge	without	with
Class A	13,502	13,068
Class B	12,548	12,548
Class C	12,528	12,528
Class Z	13,823	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia North Carolina Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/08 (%)

Share Class	A		B		C		Z
Inception	12/14/92		06/07/93		12/16/92		12/11/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–1.94	–5.14	–2.31	–5.20	–2.31	–3.27	–1.82
1-year	–2.19	–5.40	–2.83	–5.65	–2.92	–3.87	–1.95
5-year	1.66	1.00	0.92	0.92	0.90	0.90	1.92
10-year	3.05	2.71	2.30	2.30	2.28	2.28	3.29

The “with sales charge” returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

19

Understanding Your Expenses – Columbia North Carolina Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class, You will find this number in the column labeled “actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs,

which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/08 – 09/30/08
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	980.60	1,021.31	3.72	3.80	0.75
Class B	1,000.00	1,000.00	976.89	1,017.55	7.43	7.59	1.50
Class C	1,000.00	1,000.00	976.89	1,017.55	7.43	7.59	1.50
Class Z	1,000.00	1,000.00	981.80	1,022.56	2.48	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

20

Fund Profile – Columbia South Carolina Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–2.17% Class A shares (without sales charge)

–0.45% Lehman Brothers Municipal Quality Intermediate Index

–1.36% Lehman Brothers 3-15 Year Blend Municipal Bond Index

Morningstar Style Box

Fixed Income Maturity

The Morningstar Style Box reveals a fund’s investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of quarter-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 06/30/08.

Summary

■

For the six-month period that ended September 30, 2008, the fund’s Class A shares returned negative 2.17% without sales charge. Effective September 2, 2008, the fund changed its benchmark to Lehman Brothers 3-15 Year Blend Municipal Bond Index[1] from Lehman Brothers Municipal Quality Intermediate Index[2] because we believe that the Lehman Brothers 3-15 Year Blend Municipal Bond Index more closely reflects the Fund’s weighted average maturity, duration and quality than the previous benchmark of the fund. The fund’s new benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index, returned negative 1.36% while its former benchmark, the Lehman Brothers Municipal Quality Intermediate Index, returned negative 0.45%. The fund also trailed the negative 1.89% average return of its peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification.[3] Although the fund had a substantial stake in high quality securities, an overweight in BBB-rated[4] bonds, as well as the fund’s longer average maturity, hampered returns relative to its benchmarks and, to a lesser extent, we believe, relative to its peer group.

■

Deteriorating credit market conditions led to increased risk aversion and a flight to higher quality investments. As the yield difference between higher- and lower-quality bonds widened, lower-quality bonds came up short. Among the disappointments were some BBB-rated Puerto Rico bonds[4], which underperformed because of their lower credit quality. Other detractors included AA- rated bonds issued by Tennessee Energy Acquisition Corporation (0.7% of net assets), which were hurt by concerns surrounding the guarantee they carry from investment bank Goldman Sachs Corp.

Our bias toward issues with eight to 15-year maturities further detracted from returns. Zero coupon bonds issued for Three Rivers Solid Waste Authority (0.6% of net assets) were among the longer-term issues that performed poorly. Zero coupon bonds, which sell at a deep discount to face value, also lagged because of their greater sensitivity to interest rate changes. An underweight in the shortest-maturity, highest quality bonds further hampered returns. During the period the fund benefited from some Treasury futures contracts as Treasury bond prices fell.

■

By the end of the period, fewer new bonds were being issued because turmoil in the credit markets had limited access to the capital markets for municipalities. The financial crisis also took its toll on banks that provide letters of credit to municipal issuers, further reducing issuers’ options. Municipal bonds, however, continued to trade in the secondary market and bids for South Carolina bonds, many of which carry high credit ratings, remained strong. The fund ended the period well positioned for further credit volatility with about 70% of its assets in cash equivalents or high-quality bonds[4] rated AA or AAA.

[1]

The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

[2]

The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

[3]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads. Funds in the Lipper Other States Intermediate Municipal Debt Funds Classification invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specific state basis.

[4]

The credit quality ratings represent those of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”) credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security’s credit quality does not eliminate risk.

21

Fund Profile (continued) – Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio Management

Maureen Newman has managed the fund since April 2007 and has been associated with the advisor or its predecessors or affiliate organizations since 1996.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

22

Performance Information – Columbia South Carolina Intermediate Municipal Bond Fund

Performance of a $10,000 investment 10/01/98 – 09/30/08 ($)

Sales charge	without	with
Class A	13,703	13,255
Class B	12,747	12,747
Class C	12,729	12,729
Class Z	14,042	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia South Carolina Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/08 (%)

Share Class	A		B		C		Z
Inception	05/05/92		06/08/93		06/17/92		01/06/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–2.17	–5.38	–2.43	–5.32	–2.43	–3.39	–2.04
1-year	–1.96	–5.13	–2.69	–5.52	–2.69	–3.64	–1.81
5-year	1.93	1.27	1.20	1.20	1.18	1.18	2.19
10-year	3.20	2.86	2.46	2.46	2.44	2.44	3.45

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.90
Class B	1.65
Class C	1.65
Class Z	0.65

Annual operating expense ratio after contractual waivers (%)*

Class A	0.75
Class B	1.50
Class C	1.50
Class Z	0.50

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 07/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share as of 09/30/08 ($)

Class A	9.61
Class B	9.62
Class C	9.62
Class Z	9.61

Distributions declared per share 04/01/08 – 09/30/08 ($)

Class A	0.19
Class B	0.15
Class C	0.15
Class Z	0.20

A portion of the fund’s income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund’s ordinary income, and is taxable when distributed.

The “with sales charge” returns include the maximum initial sales charge of 3.25% for class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

23

Understanding Your Expenses – Columbia South Carolina Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class, You will find this number in the column labeled “actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs,

which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/08 – 09/30/08
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	978.29	1,021.31	3.72	3.80	0.75
Class B	1,000.00	1,000.00	975.68	1,017.55	7.43	7.59	1.50
Class C	1,000.00	1,000.00	975.68	1,017.55	7.43	7.59	1.50
Class Z	1,000.00	1,000.00	979.59	1,022.56	2.48	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

24

Fund Profile – Columbia Virginia Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/08

–2.05% Class A shares (without sales charge)

–0.45% Lehman Brothers Municipal Quality Intermediate Index

–1.36% Lehman Brothers 3-15 Year Blend Municipal Bond Index

Morningstar Style Box

Fixed Income Maturity

The Morningstar Style Box reveals a fund’s investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of quarter-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 06/30/08.

Summary

■

For the six-month period that ended September 30, 2008, the fund’s Class A shares returned negative 2.05% without sales charge. Effective September 2, 2008, the fund changed its benchmark to Lehman Brothers 3-15 Year Blend Municipal Bond Index[1] from Lehman Brothers Municipal Quality Intermediate Index[2] because we believe that the Lehman Brothers 3-15 Year Blend Municipal Bond Index more closely reflects the Fund’s weighted average maturity, duration and quality than the previous benchmark of the fund. The fund’s new benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index, returned negative 1.36% for the period. Its former benchmark, the Lehman Brothers Municipal Quality Intermediate Index, returned negative 0.45%. The average return for the peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification, was negative 1.89%.[3] The fund lost ground relative to its benchmarks and, we believe, relative to its peer group from investments in longer-maturity and lower quality issues.

■

The past six months were challenging ones for municipal bond investors as the mortgage debacle led to extreme dislocation in the financial markets. Liquidity dried up, credit markets froze and a number of major financial institutions faced the possibility of bankruptcy. The Federal Reserve Board used various monetary tools in an attempt to shore up the sector but was unsuccessful in restoring investor confidence. Against this backdrop, new municipal bond issuance fell off sharply. As the yield difference between lower- and higher-quality bonds widened, high-grade issues outperformed. Investors also favored shorter maturity bonds.

■

The fund’s roughly 9% stake in longer-maturity bonds, which included a small investment in the education sector, hampered returns. Issue selection in the hospital sector further detracted from performance, as did some holdings in longer-maturity, lower quality[4] Puerto Rico bonds. Among the few bright spots were pre-refunded bonds and multi-family housing bonds. Pre-refunding, which occurs when an issuer takes advantage of lower interest rates by issuing new bonds and setting aside the proceeds to pay off or retire older bonds, effectively shortens the maturity and boosts the quality of the older bonds. Multi-family housing bonds, which tend to be more defensive, did not decline as much as bonds in other sectors.

■

We believe that the fund was well positioned at period end with about 9% of its assets in longer-maturity bonds and another 20% in bonds with seven- to 10-year maturities, both of which offer attractive total return potential. An economic contraction and a decline in inflation, both of which are consistent with our outlook, have the potential to benefit municipal bond prices. We believe that the Commonwealth of Virginia will maintain its AAA credit rating[4], benefiting from the legislature’s demonstrated willingness to appropriate funds to service debt and the state’s diverse economic base. In the near term, however, the state could be susceptible to cutbacks as the economy slows.

[1]

The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

[2]

The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

[3]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads. Funds in the Lipper Other States Intermediate Municipal Debt Funds Classification invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specific state basis.

[4]

The credit quality ratings represent those of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”) credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security’s credit quality does not eliminate risk.

25

Fund Profile (continued) – Columbia Virginia Intermediate Municipal Bond Fund

Portfolio Management

Kimberly A. Campbell has managed the fund since April 2007 and has been associated with the advisor or its predecessors or affiliate organizations since 1995.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

26

Performance Information – Columbia Virginia Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.87
Class B	1.62
Class C	1.62
Class Z	0.62

Annual operating expense ratio after contractual waivers (%)*

Class A	0.75
Class B	1.50
Class C	1.50
Class Z	0.50

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 07/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share as of 09/30/08 ($)

Class A	10.25
Class B	10.25
Class C	10.25
Class Z	10.25

Distributions declared per share 04/01/08 – 09/30/08 ($)

Class A	0.19
Class B	0.15
Class C	0.15
Class Z	0.20

A portion of the fund’s income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund’s ordinary income, and is taxable when distributed.

Performance of a $10,000 investment 10/01/98 – 09/30/08 ($)

Sales charge	without	with
Class A	13,786	13,341
Class B	12,809	12,809
Class C	12,796	12,796
Class Z	14,127	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Virginia Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Inception	12/05/89		06/07/93		06/17/92		09/20/89
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–2.05	–5.25	–2.42	–5.30	–2.42	–3.38	–1.92
1-year	–0.74	–3.97	–1.48	–4.36	–1.49	–2.44	–0.49
5-year	2.00	1.32	1.23	1.23	1.24	1.24	2.25
10-year	3.26	2.92	2.51	2.51	2.50	2.50	3.52

The “with sales charge” returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

27

Understanding Your Expenses – Columbia Virginia Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class, You will find this number in the column labeled “actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs,

which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/08 – 09/30/08
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	979.49	1,021.31	3.72	3.80	0.75
Class B	1,000.00	1,000.00	975.78	1,017.55	7.43	7.59	1.50
Class C	1,000.00	1,000.00	975.78	1,017.55	7.43	7.59	1.50
Class Z	1,000.00	1,000.00	980.80	1,022.56	2.48	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

28

Investment Portfolio – Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds – 89.6%

		Par ($)	Value ($)
Education – 3.9%
Education – 3.9%
AL Public School & College Authority	Series 2007, 5.000% 12/01/11	10,215,000	10,761,400

FL University Athletic Association, Inc.	Series 2006, AMT,
	LOC: SUNTRUST Bank
	3.800% 10/01/31 (a)	3,510,000	3,526,322

GA Private Colleges & Universities Authority	Emory University, Series 2008 B, 5.000% 09/01/11	4,000,000	4,199,400

NY Troy Industrial Development Authority	Rensselaer Polytechnic Institute, Series 2002 E, 4.050% 04/01/37	2,500,000	2,474,300

PA University Pittsburgh Of The Commonwealth Systems Of Higher Education	PANTHERS – Pittsburgh Asset Notes Series 2007, 5.000% 08/01/10	3,500,000	3,646,335

TX University of Texas Permanent University Fund	Series 2006, 5.000% 07/01/09	5,795,000	5,915,304

	Education Total		30,523,061

Education Total			30,523,061

Health Care – 6.3%
Health Services – 2.0%
AZ Health Facilities Authority	Banner Health System, Series 2008 D, 5.000% 01/01/12	2,000,000	2,037,680

CO Health Facilities Authority	Catholic Health Initiatives: Series 2008 C-4, 3.750% 10/01/41 (a)	5,000,000	5,010,150
	Series 2008 C-6, 3.950% 09/01/36 (a)	1,625,000	1,635,920

IN Finance Authority	Ascension Health Series 2008 E-4, 3.500% 11/15/36	5,350,000	5,346,362

MI Kent Hospital Financial Authority	Series 2008 A, 5.000% 01/15/47	1,300,000	1,315,392

	Health Services Total		15,345,504

Hospitals – 4.1%
IL Health Facilities Authority	Riverside Health Systems,
	Series 2000,
	Pre-refunded 11/15/10,
	6.850% 11/15/29	4,000,000	4,364,360

See Accompanying Notes to Financial Statements.

29

Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)
MA Health & Educational Facilities Authority	Caregroup Inc., Series 2008 E-2, 5.000% 07/01/12	2,500,000	2,548,600

MA Industrial Finance Agency	Massachusetts Biomedical Research Corp.,
	Series 1989 A-2 (b) 08/01/10	5,750,000	5,419,490

MD Health & Higher Educational Facilities Authority	Johns Hopkins Hospital,
	Series 2008, 5.000% 05/15/42 (a)	4,450,000	4,605,972

NV Reno Hospital	Renown Regional Medical Center Project
	Series 2007 A: 5.000% 06/01/11	650,000	664,170
	5.000% 06/01/12	815,000	828,040
	5.000% 06/01/13	500,000	505,815

NY New York St Dormitory Authority	Mental Health Services Facilities:
	Series 2008 B, 4.000% 02/15/10	2,330,000	2,368,352
	Series 2008 E, 5.000% 02/15/11	2,170,000	2,261,097

OK Development Finance Authority	Integris Baptist Medical Center,
	Series 2008 B, 5.000% 08/15/11	4,590,000	4,710,258

PA Allegheny County Hospital Development Authority	University of Pittsburgh Medical Center
	Series 2008 A, 5.000% 09/01/11	2,600,000	2,665,260

TX Tarrant County Cultural Education Facilities Finance Corp.	Scott and White Memorial Hospital,
	Series 2008, 5.000% 08/15/11	1,275,000	1,304,236

	Hospitals Total		32,245,650

Nursing Homes – 0.2%
CO Health Facilities Authority	Evangelical Lutheran Foundation,
	Series 2004 B, 3.750% 06/01/34 (a)	1,500,000	1,501,650

	Nursing Homes Total		1,501,650

Health Care Total			49,092,804

Housing – 6.1%
Multi-Family – 2.3%
GA Clayton County Housing Authority	GCC Ventures LLC,
	Series 2001, Guarantor: FNMA 4.350% 12/01/31 (a)	3,125,000	3,200,500

See Accompanying Notes to Financial Statements.

30

Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Housing (continued)
Multi-Family (continued)
IL State Housing Development Authority	Series 2006 G: 3.850% 01/01/09	700,000	701,925
	3.900% 01/01/10	1,595,000	1,608,350

KY Housing Corp.	Clarksdale Rental III Limited,
	Series 2007, AMT, LOC: JPMorgan Chase Bank 4.000% 09/01/09	4,400,000	4,434,056

LA Housing Finance Agency	Series 2006, AMT,
	GIC: DEPFA Bank PLC 9.296% 12/01/37 (a)	1,500,000	1,500,000

MA Housing Finance Agency	Series 2004 A, AMT, Insured: FSA
	4.250% 07/01/10	6,630,000	6,687,681

	Multi-Family Total		18,132,512

Single-Family – 3.8%
DE Housing Authority	Single Family Mortgage,
	Series 2008 B, 4.250% 07/01/33 (c)	6,000,000	5,943,960

KY Housing Corp.	Series 2005 B, AMT,
	SPA: BNP Paribas 8.760% 01/01/09	1,063,994	1,063,994

ND Housing Finance Agency Revenue	Home Mortgage Finance,
	Series 2007 C, AMT, 4.250% 10/08/08	10,000,000	10,003,200

NY Mortgage Agency	Series 2006 136, 3.980% 10/01/17 (a)	2,180,000	2,180,087

VA Housing Development Authority Commonwealth Mortgage	Series 2004 A Subser A-2, AMT, 3.450% 07/01/09	2,580,000	2,586,579
	Series 2004 A Subser A-3, AMT, 3.850% 04/01/10	2,400,000	2,407,488

VA Housing Development Authority	Series 2004 A, AMT: 3.700% 10/01/09	2,960,000	2,975,807
	3.900% 10/01/10	2,740,000	2,751,261

	Single-Family Total		29,912,376

Housing Total			48,044,888

See Accompanying Notes to Financial Statements.

31

Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other – 13.2%
Other – 2.0%
GA Main Street Natural Gas, Inc.	Series 2007 B, LOC: Merrill Lynch & Co., Inc.
	5.000% 03/15/09	5,000,000	4,975,850

OH American Municipal Power, Inc.	Series 2007 A, GTY AGMT: Goldman Sachs Group, Inc.
	5.000% 02/01/10	3,000,000	2,917,830

TN Energy Acquisition Corporation	Series 2006 A, 5.000% 09/01/09	3,750,000	3,682,050

TX Municipal Gas Acquisition & Supply Corp.	Series 2006, A, 5.000% 12/15/10	1,500,000	1,460,745

TX Municipal Gas Acquisition & Supply Corp. Il	Series 2007, 2.289% 09/15/10 (a)	2,505,000	2,354,700

	Other Total		15,391,175

Pool/Bond Bank – 1.2%
MI Municipal Bond Authority	Series 2002, 5.250% 06/01/09	7,500,000	7,640,700
	Series 2003 A, 5.250% 06/01/10	1,900,000	1,973,948

	Pool/Bond Bank Total		9,614,648

Refunded/Escrowed (d) – 9.8%
CA Statewide Communities Development Authority	Corporate Fund for Housing, Series 1999 A,
	Pre-refunded 12/01/09,
	6.500% 12/01/29	11,785,000	12,512,134

GA Atlanta Airport Facilities	Series 2000 A, Pre-refunded 01/01/10,
	Insured: FGIC:
	5.500% 01/01/22	1,725,000	1,800,262
	5.600% 01/01/30	6,955,000	7,267,001

GA State	Series 1994 B, Escrowed to Maturity,
	5.250% 03/01/09	100,000	101,230

IL Chicago Sales Tax	Series 1999, Pre-refunded 01/01/09,
	Insured: FGIC
	5.375% 01/01/30	4,565,000	4,640,368

IL Chicago Water Revenue	Series 2000,
	Pre-refunded 11/01/10 5.875% 11/01/30	4,000,000	4,297,280

See Accompanying Notes to Financial Statements.

32

Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed (d) (continued)
LA State	Series 2000 A,
	Pre-refunded 11/15/10, Insured: FGIC 5.250% 11/15/17	5,005,000	5,270,415

MI Plymouth Canton Community School District	Series 1999,
	Pre-refunded 05/01/09, 4.750% 05/01/14	2,475,000	2,510,492

MS State	Capital Improvements,
	Series 2002, Pre-refunded 11/01/12, Insured: FGIC 5.250% 11/01/13	7,925,000	8,512,877

OK Development Finance Authority	Hillcrest Health Medical Center,
	Series 1999, Pre-refunded 08/15/09, 5.625% 08/15/29	14,500,000	15,053,900

PA Philadelphia	Series 2001,
	Pre-refunded 03/15/11, Insured: FSA 5.000% 09/15/31	8,000,000	8,359,360

SC Greenville County School District	Series 2002,
	Pre-refunded 12/01/12, 5.875% 12/01/16	5,475,000	6,065,862

VA Tobacco Settlement Financing Corp.	Series 2005,
	Pre-refunded to various dates commencing 06/11/09 4.000% 06/01/13	731,000	736,124

	Refunded/Escrowed Total		77,127,305

Tobacco – 0.2%
NJ Tobacco Settlement Financing Corporation	Series 2007 1-A, 4.125% 06/01/10	2,000,000	1,986,380

	Tobacco Total		1,986,380

Other Total			104,119,508

Other Industrial Development Bonds – 0.3%
Water & Sewer – 0.3%
MS Business Finance Corp.,	Waste Management, Inc., Series 2002, AMT,
	4.400% 03/01/27 (a)	2,375,000	2,328,379

	Water & Sewer Total		2,328,379

Other Industrial Development Bonds Total			2,328,379

See Accompanying Notes to Financial Statements.

33

Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Resource Recovery – 1.5%
Disposal – 1.1%
MD Northeast Waste Disposal Authority	Series 2003, AMT, Insured: AMBAC
	5.500% 04/01/11	8,425,000	8,612,541

	Disposal Total		8,612,541

Resource Recovery – 0.4%
VA Southeastern Public Services Authority	Series 1993 A, Insured: MBIA
	5.250% 07/01/10	3,000,000	3,120,540

	Resource Recovery Total		3,120,540

Resource Recovery Total			11,733,081

Tax-Backed – 33.6%
Local Appropriated – 1.1%
FL Palm Beach County School Board	Series 2002 E, Insured: AMBAC	7,625,000	7,987,492
	5.250% 08/01/12

SC Town of Newberry	Series 2005:
	4.000% 12/01/08	300,000	300,054
	5.000% 12/01/09	600,000	607,122

	Local Appropriated Total		8,894,668

Local General Obligations – 10.4%
AK North Slope Borough	Series 2000 B, Insured: MBIA
	(b) 06/30/11	11,850,000	10,719,273

FL Miami Dade County School District	Series 1996, Insured: MBIA
	5.000% 07/15/11	5,895,000	6,126,791

GA Richmond County Board of Education	Series 2007, 5.000% 10/01/10	2,000,000	2,086,300

IL Chicago Board Education	Series 1999 A, Insured: FGIC
	(b) 12/01/11	4,500,000	4,011,345

IL Chicago	Series 2001, Insured: FGIC
	5.500% 01/01/31	2,000,000	2,109,820

MD County of Prince Georges	Series 2006, 5.000% 09/15/10	4,900,000	5,118,001

MN City of Minneapolis	Series 2007, 5.000% 12/01/08	5,000,000	5,023,850

See Accompanying Notes to Financial Statements.

34

Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local General Obligations (continued)
MO St. Louis County Rockwood School District Number R-6	Series 2001, 5.250% 02/01/11	3,500,000	3,690,995

NM Albuquerque Municipal School District Number 12	Series 2008, 4.000% 08/01/10	6,300,000	6,440,679

NV Clark County School District	Series 2003 D, Insured: MBIA
	5.250% 06/15/10	4,000,000	4,164,520

NY New York	Series 2007 E, 5.000% 08/01/10	7,045,000	7,295,239

TN Memphis	Series 2006 B, Insured: MBIA
	5.000% 11/01/08	5,035,000	5,045,271

TN Shelby County	Public Improvement, Series 2001 A,
	5.000% 04/01/11	6,250,000	6,555,375

TX Montgomery County	Series 2006 B, SPA: DEPFA Bank, PLC
	5.000% 03/01/29	2,500,000	2,607,400

TX Plano Independent School District	Series 2002, 5.000% 02/15/12	3,335,000	3,521,093
	Series 2004, 5.000% 02/15/12	7,000,000	7,382,830

	Local General Obligations Total		81,898,782

Special Non-Property Tax – 8.2%
AR Fayetteville	Series 2005 B, Insured: MBIA
	4.000% 12/01/11	6,830,000	6,997,335

DC District Columbia Ballpark Revenue	Series 2006 B-1, Insured: FGIC
	5.000% 02/01/09	2,310,000	2,321,689

FL Department of Environmental Protection	Series 2008 A, 5.000% 07/01/11	4,865,000	5,028,951

FL Hurricane Catastrophe Fund	Series 2006 A: 5.000% 07/01/09	1,500,000	1,513,710
	5.000% 07/01/10	18,450,000	18,713,281

FL Pasco County School District Sales Tax Revenue	Series 2007, Insured: FSA
	5.000% 10/01/10	4,500,000	4,689,270

See Accompanying Notes to Financial Statements.

35

Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Non-Property Tax (continued)
FL St Lucie County School District Sales Tax Revenue	Series 2006, Insured: FGIC
	5.000% 10/01/09	1,000,000	1,020,360

FL St. Petersburg Public Improvement Revenue	Series 2001, Insured: MBIA
	5.000% 02/01/10	3,035,000	3,097,460

LA Facilities Authority Revenue	Hurricane Recovery Program
	Series 2007 Insured: AMBAC
	5.000% 06/01/11	3,000,000	3,088,650

OR Department of Administrative Services	Series 2002 B: Insured: FSA
	5.250% 05/01/15	6,020,000	6,245,028
	Insured: MBIA
	5.250% 05/01/16	6,085,000	6,283,736
	Series 2004 A, Insured: FSA	5,010,000	5,258,496
	5.000% 04/01/11

	Special Non-Property Tax Total		64,257,966

Special Property Tax – 0.2%
PR Convention Center District Authority	Hotel Occupancy Series 2006 A,
	5.000% 07/01/11	1,250,000	1,274,712

	Special Property Tax Total		1,274,712

State Appropriated – 2.4%
KS Development Finance Authority	Series 2004 F, Insured: AMBAC
	5.250% 10/01/11	2,250,000	2,381,715

NJ Economic Development Authority	Series 2008 W, 5.000% 09/01/11	4,705,000	4,902,563

NY Urban Development Corp.	Series 2002 A, 5.500% 01/01/17	2,325,000	2,436,600

VA Public Building Authority	Series 2008, 5.000% 08/01/11	9,000,000	9,484,560

	State Appropriated Total		19,205,438

State General Obligations – 11.3%
CA Economic Recovery	Series 2008 B, 5.000% 07/01/23 (a)	7,650,000	7,997,109

CA State	Series 2004, 5.000% 04/01/11	1,850,000	1,935,618

See Accompanying Notes to Financial Statements.

36

Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
State General Obligations (continued)
DC District Columbia	Series 2007 C, 4.000% 06/01/10	4,025,000	4,102,844

FL Board of Education	Series 2003 I, 5.000% 06/01/10	9,420,000	9,763,642
	Series 2005 A, 5.000% 06/01/11	4,090,000	4,281,780

GA State	Series 1994 B, 5.250% 03/01/09	4,900,000	4,963,112

MD State	Series 2004, 5.000% 02/01/11	4,750,000	4,988,830

MI State	Series 2008 A, 5.000% 05/01/12	3,670,000	3,862,748

NC State	Series 2007 A, 5.000% 03/01/11	7,500,000	7,888,800

NJ State	Series 1992 D, 6.000% 02/15/11	4,020,000	4,299,350
	Series 2002, Insured: FGIC
	5.250% 08/01/09	8,415,000	8,620,326

PA State	Series 2002, Insured: FSA
	5.000% 05/01/10	10,000,000	10,366,200

WA State	Series 2007 C, 5.000% 01/01/10	8,455,000	8,707,466
	Series 2007 D, 4.500% 01/01/10	7,400,000	7,578,414

	State General Obligations Total		89,356,239

Tax-Backed Total			264,887,805

Transportation – 15.2%
Air Transportation – 1.3%
OH Dayton Special Facilities	Air Freight Corp.,
	Series 1996 D, AMT, 6.200% 10/01/09	2,575,000	2,640,045

OH Dayton	Emery Air Freight Corp.:
	Series 1996 E, 6.050% 10/01/09	2,000,000	2,064,240
	Series 1996 F, 6.050% 10/01/09	3,000,000	3,096,360

See Accompanying Notes to Financial Statements.

37

Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Transportation (continued)
Air Transportation (continued)
TN Memphis Shelby County Airport Authority	FedEx Corp.,
	Series 2001, 5.000% 09/01/09	2,310,000	2,330,790

	Air Transportation Total		10,131,435

Airports – 6.1%
AZ Phoenix Civic Improvement Corp.	Series 2008 D, AMT, 5.250% 07/01/11	2,600,000	2,638,402

CO Denver City & County Airport	Series 2008 A1, AMT, 5.000% 11/15/11	5,000,000	5,062,400

DC Washington Metropolitan Airport Authority	Series 2007 B, AMT, Insured: AMBAC
	5.000% 10/01/11	5,000,000	5,041,550

FL Broward County Airport Systems Revenue	Series 1998 G, AMT, Insured: AMBAC
	4.500% 10/01/11	3,300,000	3,290,826

FL Greater Orlando Aviation Authority	Series 2008 A, AMT, Insured: FSA
	5.000% 10/01/10	5,625,000	5,711,850

FL Miami Dade County Aviation	Miami International Airport
	Series 2007 D, Insured: FSA 5.000% 10/01/10	1,745,000	1,809,687

KY Louisville Kentucky Regional Airport Authority	Series 2008 A, AMT, Insured: FSA
	5.000% 07/01/12	2,935,000	2,961,738

MN Minneapolis – St. Paul Metropolitan Airports Commission	Series 2008 A, AMT, 5.000% 01/01/11	1,805,000	1,834,061

NV Clark County Airport	Series 2006 A, Insured: AMBAC
	5.000% 07/01/10	6,750,000	6,932,587

PA Philadelphia Industrial Development Authority	Series 1998 A, AMT, Insured: FGIC:
	5.250% 07/01/09	3,410,000	3,437,791
	5.250% 07/01/12	5,000,000	5,006,200
	Series 2001 A, AMT, Insured: FGIC
	5.250% 07/01/09	4,085,000	4,118,293

	Airports Total		47,845,385

See Accompanying Notes to Financial Statements.

38

Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Transportation (continued)
Ports – 0.6%
NY Port Authority of New York & New Jersey	Series 2005, AMT, 3.750% 10/01/09	4,505,000	4,523,966

	Ports Total		4,523,966

Toll Facilities – 2.5%
KY Turnpike Authority	Series 2004 A, Insured: FGIC
	5.000% 07/01/10	5,000,000	5,184,900

LA Transportation Authority	Series 2005, 5.000% 09/01/09	5,000,000	5,110,500

NY State Thruway Authority Service Contract	Local Highway & Bridge, Series 2002,
	5.500% 04/01/11	3,000,000	3,181,770

PA Turnpike Commission	Series 2007 A, Insured: AMBAC
	4.000% 10/15/09	1,000,000	1,000,030

TX Transportation Commission	Series 2006, 5.000% 04/01/10	5,500,000	5,685,900

	Toll Facilities Total		20,163,100

Transportation – 4.7%
DE Transportation Authority Motor Fuel Tax	Series 2008 A, 5.000% 07/01/11	3,385,000	3,562,442

IL Chicago Transit Authority	Series 2006, Insured: AMBAC
	4.000% 06/01/10	6,075,000	6,174,265

IL Regional Transportation Authority	Series 1999, 5.750% 06/01/11	8,125,000	8,683,594

NY Metropolitan Transportation Authority	Series 2005 H, 5.250% 11/15/10	6,000,000	6,245,100

NY Triborough Bridge & Tunnel Authority	Series 1990, Insured: MBIA
	6.000% 01/01/11	5,000,000	5,337,650

SC Transportation Infrastructure	Series 2005 A, Insured: AMBAC
	5.000% 10/01/09	3,995,000	4,077,936

TX Transportation Commission	Series 2006 A, 5.000% 04/01/12	3,000,000	3,166,380

	Transportation Total		37,247,367

Transportation Total			119,911,253

See Accompanying Notes to Financial Statements.

39

Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities – 10.1%
Investor Owned – 1.6%
GA Burke County Development Authority	Georgia Power Company: Series 1994,
	3.750% 10/01/32	3,600,000	3,591,432
	Series 1995, 4.375% 10/01/32 (a)	2,760,000	2,781,362

OH Hamilton County Local District	Cinergy Corp., Series 1998, AMT,
	4.600% 06/01/23 (a)	5,000,000	5,030,350

TX Titus County Fresh Water Supply District	Southwestern Electric Power Co., Series 2008,
	4.500% 07/01/11	1,000,000	990,000

	Investor Owned Total		12,393,144

Municipal Electric – 6.0%
FL City of Palm Bay	Series 2002, Insured: FSA
	5.250% 10/01/09	625,000	632,400

FL Jacksonville Electric Authority	Series 2003 18, 5.000% 10/01/08	3,850,000	3,850,269

FL Kissimmee Utility Authority	Series 2001 B, Insured: AMBAC
	5.000% 10/01/14	7,195,000	7,398,762

GA Municipal Electric Authority	Series 2008 A, 5.000% 01/01/12	2,000,000	2,076,400

TX San Antonio Electric & Gas Systems	Series 2006 A, 5.000% 02/01/10	5,000,000	5,153,850

UT Intermountain Power Agency	Series 1985 F, SPA: Morgan Stanley Bank
	3.000% 07/01/15 (a)	4,000,000	3,987,040
	Series 2008 A, 5.250% 07/01/11	7,000,000	7,329,840

WA Energy Northwest	Series 2006 A, 5.000% 07/01/09	16,690,000	17,011,116

	Municipal Electric Total		47,439,677

Water & Sewer – 2.5%
FL Orlando Utilities Commission Water And Electric	Series 2008, 3.500% 10/01/25 (a)(c)	8,000,000	7,881,040

FL Reedy Creek Improvement District Utilities	Series 2004 2, 5.250% 10/01/10	3,000,000	3,115,020
	Series 2005 2
	Insured: AMBAC
	5.000% 10/01/10	2,500,000	2,583,825

See Accompanying Notes to Financial Statements.

40

Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Water & Sewer (continued)
TX Trinity River Wastewater Authority	Series 2008, 5.000% 08/01/10	6,150,000	6,386,591

	Water & Sewer Total		19,966,476

Utilities Total			79,799,297
	Total Municipal Bonds (cost of $709,807,037)		710,440,076
		Shares
Investment Company – 3.2%
	Columbia Tax-Exempt Reserves Capital Class (e)(f) (7 day yield of 6.818%)	25,291,029	25,291,029

	Total Investment Company (cost of $25,291,029)		25,291,029

Short-Term Obligations – 3.5%

Variable Rate Demand Notes (g) – 3.5%
FL Orange County Health Facilities Authority	Floater Certificates
	Series 531, LIQ FAC: Morgan Stanley Municipal Funding, Inc. 8.210% 11/15/21	11,000,000	11,000,000

NC Charlotte Mecklenburg Hospital Authority	Mercy Hospital,
	Series 2007 G,
	Insured: FSA,
	SPA: Dexia Credit Local
	8.050% 01/15/41	10,000,000	10,000,000

TX Gulf Coast Waste Disposal Authority	Exxon Mobil Corp.,
	Series 2001 B, AMT, 4.000% 06/01/25	6,900,000	6,900,000

Variable Rate Demand Notes Total			27,900,000
	Total Short-Term Obligations (cost of $27,900,000)		27,900,000

	Total Investments – 96.9% (cost of $762,998,066) (h)		763,631,105

	Other Assets & Liabilities, Net – 3.1%		24,183,904

	Net Assets – 100.0%		787,815,009

See Accompanying Notes to Financial Statements.

41

Columbia Short Term Municipal Bond Fund

September 30, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(b)	Zero coupon bond.

(c)	Security purchased on a delayed delivery basis.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	Investments in affiliates during the six month period ended September 30, 2008:

Security name: Columbia Tax-Exempt Reserves. Capital Class (7 day yield of 6.818%)

Shares as of 03/31/08:	9,000
Shares purchased:	386,984,029
Shares sold:	(361,702,000)
Shares as of 09/30/08:	25,291,029
Net realized gain/loss:	$—
Dividend income earned:	$204,964
Value at end of period:	$25,291,029

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(g)	Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at September 30, 2008.

(h)	Cost for federal income tax purposes is $762,998,066.

At September 30, 2008, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	33.6
Transportation	15.2
Other	13.2
Utilities	10.1
Housing	6.1
Health Care	6.3
Education	3.9
Resource Recovery	1.5
Other Industrial Development Bond	0.3

86.9
Variable rate demand notes	3.5
Investment Company	3.2
Other Assets & Liabilities, Net	3.1

100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guarantee Agreement
LOC	Letter of Credit.
LIQ FAC	Liquidity Facility
MBIA	MBIA Insurance Corp.
QSBLF	Qualified State Bond Loan Fund
SPA	Stand by Purchase Agreement

See Accompanying Notes to Financial Statements.

42

Investment Portfolio – Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds – 90.9%

		Par ($)	Value ($)
Education – 3.4%
Education – 3.4%
CA Education Facilities Authority	Pitzer College, Series 2005 A: 5.000% 04/01/25	1,270,000	1,165,543
	5.000% 10/01/25	1,250,000	1,140,288

CA Public Works Board	Series 2005 C, 5.000% 04/01/16	1,000,000	1,042,680
	Series 2005 D, 5.000% 05/01/15	1,000,000	1,053,990

CA University	Series 2003 A, Insured: FGIC 5.000% 11/01/12	1,325,000	1,392,442
	Series 2005 A, Insured: AMBAC 5.000% 11/01/12	1,000,000	1,053,620

PR University of Puerto Rico	Series 2006 Q, 5.000% 06/01/12	1,000,000	1,016,750

	Education Total		7,865,313

Education Total			7,865,313

Health Care – 7.4%
Continuing Care Retirement – 0.4%
CA Health Facilities Financing Authority	Nevada Methodist Homes, Series 2006, 5.000% 07/01/26	1,000,000	908,870

	Continuing Care Retirement Total		908,870

Hospitals – 7.0%
CA Loma Linda Hospital	Loma Linda University Medical Center, Series 2005 A: 5.000% 12/01/16	2,000,000	1,946,660
	5.000% 12/01/18	2,000,000	1,894,680
	5.000% 12/01/22	1,000,000	892,190

CA Municipal Finance Authority	Community Hospitals of Central California, Series 2013, 5.000% 02/01/13	1,150,000	1,145,412

CA Rancho Mirage Joint Powers Financing Authority	Series 1997 B, Insured: MBIA 4.875% 07/01/22	1,500,000	1,385,685

CA Statewide Communities Development Authority	Adventist Health System/West, Series 2005 A, 5.000% 03/01/17	1,000,000	986,930

See Accompanying Notes to Financial Statements.

43

Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)	John Muir Health, Series 2006 A, 5.000% 08/15/17	3,000,000	2,993,010
	Kaiser Foundation Health Plan, Series 2004 E, 3.875% 04/01/32 (a)	5,000,000	5,041,100

	Hospitals Total		16,285,667

Health Care Total			17,194,537

Housing – 0.4%
Single-Family – 0.4%
CA Department of Veteran Affairs	Series 2006 A, 4.500% 12/01/23	1,000,000	883,810

	Single-Family Total		883,810

Housing Total			883,810

Industrials – 0.2%
Oil & Gas – 0.2%
CA Roseville Natural Gas Financing Authority	Series 2007, 5.000% 02/15/11	500,000	490,505

Industrials Total			490,505

Other – 8.0%
Other – 0.8%
PR Commonwealth of Puerto Rico Government Development Bank	Series 2006 B, 5.000% 12/01/16	2,000,000	1,962,560

	Other Total		1,962,560

Refunded/Escrowed (b) – 5.7%
CA Department of Water Resources	Series 1998 T, Escrowed to Maturity, 5.500% 12/01/08	20,000	20,088

CA Foothill Eastern Transportation Corridor Agency	Series 1995 A, Pre-refunded 01/01/10, 7.150% 01/01/13	1,750,000	1,884,225

CA Health Facilities Finance Authority	Cedars-Sinai Medical Center, Series 1999 A, Pre-refunded 12/01/09, 6.125% 12/01/19	1,000,000	1,051,500
	Kaiser Permanente, Series 1998 A, Escrowed to Maturity, Insured: FSA 5.250% 06/01/12	2,000,000	2,043,320

See Accompanying Notes to Financial Statements.

44

Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed (b) (continued)
CA Indian Wells Redevelopment Agency	Series 2003 A, Pre-refunded 09/01/13, Insured: AMBAC 5.000% 09/01/14	1,005,000	1,081,169

CA Infrastructure & Economic Development Bank	American Center for Wine, Food & the Arts, Series 1999, Escrowed to Maturity, Insured: ACA 5.250% 12/01/08	1,040,000	1,043,921

CA Los Altos School District	Series 2001, Pre-refunded 08/01/11, 5.000% 08/01/14	1,290,000	1,365,478

CA Lucia Mar Unified School District	Series 2004 A, Pre-refunded 08/01/14, Insured: FGIC 5.250% 08/01/20	1,230,000	1,347,293

CA Orange County Water District	Series 2003 B, Pre-refunded 08/15/13, Insured: MBIA 5.375% 08/15/17	650,000	709,026

CA Sacramento Financing Authority	Series 2002 A, Pre-refunded 12/01/12, Insured: FSA 5.250% 12/01/17	1,000,000	1,082,340

CA San Mateo County Transit District	Series 1997 A, Escrowed to Maturity, Insured: MBIA 5.000% 06/01/13	1,180,000	1,267,155

CA State Department Water Resources	Series 2003 Y, Escrowed to Maturity, Insured: FGIC 5.000% 12/01/10	15,000	15,762

CA State Department Water Resources	Series 2001, Escrowed to Maturity, Insured: AMBAC 5.500% 12/01/09	5,000	5,189

CA Statewide Communities Development Authority	Series 1999, Escrowed to Maturity, 6.000% 07/01/09	330,000	337,513

	Refunded/Escrowed Total		13,253,979

See Accompanying Notes to Financial Statements.

45

Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Tobacco – 1.5%
CA County Tobacco Securitization Agency	Series 2006, (c) 06/01/21 (5.250% 12/01/10)	1,000,000	704,670

CA Golden State Tobacco Securitization Corp.	Series 2005 A, Insured: AMBAC 5.000% 06/01/14	1,250,000	1,294,612
	Series 2007 A-1, 5.000% 06/01/33	1,000,000	726,040

CA Tobacco Securitization Authority of Southern California	San Diego County Tobacco, Series 2006 A1, 5.000% 06/01/37	1,000,000	685,170

	Tobacco Total		3,410,492

Other Total			18,627,031

Resource Recovery – 0.9%
Disposal – 0.9%
CA Los Angeles Sanitation Equipment	Series 2003, Insured: FSA 5.000% 02/01/10	1,000,000	1,031,430
	Series 2005, Insured: FGIC 5.000% 02/01/13	1,000,000	1,058,000

	Disposal Total		2,089,430

Resource Recovery Total			2,089,430

Tax-Backed – 44.9%
Local Appropriated – 11.0%
CA Anaheim Public Financing Authority	Series 1997 C, Insured: FSA 6.000% 09/01/11	1,000,000	1,077,800

CA County of Riverside Certificates of Participation	Series 2005 A, Insured: FGIC 5.000% 11/01/17	1,465,000	1,511,660

CA County of San Diego Certificates of Participation	Series 2001, Insured: AMBAC 5.000% 11/01/11	1,000,000	1,044,470
	Series 2005, Insured: AMBAC 5.000% 11/15/19	2,030,000	2,036,882

CA Culver City School Facilities Financing Authority	Series 2005, 5.500% 08/01/23	1,490,000	1,523,317

See Accompanying Notes to Financial Statements.

46

Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local Appropriated (continued)
CA Foothill-De Anza Community College District	Series 2005, Insured: FGIC: 5.250% 08/01/18	1,000,000	1,058,450
	5.250% 08/01/21	1,000,000	996,050

CA Kings River Conservative District	Series 2004, 5.000% 05/01/14	3,135,000	3,134,404

CA Los Angeles Community Redevelopment Agency	Series 2005, Insured: AMBAC 5.000% 09/01/15	1,095,000	1,146,629

CA Los Angeles County Capital Asset Leasing Corp.	Series 2002 B, Insured: AMBAC 6.000% 12/01/12	1,000,000	1,086,120

CA Los Angeles Municipal Improvement Corp.	Series 2002 G, Insured: FGIC 5.250% 09/01/13	1,500,000	1,600,170

CA Oakland Joint Powers Financing Authority	Series 2008 B, 5.000% 08/01/22	2,000,000	1,913,200

CA Sacramento City Financing Authority	Series 2006, Insured: AMBAC 5.250% 12/01/22	1,000,000	986,270

CA San Francisco City & County Public Utilities Communication	Series 2003 A, Insured: MBIA 5.000% 10/01/13	1,000,000	1,047,970

CA San Francisco State Building Authority	Series 2005 A, 5.000% 12/01/12	3,000,000	3,152,940

CA San Mateo County Joint Powers Financing Authority	Series 2008 A, 5.000% 07/15/20	435,000	428,610

CA Santa Clara County Financing Authority	Series 1998 A, Insured: AMBAC 4.500% 05/15/12	1,075,000	1,086,653

CA Vista Certificates of Participation	Series 2007, Insured: MBIA 4.750% 05/01/21	750,000	713,550

	Local Appropriated Total		25,545,145

Local General Obligations – 18.1%
CA Antelope Valley Community College District	Series 2007, Insured: MBIA 5.250% 08/01/20	500,000	508,520

See Accompanying Notes to Financial Statements.

47

Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local General Obligations (continued)
CA Center Community College District	Series 2004 A, Insured: MBIA 5.250% 08/01/22	965,000	973,125

CA Central Valley School District Financing Authority	Series 1998 A, Insured: MBIA 6.150% 08/01/09	1,000,000	1,030,110

CA Compton Community College District	Series 2004 A, Insured: MBIA 5.250% 07/01/17	1,330,000	1,363,968

CA Desert Sands Unified School District	Series 2006, Insured: AMBAC (d) 06/01/16	1,000,000	694,260

CA East Bay Municipal Utility District	Series 2003 F, Insured: AMBAC 5.000% 04/01/15	1,000,000	1,035,120

CA East Side Union High School District California Santa Clara County	Series 2006, Insured: FSA 5.250% 09/01/20	1,280,000	1,320,845

CA Foothill-De Anza Community College District	Series 2002, Insured: FGIC 5.000% 08/01/14	975,000	1,011,163

CA Los Angeles Community College District	Series 2003 B, Insured: FSA 5.000% 08/01/12	500,000	531,445

CA Los Angeles Unified School District	Series 2006 G, Insured: AMBAC 5.000% 07/01/20	1,000,000	1,001,520

CA Los Angeles	Series 2004 A, Insured: MBIA 4.000% 09/01/13	1,000,000	1,023,300

CA Los Gatos Joint Union High School District	Series 2005, Insured: FSA 5.000% 12/01/17	2,000,000	2,079,980

CA Pajaro Valley Unified School District	Series 2005, Insured: FSA 5.250% 08/01/18	1,535,000	1,595,602

CA Palomar Pomerado Health	San Diego County, Series 2007 A, Insured: MBIA (d) 08/01/19	2,500,000	1,401,025

See Accompanying Notes to Financial Statements.

48

Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local General Obligations (continued)
CA Pasadena Area Community College District	Series 2006 C, Insured: AMBAC (d) 08/01/11	2,000,000	1,807,520

CA Rancho Santiago Community College District	Series 2005, Insured: FSA 5.250% 09/01/19	1,000,000	1,045,040

CA Rescue Unified School District	Series 2005, Insured: MBIA (d) 09/01/26	1,100,000	372,438

CA San Bernardino Community College District	Series 2005, Guarantor: PSFG 5.000% 08/01/17	3,000,000	3,076,770

CA San Diego Community College District	Series 2005, Insured: FSA (d) 05/01/15	1,000,000	752,080

CA San Mateo County Community College District	Series 2006 A, Insured: MBIA (d) 09/01/15	1,000,000	736,610

CA San Mateo Foster City School Facilities Financing Authority	Series 2005, Insured: FSA: 4.000% 08/15/12	1,000,000	1,027,180
	5.500% 08/15/19	2,000,000	2,116,540

CA San Ramon Valley Unified School District	Series 2004, Insured: FSA 5.250% 08/01/16	1,800,000	1,910,304

CA Santa Ana Unified School District	Series 2008 A, (d) 08/01/20	3,250,000	1,679,503

CA Saugus Union School District	Series 2006, Insured: FGIC 5.250% 08/01/21	1,000,000	985,980

CA Simi Valley School Financing Authority	Series 2007, Insured: FSA: 5.000% 08/01/18	1,045,000	1,090,572
	5.000% 08/01/23	2,405,000	2,355,529

CA South San Francisco School District	Series 2006, Insured: MBIA 5.250% 09/15/20	1,000,000	1,027,630

CA Southwestern Community College District	Series 2005, Insured: FGIC 5.250% 08/01/17	1,230,000	1,302,545

See Accompanying Notes to Financial Statements.

49

Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local General Obligations (continued)
CA Ventura County Community College District	Series 2005 B, Insured: MBIA 5.000% 08/01/18	1,000,000	1,028,490

CA West Contra Costa Unified School District	Series 2005, Insured: FGIC (d) 08/01/17	1,000,000	629,180

CA William S. Hart Union High School District	Series 2005 B, Insured: FSA (d) 09/01/22	2,000,000	923,400

CA Yosemite Community College District	Series 2005 A, Insured: FGIC 5.000% 08/01/16	2,505,000	2,621,508

	Local General Obligations Total		42,058,802

Special Non-Property Tax – 4.3%
CA Bay Area Government Association	Series 2006, Insured: FGIC 5.000% 08/01/17	2,000,000	2,050,600

CA Los Angeles County Metropolitan Transportation Authority	Series 1999 A-1, Insured: FSA 5.250% 07/01/10	3,500,000	3,599,015

CA Napa County Flood Protection & Watershed Improvement Authority	Series 2005, Insured: AMBAC 4.500% 06/15/12	1,000,000	1,044,930

CA Orange County Local Transportation Authority	Series 1992, Insured: AMBAC 6.200% 02/14/11	1,150,000	1,218,310

CA Statewide Communities Development Authority	Series 2003, 5.000% 07/01/13	1,000,000	1,069,620

CA State	Series 2004 A, Insured: FGIC 5.250% 07/01/14	1,000,000	1,076,910

	Special Non-Property Tax Total		10,059,385

Special Property Tax – 3.7%
CA Culver City Redevelopment Finance Authority	Series 1993, Insured: AMBAC 5.500% 11/01/14	2,025,000	2,081,660

CA Indian Wells Redevelopment Agency	Series 2003 A, Insured: AMBAC 5.000% 09/01/14	450,000	468,414

See Accompanying Notes to Financial Statements.

50

Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Property Tax (continued)
CA Long Beach Bond Finance Authority	Series 2002 B, Insured: AMBAC 5.500% 11/01/19	1,070,000	1,112,008

CA Oakland Redevelopment Agency	Series 1992, Insured: AMBAC 5.500% 02/01/14	3,700,000	3,902,834

CA Redwood City Redevelopment Agency	Series 2003 A, Insured: AMBAC 5.250% 07/15/13	1,000,000	1,054,220

	Special Property Tax Total		8,619,136

State Appropriated – 2.4%
CA Infrastructure & Economic Development Bank	California Science Center, Series 2006 B, Insured: FGIC: 5.000% 05/01/22	1,360,000	1,291,714
	5.000% 05/01/23	1,240,000	1,166,443

CA Public Works Board	Series 2005 A, 5.000% 06/01/15	1,200,000	1,245,156
	Series 2006 A: 5.000% 04/01/28	1,000,000	905,130
	Insured: FGIC 5.000% 10/01/16	1,000,000	1,044,700

	State Appropriated Total		5,653,143

State General Obligations – 5.4%
CA State	Series 2005, 5.000% 06/01/11	2,000,000	2,095,400
	Series 2007: 4.500% 08/01/26	1,000,000	874,800
	5.000% 08/01/18	3,750,000	3,813,937
PR Commonwealth of Puerto Rico	Series 2002 A, Insured: FGIC 5.500% 07/01/17	1,000,000	1,005,080
	Series 2004 A, 5.250% 07/01/19	1,000,000	967,220
	Series 2007 A, 5.500% 07/01/21	1,500,000	1,449,210

PR Public Buildings Authority	Series 2004 J, Insured: AMBAC 5.000% 07/01/36 (a)	1,255,000	1,242,237
	Series 2007, 6.250% 07/01/23	1,000,000	1,009,490

	State General Obligations Total		12,457,374

Tax-backed Total			104,392,985

See Accompanying Notes to Financial Statements.

51

Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Transportation – 2.4%
Airports – 2.0%
CA Sacramento County Airport Systems	Series 2008 A, 5.000% 07/01/23	1,000,000	969,480

CA San Francisco City & County Airports Commission	Series 2003 B, Insured: FGIC 5.250% 05/01/13	2,000,000	2,101,160
	Series 2008 34-D, 5.000% 05/01/18	500,000	514,950

CA San Jose Airport Revenue	Series 2007, Insured: AMBAC 5.000% 03/01/22	1,000,000	961,190

	Airports Total		4,546,780

Transportation – 0.4%
CA State Department of Transportation	Series 2004 A, Insured: FGIC, 4.500% 02/01/13	1,000,000	1,037,260

	Transportation Total		1,037,260

Transportation Total			5,584,040

Utilities – 23.3%
Independent Power Producers – 1.4%
CA Sacramento Power Authority	Series 2005, Insured: AMBAC 5.250% 07/01/15	3,000,000	3,118,050

	Independent Power Producers Total		3,118,050

Joint Power Authority – 5.1%
CA M S R Public Power Agency	Series 2008 L, Insured: FSA 5.000% 07/01/21	3,500,000	3,444,665

CA Southern California Public Power Authority	Series 1989, 6.750% 07/01/13	3,000,000	3,405,000
	Series 1998 A-S, Insured: MBIA 5.250% 07/01/09	1,000,000	1,012,150
	Series 2005 A, Insured: FSA 5.000% 01/01/18	2,000,000	2,046,180

CA Southern Public Power Authority Project	Series 2008 A, 5.000% 07/01/22	2,000,000	1,933,240

	Joint Power Authority Total		11,841,235

See Accompanying Notes to Financial Statements.

52

Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Municipal Electric – 10.3%
CA Anaheim Public Financing Authority	Series 1999, Insured: AMBAC 5.000% 10/01/13	1,500,000	1,555,005

CA City Of Riverside	Series 2008 D, 5.000% 10/01/23	2,500,000	2,505,125

CA Department of Water Resources	Series 2002 A, 6.000% 05/01/13	2,375,000	2,592,431
	Series 2008, 5.000% 05/01/17	1,000,000	1,042,260

CA Los Angeles Department of Water & Power	Series 2001 A, Insured: MBIA 5.250% 07/01/15	1,300,000	1,348,399
	Series 2007 A A-1, Insured: AMBAC 5.000% 07/01/19	1,000,000	1,018,020
	Series A, Sub-Series A-1, Insured: MBIA 5.000% 07/01/14	1,000,000	1,046,800

CA Modesto Irrigation District	Series 2001 A, Insured: FSA 5.250% 07/01/18	1,185,000	1,220,467

CA Northern Power Agency	Series 2008 1C, Insured: AGO 5.000% 07/01/22	3,000,000	2,932,680

CA Riverside Electric Revenue	Series 2008 D, Insured: FSA 5.000% 10/01/23	1,000,000	979,340

CA Sacramento Municipal Utility District	Series 2008 U Insured: FSA 5.000% 08/15/21	2,500,000	2,487,650
	Series 2006, Insured: MBIA 5.000% 07/01/15	1,000,000	1,004,760

CA Walnut Energy Center Authority	Series 2004 A, Insured: AMBAC 5.000% 01/01/16	2,055,000	2,121,849

PR Commonwealth of Puerto Rico Electric Power Authority	Series 1997 AA, Insured: MBIA 6.250% 07/01/10	2,000,000	2,083,440

	Municipal Electric Total		23,938,226

See Accompanying Notes to Financial Statements.

53

Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Water & Sewer – 6.5%
CA Clovis Public Financing Authority	Series 2007, Insured: AMBAC 5.000% 08/01/21	1,000,000	973,790

CA Fresno	Series 2008 A, Insured: AGO 5.000% 09/01/23	1,000,000	976,340

CA Kern County Water Agency Improvement District No. 004	Series 2008 A, Insured: AGO 5.000% 05/01/22	2,020,000	1,929,706

CA Metropolitan Water District	Series 2008 B, 5.000% 07/01/22	2,500,000	2,483,850

CA Rancho Water District Financing Authority	Series 2001 A, Insured: FSA 5.500% 08/01/10	1,000,000	1,047,090

CA Sacramento County Sanitation District	Series 2006, Insured: FGIC 5.000% 12/01/17	1,000,000	1,036,330

CA Sacramento County Water Financing Authority	Series 2007 A, Insured: FGIC 5.000% 06/01/18	2,000,000	2,052,940

CA San Diego Public Facilities Financing Authority	Series 1995, Insured: FGIC 5.200% 05/15/13	1,000,000	1,000,860
	Series 2002, Insured: MBIA 5.000% 08/01/11	1,000,000	1,048,560

CA State Department Water Resources Central Valley Project	Series 2001 W, Insured: AMBAC 5.500% 12/01/09	1,495,000	1,548,132
	Series 2003 Y, Insured: FGIC 5.000% 12/01/10	985,000	1,029,552

	Water & Sewer Total		15,127,150

Utilities Total			54,024,661
	Total Municipal Bonds (cost of $218,450,217)		211,152,312

Investment Company – 6.0%		Shares
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 6.818%) (e)(f)	14,005,936	14,005,936

	Total Investment Company (cost of $14,005,936)		14,005,936

See Accompanying Notes to Financial Statements.

54

Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Preferred Stocks – 0.8%

		Shares	Value ($)
Housing – 0.8%
Multi-Family – 0.8%
Munimae TE Bond Subsidiary LLC	Series 2004 A-2, 4.900% 06/30/49 (g)	2,000,000	1,887,900

	Multi-Family Total		1,887,900

Housing Total			1,887,900
	Total Municipal Preferred Stocks (cost of $2,000,000)		1,887,900

Short-Term Obligations – 1.4%

Variable Rate Demand Notes (h) – 1.4%		Par ($)
CA Department of Water Resources	Power Supply Revenue: Series 2002 B-1, LOC: Bank of New York, LOC: California State Teachers’ Retirement System 3.950% 05/01/22	1,100,000	1,100,000
	Series 2002 B-6, LOC: State Street Bank & Trust Co. 5.050% 05/01/22	2,000,000	2,000,000

CA State	Series 2004 A-5, LOC: Citibank N.A. LOC: California State Teachers’ Retirement System 5.000% 05/01/34	200,000	200,000

	Variable Rate Demand Notes Total		3,300,000

	Total Short-Term Obligations (cost of $3,300,000)		3,300,000

	Total Investments – 99.1% (cost of $237,756,153) (i)		230,346,148

	Other Assets & Liabilities, Net – 0.9%		2,025,870

	Net Assets – 100.0%		232,372,018

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)	Zero coupon bond.

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)	Investments in affiliates during the six month period ended September 30, 2008:
Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 6.818%)

Shares as of 03/31/08:	12,266,085
Shares purchased:	35,777,851
Shares sold:	(34,038,000)
Shares as of 09/30/08:	14,005,936
Net realized gain/loss:	$—
Dividend income earned:	$161,539
Value at end of period:	$14,005,936

See Accompanying Notes to Financial Statements.

55

Columbia California Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of this security, which is not illiquid, represents 0.8% of net assets.

(h)	Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at September 30, 2008.

(i)	Cost for federal income tax purposes is $237,756,153.

At September 30, 2008, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	44.9
Utilities	23.3
Other	8.0
Health Care	7.4
Education	3.4
Transportation	2.4
Housing	1.2
Resource Recovery	0.9
Industrial	0.2

91.7
Investment Company	6.0
Short Term Obligations	1.4
Other Assets & Liabilities, Net	0.9

100.0

Acronym	Name
ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AGO	Assured Guaranty Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee

See Accompanying Notes to Financial Statements.

56

Investment Portfolio – Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds – 97.5%

		Par ($)	Value ($)
Education – 8.2%
Education – 8.0%
GA Athens Housing Authority	Ugaree East Campus Housing, Series 2002, Insured: AMBAC 5.250% 12/01/19	1,150,000	1,166,882

GA Atlanta Development Authority	Science Park LLC, Series 2007, 5.000% 07/01/22	2,480,000	2,336,110

GA Bleckley & Dodge County Development Authority	Series 2008, 5.000% 07/01/21	1,260,000	1,156,063

GA Bullock County Development Authority	Series 2008, 5.250% 07/01/20	1,000,000	1,018,640

GA Private Colleges & Universities Authority	Series 2003, 5.250% 06/01/19	2,250,000	2,289,397

PR University of Puerto Rico	Series 2006 Q, 5.000% 06/01/12	1,000,000	1,016,750

South Regional Joint Development Authority	Series 2008, Insured: Assured Guaranty Corp. 5.000% 08/01/23	1,125,000	1,082,723

	Education Total		10,066,565

Prep School – 0.2%
GA Gainesville Redevelopment Authority	Riverside Military Academy Project, Series 2007, 5.125% 03/01/27	250,000	200,885

	Prep School Total		200,885

Education Total			10,267,450

Health Care – 5.7%
Hospitals – 5.7%
GA Chatham County Hospital Authority	Memorial Health University Medical Center, Series 2004 A, 5.375% 01/01/26	1,000,000	764,830
	Memorial Medical Center, Series 2001 A, 6.125% 01/01/24	3,000,000	2,544,030

GA Clayton County Hospital Authority	Good Samaritan Community, Series 1998 A, Insured: MBIA 5.250% 08/01/09	1,190,000	1,208,754

See Accompanying Notes to Financial Statements.

57

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)
GA Savannah Hospital Authority	St. Joseph’s Candler Health Systems, Series 1998 A, Insured: FSA: 5.250% 07/01/11	1,225,000	1,241,991
	5.250% 07/01/12	1,310,000	1,329,126

	Hospitals Total		7,088,731

Health Care Total			7,088,731

Housing – 10.3%
Multi-Family – 10.2%
GA Atlanta Urban Residential Finance Authority	Series 1998, AMT, Guarantor: FNMA 4.550% 12/01/28	2,000,000	2,005,840

GA Clayton County Housing Authority	GCC Ventures LLC, Series 2001, Guarantor: FNMA 4.350% 12/01/31 (a)	3,585,000	3,671,613

GA Cobb County Development Authority	Kennesaw State University Foundation: Series 2004 A, Insured: MBIA 5.250% 07/15/19	2,000,000	2,054,040
	Series 2004, Insured: MBIA 5.000% 07/15/19	1,870,000	1,897,078
	KSU Village II Real Estate, Series 2007 A, Insured: AMBAC 5.250% 07/15/27	3,000,000	2,689,020

GA Lawrenceville Housing Authority	Knollwood Park LP, Series 1997, AMT, Guarantor: FNMA 6.250% 12/01/29 (a)	495,000	507,009

	Multi-Family Total		12,824,600

Single-Family – 0.1%
GA Housing & Finance Authority	Series 1998 B-3, Insured: FHA 4.400% 06/01/17	150,000	150,952

	Single-Family Total		150,952

Housing Total			12,975,552

See Accompanying Notes to Financial Statements.

58

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Industrials – 3.7%
Forest Products & Paper – 2.2%
GA Richmond County Development Authority	International Paper Co., Series 2001 A, 5.150% 03/01/15	3,000,000	2,810,340

	Forest Products & Paper Total		2,810,340

Oil & Gas – 1.5%
GA Main Street Natural Gas, Inc.	Series 2007 A: 5.250% 09/15/18	1,000,000	850,270
	5.250% 09/15/19	1,250,000	1,042,300

	Oil & Gas Total		1,892,570

Industrials Total			4,702,910

Other – 11.7%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank	Series 2006 B, 5.000% 12/01/15	260,000	258,222

	Other Total		258,222

Refunded/Escrowed (b) – 11.5%
GA Atlanta Airport Facilities	Series 2000 A, Pre-refunded 01/01/10, Insured: FGIC 5.600% 01/01/30	5,000,000	5,224,300

GA Atlanta Water & Wastewater	Series 1999 A, Pre-refunded 05/01/09, Insured: FGIC 5.000% 11/01/38	1,060,000	1,086,002

GA Cherokee County School Systems	Series 2001, Pre-refunded 08/01/11, 5.250% 08/01/17	1,000,000	1,070,250

GA Clayton County Water & Sewer Authority	Series 2000, Pre-refunded 05/01/10, 5.600% 05/01/18	1,000,000	1,056,600

GA Forsyth County School District	Series 1999, Pre-refunded 02/01/10, 6.000% 02/01/15	2,000,000	2,130,660

GA Gainesville & Hall County Hospital Authority	Northeast Georgia Health System, Inc., Series 2001, Pre-refunded 05/15/11, 5.000% 05/15/15	1,000,000	1,045,090

GA Gwinnett County Development Authority	Series 2004, Pre-refunded 01/01/14, Insured: MBIA 5.250% 01/01/15	2,000,000	2,161,520

See Accompanying Notes to Financial Statements.

59

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed (b) (continued)
GA Metropolitan Atlanta Rapid Transit Authority	Series 1983 D, Escrowed to Maturity, 7.000% 07/01/11	540,000	597,083

	Refunded/Escrowed Total		14,371,505

Other Total			14,629,727

Resource Recovery – 0.6%
Disposal – 0.6%
GA Atlanta Solid Waste Management Authority	Series 2008, Insured: FSA 5.000% 12/01/17	795,000	822,436

	Disposal Total		822,436

Resource Recovery Total			822,436

Tax-Backed – 26.7%
Local Appropriated – 4.9%
GA Atlanta Public Safety & Judicial Facilities Authority	Series 2006, Insured: FSA 5.000% 12/01/17	1,310,000	1,351,121

GA College Park Business & Industrial Development Authority	Series 2005, Insured: AMBAC 5.250% 09/01/19	3,230,000	3,311,848

GA East Point Building Authority	Series 2000, Insured: FSA (c) 02/01/18	2,490,000	1,498,308

	Local Appropriated Total		6,161,277

Local General Obligations – 10.9%
GA Barrow County School District	Series 2006, 5.000% 02/01/14	1,000,000	1,067,020

GA Chatham County School District	Series 2002, Insured: FSA 5.250% 08/01/14	1,000,000	1,084,630
	Series 2004, Insured: FSA 5.250% 08/01/19	2,000,000	2,095,380

GA Cherokee County School Systems	Series 1993, Insured: AMBAC 5.875% 02/01/09	220,000	221,993

GA Douglas County School District	Series 2007, Insured: FSA: 5.000% 04/01/23 LOC: Georgia State Aid Intercept Program	1,500,000	1,481,730

See Accompanying Notes to Financial Statements.

60

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local General Obligations (continued)	5.000% 04/01/21 LOC: Georgia State Aid Intercept Program	2,000,000	2,007,560

GA Fulton County School District	Series 1998, 5.375% 01/01/17	1,390,000	1,499,810

GA Gwinnett County School District	Series 2008, 5.000% 02/01/17	1,000,000	1,060,410

GA Lowndes County	Series 2008, Insured: FSA 5.000% 04/01/14	1,000,000	1,065,730

GA Paulding County	Courthouse Government Complex Project, Series 2007, Insured: FGIC 5.000% 02/01/21	1,000,000	992,120

MI Detroit	Series 2001 B, Insured: MBIA 5.375% 04/01/14	1,000,000	1,038,540

	Local General Obligations Total		13,614,923

Special Non-Property Tax – 6.0%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority	Series 2005, Insured: MBIA 5.250% 10/01/19	2,430,000	2,502,706

GA Metropolitan Atlanta Rapid Transit Authority	Series 1992 N, Insured: MBIA 6.250% 07/01/18	2,000,000	2,206,560

PR Commonwealth Infrastructure Financing Authority	Series 2005 C, Insured: AMBAC 5.500% 07/01/27	1,000,000	944,070
	Series 2006 B, 5.000% 07/01/20	2,000,000	1,840,000

	Special Non-Property Tax Total		7,493,336

Special Property Tax – 1.2%
GA Atlanta Tax Allocation	Atlantic Station Project, Series 2007, Insured: Assured Guaranty Corp. 5.250% 12/01/20	1,545,000	1,530,106

	Special Property Tax Total		1,530,106

State General Obligations – 3.7%
GA State	Series 2008 B, 5.000% 07/01/17	1,500,000	1,591,560

See Accompanying Notes to Financial Statements.

61

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
State General Obligations (continued)
PR Public Buildings Authority	Series 2007, 6.250% 07/01/23	3,000,000	3,028,470

	State General Obligations Total		4,620,030

Tax-Backed Total			33,419,672

Transportation – 2.9%
Toll Facilities – 2.9%
GA State Road & Tollway Authority	Series 2006, Insured: MBIA 5.000% 06/01/16	3,405,000	3,608,176

	Toll Facilities Total		3,608,176

Transportation Total			3,608,176

Utilities – 27.7%
Investor Owned – 3.2%
GA Appling County Development Authority Pollution Control Revenue	Georgia Power Company, Series 2006, Insured: AMBAC 4.400% 07/01/16	1,000,000	1,000,150

GA Jasper County Indiana Pollution Control Revenue	Series 1988 A, Insured: MBIA 5.600% 11/01/16	1,000,000	984,140

GA Monroe County Development Authority Pollution Control Revenue	Georgia Power Company Series 1995, 4.500% 07/01/25	2,000,000	1,988,800

	Investor Owned Total		3,973,090

Joint Power Authority – 6.2%
GA Monroe County Development Authority	Oglethorpe Power Corp., Series 1992, 6.800% 01/01/12	1,000,000	1,084,150

GA Municipal Electric Authority Power	Series 1992 B, Insured: MBIA 6.375% 01/01/16	2,000,000	2,252,080

GA Municipal Electric Authority	Series 1998 A, Insured: MBIA 5.250% 01/01/13	1,000,000	1,055,180
	Series 2008 A, 5.250% 01/01/21	1,395,000	1,381,217

TX Sam Rayburn Municipal Power Agency	Series 2002, 6.000% 10/01/16	2,000,000	2,010,560

	Joint Power Authority Total		7,783,187

See Accompanying Notes to Financial Statements.

62

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Water & Sewer – 18.3%
GA Augusta Water & Sewer Revenue	Series 2007, Insured: FSA: 5.000% 10/01/21	1,000,000	992,260
	5.000% 10/01/22	2,000,000	1,961,540

GA Cherokee County Water & Sewer Authority	Series 1993, Insured: MBIA 5.300% 08/01/09	95,000	96,586

GA Columbus County Water & Sewer Revenue	Series 2003, Insured: FSA 5.250% 05/01/13	1,220,000	1,312,220
	Series 2007, Insured: FSA 5.000% 05/01/26	1,000,000	959,280

GA Coweta County Water & Sewage Authority	Series 2005, Insured: FSA 5.000% 06/01/25	2,505,000	2,398,237

GA Dekalb County Water & Sewer Revenue	Series 2006 B: 5.250% 10/01/21	2,000,000	2,038,740
	5.250% 10/01/24	2,000,000	2,004,300

GA Gainesville Water & Sewer Revenue	Series 2006, Insured: FSA 5.000% 11/15/16	1,000,000	1,048,930

GA Griffin Combined Public Utility Improvement Revenue	Series 2002, Insured: AMBAC 5.125% 01/01/19	2,585,000	2,614,417

GA Jackson County Water & Sewer Revenue	Series 2006 A, Insured: SYNC 5.000% 09/01/16	1,030,000	1,032,163

GA Rockdale County Water & Sewer Authority	Series 2005, Insured: FSA 5.000% 07/01/21	2,000,000	1,997,980

GA Upper Oconee Basin Water Authority	Series 2005, Insured: MBIA: 5.000% 07/01/17	1,140,000	1,179,946
	5.000% 07/01/22	1,855,000	1,840,290

GA Walton County Water & Sewer Authority	Walton Hard Labor Creek Reservoir Project Series 2008, Insured: FSA 5.000% 02/01/25	1,495,000	1,441,524

	Water & Sewer Total		22,918,413

Utilities Total			34,674,690
	Total Municipal Bonds (cost of $127,335,998)		122,189,344

See Accompanying Notes to Financial Statements.

63

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

		Shares	Value ($)
Investment Company – 1.9%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 6.818%) (d)(e)	2,426,660	2,426,660

	Total Investment Company (cost of $2,426,660)		2,426,660

	Total Investments – 99.4% (cost of $129,762,658) (f)		124,616,004

	Other Assets & Liabilities, Net – 0.6%		690,785

	Net Assets – 100.0%		125,306,789

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	Investments in affiliates during the six-month period ended September 30, 2008:
Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 6.818%)

Shares as of 03/31/08:	1,725,000
Shares purchased:	24,193,546
Shares sold:	(23,491,886)
Shares as of 09/30/08:	2,426,660
Net realized gain/loss:	$—
Interest income earned:	$44,727
Value at end of period:	$2,426,660

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)	Cost for federal income tax purposes is $129,762,658.

At September 30, 2008, the composition of the Fund by revenue source is as follows:

Holding by Revenue Source	% of Net Assets
Utilities	27.7
Tax-Backed	26.7
Other	11.7
Housing	10.3
Education	8.2
Health Care	5.7
Industrials	3.7
Transportation	2.9
Resource Recovery	0.6

97.5
Investment Company	1.9
Other Assets and Liabilities, Net	0.6

100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

64

Investment Portfolio – Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds – 96.7%

		Par ($)	Value ($)
Education – 7.4%
Education – 7.4%
MD Health & Higher Educational Facilities Authority	College of Notre Dame, Series 1998, Insured: MBIA 4.600% 10/01/14	510,000	523,994
	Johns Hopkins University Series 2008, 5.000% 07/01/18	1,250,000	1,309,888
	Loyola College, Series 2006 A, 5.125% 10/01/45	5,000,000	4,544,400

MD Industrial Development Financing Authority	American Center for Physics, Series 2001, GTY AGMT: American Institute of Physics 5.250% 12/15/15	1,000,000	1,044,330

MD University System of Maryland	Series 2006, 5.000% 10/01/15	3,545,000	3,790,917

MD Westminster Educational Facilities	McDaniel College, Inc., Series 2006, 5.000% 11/01/17	500,000	478,735

	Education Total		11,692,264

Education Total			11,692,264

Health Care – 12.9%
Continuing Care Retirement – 3.6%
MD Baltimore County	Oak Crest Village, Inc., Series 2007 A:
	5.000% 01/01/22	1,175,000	1,070,519
	5.000% 01/01/27	2,000,000	1,743,660

MD Health & Higher Educational Facilities Authority	King Farm Presbyterian Community, Series 2007 A, 5.250% 01/01/27	1,000,000	800,970

MD Howard County Retirement Authority	Columbia Vantage House Corp., Series 2007 A, 5.250% 04/01/27	2,500,000	1,975,800

	Continuing Care Retirement Total		5,590,949

Hospitals – 9.3%
MD Baltimore County	Catholic Health Initiatives, Series 2006 A, 5.000% 09/01/16	1,000,000	1,002,940

MD Health & Higher Educational Facilities Authority	Carrol Hospital Center Foundation, Series 2006, 4.500% 07/01/26	1,000,000	797,340

See Accompanying Notes to Financial Statements.

65

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)	Howard County General Hospital, Series 1998, Insured: MBIA 5.000% 07/01/29	1,000,000	879,950
	Johns Hopkins Hospital, Series 2008, 5.000% 05/15/48	2,000,000	2,068,220
	Peninsula Regional Medical Center, Series 2006: 5.000% 07/01/21	1,000,000	945,750
	5.000% 07/01/26	4,000,000	3,635,480
	5.000% 07/01/36	2,000,000	1,726,280
	University of Maryland Medical System, Series 2006 A, 5.000% 07/01/31	1,000,000	862,230
	Western Maryland Health System, Series 2006 A, Insured: MBIA: 5.000% 07/01/13	1,320,000	1,360,973
	5.000% 01/01/20	1,500,000	1,453,454

	Hospitals Total		14,732,617

Health Care Total			20,323,566

Housing – 9.3%
Multi-Family – 5.6%
MD Economic Development Corp.	Collegiate Housing Foundation, Series 1999 A: 5.600% 06/01/10	270,000	273,094
	6.000% 06/01/19	815,000	802,327
	6.000% 06/01/30	1,850,000	1,667,793
	Senior Towson University Project, Series 2007 A, 5.250% 07/01/24	1,185,000	1,024,421
	Series 1999 A, 5.700% 06/01/12	1,000,000	1,013,620
	Series 2006: Insured: CIFG: 5.000% 06/01/17	1,000,000	971,240
	5.000% 06/01/19	1,000,000	940,340
	Insured: SYNC 5.000% 07/01/20	600,000	545,376

MD Montgomery County Housing Opportunities Commission Housing Revenue	Series 2000 A, 6.100% 07/01/30	1,500,000	1,511,205

	Multi-Family Total		8,749,416

See Accompanying Notes to Financial Statements.

66

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Housing (continued)
Single-Family – 3.7%
MD Community Development Administration Department of Housing & Community Development Revenue	Series 1998 B, AMT, Insured: FHA 4.950% 09/01/11	500,000	505,460
	Series 1998-3, AMT, 4.700% 04/01/10	1,685,000	1,709,786
	Series 1999 D, AMT, 5.375% 09/01/24	2,410,000	2,198,233
	Series 2003, Insured: FSA 4.400% 07/01/21	1,500,000	1,388,775

MD Prince Georges County Housing Authority Mortgage Revenue	Series 2000 A, AMT, Guarantor: GNMA 6.150% 08/01/19	5,000	4,928

	Single-Family Total		5,807,182

Housing Total			14,556,598

Other – 12.7%
Other – 2.2%
MD Transportation Authority	Series 2002 A, Insured: AMBAC 4.500% 03/01/15	3,000,000	3,031,380

PR Commonwealth of Puerto Rico Government Development Bank	Series 2006 B, 5.000% 12/01/15	520,000	516,443

	Other Total		3,547,823

Refunded/Escrowed (a) – 10.5%
MD Economic Development Corp.	Collegiate Housing Foundation, Series 1999 A, Pre-refunded 06/01/09, 5.600% 06/01/11	575,000	598,524

MD Health & Higher Educational Facilities Authority Revenue	Johns Hopkins Hospital, Series 1979, Escrowed to Maturity, 5.750% 07/01/09	1,000,000	1,025,860
	Johns Hopkins University, Series 1999, Pre-refunded 07/01/09, 6.000% 07/01/39	4,000,000	4,137,920

MD Prince Georges County	Series 1999, Pre-refunded 10/01/09, Insured: FSA 5.125% 10/01/16	3,300,000	3,423,486

See Accompanying Notes to Financial Statements.

67

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed (a) (continued)
MD Queen Anne’s County	Series 2000, Pre-refunded 01/15/10, Insured: FGIC 5.250% 01/15/14	1,200,000	1,254,084

MD Transportation Authority	Series 1978, Escrowed to Maturity, 6.800% 07/01/16	540,000	603,547

MD Washington Suburban Sanitation District	Series 2000, Pre-refunded 06/01/10, 5.250% 06/01/22	1,000,000	1,044,420

MO St. Louis County	Series 1989 A, AMT, Escrowed to Maturity, Guarantor: GNMA 7.950% 08/01/09	45,000	46,306

MS Hospital Facilities & Equipment Authority	Forrest County General Hospital, Series 2000, Pre-refunded 01/01/11, Insured: FSA:
	5.500% 01/01/24	3,100,000	3,290,836
	5.625% 01/01/20	1,000,000	1,064,260

	Refunded/Escrowed Total		16,489,243

Other Total			20,037,066

Other Revenue – 3.2%
Hotels – 3.2%
MD Baltimore	Baltimore Hotel Corp., Series 2006 A, Insured: SYNC: 5.000% 09/01/32	1,000,000	786,740
	5.250% 09/01/17	1,835,000	1,769,472
	5.250% 09/01/20	1,615,000	1,478,936
	5.250% 09/01/21	1,095,000	983,858

	Hotels Total		5,019,006

Other Revenue Total			5,019,006

Resource Recovery – 1.6%
Disposal – 1.6%
MD Northeast Waste Disposal Authority	Series 2003, AMT, Insured: AMBAC 5.500% 04/01/10	2,500,000	2,545,325

	Disposal Total		2,545,325

Resource Recovery Total			2,545,325

See Accompanying Notes to Financial Statements.

68

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed – 41.3%
Local General Obligations – 24.3%
MD Anne Arundel County	Series 1995, 5.300% 04/01/10	500,000	501,070
	Series 2006: 5.000% 03/01/15	2,000,000	2,138,700
	5.000% 03/01/18	3,300,000	3,434,442

MD Baltimore County	Series 2006, 5.000% 09/01/15	1,120,000	1,201,771
	Series 2008, 5.000% 02/01/18	1,000,000	1,052,050

MD Baltimore	Series 1998 B, Insured: FGIC 6.500% 10/15/08	1,000,000	1,001,560
	Series 2008 A, Insured: FSA 5.000% 10/15/22	2,000,000	1,980,460

MD Frederick County	Series 2005, 5.000% 08/01/14	3,000,000	3,211,500
	Series 2006: 5.250% 11/01/18	2,005,000	2,144,227
	5.250% 11/01/21	2,500,000	2,569,800

MD Howard County	Series 2002 A, 5.250% 08/15/15	795,000	828,955

MD Laurel	Series 1996 A, Insured: FGIC 5.000% 10/01/11	1,530,000	1,532,111

MD Montgomery County	Series 2001, 5.250% 10/01/14	1,000,000	1,056,720
	Series 2005 A, 5.000% 07/01/16	3,000,000	3,208,410

MD Prince Georges County	Series 1999, Insured: FSA 5.000% 10/01/12	65,000	66,899
	Series 2000, 5.125% 10/01/10	1,000,000	1,047,770
	Series 2001, Insured: FGIC: 5.250% 12/01/11	4,825,000	5,141,665
	5.250% 12/01/12	2,000,000	2,117,260

MD Wicomico County	Series 1997, Insured: MBIA: 4.800% 12/01/10	1,290,000	1,304,719
	4.900% 12/01/11	1,355,000	1,370,203
	5.000% 12/01/12	1,425,000	1,440,960

	Local General Obligations Total		38,351,252

See Accompanying Notes to Financial Statements.

69

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Non-Property Tax – 7.9%
MD Baltimore	Series 1996 A, Insured: FGIC 5.900% 07/01/10	1,725,000	1,796,605

MD Department of Transportation	Series 2002: 5.500% 02/01/11	1,265,000	1,340,546
	5.500% 02/01/14	5,000,000	5,450,400

PR Commonwealth of Puerto Rico Infrastructure Financing Authority	Series 2005 C, Insured: FGIC 5.500% 07/01/22	4,000,000	3,828,520

	Special Non-Property Tax Total		12,416,071

State Appropriated – 0.6%
MD Stadium Authority Lease Revenue	Series 1995, 5.375% 12/15/13	500,000	500,835

NY Transportation Trust Fund Authority	Series 2006 A, 5.250% 12/15/19	500,000	514,570

	State Appropriated Total		1,015,405

State General Obligations – 8.5%
MD State	Series 2002 A, 5.500% 03/01/13	2,245,000	2,442,066
	Series 2003, 5.250% 03/01/17	4,000,000	4,312,800

PR Commonwealth of Puerto Rico Public Buildings Authority	Series 2003 H, Insured: AMBAC 5.500% 07/01/18	3,000,000	2,961,900

PR Commonwealth of Puerto Rico	Series 2002 A, Insured: FGIC 5.500% 07/01/17	2,520,000	2,532,802
	Series 2006 A, 5.250% 07/01/22	1,150,000	1,068,879

	State General Obligations Total		13,318,447

Tax-Backed Total			65,101,175

Transportation – 1.5%
Air Transportation – 1.3%
TN Memphis Shelby County Airport Authority	FedEx Corp., Series 2001, 5.000% 09/01/09	2,000,000	2,018,000

	Air Transportation Total		2,018,000

See Accompanying Notes to Financial Statements.

70

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Transportation (continued)
Transportation – 0.2%
DC Washington Metropolitan Area Transit Authority	Series 1993, Insured: FGIC 6.000% 07/01/10	350,000	365,554

	Transportation Total		365,554

Transportation Total			2,383,554

Utilities – 6.8%
Investor Owned – 1.0%
MD Prince Georges County	Potomac Electric Power Co., Series 1995, 5.750% 03/15/10	1,500,000	1,550,400

	Investor Owned Total		1,550,400

Joint Power Authority – 1.3%
TX Sam Rayburn Municipal Power Agency	Series 2002, 6.000% 10/01/16	2,000,000	2,010,560

	Joint Power Authority Total		2,010,560

Water & Sewer – 4.5%
MD Baltimore	Series 2006, Insured: AMBAC 5.000% 07/01/18	1,125,000	1,152,518
	Series 2007 DC, Insured: AMBAC 5.000% 07/01/19	1,250,000	1,267,600
	Series 2008 A, 5.000% 07/01/21	1,250,000	1,242,337

MD Water Quality Financing Administration Revolving Loan Fund	Series 2008 A, 5.000% 03/01/23	1,000,000	1,001,450
	Series 2008, 5.000% 03/01/21	2,500,000	2,501,575

	Water & Sewer Total		7,165,480

Utilities Total			10,726,440
	Total Municipal Bonds (cost of $157,570,249)		152,384,994

Investment Company – 3.0%		Shares
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 6.818%) (b)(c)	4,814,670	4,814,670

	Total Investment Company (cost of $4,814,670)		4,814,670

	Total Investments – 99.7% (cost of $162,384,919) (d)		157,199,664

	Other Assets & Liabilities, Net – 0.3%		451,677

	Net Assets – 100.0%		157,651,341

See Accompanying Notes to Financial Statements.

71

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Investments in affiliates during the six month period ended September 30, 2008: Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 6.818%)

Shares as of 03/31/08:	9,345,660
Shares purchased:	19,877,010
Shares sold:	(24,408,000)
Shares as of 09/30/08:	4,814,670
Net realized gain/loss:	$—
Dividend income earned:	$90,987
Value at end of period:	$4,814,670

(d)	Cost for federal income tax purposes is $162,384,919.

At September 30, 2008, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	41.3
Health Care	12.9
Other	12.7
Housing	9.3
Education	7.4
Utilities	6.8
Other Revenue	3.2
Resource Recovery	1.6
Transportation	1.5

96.7
Investment Company	3.0
Other Assets & Liabilities, Net	0.3

100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
MBIA	MBIA Insurance Corp.
SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

72

Investment Portfolio – Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds – 94.6%

		Par ($)	Value ($)
Education – 5.5%
Education – 5.5%
NC Appalachian State University	Series 1998, Insured: MBIA 5.000% 05/15/12	1,000,000	1,053,850
	Series 2005, Insured: MBIA 5.000% 07/15/21	1,485,000	1,465,844

NC Capital Facilities Finance Agency	Brevard College Corp., Series 2007, 5.000% 10/01/26	1,000,000	821,010
	Johnson & Wales University, Series 2003 A, Insured: SYNC 5.250% 04/01/21	1,000,000	954,990
	Meredith College, Series 2008, 6.000% 06/01/31	2,000,000	1,882,020

NC University of North Carolina	Series 2008 A, Insured: AGO 5.000% 10/01/22	2,000,000	1,947,960
PR University of Puerto Rico	Series 2006, 5.000% 06/01/15	2,000,000	1,991,020

	Education Total		10,116,694

Education Total			10,116,694

Health Care – 9.5%
Continuing Care Retirement – 0.5%
NC Medical Care Commission	Givens Estate, Inc., Series 2007, 5.000% 07/01/16	1,000,000	973,000

	Continuing Care Retirement Total		973,000

Hospitals – 9.0%
AZ University Medical Center Corp.	Series 2004, 5.250% 07/01/13	1,000,000	1,008,280

NC Albemarle Hospital Authority	Series 2007: 5.250% 10/01/21	2,000,000	1,792,520
	5.250% 10/01/27	1,000,000	849,250

NC Charlotte Mecklenburg Hospital Authority	Carolinas Healthcare Series 2008, 5.250% 01/15/24	2,000,000	1,889,280

NC Medical Care Commission	Novant Health,
	Series 2003 A: 5.000% 11/01/13	3,000,000	3,128,310
	5.000% 11/01/17	2,000,000	2,001,960

See Accompanying Notes to Financial Statements.

73

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)	Wilson Medical Center, Series 2007, 5.000% 11/01/19	3,385,000	3,231,423
NC Northern Hospital District of Surry County	5.750% 10/01/24	1,000,000	909,420

NC University of North Carolina Hospitals at Chapel Hill	Series 1999, Insured: AMBAC 5.250% 02/15/12	1,690,000	1,718,189

	Hospitals Total		16,528,632

Health Care Total			17,501,632

Housing – 4.4%
Multi-Family – 1.9%
NC Medical Care Commission	ARC Project, Series 2004 A, 5.800% 10/01/34	4,000,000	3,506,360

	Multi-Family Total		3,506,360

Single-Family – 2.5%
NC Housing Finance Agency	Series 1996 A-5, AMT, 5.550% 01/01/19	1,490,000	1,499,476
	Series 1998 A-2, AMT, 5.200% 01/01/20	640,000	603,475
	Series 1999 A-3, AMT, 5.150% 01/01/19	895,000	854,421
	Series 1999 A-6, AMT, 6.000% 01/01/16	405,000	406,373
	Series 2000 A-8, AMT: 5.950% 07/01/10	280,000	284,850
	6.050% 07/01/12	210,000	211,995
	Series 2007 A-30, AMT, 5.000% 07/01/23	1,000,000	879,700

	Single-Family Total		4,740,290

Housing Total			8,246,650

Industrials – 4.8%
Forest Products & Paper – 3.7%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority	International Paper Co., Series 1999, AMT, 6.400% 11/01/24	4,000,000	3,668,520
	Series 2007 A, 4.150% 03/01/14	3,600,000	3,224,628

	Forest Products & Paper Total		6,893,148

See Accompanying Notes to Financial Statements.

74

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Industrials (continued)
Oil & Gas – 0.7%
TN Energy Acquisition Corp.	Series 2006, 5.250% 09/01/22	1,645,000	1,300,767

	Oil & Gas Total		1,300,767

Other Industrial Development Bonds – 0.4%
NC Mecklenberg County Industrial Facilities & Pollution Control Financing Authority	Fluor Corp., Series 1993, 5.250% 12/01/09	675,000	676,296

	Other Industrial Development Bonds Total		676,296

Industrials Total			8,870,211

Other – 19.0%
Other – 1.2%
PR Commonwealth of Puerto Rico Government Development Bank	Series 2006 B: 5.000% 12/01/12	2,000,000	2,032,340
	5.000% 12/01/15	260,000	258,221

	Other Total		2,290,561

Refunded/Escrowed (a) – 16.7%
NC Brunswick County	Series 2000, Insured: FSA, Pre-refunded 06/01/10, 5.500% 06/01/20	1,000,000	1,058,070

NC Charlotte	Series 2000, Pre-refunded 06/01/10, 5.500% 06/01/12	1,000,000	1,058,070
	Water & Sewer Systems, Series 1999, Pre-refunded 06/01/09, 5.375% 06/01/19	2,545,000	2,622,190

NC Durham Water & Sewer Utility System	Series 2001, Pre-refunded 06/01/11, 5.250% 06/01/16	1,000,000	1,068,710

NC Eastern Municipal Power Agency	Series 1986 A, Escrowed to Maturity, 5.000% 01/01/17	2,165,000	2,250,388
	Series 1988 A, Pre-refunded 01/01/22, 6.000% 01/01/26	1,000,000	1,108,280

NC Greenville Utilities Commission	Series 2000 A, Insured: MBIA, Pre-refunded 03/01/09, 5.500% 09/01/19	1,000,000	1,022,730

See Accompanying Notes to Financial Statements.

75

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed (a) (continued)
NC Iredell County Public Facilities Corp.	Series 2000, Insured: AMBAC, Pre-refunded 06/01/10, 5.125% 06/01/18	2,180,000	2,293,316

NC Johnson County	Series 2000, Insured: FGIC, Pre-refunded 03/01/10: 5.500% 03/01/15	1,925,000	2,043,195
	5.500% 03/01/16	2,700,000	2,865,780

NC Medical Care Commission	Pitt County Memorial Hospital, Series 1998 B, Pre-refunded 12/01/08, 5.000% 12/01/18	1,000,000	1,013,260

NC Orange County	Series 2000, Pre-refunded 04/01/10: 5.300% 04/01/17	1,000,000	1,060,160
	5.300% 04/01/18	3,445,000	3,652,251

NC Pitt County	Series 2000 B, Insured: FSA, Pre-refunded 04/01/10: 5.500% 04/01/25	1,000,000	1,053,460
	5.750% 04/01/16	1,390,000	1,469,397

NC Randolph County	Series 2000, Insured: FSA, Pre-refunded 06/01/09: 5.500% 06/01/14	1,115,000	1,149,732
	5.500% 06/01/15	1,000,000	1,031,150

NC Wake County	Series 1993, Insured: MBIA, Escrowed to Maturity, 5.125% 10/01/26	3,065,000	3,076,157

	Refunded/Escrowed Total		30,896,296

Tobacco – 1.1%
NJ Tobacco Settlement Financing Corp.	Series 2007 1A, 4.250% 06/01/12	2,000,000	1,923,200

	Tobacco Total		1,923,200

Other Total			35,110,057

See Accompanying Notes to Financial Statements.

76

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed – 33.8%
Local Appropriated – 14.3%
NC Burke County	Series 2006 B, Insured: AMBAC 5.000% 04/01/18	1,425,000	1,439,649

NC Cabarrus County	Series 2001, 5.500% 04/01/13	2,000,000	2,121,540

	Series 2007, Insured: AMBAC 5.000% 02/01/13	400,000	421,964

NC Chapel Hill	Series 2005, 5.250% 06/01/21	1,360,000	1,348,236

NC Chatham County	Series 2006, Insured: AMBAC 5.000% 06/01/20	1,065,000	1,044,552

NC Concord	Series 2001 A, Insured: MBIA 5.000% 06/01/17	1,490,000	1,507,105

NC Craven County	Series 2007, Insured: MBIA: 5.000% 06/01/18	2,825,000	2,885,596
	5.000% 06/01/19	1,825,000	1,840,859

NC Dare County	Series 2005, Insured: FGIC 5.000% 06/01/20	3,005,000	2,931,918

NC Gaston County	Series 2005, Insured: MBIA 5.000% 12/01/15	1,350,000	1,415,839

NC Greenville	Series 2004, Insured: AMBAC 5.250% 06/01/22	2,180,000	2,169,754

NC Henderson County	Series 2006 A, Insured: AMBAC 5.000% 06/01/16	1,060,000	1,101,033

NC Iredell County	Series 2008, Insured: FSA 5.250% 06/01/23	2,570,000	2,515,799

NC Randolph County	Series 2004, Insured: FSA 5.000% 06/01/14	1,640,000	1,729,774

See Accompanying Notes to Financial Statements.

77

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local Appropriated (continued)
NC Sampson County	Series 2006, Insured: FSA 5.000% 06/01/16	1,000,000	1,044,270

NC Wilmington	Series 2006 A, 5.000% 06/01/17	1,005,000	1,029,693

	Local Appropriated Total		26,547,581

Local General Obligations – 9.6%
NC Cabarrus County	Series 2006: 5.000% 03/01/15	1,000,000	1,069,930
	5.000% 03/01/16	1,000,000	1,066,930

NC Charlotte	Series 2002 C: 5.000% 07/01/20	1,570,000	1,585,920
	5.000% 07/01/22	1,265,000	1,257,448

NC Craven County	Series 2002, Insured: AMBAC 5.000% 05/01/19	1,000,000	1,003,610

NC Cumberland County	Series 1998, Insured: FGIC 5.000% 03/01/17	1,000,000	1,020,220

NC Gaston County	Series 2002, Insured: AMBAC 5.250% 06/01/20	1,500,000	1,511,610

NC High Point	Series 2002, Insured: MBIA 4.500% 06/01/14	1,275,000	1,328,142

NC Iredell County	Series 2006, 5.000% 02/01/19	2,420,000	2,483,646

NC Mecklenburg County	Series 1993, 6.000% 04/01/11	1,000,000	1,076,330

NC New Hanover County	Series 2001, 4.600% 06/01/14	1,750,000	1,821,907

NC Orange County	Series 2005 A, 5.000% 04/01/22	2,000,000	2,001,100

NC Wilmington	Series 1997 A, Insured: FGIC 5.000% 04/01/11	460,000	467,526

	Local General Obligations Total		17,694,319

See Accompanying Notes to Financial Statements.

78

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Non-Property Tax – 4.5%
NC Charlotte	Storm Water Fee, Series 2006, 5.000% 06/01/17	1,120,000	1,177,041

PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 2003 AA, Insured: MBIA 5.500% 07/01/18	3,500,000	3,455,550

PR Commonwealth of Puerto Rico Infrastructure Financing Authority	Series 2005 C, Insured: FGIC: 5.500% 07/01/21	1,785,000	1,724,560
	5.500% 07/01/22	2,000,000	1,914,260

	Special Non-Property Tax Total		8,271,411

State General Obligations – 5.4%
NC State	Series 2001 A, 4.750% 03/01/14	5,000,000	5,215,800

PR Commonwealth of Puerto Rico Public Buildings Authority	Series 2007, 6.250% 07/01/22	2,000,000	2,016,300

PR Commonwealth of Puerto Rico	Series 2001 A, Insured: MBIA 5.500% 07/01/14	1,725,000	1,777,078
	Series 2002 A, Insured: FGIC
	5.500% 07/01/17	1,000,000	1,005,080

	State General Obligations Total		10,014,258

Tax-backed Total			62,527,569

Transportation – 0.5%
Airports – 0.5%
NC Charlotte	Charlotte/Douglas International Airport, Series 1999 B, AMT, Insured: MBIA 6.000% 07/01/24	1,000,000	953,880

	Airports Total		953,880

Transportation Total			953,880

Utilities – 17.1%
Joint Power Authority – 5.8%
NC Eastern Municipal Power Agency	Series 1993 B, Insured: FGIC 6.000% 01/01/22	3,000,000	3,018,750
	Series 1993, Insured: AGO 6.000% 01/01/22	1,000,000	1,049,980

See Accompanying Notes to Financial Statements.

79

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Joint Power Authority (continued)	Series 2005, Insured: AMBAC 5.250% 01/01/20	2,000,000	1,943,580
	Series 2008 A, Insured: AGO 5.250% 01/01/19	1,500,000	1,520,730

NC Municipal Power Agency No. 1	Series 2008 A: 5.250% 01/01/17	1,185,000	1,224,152
	5.250% 01/01/20	2,000,000	1,986,420

	Joint Power Authority Total		10,743,612

Municipal Electric – 2.0%
NC Greenville Utilities Commission	Series 2008 A, Insured: FSA 5.000% 11/01/18	1,040,000	1,081,746

PR Commonwealth of Puerto Rico Electric Power Authority	Series 2007 TT, 5.000% 07/01/22	1,000,000	914,170
	Series 2007 V V, Insured: MBIA 5.250% 07/01/25	1,690,000	1,649,406

	Municipal Electric Total		3,645,322

Water & Sewer – 9.3%
NC Brunswick County	Enterprise Systems, Series 2008 A, Insured: FSA: 5.000% 04/01/20	1,915,000	1,918,294
	5.000% 04/01/22	1,390,000	1,362,603

NC Cape Fear Public Utility Authority,	Series 2008, 5.000% 08/01/20	1,000,000	999,220

NC Charlotte	Water and Sewer Systems, Series 2008, 5.000% 07/01/23	3,000,000	2,975,070

NC Greensboro City	Enterprise Systems, Series 2006: 5.250% 06/01/17	2,000,000	2,148,900
	5.250% 06/01/22	1,200,000	1,217,004

NC High Point	Combined Enterprise, Series 2008, Insured: FSA: 5.000% 11/01/24	1,000,000	981,540
	5.000% 11/01/25	1,000,000	975,280

NC Raleigh	Combined Enterprise System, Series 2006 A, 5.000% 03/01/16	1,500,000	1,594,440

See Accompanying Notes to Financial Statements.

80

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Water & Sewer (continued)
NC Winston Salem	Water and Sewer System, Series 2007 A, 5.000% 06/01/19	3,000,000	3,094,110

	Water & Sewer Total		17,266,461

Utilities Total			31,655,395
	Total Municipal Bonds (cost of $181,595,802)		174,982,088
		Shares
Investment Company – 4.2%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 6.818%) (b)(c)	7,829,000	7,829,000

	Total Investment Company (cost of $7,829,000)		7,829,000

	Total Investments – 98.8% (cost of $189,424,802) (d)		182,811,088

	Other Assets & Liabilities, Net – 1.2%		2,231,041

	Net Assets – 100.0%		185,042,129

Notes to Investment Portfolio:

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Investments in affiliates during the six month period ended September 30, 2008:
Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 6.818%)

Shares as of 03/31/08:	9,890,000
Shares purchased:	40,527,343
Shares sold:	(42,588,343)
Shares as of 09/30/08:	7,829,000
Net realized gain/loss:	$—
Dividend income earned:	$78,976
Value at end of period:	$7,829,000

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d)	Cost for federal income tax purposes is $189,424,802.

At September 30, 2008, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	33.8
Other	19.0
Utilities	17.1
Health Care	9.5
Education	5.5
Industrial	4.8
Housing	4.4
Transportation	0.5

94.6
Investment Company	4.2
Other Assets & Liabilities, Net	1.2

100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
AGO	Assured Guaranty Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

81

Investment Portfolio – Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds – 94.3%

		Par ($)	Value ($)
Education – 2.6%
Education – 2.6%
SC Educational Facilities Authority	Wofford College, Series 2007 A, 5.000% 04/01/36	1,000,000	878,280

SC Florence Darlington Commission for Technical Education	Series 2005 A, Insurer: MBIA: 5.000% 03/01/18	1,725,000	1,752,376
	5.000% 03/01/20	1,905,000	1,903,285

SC University of South Carolina	Series 2008 A, Insured: FSA 5.000% 06/01/21	1,060,000	1,052,167

	Education Total		5,586,108

Education Total			5,586,108

Health Care – 18.3%
Continuing Care Retirement – 2.1%
SC Jobs Economic Development Authority	Episcopal Church Home, Series 2007: 5.000% 04/01/15	525,000	511,927
	5.000% 04/01/16	600,000	576,060
	Lutheran Homes of South Carolina, Inc., Series 2007: 5.000% 05/01/16	1,245,000	1,142,960
	5.375% 05/01/21	1,650,000	1,448,172
	Wesley Commons, Series 2006, 5.125% 10/01/26	1,000,000	790,380

	Continuing Care Retirement Total		4,469,499

Hospitals – 16.2%
SC Charleston County	Care Alliance Health Services, Series 1999 A, Insured: FSA: 5.000% 08/15/12	1,000,000	1,024,180
	5.125% 08/15/15	6,370,000	6,646,076

SC Greenville Hospital System	Series 2008 A, 5.250% 05/01/21	3,000,000	2,845,410

SC Horry County	Conway Hospital, Series 1998, Insured: AMBAC: 4.750% 07/01/10	1,100,000	1,112,001
	4.875% 07/01/11	1,200,000	1,212,888

See Accompanying Notes to Financial Statements.

82

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)
SC Jobs Economic Development Authority	Anderson Area Medical Center, Series 1999, Insured: FSA 5.300% 02/01/14	4,375,000	4,446,662
	Bon Secours Health System, Inc., Series 2002 B, 5.500% 11/15/23	2,235,000	2,088,943
	Georgetown Memorial Hospital, Series 2001, Insured: RAD 5.250% 02/01/21	1,250,000	1,125,575
	Palmetto Health Alliance Series 2005 A, Insured: FSA 5.250% 08/01/21	4,000,000	3,870,600
	Kershaw County Medical Center Series 2008, 5.500% 09/15/25	1,925,000	1,734,367

SC Lexington County Health Services District	Lexmed, Inc.: Series 1997, Insured: FSA 5.125% 11/01/21	3,000,000	2,989,950
	Series 2007: 5.000% 11/01/17	2,230,000	2,159,198
	5.000% 11/01/18	1,000,000	955,900

SC Spartanburg County Health Services District	Series 2008 A, Insured: AGO 5.000% 04/15/19	1,225,000	1,222,587
	Series 2008 A, Insured: AGO 5.000% 04/15/18	1,000,000	1,008,210

	Hospitals Total		34,442,547

Health Care Total			38,912,046

Industrials – 3.2%
Forest Products & Paper – 2.5%
SC Georgetown County	International Paper Co.: Series 1997 A, AMT, 5.700% 10/01/21	500,000	427,550
	Series 1999 A, 5.125% 02/01/12	5,000,000	4,880,100

	Forest Products & Paper Total		5,307,650

See Accompanying Notes to Financial Statements.

83

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Industrials (continued)
Oil & Gas – 0.7%
TN Tennessee Energy Acquisition Corp.,	Series 2006, 5.000% 02/01/22	1,900,000	1,472,823

	Oil & Gas Total		1,472,823

Industrials Total			6,780,473

Other – 8.2%
Other – 0.1%
PR Commonwealth of Puerto Rico Government Development Bank	Series 2006 B, 5.000% 12/01/15	260,000	258,222

	Other Total		258,222

Refunded/Escrowed (a) – 8.1%
SC Berkeley County Water & Sewer	Series 2003, Pre-refunded 06/01/13, Insured: MBIA 5.250% 06/01/19	845,000	910,792

SC Charleston County	Medical Society Health Systems, Inc., Series 1992, Escrowed to Maturity, Insured: MBIA 6.000% 10/01/09	530,000	531,468

SC Jobs-Economic Development Authority	Palmetto Health Alliance, Series 2000 A, Pre-refunded 12/15/10, 7.125% 12/15/15	5,500,000	6,107,695

SC Lexington County Health Services District	Lexington Medical Center, Series 2003, Pre-refunded 11/01/13, 5.500% 11/01/23	2,000,000	2,153,920

SC Lexington Water & Sewer Authority	Series 1997, Pre-refunded 10/01/14, Insured: RAD 5.450% 04/01/19	2,000,000	2,068,500

SC Medical University of South Carolina	Series 1999, Escrowed to Maturity, 5.500% 07/01/09	1,575,000	1,612,343

SC Tobacco Settlement Management Authority	Series 2001 B, Pre-refunded 05/15/11 6.375% 05/15/28	3,500,000	3,737,090

	Refunded/Escrowed Total		17,121,808

Other Total			17,380,030

See Accompanying Notes to Financial Statements.

84

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September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Resource Recovery – 2.5%
Disposal – 2.5%
SC Charleston County	Foster Wheeler Charleston, Series 1997, AMT, Insured: AMBAC 5.250% 01/01/10	4,000,000	4,050,960

SC Three Rivers Solid Waste Authority	Series 2007: (b) 10/01/24	1,835,000	638,194
	(b) 10/01/25	1,835,000	590,595

	Disposal Total		5,279,749

Resource Recovery Total			5,279,749

Tax-Backed – 33.3%
Local Appropriated – 18.5%
SC Berkeley County School District	Securing Assets for Education, Series 2006 : 5.000% 12/01/20	1,000,000	934,170
	5.000% 12/01/21	2,000,000	1,831,460
	5.000% 12/01/22	3,545,000	3,219,002

SC Charleston County	Certificates of Participation, Series 2005, Insured: MBIA 5.125% 06/01/17	2,470,000	2,561,538

SC Charleston Educational Excellence Financing Corp.	Series 2006, 5.000% 12/01/19	2,000,000	1,961,980

SC Dorchester County School District No. 002	Series 2004, 5.250% 12/01/29	1,000,000	915,150
	Series 2006, 5.000% 12/01/30	1,000,000	878,420

SC Fort Mill School Facilities Corp.	Series 2006: 5.000% 12/01/17	2,900,000	2,873,755
	5.250% 12/01/19	3,105,000	3,046,937

SC Greenville County School District I	Series 2003, 5.250% 12/01/16	4,625,000	4,748,117
	Series 2006: 5.000% 12/01/15	2,290,000	2,372,852
	Insured: FSA 5.000% 12/01/15	500,000	520,650

SC Hilton Head Island Public Facilities Corp.	Series 2006, Insured: MBIA 5.000% 08/01/14	1,600,000	1,691,248

SC Newberry Investing in Children’s Education	Series 2005, 5.250% 12/01/15	1,265,000	1,255,449

See Accompanying Notes to Financial Statements.

85

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local Appropriated (continued)
SC SCAGO Educational Facilities Corp.	Colleton School District, Series 2006, Insured: AGO 5.000% 12/01/14	1,325,000	1,373,045
	Plckens School District, Series 2006, Insured: FSA: 5.000% 12/01/11	1,500,000	1,571,925
	5.000% 12/01/23	5,000,000	4,759,500
	5.000% 12/01/24	2,000,000	1,891,600

SC Sumter Two School Facilities, Inc.	Series 2007, Insured: AGO 5.000% 12/01/17	1,000,000	1,020,210

	Local Appropriated Total		39,427,008

Local General Obligations – 8.2%
SC Anderson County School District No. 004	Series 2005, Insured: FSA 5.250% 03/01/19	1,115,000	1,157,526

SC Berkeley County School District	Series 2006, Insured: FSA 5.000% 01/15/18	3,000,000	3,133,080

SC Clover School District No. 002 York County	Series 2007 A Insured: FSA LOC: South Carolina Education Finance Program 5.000% 03/01/16	2,320,000	2,429,643

SC Dorchester County	Series 2006 A, Insurer: SYNC 5.000% 05/01/15	1,000,000	1,043,650

SC Hilton Head Island Public Facilities Corp.	Series 2005 A, Insured: AMBAC 5.000% 12/01/17	1,960,000	2,010,901

SC Richland County School District No. 001	Series 2001 A, 5.250% 03/01/19	3,570,000	3,638,723

SC Spartanburg County School District No. 007	Series 2001: 5.000% 03/01/18	2,000,000	2,087,900
	5.000% 03/01/21	1,940,000	1,954,104

	Local General Obligations Total		17,455,527

Special Non-Property Tax – 4.3%
IL Metropolitan Pier & Exposition Authority	Series 2002 B, Insured: MBIA 5.750% 06/15/23	2,000,000	2,042,740

See Accompanying Notes to Financial Statements.

86

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September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Non-Property Tax (continued)
KY Economic Development Finance Authority	Louisville Arena Authority Inc., Series 2008, Insured: AGO 5.750% 12/01/28	1,500,000	1,414,530

PR Commonwealth of Puerto Rico Infrastructure Financing Authority	Series 2005 C, Insured: FGIC: 5.500% 07/01/21	1,785,000	1,724,560
	5.500% 07/01/22	2,505,000	2,397,610

SC Hilton Head Island Public Facilities Corp.	Series 2002, Insured: MBIA 5.250% 12/01/16	1,440,000	1,489,176

	Special Non-Property Tax Total		9,068,616

State General Obligations – 2.3%
PR Commonwealth of Puerto Rico Public Buildings Authority	Series 2007, 6.250% 07/01/22	2,000,000	2,016,300

PR Commonwealth of Puerto Rico	Series 2001 A, Insured: MBIA 5.500% 07/01/14	1,725,000	1,777,078
	Series 2002 A, Insured: FGIC 5.500% 07/01/17	1,000,000	1,005,080

	State General Obligations Total		4,798,458

Tax-Backed Total			70,749,609

Transportation – 3.7%
Transportation – 3.7%
SC Transportation Infrastructure Bank	Series 2005 A, Insured: AMBAC 5.250% 10/01/20	7,880,000	7,909,235

	Transportation Total		7,909,235

Transportation Total			7,909,235

Utilities – 22.5%
Investor Owned – 1.7%
SC Jobs-Economic Development Authority	South Carolina Electric & Gas Co., Series 2002, AMT, Insured: AMBAC 4.200% 11/01/12	3,615,000	3,521,263

	Investor Owned Total		3,521,263

See Accompanying Notes to Financial Statements.

87

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Joint Power Authority – 8.8%
SC Piedmont Municipal Power Agency	Series 2008 A-3, Insured: AGO 5.000% 01/01/17	3,000,000	3,077,280
	Series 2008 A-3, Insured: AGO 5.000% 01/01/18	3,050,000	3,094,926

SC Public Service Authority	Series 1999 A, Insured: MBIA 5.625% 01/01/13	2,000,000	2,065,180
	Series 2001 A, Insured: FSA 5.250% 01/01/18	1,615,000	1,658,783
	Series 2002 A, Insured: FSA 5.500% 01/01/17	1,480,000	1,550,818
	Series 2005 B, Insured: MBIA 5.000% 01/01/18	3,200,000	3,254,272
	Series 2006 C, Insured: FSA 5.000% 01/01/15	1,000,000	1,050,830

TX Sam Rayburn Municipal Power Agency	Series 2002, 6.000% 10/01/16	3,000,000	3,015,840

	Joint Power Authority Total		18,767,929

Municipal Electric – 2.4%
SC Rock Hill Utility System	Series 2003 A, Insured: FSA: 5.250% 01/01/13	2,350,000	2,486,300
	5.375% 01/01/19	1,500,000	1,543,365

SC Winnsboro Utility	Series 1999, Insured: MBIA 5.250% 08/15/13	1,020,000	1,076,151

	Municipal Electric Total		5,105,816

Water & Sewer – 9.6%
SC Beaufort Jasper Water & Sewer Authority	Series 2006, Insured: FSA 5.000% 03/01/23	1,500,000	1,453,500

SC Berkeley County Water & Sewer	Series 2003, Insured: MBIA 5.250% 06/01/19	155,000	157,294
	Series 2008 A, Insured: FSA 5.000% 06/01/21	1,000,000	992,610

See Accompanying Notes to Financial Statements.

88

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Water & Sewer (continued)
SC Camden	Combined Public Utility System, Series 1997, Insured: MBIA 5.500% 03/01/17	50,000	50,429

SC Columbia	Waterworks & Sewer System, Series 1993, 5.500% 02/01/09	3,595,000	3,634,617

SC Mount Pleasant	Waterworks & Sewer System, Series 2002: Insured: FGIC 5.250% 12/01/16	1,980,000	2,039,558
	5.250% 12/01/18	1,270,000	1,300,429

SC North Charleston Sewer District	Series 2002, Insured: FSA 5.500% 07/01/17	3,040,000	3,189,051

SC Western Carolina Regional Sewer Authority	Series 2005 B, Insured: FSA: 5.250% 03/01/16	6,250,000	6,643,938
	5.250% 03/01/19	1,000,000	1,044,360

	Water & Sewer Total		20,505,786

Utilities Total			47,900,794
	Total Municipal Bonds (cost of $207,500,397)		200,498,044

Investment Company – 5.1%		Shares
	Columbia Tax-Exempt Reserves, Capital Class (c)(d) (7 day yield of 6.818%)	10,951,000	10,951,000

	Total Investment Company (cost of $10,951,000)		10,951,000

	Total Investments – 99.4% (cost of $218,451,397) (e)		211,449,044

	Other Assets & Liabilities, Net – 0.6%		1,196,106

	Net Assets – 100.0%		212,645,150

Notes to Investment Portfolio:

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

See Accompanying Notes to Financial Statements.

89

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

(c)	Investments in affiliates during the six month period ended September 30, 2008: Security name: Columbia Tax-Exempt Reserves. Capital Class (7 day yield of 6.818%)

Shares as of 03/31/08:	10,231,000
Shares purchased:	48,304,540
Shares sold:	(47,584,540)
Shares as of 09/30/08:	10,951,000
Net realized gain/loss:	$—
Dividend income earned:	$85,477
Value at end of period:	$10,951,000

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)	Cost for federal income tax purposes is $218,451,397.

At September 30, 2008, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	33.3
Utilities	22.5
Health Care	18.3
Other	8.2
Transportation	3.7
Industrials	3.2
Education	2.6
Resource Recovery	2.5

94.3
Investment Company	5.1
Other Assets & Liabilities, Net	0.6

100.0

Acronym	Name
AGO	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

90

Investment Portfolio – Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds – 97.5%

		Par ($)	Value ($)
Education – 2.0%
Education – 2.0%
VA Amherst Industrial Development Authority	Sweet Briar Institute, Series 2006, 5.000% 09/01/26	1,000,000	841,590

VA College Building Authority	Regent University, Series 2006, 5.000% 06/01/21	1,100,000	1,017,060
	Roanoke College, Series 2007, 5.000% 04/01/23	1,000,000	940,000
	Washington & Lee University: Series 1998, Insured: MBIA 5.250% 01/01/26	3,115,000	3,073,010
	Series 2006, 5.000% 01/01/15	610,000	648,967

	Education Total		6,520,627

Education Total			6,520,627

Health Care – 8.0%
Continuing Care Retirement – 1.8%
VA Fairfax County Economic Development Authority	Goodwin House, Inc., Series 2007, 5.000% 10/01/22	2,500,000	2,217,625
	Greenspring Village, Inc., Series 2006 A, 4.750% 10/01/26	2,000,000	1,608,140

VA Henrico County Economic Development Authority	Westminster-Canterbury, Series 2006: 5.000% 10/01/21	1,000,000	893,120
	5.000% 10/01/22	1,000,000	882,770

	Continuing Care Retirement Total		5,601,655

Hospitals – 6.2%
AZ University Medical Center Corp. Hospital Revenue	Series 2004, 5.250% 07/01/14	1,000,000	1,002,370

VA Fairfax County Industrial Development Authority	Inova Health Systems, Series 1993, Insured: MBIA 5.250% 08/15/19	1,000,000	999,030

VA Fredericksburg Economic Development Authority	Medicorp Health Systems Series 2007: 5.250% 06/15/18	3,000,000	2,961,870
	5.250% 06/15/20	6,495,000	6,250,398

See Accompanying Notes to Financial Statements.

91

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)
VA Medical College of Virginia Hospital Authority	University Health Services, Series 1998, Insured: MBIA 4.800% 07/01/11	1,000,000	1,021,050

VA Roanoke Industrial Development Authority	Carilion Health Center, Series 2002 A, Insured: MBIA 5.250% 07/01/12	4,000,000	4,199,400

VA Small Business Financing Authority Hospital Revenue	Wellmont Health Systems Project Series 2007 A, 5.125% 09/01/22	710,000	629,167

VA Stafford County Economic Development Authority Hospital Facilities	Series 2006, 5.250% 06/15/24	1,000,000	931,990

VA Winchester Industrial Development Authority Hospital Revenue,	Series 2007, 5.000% 01/01/26	1,250,000	1,130,387

WI Health & Educational Facilities Authority	Agnesian Healthcare, Inc., Series 2001, 6.000% 07/01/21	1,000,000	1,002,900

	Hospitals Total		20,128,562

Health Care Total			25,730,217

Housing – 3.0%
Multi-Family – 3.0%
VA Housing Development Authority	Series 2000 B, AMT, 5.875% 08/01/15	2,655,000	2,675,470

VA Prince William County Virginia Industrial Development Authority Multifamily Housing	CRS Triangle Housing Corp. Series 1998 C, 7.000% 07/01/29	1,085,000	1,010,992

VA Suffolk Redevelopment & Housing Authority	Windsor Fieldstone LP, Series 2001, 4.850% 07/01/31	5,800,000	5,961,240

	Multi-Family Total		9,647,702

Housing Total			9,647,702

Industrials – 1.4%
Chemicals – 0.1%
VA Giles County Industrial Development Authority	Hoechst Celanese Corp., Series 1995, AMT, 5.950% 12/01/25	550,000	464,189

	Chemicals Total		464,189

See Accompanying Notes to Financial Statements.

92

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Industrials (continued)
Forest Products & Paper – 1.3%
AL Mobile Industrial Development Board Pollution Control Revenue	International Paper Co., Series 1998 B, 4.750% 04/01/10	2,250,000	2,226,600

GA Richmond County Development Authority	International Paper Co., Series 2001 A, 5.150% 03/01/15	1,450,000	1,358,331

MS Warren County Environmental Improvement	International Paper Co., Series 2000 A, AMT, 6.700% 08/01/18	500,000	500,085

	Forest Products & Paper Total		4,085,016

Industrials Totals			4,549,205

Other – 22.4%
Other – 4.1%
PR Commonwealth of Puerto Rico Government Development Bank	Series 2006 B: 5.000% 12/01/12	3,000,000	3,048,510
	5.000% 12/01/14	560,000	562,235

VA Norfolk Parking Systems Revenue	Series 2005 A, Insured: MBIA 5.000% 02/01/21	5,170,000	5,099,481

VA Virginia Beach Development Authority	Series 2005 A, 5.000% 05/01/21	4,465,000	4,477,234

	Other Total		13,187,460

Pool/Bond Bank – 8.3%
VA Resources Authority Airports Revenue	Series 2001 A, 5.250% 08/01/18	1,205,000	1,230,919

VA Resources Authority Clean Water Revenue	Series 2005: 5.500% 10/01/19	5,180,000	5,579,015
	5.500% 10/01/21	6,475,000	6,848,543
	Series 2008, 5.000% 10/01/29	5,000,000	4,817,450

VA Resources Authority Infrastructure Revenue	Pooled Financing Program: Series 2002 B, 5.000% 11/01/13	1,175,000	1,253,948
	Series 2003: 5.000% 11/01/18	1,075,000	1,098,661
	5.000% 11/01/19	1,125,000	1,142,606
	5.000% 11/01/21	1,185,000	1,187,062
	5.000% 11/01/22	1,100,000	1,093,356
	Series 2005 B, 5.000% 11/01/18	1,030,000	1,064,701

See Accompanying Notes to Financial Statements.

93

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Pool/Bond Bank (continued)	Pooled Financing Program Series 2008 A, 5.000% 11/01/24	1,765,000	1,721,122

	Pool/Bond Bank Total		27,037,383

Refunded/Escrowed (a) – 10.0%
AZ School Facilities Board	Series 2002, Pre-refunded 07/01/12, 5.250% 07/01/14	2,030,000	2,175,206

MS Hospital Facilities & Equipment Authority	Forrest County General Hospital, Series 2000, Pre-refunded 01/01/11, Insured: FSA 5.625% 01/01/20	1,285,000	1,367,574

TX Trinity River Authority Water Revenue	Series 2003, Pre-refunded 02/01/13, Insured: MBIA 5.500% 02/01/14	2,795,000	3,022,625

VA Arlington County Industrial Development Authority	Virginia Hospital Center, Series 2001, Pre-refunded 07/01/11, 5.500% 07/01/13	1,000,000	1,074,190

VA Fairfax County Water & Sewer Authority	Series 2000, Pre-refunded 04/01/10, 5.625% 04/01/25	3,000,000	3,166,800

VA Loudoun County	Series 2001 C, Pre-refunded 11/01/11, 5.000% 11/01/14	510,000	544,537

VA Montgomery County Industrial Development Authority	Series 2000 B, Pre-refunded 01/15/11, Insured: AMBAC 5.500% 01/15/22	2,000,000	2,133,020

VA Peninsula Ports Authority	Dominion Terminal Associates Project Series 2003, GTY AGMT: Dominion Energy 3.300% 10/01/33	1,000,000	1,000,000

VA Resources Authority Infrastructure Revenue	Pooled Financing Program, Series 2000 A, Pre-refunded 05/01/11, Insured: MBIA: 5.500% 05/01/21	1,070,000	1,148,656
	5.500% 05/01/22	1,120,000	1,202,331

See Accompanying Notes to Financial Statements.

94

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed (a) (continued)
VA Richmond	Series 1999 A, Pre-refunded 01/15/10, Insured: FSA 5.000% 01/15/19	2,855,000	2,974,653

VA Tobacco Settlement Financing Corp.	Series 2005, Refunded to various dates/prices: 5.250% 06/01/19	4,000,000	4,122,480
	5.500% 06/01/26	4,250,000	4,451,663

VA Virginia Beach Water & Sewer Revenue	Series 2000, Pre-refunded 08/01/10: 5.250% 08/01/17	1,790,000	1,875,526
	5.250% 08/01/19	2,035,000	2,132,232

	Refundable/Escrowed Total		32,391,493

Other Total			72,616,336

Resource Recovery – 1.6%
Disposal – 0.6%
VA Arlington County Industrial Development Authority	Ogden Martin Systems of Union, Series 1998 B, AMT, Insured: FSA 5.250% 01/01/10	1,855,000	1,875,702

	Disposal Total		1,875,702

Resource Recovery – 1.0%
VA Fairfax County Economic Development Authority	Series 1998 A, AMT, Insured: AMBAC 6.050% 02/01/09	3,385,000	3,408,390

	Resource Recovery Total		3,408,390

Resource Recovery Total			5,284,092

Tax-Backed – 52.7%
Local Appropriated – 9.0%
VA Arlington County Industrial Development Authority	Series 2004: 5.000% 08/01/17	1,205,000	1,231,884
	5.000% 08/01/18	1,205,000	1,234,932

VA Bedford County Economic Development Authority	Series 2006, Insured: MBIA 5.000% 05/01/15	1,230,000	1,277,244

VA Fairfax County Economic Development Authority	Series 2003, 5.000% 05/15/15	6,260,000	6,609,684
	Series 2005 I-A, 5.000% 04/01/19	1,380,000	1,406,841
	Series 2005, 5.000% 01/15/24	2,315,000	2,261,616

See Accompanying Notes to Financial Statements.

95

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local Appropriated (continued)
VA Hampton Roads Regional Jail Authority	Series 2004, Insured: MBIA: 5.000% 07/01/14	1,750,000	1,843,625
	5.000% 07/01/15	1,685,000	1,755,770
	5.000% 07/01/16	1,930,000	1,990,139

VA James City County Economic Development Authority	Series 2006, Insured: FSA 5.000% 06/15/23	2,000,000	1,951,040

VA Montgomery County Industrial Development Authority	Series 2008, 5.000% 02/01/29	1,000,000	902,900

VA New Kent County Economic Development Authority	Series 2006, Insured: FSA: 5.000% 02/01/15	1,000,000	1,044,210
	5.000% 02/01/21	2,075,000	2,036,301

VA Prince William County Industrial Development Authority	Series 2005, 5.250% 02/01/17	1,115,000	1,163,469
	Series 2006 A, Insured: AMBAC: 5.000% 09/01/17	800,000	818,504
	5.000% 09/01/21	1,625,000	1,568,401

	Local Appropriated Total		29,096,560

Local General Obligations – 17.2%
VA Arlington County	Series 1993, 6.000% 06/01/12	3,285,000	3,606,043
	Series 2006, 5.000% 08/01/17	4,000,000	4,226,600

VA Hampton	Series 2004, 5.000% 02/01/15	1,275,000	1,350,926
	Series 2005 A, Insured: FGIC 5.000% 04/01/18	1,500,000	1,539,330

VA Leesburg	Series 2006 B, Insured: MBIA 5.000% 09/15/17	1,145,000	1,212,601

VA Loudoun County	Series 1998 B, 5.250% 12/01/15	1,000,000	1,091,180
	Series 2005 A, 5.000% 07/01/14	4,000,000	4,297,040

VA Manassas Park	Series 2008, Insured: FSA 5.000% 01/01/22	1,205,000	1,199,132

See Accompanying Notes to Financial Statements.

96

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local General Obligations (continued)
VA Newport News	Series 2005 A, 5.250% 01/15/23	1,510,000	1,494,915
	Series 2006 B, 5.250% 02/01/18	3,030,000	3,236,040
	Series 2007 B, 5.250% 07/01/20	2,000,000	2,069,960

VA Norfolk	Series 2002 B, Insured: FSA 5.250% 07/01/11	2,000,000	2,116,320
	Series 2005, Insured: MBIA 5.000% 03/01/15	5,070,000	5,350,574

VA Portsmouth	Series 2001 A, Insured: FGIC 5.500% 06/01/17	1,030,000	1,031,596
	Series 2003, Insured: FSA: 5.000% 07/01/17	4,385,000	4,527,030
	5.000% 07/01/19	2,060,000	2,095,885
	Series 2006 A, Insured: MBIA 5.000% 07/01/16	1,000,000	1,062,610

VA Richmond	Series 2002, Insured: FSA 5.250% 07/15/11	2,150,000	2,282,612
	Series 2005 A, Insured: FSA 5.000% 07/15/15	8,840,000	9,478,602

VA Virginia Beach	Series 2004 B: 5.000% 05/01/13	1,305,000	1,394,484
	5.000% 05/01/17	1,000,000	1,060,090

	Local General Obligations Total		55,723,570

Special Non-Property Tax – 11.0%
IL Metropolitan Pier & Exposition Authority	Series 2002 B, Insured: MBIA 5.250% 06/15/11	4,500,000	4,754,295

PR Commonwealth of Puerto Rico Infrastructure Financing Authority	Series 2005 C, Insured: FGIC: 5.500% 07/01/19	5,000,000	4,943,650
	5.500% 07/01/22	5,000,000	4,785,650

See Accompanying Notes to Financial Statements.

97

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Non-Property Tax (continued)
VA Greater Richmond Convention Center Authority	Series 2005, Insured: MBIA: 5.000% 06/15/15	2,480,000	2,598,916
	5.000% 06/15/18	3,800,000	3,865,322
	5.000% 06/15/25	3,000,000	2,837,190

VA Marquis Community Development Authority	Series 2007, 5.625% 09/01/18	3,000,000	2,750,640

VA Peninsula Town Center Community Development Authority	Series 2007, 6.250% 09/01/24	2,000,000	1,783,400

VA Reynolds Crossing Community Development Authority	Series 2007, 5.100% 03/01/21	2,150,000	1,827,457

VA Watkins Centre Community Development Authority	Series 2007, 5.400% 03/01/20	2,250,000	1,971,720

VA White Oak Village Shops Virginia Community Development Authority	Series 2007, 5.300% 03/01/17	3,900,000	3,574,116

	Special Non-Property Tax Total		35,692,356

Special Property Tax – 0.9%
VA Fairfax County Economic Development Authority	Series 2004, Insured: MBIA 5.000% 04/01/24	2,865,000	2,813,487

	Special Property Tax Total		2,813,487

State Appropriated – 12.5%
VA Biotechnology Research Park Authority	Series 2001, 5.125% 09/01/16	1,100,000	1,140,733

VA College Building Authority	Series 2002 A, 5.000% 02/01/15	1,270,000	1,307,465
	Series 2004 A, 5.000% 02/01/17	3,650,000	3,728,037
	Series 2006 A: 5.000% 09/01/13	2,000,000	2,131,920
	5.000% 09/01/14	2,925,000	3,118,343

VA Port Authority	Series 2003, AMT, Insured: MBIA: 5.125% 07/01/14	1,360,000	1,345,570
	5.125% 07/01/15	1,430,000	1,397,210
	5.250% 07/01/17	1,585,000	1,519,904

VA Public Building Authority	Series 2002 A, 5.000% 08/01/14	2,790,000	2,908,631

See Accompanying Notes to Financial Statements.

98

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
State Appropriated (continued)	Series 2005 C, 5.000% 08/01/14	3,900,000	4,160,169
	Series 2006 A, 5.000% 08/01/15	6,775,000	7,231,906

VA Public School Financing Authority	Series 1998 A, 4.875% 08/01/14	1,445,000	1,461,314
	Series 2004 C, 5.000% 08/01/16	8,425,000	8,952,742

	State Appropriated Total		40,403,944

State General Obligations – 2.1%
PR Commonwealth of Puerto Rico	Series 2002 A, Insured: FGIC 5.500% 07/01/17	2,000,000	2,010,160

PR Public Buildings Authority	Series 2007, 6.250% 07/01/23	4,000,000	4,037,960

VA State	Series 2004 B, 5.000% 06/01/15	725,000	770,748

	State General Obligations Total		6,818,868

Tax-Backed Total			170,548,785

Transportation – 0.6%
Airports – 0.3%
DC Metropolitan Airport Authority	Series 1998 B, AMT, Insured: MBIA 5.250% 10/01/10	1,000,000	1,010,670

	Airports Total		1,010,670

Toll Facilities – 0.3%
VA Richmond Metropolitan Authority	Series 1998, Insured: FGIC 5.250% 07/15/17	1,000,000	1,038,970

	Toll Facilities Total		1,038,970

Transportation Total			2,049,640

Utilities – 5.8%
Investor Owned – 0.6%
IN Jasper County Indiana Pollution Control Revenue	Series 1988 A, Insured: MBIA 5.600% 11/01/16	2,000,000	1,968,280

	Investor Owned Total		1,968,280

See Accompanying Notes to Financial Statements.

99

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Joint Power Authority – 0.9%
TX Sam Rayburn Municipal Power Agency	Series 2002, 6.000% 10/01/16	2,000,000	2,010,560

WA Energy Northwest Electric	Series 2002 A, Insured: MBIA 5.750% 07/01/18	1,000,000	1,046,860

	Joint Power Authority Total		3,057,420

Municipal Electric – 0.3%
PR Puerto Rico Electric Power Authority Power Revenue	Series 2007 V, Insured: FGIC 5.250% 07/01/24	1,000,000	929,940

	Municipal Electric Total		929,940

Water & Sewer – 4.0%
VA Fairfax County Water Authority	Series 2005 B, 5.250% 04/01/19	1,835,000	1,936,604

VA Hampton Roads Sanitation District	Series 2007, 5.000% 04/01/22	1,000,000	990,130
	Series 2008, 5.000% 04/01/24	3,000,000	2,930,430

VA Newport News Water Revenue	Series 2007, Insured: FSA 5.000% 06/01/19	1,035,000	1,050,577

VA Richmond Public Utility Revenue	Series 2007, Insured: FSA 4.500% 01/15/21	1,000,000	957,890

VA Spotsylvania County Systems Revenue	Insured: FSA 5.000% 06/01/19	1,030,000	1,041,855

VA Upper Occoquan Sewage Authority	Series 1995 A, Insured: MBIA 5.150% 07/01/20	1,295,000	1,316,730
	Series 2005, Insured: FSA 5.000% 07/01/21	2,640,000	2,657,847

	Water & Sewer Total		12,882,063

Utilities Total			18,837,703
	Total Municipal Bonds (cost of $326,346,126)		315,784,307

Investment Company – 2.1%		Shares
	Columbia Tax-Exempt Reserves Capital Class (7 day yield of 6.818%) (b)(c)	6,821,219	6,821,219

	Total Investment Company (cost of $6,821,219)		6,821,219

See Accompanying Notes to Financial Statements.

100

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2008 (Unaudited)

Short-Term Obligation – 0.1%

		Par ($)	Value ($)
Variable Rate Demand Note (d) – 0.1%
WA Housing Finance Commission	Local 82 JATC Educational Development Trust, Series 2000, LOC: U.S. Bank N.A. 5.400% 11/01/25	100,000	100,000

	Total Short-Term Obligation (cost of $100,000)		100,000

	Total Investments – 99.7% (cost of $333,267,345) (f)		322,705,526

	Other Assets & Liabilities, Net – 0.3%		1,116,933

	Net Assets – 100.0%		323,822,459

Notes to Investment Portfolio:

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Investments in affiliates during the six month period ended September 30, 2008:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 6.818%)

Shares as of 03/31/08:	14,706,573
Shares purchased:	23,036,281
Shares sold:	(30,921,635)
Shares as of 09/30/08:	6,821,219
Net realized gain/loss:	$—
Interest income earned:	$104,087
Value at end of period:	$6,821,219

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d)	Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at September 30, 2008.

(e)	Cost for federal income tax purposes is $333,267,345.

At September 30, 2008, the composition of the Fund by revenue source is as follows:

Holding by Revenue Source	% of Net Assets
Tax-Backed	52.7
Other	22.4
Health Care	8.0
Utilities	5.8
Housing	3.0
Education	2.0
Resource Recovery	1.6
Industrials	1.4
Transportation	0.6

97.5
Investment Company	2.1
Short-Term Obligation	0.1
Other Assets & Liabilities, Net	0.3

100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guatanty Agreement
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
VA	Veterans Administration

See Accompanying Notes to Financial Statements.

101

Statements of Assets and Liabilities – Municipal Bond Funds

September 30, 2008 (Unaudited)

	($)	($)	($)	($)
	Columbia Short Term Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Assets:
Unaffiliated investments, at identified cost	737,707,037	223,750,217	127,335,998	157,570,249
Affiliated investments, at identified cost	25,291,029	14,005,936	2,426,660	4,814,670

Total investments, at identified cost	762,998,066	237,756,153	129,762,658	162,384,919

Unaffiliated investments, at value	738,340,076	216,340,212	122,189,344	152,384,994
Affiliated investments, at value	25,291,029	14,005,936	2,426,660	4,814,670

Total investments, at value	763,631,105	230,346,148	124,616,004	157,199,664

Cash	—	492	903	907
Receivable for:
Investments sold	44,278,851	—	—	—
Fund shares sold	2,832,265	1,149,251	9,684	169,915
Interest	9,764,446	2,759,999	1,763,601	2,149,630
Expense reimbursement due from investment advisor	75,537	27,168	22,436	25,158
Other assets	4,506	2,712	218	163

Total Assets	820,586,710	234,285,770	126,412,846	159,545,437

Liabilities:
Payable to custodian bank	4,909,312	—	—	—
Payable for:
Investments purchased	21,424,877	—	480,442	1,172,215
Fund shares redeemed	4,116,805	1,056,459	—	—
Distributions	1,806,622	646,455	386,066	462,245
Investment advisory fee	181,682	77,062	43,042	54,139
Administration fee	85,062	22,659	11,359	15,098
Transfer agent fee	11,011	1,963	3,516	3,159
Pricing and bookkeeping fees	12,930	7,534	4,770	5,794
Trustees’ fees	71,808	38,533	83,523	89,671
Audit fee	16,553	22,723	20,012	17,360
Distribution and service fees	30,628	5,021	5,989	9,133
Custody fee	9,136	1,319	6,519	1,988
Legal fee	48,900	24,780	42,641	49,514
Chief compliance officer expenses	142	122	122	183
Other liabilities	46,233	9,122	18,056	13,597

Total Liabilities	32,771,701	1,913,752	1,106,057	1,894,096

Net Assets	787,815,009	232,372,018	125,306,789	157,651,341

See Accompanying Notes to Financial Statements.

102

($)	($)	($)
Columbia North Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund

181,595,802	207,500,397	326,446,126
7,829,000	10,951,000	6,821,219

189,424,802	218,451,397	333,267,345

174,982,088	200,498,044	315,884,307
7,829,000	10,951,000	6,821,219

182,811,088	211,449,044	322,705,526

487	210	990

—	—	2,059,153
740,853	62,635	214,293
2,888,522	2,887,265	4,264,705
26,889	26,367	29,248
178	167	296

186,468,017	214,425,688	329,274,211

—	—	—

—	—	1,000,000
608,574	823,032	3,162,819
547,994	678,060	951,360
61,969	71,928	110,711
17,945	21,056	34,078
4,703	5,240	5,463
7,565	5,497	8,106
88,243	87,001	87,758
17,357	17,723	16,371
9,672	10,185	13,101
624	1,899	3,610
48,243	49,970	49,482
56	313	308
12,943	8,634	8,585

1,425,888	1,780,538	5,451,752

185,042,129	212,645,150	323,822,459

See Accompanying Notes to Financial Statements.

103

Statements of Assets and Liabilities (continued) – Municipal Bond Funds

September 30, 2008 (Unaudited)

	($)	($)	($)	($)
	Columbia Short Term Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Net Assets Consist of
Paid-in capital	798,271,945	240,150,919	130,940,641	165,095,717
Undistributed (overdistributed) net investment income	86,512	(14,480)	224,820	208,910
Accumulated net realized gain (loss)	(11,176,487)	(354,416)	(712,018)	(2,468,031)
Net unrealized appreciation (depreciation) on investments	633,039	(7,410,005)	(5,146,654)	(5,185,255)

Net Assets	787,815,009	232,372,018	125,306,789	157,651,341

Class A
Net assets	$70,035,462	$17,275,818	$15,027,382	$25,026,086
Shares outstanding	6,846,702	1,884,395	1,518,579	2,493,473
Net asset value per share (a)	$10.23	$9.17	$9.90	$10.04
Maximum sales charge	1.00%	3.25%	3.25%	3.25%
Maximum offering price per share (b)	$10.33	$9.48	$10.23	$10.38

Class B
Net assets	$558,202	$419,317	$1,163,322	$2,262,082
Shares outstanding	54,565	45,781	117,472	225,235
Net asset value and offering price per share (a)	$10.23	$9.16	$9.90	$10.04

Class C
Net assets	$18,753,419	$1,342,774	$1,942,653	$1,751,688
Shares outstanding	1,833,220	146,450	196,292	174,538
Net asset value and offering price per share (a)	$10.23	$9.17	$9.90	$10.04

Class Z
Net assets	$698,467,926	$213,334,109	$107,173,432	$128,611,485
Shares outstanding	68,280,116	23,307,874	10,830,277	12,812,203
Net asset value, offering and redemption price per share	$10.23	$9.15	$9.90	$10.04

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $100,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

104

($)	($)	($)
Columbia North Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund

191,808,149	219,784,805	333,211,129
678,492	1,125,877	822,410
(830,798)	(1,263,179)	350,739
(6,613,714)	(7,002,353)	(10,561,819)

185,042,129	212,645,150	323,822,459

$22,299,546	$17,357,192	$46,058,018
2,299,441	1,805,532	4,493,658
$9.70	$9.61	$10.25
3.25%	3.25%	3.25%
$10.03	$9.93	$10.59

$2,410,751	$2,065,671	$2,126,350
248,581	214,807	207,372
$9.70	$9.62	$10.25

$3,693,487	$5,363,582	$1,367,128
380,841	557,664	133,407
$9.70	$9.62	$10.25

$156,638,345	$187,858,705	$274,270,963
16,158,560	19,538,088	26,762,223
$9.69	$9.61	$10.25

See Accompanying Notes to Financial Statements.

105

Statements of Operations – Municipal Bond Funds

For the Six Months Ended September 30, 2008 (Unaudited)

	($)	($)	($)	($)
	Columbia Short Term Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Investment Income
Interest	11,278,104	4,442,785	2,819,210	3,525,579
Dividends from affiliates	204,964	161,539	44,727	90,987

Total Investment Income	11,483,068	4,604,324	2,863,937	3,616,566
Expenses
Investment advisory fee	957,300	462,576	259,639	331,847
Administration fee	432,190	137,108	68,627	93,004
Distribution fee:
Class B	2,232	1,690	4,915	9,809
Class C	61,669	4,938	7,108	6,319
Service fee:
Class A	60,801	20,878	19,075	31,098
Class B	744	563	1,638	3,270
Class C	20,556	1,646	2,369	2,106
Transfer agent fee	14,981	2,788	5,495	6,588
Pricing and bookkeeping fees	77,184	47,567	32,859	37,088
Trustees’ fee	12,155	9,604	13,787	12,719
Custody fee	14,685	5,340	8,142	5,119
Legal fees	34,283	13,380	30,885	34,245
Chief compliance officer expenses	355	311	302	301
Other expenses	97,345	48,910	39,910	43,200

Expenses before interest expense	1,786,480	757,299	494,751	616,713
Interest expense	292	—	—	—

Total Expense	1,786,772	757,299	494,751	616,713
Fees waived or expenses reimbursed by investment advisor	(304,728)	(149,289)	(135,096)	(149,231)
Expense reductions	(4,619)	(75)	(2)	(71)

Net Expenses	1,477,425	607,935	359,653	467,411

Net Investment Income	10,005,643	3,996,389	2,504,284	3,149,155
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	183,017	(61,536)	211,683	—
Futures contracts	—	(80,363)	33,736	(54,452)

Net realized gain (loss)	183,017	(141,899)	245,419	(54,452)
Change in net unrealized appreciation (depreciation) on:
Investments	(7,116,339)	(8,256,404)	(6,014,913)	(6,324,733)
Futures contracts	—	9,812	(2,711)	9,523

Net change in net unrealized appreciation (depreciation)	(7,116,339)	(8,246,592)	(6,017,624)	(6,315,210)

Net Loss	(6,933,322)	(8,388,491)	(5,772,205)	(6,369,662)

Net Increase (Decrease) Resulting from Operations	3,072,321	(4,392,102)	(3,267,921)	(3,220,507)

See Accompanying Notes to Financial Statements.

106

($)	($)	($)
Columbia North Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund

4,138,608	4,772,388	7,133,208
78,976	85,477	104,087

4,217,584	4,857,865	7,237,295

375,595	431,703	683,074
107,748	126,678	211,542

9,796	8,350	8,400
11,936	21,118	4,599

27,753	21,456	61,809
3,265	2,783	2,800
3,979	7,039	1,533
7,921	6,239	10,647
38,777	40,272	53,027
12,642	15,699	16,880
5,375	5,884	7,324
33,992	33,021	33,391
234	314	330
42,942	37,504	41,518

681,955	758,060	1,136,874
—	—	—

681,955	758,060	1,136,874
(155,637)	(157,482)	(203,715)
(96)	(204)	(175)

526,222	600,374	932,984

3,691,362	4,257,491	6,304,311

193,049	143,188	266,178
(22,408)	43,091	91,936

170,641	186,279	358,114

(7,825,563)	(9,359,380)	(13,145,154)
357,189	349,072	(7,374)

(7,468,374)	(9,010,308)	(13,152,528)

(7,297,733)	(8,824,029)	(12,794,414)

(3,606,371)	(4,566,538)	(6,490,103)

See Accompanying Notes to Financial Statements.

107

Statements of Changes in Net Assets – Municipal Bond Funds

Increase (Decrease) in Net Assets	Columbia Short Term Municipal Bond Fund		Columbia California Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)
Operations
Net investment income	10,005,643	13,621,347	3,996,389	5,706,457
Net realized gain (loss) on investments and futures contracts	183,017	(324,280)	(141,899)	(109,806)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(7,116,339)	6,215,554	(8,246,592)	(1,763,745)

Net Increase (Decrease) Resulting from Operations	3,072,321	19,512,621	(4,392,102)	3,832,906

Distributions to Shareholders
From net investment income:
Class A	(676,640)	(953,775)	(269,300)	(338,673)
Class B	(6,080)	(15,791)	(5,596)	(19,290)
Class C	(168,175)	(343,429)	(16,345)	(31,931)
Class Z	(9,154,748)	(12,309,140)	(3,705,148)	(5,317,416)
From net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class Z	—	—	—	—

Total Distributions to Shareholders	(10,005,643)	(13,622,135)	(3,996,389)	(5,707,310)
Net Increase (Decrease) from Share Transactions	227,579,186	130,603,918	22,109,036	76,348,654

Total Increase (Decrease) in Net Assets	220,645,864	136,494,404	13,720,545	74,474,250

Net Assets
Beginning of year	567,169,145	430,674,741	218,651,473	144,177,223
End of year	787,815,009	567,169,145	232,372,018	218,651,473
Undistributed (overdistributed) net investment income at the end of period	86,512	86,512	(14,480)	(14,480)

See Accompanying Notes to Financial Statements.

108

Columbia Georgia Intermediate Municipal Bond Fund		Columbia Maryland Intermediate Municipal Bond Fund		Columbia North Carolina Intermediate Municipal Bond Fund
(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)

2,504,284	4,828,251	3,149,155	6,526,844	3,691,362	7,028,228
245,419	207,952	(54,452)	278,858	170,641	(1,025,762)
(6,017,624)	(2,423,309)	(6,315,210)	(3,317,147)	(7,468,374)	(4,333,229)

(3,267,921)	2,612,894	(3,220,507)	3,488,555	(3,606,371)	1,669,237

(279,208)	(554,942)	(449,408)	(906,104)	(415,173)	(705,245)
(19,081)	(49,747)	(37,369)	(93,676)	(39,031)	(91,660)
(27,629)	(58,390)	(24,160)	(49,971)	(47,488)	(97,453)
(2,178,365)	(4,164,874)	(2,638,206)	(5,477,093)	(3,189,670)	(6,134,131)

—	—	—	—	—	(5,438)
—	—	—	—	—	(797)
—	—	—	—	—	(900)
—	—	—	—	—	(42,641)

(2,504,283)	(4,827,953)	(3,149,143)	(6,526,844)	(3,691,362)	(7,078,265)
7,215,409	6,127,054	(175,668)	(4,514,702)	9,650,656	6,424,355

1,443,205	3,911,995	(6,545,318)	(7,552,991)	2,352,923	1,015,327

123,863,584	119,951,589	164,196,659	171,749,650	182,689,206	181,673,879
125,306,789	123,863,584	157,651,341	164,196,659	185,042,129	182,689,206
224,820	224,819	208,910	208,898	678,492	678,492

See Accompanying Notes to Financial Statements.

109

Statements of Changes in Net Assets (continued) – Municipal Bond Funds

Increase (Decrease) in Net Assets	Columbia South Carolina Intermediate Municipal Bond Fund		Columbia Virginia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)	(Unaudited) Six Months Ended September 30, 2008 ($)	Year Ended March 31, 2008 ($)
Operations
Net investment income	4,257,491	7,275,100	6,304,311	12,204,925
Net realized gain (loss) on investments and futures contracts	186,279	(1,457,853)	358,114	316,597
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(9,010,308)	(2,941,906)	(13,152,528)	(2,761,003)

Net Increase (Decrease) Resulting from Operations	(4,566,538)	2,875,341	(6,490,103)	9,760,519

Distributions to Shareholders
From net investment income:
Class A	(320,775)	(633,664)	(862,087)	(1,683,745)
Class B	(33,345)	(74,758)	(30,727)	(75,974)
Class C	(84,409)	(177,872)	(16,789)	(32,471)
Class Z	(3,818,962)	(6,388,210)	(5,394,709)	(10,414,826)
From net realized gains:
Class A	—	(28,635)	—	(20,401)
Class B	—	(4,321)	—	(1,128)
Class C	—	(10,308)	—	(452)
Class Z	—	(266,009)	—	(120,368)

Total Distributions to Shareholders	(4,257,491)	(7,583,777)	(6,304,312)	(12,349,365)
Net Increase (Decrease) from Share Transactions	26,510,476	15,635,365	(3,204,656)	15,300,662

Total Increase (Decrease) in Net Assets	17,686,447	10,926,929	(15,999,071)	12,711,816

Net Assets
Beginning of year	194,958,703	184,031,774	339,821,530	327,109,714
End of year	212,645,150	194,958,703	323,822,459	339,821,530
Undistributed (overdistributed) net investment income at the end of period	1,125,877	1,125,877	822,410	822,411

See Accompanying Notes to Financial Statements.

110

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Short Term Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	4,750,418	48,929,994	782,648	8,033,820
Distributions reinvested	41,202	423,636	62,539	638,396
Redemptions	(1,040,138)	(10,700,218)	(979,492)	(9,995,991)

Net Increase (Decrease)	3,751,482	38,653,412	(134,305)	(1,323,775)

Class B
Subscriptions	—	—	—	—
Distributions reinvested	522	5,373	1,271	12,967
Redemptions	(5,552)	(57,328)	(14,359)	(147,534)

Net Decrease	(5,030)	(51,955)	(13,088)	(134,567)

Class C
Subscriptions	541,923	5,584,961	177,587	1,826,426
Distributions reinvested	9,420	96,856	19,882	202,939
Redemptions	(153,410)	(1,577,235)	(388,870)	(3,955,404)

Net Increase (Decrease)	397,933	4,104,582	(191,401)	(1,926,039)

Class Z
Subscriptions	25,180,651	259,580,276	12,794,324	131,348,478
Proceeds received in connection with merger	—	—	9,476,089	97,847,055
Distributions reinvested	50,697	521,276	28,907	295,206
Redemptions	(7,305,477)	(75,228,405)	(9,354,113)	(95,502,440)

Net Increase	17,925,871	184,873,147	12,945,207	133,988,299

See Accompanying Notes to Financial Statements.

111

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia California Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	701,490	6,673,278	986,015	9,402,372
Distributions reinvested	19,186	180,353	24,726	235,748
Redemptions	(256,457)	(2,436,824)	(536,613)	(5,162,455)

Net Increase	464,219	4,416,807	474,128	4,475,665

Class B
Subscriptions	843	8,009	2,117	20,000
Distributions reinvested	320	3,015	1,127	10,731
Redemptions	(5,392)	(50,954)	(44,129)	(422,520)

Net Decrease	(4,229)	(39,930)	(40,885)	(391,789)

Class C
Subscriptions	13,480	127,446	21,297	202,568
Distributions reinvested	633	5,954	1,284	12,239
Redemptions	(599)	(5,692)	(21,981)	(206,033)

Net Increase	13,514	127,708	600	8,774

Class Z
Subscriptions	4,363,947	41,282,672	5,575,460	53,037,581
Proceeds received in connection with merger	—	—	5,066,126	48,045,319
Distributions reinvested	23,664	222,518	10,118	96,269
Redemptions	(2,532,857)	(23,900,739)	(3,031,306)	(28,923,165)

Net Increase	1,854,754	17,604,451	7,620,398	72,256,004

See Accompanying Notes to Financial Statements.

112

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Georgia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	250,772	2,601,903	127,503	1,338,245
Distributions reinvested	18,327	187,913	35,519	370,689
Redemptions	(78,646)	(807,425)	(311,911)	(3,277,398)

Net Increase (Decrease)	190,453	1,982,391	(148,889)	(1,568,464)

Class B
Subscriptions	4,852	50,300	6,882	71,633
Distributions reinvested	1,491	15,323	3,902	40,741
Redemptions	(20,623)	(213,813)	(64,784)	(678,102)

Net Decrease	(14,280)	(148,190)	(54,000)	(565,728)

Class C
Subscriptions	44,113	454,880	21,938	230,256
Distributions reinvested	1,407	14,426	2,724	28,431
Redemptions	(26,086)	(268,666)	(25,761)	(269,972)

Net Increase (Decrease)	19,434	200,640	(1,099)	(11,285)

Class Z
Subscriptions	1,139,459	11,819,907	2,637,503	27,477,538
Distributions reinvested	4,671	47,884	8,891	92,793
Redemptions	(647,832)	(6,687,223)	(1,847,120)	(19,297,800)

Net Increase	496,298	5,180,568	799,274	8,272,531

See Accompanying Notes to Financial Statements.

113

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Maryland Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	236,293	2,455,827	254,321	2,675,243
Distributions reinvested	34,921	361,201	69,495	730,698
Redemptions	(115,364)	(1,194,102)	(312,326)	(3,289,064)

Net Increase	155,850	1,622,926	11,490	116,877

Class B
Subscriptions	3,319	34,551	—	—
Distributions reinvested	2,357	24,401	5,767	60,698
Redemptions	(37,833)	(395,720)	(139,390)	(1,470,529)

Net Decrease	(32,157)	(336,768)	(133,623)	(1,409,831)

Class C
Subscriptions	21,480	223,487	2,093	22,160
Distributions reinvested	2,013	20,812	4,195	44,109
Redemptions	(1,955)	(20,379)	(19,481)	(203,519)

Net Increase (Decrease)	21,538	223,920	(13,193)	(137,250)

Class Z
Subscriptions	1,239,614	12,926,048	2,121,681	22,342,218
Distributions reinvested	6,506	67,504	9,879	103,832
Redemptions	(1,411,400)	(14,679,298)	(2,423,891)	(25,530,548)

Net Decrease	(165,280)	(1,685,746)	(292,331)	(3,084,498)

See Accompanying Notes to Financial Statements.

114

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia North Carolina Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	227,010	2,288,432	725,063	7,433,696
Distributions reinvested	32,044	321,212	48,855	499,354
Redemptions	(182,552)	(1,845,370)	(352,278)	(3,624,361)

Net Increase	76,502	764,274	421,640	4,308,689

Class B
Subscriptions	3,860	39,145	17,162	174,567
Distributions reinvested	2,813	28,204	6,095	62,384
Redemptions	(22,853)	(231,102)	(122,231)	(1,255,627)

Net Decrease	(16,180)	(163,753)	(98,974)	(1,018,676)

Class C
Subscriptions	114,760	1,156,587	28,515	289,168
Distributions reinvested	1,349	13,496	2,029	20,755
Redemptions	(43,666)	(443,412)	(84,234)	(865,730)

Net Increase (Decrease)	72,443	726,671	(53,690)	(555,807)

Class Z
Subscriptions	3,473,739	35,122,139	4,905,348	50,260,605
Distributions reinvested	13,515	135,477	19,023	194,351
Redemptions	(2,669,697)	(26,934,152)	(4,557,849)	(46,764,807)

Net Increase	817,557	8,323,464	366,522	3,690,149

See Accompanying Notes to Financial Statements.

115

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia South Carolina Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	348,339	3,494,897	121,836	1,233,227
Distributions reinvested	20,986	208,364	40,981	415,322
Redemptions	(163,351)	(1,637,927)	(261,413)	(2,655,412)

Net Increase (Decrease)	205,974	2,065,334	(98,596)	(1,006,863)

Class B
Subscriptions	5,040	49,999	9,594	96,314
Distributions reinvested	2,302	22,889	5,328	54,011
Redemptions	(19,054)	(191,907)	(67,375)	(684,399)

Net Decrease	(11,712)	(119,019)	(52,453)	(534,074)

Class C
Subscriptions	61,511	613,260	66,448	677,264
Distributions reinvested	4,109	40,849	8,848	89,680
Redemptions	(76,992)	(772,277)	(121,572)	(1,241,157)

Net Decrease	(11,372)	(118,168)	(46,276)	(474,213)

Class Z
Subscriptions	3,610,952	36,219,607	3,510,755	35,395,599
Distributions reinvested	12,555	125,251	21,409	217,206
Redemptions	(1,168,229)	(11,662,529)	(1,769,589)	(17,962,290)

Net Increase	2,455,278	24,682,329	1,762,575	17,650,515

See Accompanying Notes to Financial Statements.

116

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Virginia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	332,210	3,540,620	333,356	3,576,102
Distributions reinvested	56,780	599,143	110,906	1,182,697
Redemptions	(417,258)	(4,392,204)	(480,637)	(5,120,656)

Net Decrease	(28,268)	(252,441)	(36,375)	(361,857)

Class B
Subscriptions	6,680	70,500	8,744	93,685
Distributions reinvested	1,652	17,437	3,770	40,210
Redemptions	(29,429)	(314,127)	(74,602)	(795,493)

Net Decrease	(21,097)	(226,190)	(62,088)	(661,598)

Class C
Subscriptions	46,101	490,111	10,030	107,841
Distributions reinvested	1,285	13,549	2,469	26,321
Redemptions	(4,817)	(51,289)	(46,494)	(496,482)

Net Increase (Decrease)	42,569	452,371	(33,995)	(362,320)

Class Z
Subscriptions	2,158,560	22,957,855	5,391,242	57,482,310
Distributions reinvested	8,503	89,815	13,093	139,657
Redemptions	(2,475,156)	(26,226,066)	(3,840,689)	(40,935,530)

Net Increase (Decrease)	(308,093)	(3,178,396)	1,563,646	16,686,437

See Accompanying Notes to Financial Statements.

117

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class A Shares			2008		2007		2006 (a)		2005	2004
Net Asset Value, Beginning of Period	$10.32		$10.17		$10.14		$10.21		$10.42	$10.40

Income from Investment Operations:
Net investment income (b)	0.14		0.32		0.30		0.22		0.22	0.20
Net realized and unrealized gain (loss) on investments	(0.09)		0.15		0.03		(0.04)		(0.21)	0.02

Total from Investment Operations	0.05		0.47		0.33		0.18		0.01	0.22

Less Distributions to Shareholders:
From net investment income	(0.14)		(0.32)		(0.30)		(0.25)		(0.22)	(0.20)

Net Asset Value, End of Period	$10.23		$10.32		$10.17		$10.14		$10.21	$10.42
Total return (c)(d)	0.53	%(e)	4.66%		3.30%		1.80%		0.07%	2.09%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.65	%(f)(h)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65%	0.65%
Interest expense (g)	—	%(h)	—%		—%		—%		—%	—%
Net expenses	0.65	%(f)(h)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65%	0.65%
Waiver/Reimbursement	0.09	%(h)	0.11%		0.11%		0.08%		0.15%	0.18%
Net investment income	2.77	%(f)(h)	3.09	%(f)	2.95	%(f)	2.47	%(f)	2.10%	1.87%
Portfolio turnover rate	57	%(e)	73%		98%		13%		17%	20%
Net assets, end of period (000’s)	$70,035		$31,952		$32,855		$52,003		$88,601	$181,802

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

118

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class B Shares			2008		2007		2006 (a)		2005	2004
Net Asset Value, Beginning of Period	$10.32		$10.17		$10.14		$10.21		$10.42	$10.40

Income from Investment Operations:
Net investment income (b)	0.11		0.24		0.22		0.16		0.14	0.12
Net realized and unrealized gain (loss) on investments	(0.09)		0.15		0.03		(0.05)		(0.21)	0.02

Total from Investment Operations	0.02		0.39		0.25		0.11		(0.07)	0.14

Less Distributions to Shareholders:
From net investment income	(0.11)		(0.24)		(0.22)		(0.18)		(0.14)	(0.12)

Net Asset Value, End of Period	$10.23		$10.32		$10.17		$10.14		$10.21	$10.42
Total return (c)(d)	0.15	%(e)	3.88%		2.54%		1.04%		(0.68)%	1.33%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.40	%(f)(h)	1.40	%(f)	1.40	%(f)	1.40	%(f)	1.40%	1.40%
Interest expense (g)	—	%(h)	—%		—%		—%		—%	—%
Net expenses	1.40	%(f)(h)	1.40	%(f)	1.40	%(f)	1.40	%(f)	1.40%	1.40%
Waiver/Reimbursement	0.09	%(h)	0.11%		0.11%		0.08%		0.15%	0.18%
Net investment income	2.05	%(f)(h)	2.35	%(f)	2.20	%(f)	1.72	%(f)	1.35%	1.12%
Portfolio turnover rate	57	%(e)	73%		98%		13%		17%	20%
Net assets, end of period (000’s)	$558		$615		$739		$904		$1,186	$1,356

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

(h)	Annualized

See Accompanying Notes to Financial Statements.

119

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class C Shares			2008		2007		2006 (a)		2005	2004
Net Asset Value, Beginning of Period	$10.32		$10.17		$10.14		$10.21		$10.42	$10.40

Income from Investment Operations:
Net investment income (b)	0.11		0.24		0.22		0.16		0.14	0.12
Net realized and unrealized gain (loss) on investments	(0.09)		0.15		0.03		(0.05)		(0.21)	0.02

Total from Investment Operations	0.02		0.39		0.25		0.11		(0.07)	0.14

Less Distributions to Shareholders:
From net investment income	(0.11)		(0.24)		(0.22)		(0.18)		(0.14)	(0.12)

Net Asset Value, End of Period	$10.23		$10.32		$10.17		$10.14		$10.21	$10.42
Total return (c)(d)	0.15	%(e)	3.88%		2.53%		1.04%		(0.68)%	1.33%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.40	%(f)(h)	1.40	%(f)	1.40	%(f)	1.40	%(f)	1.40%	1.40%
Interest expense (g)	—	%(h)	—%		—%		—%		—%	—%
Net expenses	1.40	%(f)(h)	1.40	%(f)	1.40	%(f)	1.40	%(f)	1.40%	1.40%
Waiver/Reimbursement	0.09	%(h)	0.11%		0.11%		0.08%		0.15%	0.18%
Net investment income	2.04	%(f)(h)	2.35	%(f)	2.20	%(f)	1.72	%(f)	1.34%	1.12%
Portfolio turnover rate	57	%(e)	73%		98%		13%		17%	20%
Net assets, end of period (000’s)	$18,753		$14,816		$16,549		$22,848		$32,123	$56,551

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

(h)	Annualized

See Accompanying Notes to Financial Statements.

120

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class Z Shares			2008		2007		2006 (a)		2005	2004
Net Asset Value, Beginning of Period	$10.32		$10.17		$10.14		$10.21		$10.42	$10.40

Income from Investment Operations:
Net investment income (b)	0.16		0.34		0.32		0.25		0.24	0.22
Net realized and unrealized gain (loss) on investments	(0.09)		0.15		0.04		(0.04)		(0.21)	0.02

Total from Investment Operations	0.07		0.49		0.36		0.21		0.03	0.24

Less Distributions to Shareholders:
From net investment income	(0.16)		(0.34)		(0.33)		(0.28)		(0.24)	(0.22)

Net Asset Value, End of Period	$10.23		$10.32		$10.17		$10.14		$10.21	$10.42
Total return (c)(d)	0.65	%(e)	4.92%		3.56%		2.05%		0.31%	2.34%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.40	%(f)(h)	0.40	%(f)	0.40	%(f)	0.40	%(f)	0.40%	0.40%
Interest expense (g)	—	%(h)	—%		—%		—%		—%	—%
Net expenses	0.40	%(f)(h)	0.40	%(f)	0.40	%(f)	0.40	%(f)	0.40%	0.40%
Waiver/Reimbursement	0.09	%(h)	0.11%		0.11%		0.08%		0.15%	0.18%
Net investment income	3.04	%(f)(h)	3.34	%(f)	3.20	%(f)	2.72	%(f)	2.35%	2.12%
Portfolio turnover rate	57	%(e)	73%		98%		13%		17%	20%
Net assets, end of period (000’s)	$698,468		$519,786		$380,532		$529,770		$840,910	$1,009,036

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

(h)	Annualized

See Accompanying Notes to Financial Statements.

121

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class A Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$9.50		$9.63		$9.49		$9.63		$10.01		$10.02

Income from Investment Operations:
Net investment income (b)	0.15		0.33		0.33		0.31		0.30		0.32
Net realized and unrealized gain (loss) on investments and futures contracts	(0.33)		(0.13)		0.14		(0.08)		(0.27)		0.05

Total from Investment Operations	(0.18)		0.20		0.47		0.23		0.03		0.37

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.33)		(0.33)		(0.32)		(0.30)		(0.32)
From net realized gains	—		—		—		(0.05)		(0.11)		(0.06)

Total Distributions to Shareholders	(0.15)		(0.33)		(0.33)		(0.37)		(0.41)		(0.38)

Net Asset Value, End of Period	$9.17		$9.50		$9.63		$9.49		$9.63		$10.01
Total return (c)(d)	(1.89	)%(e)	2.08%		5.00%		2.37%		0.34%		3.72%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.75	%(f)(g)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%		0.75%
Interest expense	—		—	%(h)	—		—	%(h)	—	%(h)	—	%(h)
Net expenses	0.75	%(f)(g)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%		0.75%
Waiver/Reimbursement	0.13	%(g)	0.16%		0.20%		0.18%		0.28%		0.24%
Net investment income	3.22	%(f)(g)	3.40	%(f)	3.41	%(f)	3.30	%(f)	3.10%		3.15%
Portfolio turnover rate	5	%(e)	5%		13%		35%		26%		12%
Net assets, end of period (000’s)	$17,276		$13,488		$9,108		$7,145		$5,427		$10,151

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

122

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class B Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$9.49		$9.62		$9.48		$9.62		$10.00		$10.01

Income from Investment Operations:
Net investment income (b)	0.12		0.26		0.26		0.24		0.23		0.24
Net realized and unrealized gain (loss) on investments and futures contracts	(0.33)		(0.14)		0.14		(0.08)		(0.27)		0.05

Total from Investment Operations	(0.21)		0.12		0.40		0.16		(0.04)		0.29

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.25)		(0.26)		(0.25)		(0.23)		(0.24)
From net realized gains	—		—		—		(0.05)		(0.11)		(0.06)

Total Distributions to Shareholders	(0.12)		(0.25)		(0.26)		(0.30)		(0.34)		(0.30)

Net Asset Value, End of Period	$9.16		$9.49		$9.62		$9.48		$9.62		$10.00
Total return (c)(d)	(2.26	)%(e)	1.32%		4.22%		1.61%		(0.41)%		2.95%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.50	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%		1.50%
Interest expense	—		—	%(h)	—		—	%(h)	—	%(h)	—	%(h)
Net expenses	1.50	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%		1.50%
Waiver/Reimbursement	0.13	%(g)	0.16%		0.20%		0.18%		0.28%		0.24%
Net investment income	2.48	%(f)(g)	2.69	%(f)	2.67	%(f)	2.55	%(f)	2.33%		2.40%
Portfolio turnover rate	5	%(e)	5%		13%		35%		26%		12%
Net assets, end of period (000’s)	$419		$475		$874		$1,258		$1,163		$1,281

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

123

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class C Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$9.50		$9.63		$9.49		$9.63		$10.01		$10.02

Income from Investment Operations:
Net investment income (b)	0.12		0.26		0.26		0.25		0.23		0.24
Net realized and unrealized gain (loss) on investments and futures contracts	(0.33)		(0.14)		0.14		(0.09)		(0.27)		0.05

Total from Investment Operations	(0.21)		0.12		0.40		0.16		(0.04)		0.29

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.25)		(0.26)		(0.25)		(0.23)		(0.24)
From net realized gains	—		—		—		(0.05)		(0.11)		(0.06)

Total Distributions to Shareholders	(0.12)		(0.25)		(0.26)		(0.30)		(0.34)		(0.30)

Net Asset Value, End of Period	$9.17		$9.50		$9.63		$9.49		$9.63		$10.01
Total return (c)(d)	(2.26	)%(e)	1.31%		4.22%		1.61%		(0.40)%		2.95%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.50	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%		1.50%
Interest expense	—		—	%(h)	—		—	%(h)	—	%(h)	—	%(h)
Net expenses	1.50	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%		1.50%
Waiver/Reimbursement	0.13	%(g)	0.16%		0.20%		0.18%		0.28%		0.24%
Net investment income	2.48	%(f)(g)	2.67	%(f)	2.67	%(f)	2.55	%(f)	2.33%		2.40%
Portfolio turnover rate	5	%(e)	5%		13%		35%		26%		12%
Net assets, end of period (000’s)	$1,343		$1,263		$1,274		$1,339		$2,797		$4,075

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

124

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class Z Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$9.48		$9.61		$9.47		$9.61		$9.99		$10.00

Income from Investment Operations:
Net investment income (b)	0.17		0.35		0.35		0.34		0.33		0.34
Net realized and unrealized gain (loss) on investments and futures contracts	(0.33)		(0.13)		0.14		(0.09)		(0.27)		0.05

Total from Investment Operations	(0.16)		0.22		0.49		0.25		0.06		0.39

Less Distributions to Shareholders:
From net investment income	(0.17)		(0.35)		(0.35)		(0.34)		(0.33)		(0.34)
From net realized gains	—		—		—		(0.05)		(0.11)		(0.06)

Total Distributions to Shareholders	(0.17)		(0.35)		(0.35)		(0.39)		(0.44)		(0.40)

Net Asset Value, End of Period	$9.15		$9.48		$9.61		$9.47		$9.61		$9.99
Total return (c)(d)	(1.77	)%(e)	2.33%		5.27%		2.63%		0.59%		3.99%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.50	%(f)(g)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%		0.50%
Interest expense	—		—	%(h)	—		—	%(h)	—	%(h)	—	%(h)
Net expenses	0.50	%(f)(g)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%		0.50%
Waiver/Reimbursement	0.13	%(g)	0.16%		0.20%		0.18%		0.28%		0.24%
Net investment income	3.48	%(f)(g)	3.66	%(f)	3.67	%(f)	3.55	%(f)	3.32%		3.40%
Portfolio turnover rate	5	%(e)	5%		13%		35%		26%		12%
Net assets, end of period (000’s)	$213,334		$203,426		$132,921		$122,286		$116,533		$128,957

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

125

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class A Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.35		$10.54		$10.51		$10.66		$10.98		$10.92

Income from Investment Operations:
Net investment income (b)	0.19		0.40		0.40		0.40		0.41		0.42
Net realized and unrealized gain (loss) on investments and futures contracts	(0.45)		(0.19)		0.03		(0.15)		(0.32)		0.06

Total from Investment Operations	(0.26)		0.21		0.43		0.25		0.09		0.48

Less Distributions to Shareholders:
From net investment income	(0.19)		(0.40)		(0.40)		(0.40)		(0.41)		(0.42)

Net Asset Value, End of Period	$9.90		$10.35		$10.54		$10.51		$10.66		$10.98
Total return (c)(d)	(2.56	)%(e)	2.00%		4.20%		2.38%		0.80%		4.47%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.75	%(f)(h)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%		0.75%
Interest expense	—		—	%(g)	—		—	%(g)	—	%(g)	—	%(g)
Net expenses	0.75	%(f)(h)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%		0.75%
Waiver/Reimbursement	0.21	%(h)	0.20%		0.21%		0.19%		0.25%		0.23%
Net investment income	3.66	%(f)(h)	3.80	%(f)	3.84	%(f)	3.79	%(f)	3.76%		3.83%
Portfolio turnover rate	9	%(e)	28%		26%		12%		8%		11%
Net assets, end of period (000’s)	$15,027		$13,742		$15,574		$17,913		$21,415		$21,887

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

(h)	Annualized

See Accompanying Notes to Financial Statements.

126

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class B Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.35		$10.55		$10.52		$10.67		$10.99		$10.92

Income from Investment Operations:
Net investment income (b)	0.15		0.32		0.33		0.32		0.32		0.34
Net realized and unrealized gain (loss) on investments and futures contracts	(0.45)		(0.20)		0.03		(0.15)		(0.32)		0.07

Total from Investment Operations	(0.30)		0.12		0.36		0.17		—		0.41

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.32)		(0.33)		(0.32)		(0.32)		(0.34)

Net Asset Value, End of Period	$9.90		$10.35		$10.55		$10.52		$10.67		$10.99
Total return (c)(d)	(2.93	)%(e)	1.15%		3.43%		1.62%		0.05%		3.79%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.50	%(f)(h)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%		1.50%
Interest expense	—		—	%(g)	—		—	%(g)	—	%(g)	—	%(g)
Net expenses	1.50	%(f)(h)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%		1.50%
Waiver/Reimbursement	0.21	%(h)	0.20%		0.21%		0.19%		0.25%		0.23%
Net investment income	2.91	%(f)(h)	3.05	%(f)	3.09	%(f)	3.04	%(f)	3.01%		3.08%
Portfolio turnover rate	9	%(e)	28%		26%		12%		8%		11%
Net assets, end of period (000’s)	$1,163		$1,364		$1,960		$2,581		$6,662		$7,462

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

(h)	Annualized

See Accompanying Notes to Financial Statements.

127

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class C Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.35		$10.55		$10.51		$10.66		$10.98		$10.92

Income from Investment Operations:
Net investment income (b)	0.15		0.32		0.33		0.32		0.33		0.34
Net realized and unrealized gain (loss) on investments and futures contracts	(0.45)		(0.20)		0.04		(0.15)		(0.33)		0.06

Total from Investment Operations	(0.30)		0.12		0.37		0.17		—		0.40

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.32)		(0.33)		(0.32)		(0.32)		(0.34)

Net Asset Value, End of Period	$9.90		$10.35		$10.55		$10.51		$10.66		$10.98
Total return (c)(d)	(2.93	)%(e)	1.14%		3.52%		1.62%		0.05%		3.69%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.50	%(f)(h)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%		1.50%
Interest expense	—		—	%(g)	—		—	%(g)	—	%(g)	—	%(g)
Net expenses	1.50	%(f)(h)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%		1.50%
Waiver/Reimbursement	0.21	%(h)	0.20%		0.21%		0.19%		0.25%		0.23%
Net investment income	2.91	%(f)(h)	3.05	%(f)	3.09	%(f)	3.04	%(f)	3.01%		3.08%
Portfolio turnover rate	9	%(e)	28%		26%		12%		8%		11%
Net assets, end of period (000’s)	$1,943		$1,830		$1,877		$2,189		$3,254		$4,769

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

(h)	Annualized

See Accompanying Notes to Financial Statements.

128

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class Z Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.35		$10.54		$10.51		$10.66		$10.98		$10.92

Income from Investment Operations:
Net investment income (b)	0.20		0.42		0.43		0.43		0.43		0.45
Net realized and unrealized gain (loss) on investments and futures contracts	(0.45)		(0.19)		0.03		(0.15)		(0.32)		0.06

Total from Investment Operations	(0.25)		0.23		0.46		0.28		0.11		0.51

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.42)		(0.43)		(0.43)		(0.43)		(0.45)

Net Asset Value, End of Period	$9.90		$10.35		$10.54		$10.51		$10.66		$10.98
Total return (c)(d)	(2.44	)%(e)	2.26%		4.46%		2.63%		1.05%		4.73%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.50	%(f)(h)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%		0.50%
Interest expense	—		—	%(g)	—		—	%(g)	—	%(g)	—	%(g)
Net expenses	0.50	%(f)(h)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%		0.50%
Waiver/Reimbursement	0.21	%(h)	0.20%		0.21%		0.19%		0.25%		0.23%
Net investment income	3.91	%(f)(h)	4.05	%(f)	4.09	%(f)	4.04	%(f)	4.01%		4.08%
Portfolio turnover rate	9	%(e)	28%		26%		12%		8%		11%
Net assets, end of period (000’s)	$107,173		$106,927		$100,541		$102,259		$114,652		$133,207

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

(h)	Annualized

See Accompanying Notes to Financial Statements.

129

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class A Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.44		$10.63		$10.57		$10.78		$11.22		$11.22

Income from Investment Operations:
Net investment income (b)	0.19		0.39		0.40		0.39		0.39		0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)		(0.19)		0.06		(0.22)		(0.44)		—	(c)

Total from Investment Operations	(0.21)		0.20		0.46		0.17		(0.05)		0.41

Less Distributions to Shareholders:
From net investment income	(0.19)		(0.39)		(0.40)		(0.38)		(0.39)		(0.41)

Net Asset Value, End of Period	$10.04		$10.44		$10.63		$10.57		$10.78		$11.22
Total return (d)(e)	(2.06	)%(f)	1.96%		4.46%		1.59%		(0.43)%		3.70%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.75	%(g)(i)	0.75	%(g)	0.75	%(g)	0.75	%(g)	0.75%		0.75%
Interest expense	—		—		—	%(h)	—	%(h)	—	%(h)	—	%(h)
Net expenses	0.75	%(g)(i)	0.75	%(g)	0.75	%(g)	0.75	%(g)	0.75%		0.75%
Waiver/Reimbursement	0.18	%(i)	0.16%		0.17%		0.16%		0.23%		0.22%
Net investment income	3.61	%(g)(i)	3.74	%(g)	3.81	%(g)	3.59	%(g)	3.54%		3.64%
Portfolio turnover rate	6	%(f)	8%		20%		24%		2%		19%
Net assets, end of period (000’s)	$25,026		$24,405		$24,730		$28,877		$30,400		$34,458

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

130

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class B Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.45		$10.64		$10.57		$10.78		$11.23		$11.22

Income from Investment Operations:
Net investment income (b)	0.15		0.32		0.33		0.30		0.31		0.33
Net realized and unrealized gain (loss) on investments and futures contracts	(0.41)		(0.19)		0.06		(0.21)		(0.45)		—	(c)

Total from Investment Operations	(0.26)		0.13		0.39		0.09		(0.14)		0.33

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.32)		(0.32)		(0.30)		(0.31)		(0.32)

Net Asset Value, End of Period	$10.04		$10.45		$10.64		$10.57		$10.78		$11.23
Total return (d)(e)	(2.53	)%(f)	1.20%		3.78%		0.83%		(1.26)%		3.02%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.50	%(g)(i)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%		1.50%
Interest expense	—		—		—	%(h)	—	%(h)	—	%(h)	—	%(h)
Net expenses	1.50	%(g)(i)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%		1.50%
Waiver/Reimbursement	0.18	%(i)	0.16%		0.17%		0.16%		0.23%		0.22%
Net investment income	2.86	%(g)(i)	3.00	%(g)	3.07	%(g)	2.84	%(g)	2.79%		2.89%
Portfolio turnover rate	6	%(f)	8%		20%		24%		2%		19%
Net assets, end of period (000’s)	$2,262		$2,689		$4,159		$7,825		$13,119		$17,955

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

131

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class C Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.44		$10.63		$10.57		$10.78		$11.23		$11.22

Income from Investment Operations:
Net investment income (b)	0.15		0.32		0.32		0.30		0.31		0.33
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)		(0.19)		0.06		(0.21)		(0.45)		—	(c)

Total from Investment Operations	(0.25)		0.13		0.38		0.09		(0.14)		0.33

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.32)		(0.32)		(0.30)		(0.31)		(0.32)

Net Asset Value, End of Period	$10.04		$10.44		$10.63		$10.57		$10.78		$11.23
Total return (d)(e)	(2.43	)%(f)	1.20%		3.68%		0.83%		(1.26)%		3.02%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.50	%(g)(i)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%		1.50%
Interest expense	—		—		—	%(h)	—	%(h)	—	%(h)	—	%(h)
Net expenses	1.50	%(g)(i)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%		1.50%
Waiver/Reimbursement	0.18	%(i)	0.16%		0.17%		0.16%		0.23%		0.22%
Net investment income	2.86	%(g)(i)	2.99	%(g)	3.06	%(g)	2.84	%(g)	2.79%		2.89%
Portfolio turnover rate	6	%(f)	8%		20%		24%		2%		19%
Net assets, end of period (000’s)	$1,752		$1,597		$1,767		$1,979		$2,628		$2,825

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

132

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class Z Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.44		$10.63		$10.57		$10.78		$11.23		$11.22

Income from Investment Operations:
Net investment income (b)	0.20		0.42		0.43		0.41		0.41		0.45
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)		(0.19)		0.06		(0.21)		(0.44)		—	(c)

Total from Investment Operations	(0.20)		0.23		0.49		0.20		(0.03)		0.45

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.42)		(0.43)		(0.41)		(0.42)		(0.44)

Net Asset Value, End of Period	$10.04		$10.44		$10.63		$10.57		$10.78		$11.23
Total return (d)(e)	(1.94	)%(f)	2.21%		4.72%		1.84%		(0.27)%		4.05%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.50	%(g)(i)	0.50	%(g)	0.50	%(g)	0.50	%(g)	0.50%		0.50%
Interest expense	—		—		—	%(h)	—	%(h)	—	%(h)	—	%(h)
Net expenses	0.50	%(g)(i)	0.50	%(g)	0.50	%(g)	0.50	%(g)	0.50%		0.50%
Waiver/Reimbursement	0.18	%(i)	0.16%		0.17%		0.16%		0.23%		0.22%
Net investment income	3.86	%(g)(i)	3.99	%(g)	4.06	%(g)	3.84	%(g)	3.79%		3.89%
Portfolio turnover rate	6	%(f)	8%		20%		24%		2%		19%
Net assets, end of period (000’s)	$128,611		$135,506		$141,094		$148,553		$153,653		$188,400

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

133

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class A Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.08		$10.38		$10.40		$10.56		$10.87		$10.85

Income from Investment Operations:
Net investment income (b)	0.19		0.39		0.40		0.41		0.41		0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(0.38)		(0.30)		0.03		(0.16)		(0.31)		0.02

Total from Investment Operations	(0.19)		0.09		0.43		0.25		0.10		0.43

Less Distributions to Shareholders:
From net investment income	(0.19)		(0.39)		(0.39)		(0.41)		(0.41)		(0.41)
From net realized gains	—		—	(c)	(0.06)		—		—		—

Total Distributions to Shareholders	(0.19)		(0.39)		(0.45)		(0.41)		(0.41)		(0.41)

Net Asset Value, End of Period	$9.70		$10.08		$10.38		$10.40		$10.56		$10.87
Total return (d)(e)	(1.94	)%(f)	0.84%		4.23%		2.37%		0.93%		4.03%

Ratios to Average Net Assets/Supplemental Data:
Net expense before interest expense	0.75	%(g)(h)	0.75	%(h)	0.75	%(h)	0.75	%(h)	0.75%		0.75%
Interest expense	—		—		—		—		—	%(i)	—	%(i)
Net expenses	0.75	%(g)(h)	0.75	%(h)	0.75	%(h)	0.75	%(h)	0.75%		0.75%
Waiver/Reimbursement	0.17	%(g)	0.16%		0.18%		0.17%		0.23%		0.22%
Net investment income	3.74	%(g)(h)	3.73	%(h)	3.80	%(h)	3.89	%(h)	3.83%		3.77%
Portfolio turnover rate	9	%(f)	25%		17%		16%		6%		20%
Net assets, end of period (000’s)	$22,300		$22,399		$18,705		$19,155		$19,082		$25,608

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

134

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class B Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.08		$10.38		$10.39		$10.56		$10.87		$10.85

Income from Investment Operations:
Net investment income (b)	0.15		0.31		0.32		0.33		0.33		0.33
Net realized and unrealized gain (loss) on investments and futures contracts	(0.38)		(0.30)		0.04		(0.17)		(0.31)		0.02

Total from Investment Operations	(0.23)		0.01		0.36		0.16		0.02		0.35

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.31)		(0.31)		(0.33)		(0.33)		(0.33)
From net realized gains	—		—	(c)	(0.06)		—		—		—

Total Distributions to Shareholders	(0.15)		(0.31)		(0.37)		(0.33)		(0.33)		(0.33)

Net Asset Value, End of Period	$9.70		$10.08		$10.38		$10.39		$10.56		$10.87
Total return (d)(e)	(2.31	)%(f)	0.09%		3.55%		1.51%		0.18%		3.25%

Ratios to Average Net Assets/Supplemental Data:
Net expense before interest expense	1.50	%(g)(h)	1.50	%(h)	1.50	%(h)	1.50	%(h)	1.50%		1.50%
Interest expense	—		—		—		—		—	%(i)	—	%(i)
Net expenses	1.50	%(g)(h)	1.50	%(h)	1.50	%(h)	1.50	%(h)	1.50%		1.50%
Waiver/Reimbursement	0.17	%(g)	0.16%		0.18%		0.17%		0.23%		0.22%
Net investment income	2.99	%(g)(h)	2.99	%(h)	3.05	%(h)	3.14	%(h)	3.08%		3.02%
Portfolio turnover rate	9	%(f)	25%		17%		16%		6%		20%
Net assets, end of period (000’s)	$2,411		$2,668		$3,776		$4,478		$13,403		$16,228

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

135

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class C Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.08		$10.38		$10.40		$10.56		$10.87		$10.85

Income from Investment Operations:
Net investment income (b)	0.15		0.31		0.32		0.33		0.33		0.33
Net realized and unrealized gain (loss) on investments and futures contracts	(0.38)		(0.30)		0.03		(0.16)		(0.31)		0.02

Total from Investment Operations	(0.23)		0.01		0.35		0.17		0.02		0.35

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.31)		(0.31)		(0.33)		(0.33)		(0.33)
From net realized gains	—		—	(c)	(0.06)		—		—		—

Total Distributions to Shareholders	(0.15)		(0.31)		(0.37)		(0.33)		(0.33)		(0.33)

Net Asset Value, End of Period	$9.70		$10.08		$10.38		$10.40		$10.56		$10.87
Total return (d)(e)	(2.31	)%(f)	0.09%		3.45%		1.60%		0.17%		3.25%

Ratios to Average Net Assets/Supplemental Data:
Net expense before interest expense	1.50	%(g)(h)	1.50	%(h)	1.50	%(h)	1.50	%(h)	1.50%		1.50%
Interest expense	—		—		—		—		—	%(i)	—	%(i)
Net expenses	1.50	%(g)(h)	1.50	%(h)	1.50	%(h)	1.50	%(h)	1.50%		1.50%
Waiver/Reimbursement	0.17	%(g)	0.16%		0.18%		0.17%		0.23%		0.22%
Net investment income	2.98	%(g)(h)	2.99	%(h)	3.05	%(h)	3.14	%(h)	3.08%		3.02%
Portfolio turnover rate	9	%(f)	25%		17%		16%		6%		20%
Net assets, end of period (000’s)	$3,693		$3,108		$3,760		$4,650		$4,037		$1,942

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

136

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class Z Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.07		$10.38		$10.39		$10.56		$10.87		$10.85

Income from Investment Operations:
Net investment income (b)	0.20		0.41		0.42		0.43		0.43		0.44
Net realized and unrealized gain (loss) on investments and futures contracts	(0.38)		(0.31)		0.05		(0.16)		(0.30)		0.02

Total from Investment Operations	(0.18)		0.10		0.47		0.27		0.13		0.46

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.41)		(0.42)		(0.44)		(0.44)		(0.44)
From net realized gains	—		—	(c)	(0.06)		—		—		—

Total Distributions to Shareholders	(0.20)		(0.41)		(0.48)		(0.44)		(0.44)		(0.44)

Net Asset Value, End of Period	$9.69		$10.07		$10.38		$10.39		$10.56		$10.87
Total return (d)(e)	(1.82	)%(f)	0.99%		4.59%		2.53%		1.19%		4.29%

Ratios to Average Net Assets/Supplemental Data:
Net expense before interest expense	0.50	%(g)(h)	0.50	%(h)	0.50	%(h)	0.50	%(h)	0.50%		0.50%
Interest expense	—		—		—		—		—	%(i)	—	%(i)
Net expenses	0.50	%(g)(h)	0.50	%(h)	0.50	%(h)	0.50	%(h)	0.50%		0.50%
Waiver/Reimbursement	0.17	%(g)	0.16%		0.18%		0.17%		0.23%		0.22%
Net investment income	3.99	%(g)(h)	3.99	%(h)	4.05	%(h)	4.14	%(h)	4.08%		4.02%
Portfolio turnover rate	9	%(f)	25%		17%		16%		6%		20%
Net assets, end of period (000’s)	$156,638		$154,515		$155,432		$138,854		$150,588		$192,537

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

137

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class A Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.01		$10.27		$10.25		$10.46		$10.79		$10.73

Income from Investment Operations:
Net investment income (b)	0.19		0.39		0.39		0.43		0.41		0.42
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)		(0.25)		0.06		(0.17)		(0.29)		0.14

Total from Investment Operations	(0.21)		0.14		0.45		0.26		0.12		0.56

Less Distributions to Shareholders:
From net investment income	(0.19)		(0.38)		(0.38)		(0.40)		(0.41)		(0.42)
From net realized gains	—		(0.02)		(0.05)		(0.07)		(0.04)		(0.08)

Total Distributions to Shareholders	(0.19)		(0.40)		(0.43)		(0.47)		(0.45)		(0.50)

Net Asset Value, End of Period	$9.61		$10.01		$10.27		$10.25		$10.46		$10.79
Total return (c)(d)	(2.17	)%(e)	1.39%		4.50%		2.46%		1.11%		5.41%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.75	%(f)(g)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%		0.75%
Interest expense	—		—		—	%(h)	—	%(h)	—	%(h)	—	%(h)
Net expenses	0.75	%(f)(g)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%		0.75%
Waiver/Reimbursement	0.15	%(g)	0.15%		0.17%		0.14%		0.21%		0.21%
Net investment income	3.74	%(f)(g)	3.78	%(f)	3.77	%(f)	3.78	%(f)	3.80%		3.94%
Portfolio turnover rate	8	%(e)	13%		15%		11%		9%		15%
Net assets, end of period (000’s)	$17,357		$16,007		$17,443		$18,855		$23,303		$27,956

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

138

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class B Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.01		$10.27		$10.25		$10.46		$10.79		$10.73

Income from Investment Operations:
Net investment income (b)	0.15		0.31		0.31		0.34		0.33		0.34
Net realized and unrealized gain (loss) on investments and futures contracts	(0.39)		(0.24)		0.07		(0.16)		(0.29)		0.14

Total from Investment Operations	(0.24)		0.07		0.38		0.18		0.04		0.48

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.31)		(0.31)		(0.32)		(0.33)		(0.34)
From net realized gains	—		(0.02)		(0.05)		(0.07)		(0.04)		(0.08)

Total Distributions to Shareholders	(0.15)		(0.33)		(0.36)		(0.39)		(0.37)		(0.42)

Net Asset Value, End of Period	$9.62		$10.01		$10.27		$10.25		$10.46		$10.79
Total return (c)(d)	(2.43	)%(e)	0.64%		3.72%		1.70%		0.35%		4.62%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.50	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%		1.50%
Interest expense	—		—		—	%(h)	—	%(h)	—	%(h)	—	%(h)
Net expenses	1.50	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%		1.50%
Waiver/Reimbursement	0.15	%(g)	0.15%		0.17%		0.14%		0.22%		0.21%
Net investment income	3.00	%(f)(g)	3.03	%(f)	3.02	%(f)	3.03	%(f)	3.06%		3.19%
Portfolio turnover rate	8	%(e)	13%		15%		11%		9%		15%
Net assets, end of period (000’s)	$2,066		$2,268		$2,866		$4,135		$8,170		$10,524

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

139

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class C Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.01		$10.28		$10.26		$10.47		$10.80		$10.74

Income from Investment Operations:
Net investment income (b)	0.15		0.31		0.31		0.34		0.33		0.34
Net realized and unrealized gain (loss) on investments and futures contracts	(0.39)		(0.26)		0.07		(0.16)		(0.29)		0.14

Total from Investment Operations	(0.24)		0.05		0.38		0.18		0.04		0.48

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.30)		(0.31)		(0.32)		(0.33)		(0.34)
From net realized gains	—		(0.02)		(0.05)		(0.07)		(0.04)		(0.08)

Total Distributions to Shareholders	(0.15)		(0.32)		(0.36)		(0.39)		(0.37)		(0.42)

Net Asset Value, End of Period	$9.62		$10.01		$10.28		$10.26		$10.47		$10.80
Total return (c)(d)	(2.43	)%(e)	0.54%		3.72%		1.70%		0.36%		4.62%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.50	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%		1.50%
Interest expense	—		—		—	%(h)	—	%(h)	—	%(h)	—	%(h)
Net expenses	1.50	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%		1.50%
Waiver/Reimbursement	0.15	%(g)	0.15%		0.17%		0.14%		0.22%		0.21%
Net investment income	3.00	%(f)(g)	3.03	%(f)	3.02	%(f)	3.03	%(f)	3.06%		3.19%
Portfolio turnover rate	8	%(e)	13%		15%		11%		9%		15%
Net assets, end of period (000’s)	$5,364		$5,697		$6,324		$7,060		$7,944		$9,103

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

140

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class Z Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.01		$10.27		$10.25		$10.46		$10.79		$10.74

Income from Investment Operations:
Net investment income (b)	0.20		0.41		0.41		0.46		0.43		0.45
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)		(0.24)		0.07		(0.18)		(0.29)		0.13

Total from Investment Operations	(0.20)		0.17		0.48		0.28		0.14		0.58

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.41)		(0.41)		(0.42)		(0.43)		(0.45)
From net realized gains	—		(0.02)		(0.05)		(0.07)		(0.04)		(0.08)

Total Distributions to Shareholders	(0.20)		(0.43)		(0.46)		(0.49)		(0.47)		(0.53)

Net Asset Value, End of Period	$9.61		$10.01		$10.27		$10.25		$10.46		$10.79
Total return (c)(d)	(2.04	)%(e)	1.65%		4.76%		2.71%		1.36%		5.57%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.50	%(f)(g)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%		0.50%
Interest expense	—		—		—	%(h)	—	%(h)	—	%(h)	—	%(h)
Net expenses	0.50	%(f)(g)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%		0.50%
Waiver/Reimbursement	0.15	%(g)	0.15%		0.17%		0.14%		0.22%		0.21%
Net investment income	4.00	%(f)(g)	4.03	%(f)	4.01	%(f)	4.03	%(f)	4.05%		4.19%
Portfolio turnover rate	8	%(e)	13%		15%		11%		9%		15%
Net assets, end of period (000’s)	$187,859		$170,987		$157,399		$160,021		$178,468		$220,249

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

141

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class A Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.65		$10.73		$10.67		$10.86		$11.21		$11.18

Income from Investment Operations:
Net investment income (b)	0.19		0.38		0.38		0.38		0.40		0.43
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)		(0.08)		0.11		(0.18)		(0.33)		0.03

Total from Investment Operations	(0.21)		0.30		0.49		0.20		0.07		0.46

Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.38)		(0.38)		(0.38)		(0.40)		(0.43)
From net realized gains	—		—	(c)	(0.05)		(0.01)		(0.02)		—	(c)

Total Distributions Declared to Shareholders	(0.19)		(0.38)		(0.43)		(0.39)		(0.42)		(0.43)

Net Asset Value, End of Period	$10.25		$10.65		$10.73		$10.67		$10.86		$11.21
Total return (d)(e)	(2.05	)%(f)	2.85%		4.64%		1.88%		0.69%		4.21%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.75	%(g)(h)	0.75	%(g)	0.75	%(g)	0.75	%(g)	0.75%		0.75%
Interest expense	—		—		—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	0.75	%(g)(h)	0.75	%(g)	0.75	%(g)	0.75	%(g)	0.75%		0.75%
Waiver/Reimbursement	0.12	%(h)	0.12%		0.13%		0.12%		0.19%		0.20%
Net investment income	3.49	%(g)(h)	3.51	%(g)	3.55	%(g)	3.54	%(g)	3.70%		3.85%
Portfolio turnover rate	4	%(f)	12%		22%		30%		14%		17%
Net assets, end of period (000’s)	$46,058		$48,158		$48,924		$53,054		$48,476		$57,288

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

142

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class B Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.65		$10.73		$10.67		$10.86		$11.22		$11.18

Income from Investment Operations:
Net investment income (b)	0.11		0.30		0.30		0.30		0.32		0.35
Net realized and unrealized gain (loss) on investments and futures contracts	(0.36)		(0.08)		0.11		(0.18)		(0.34)		0.04

Total from Investment Operations	(0.25)		0.22		0.41		0.12		(0.02)		0.39

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.30)		(0.30)		(0.30)		(0.32)		(0.35)
From net realized gains	—		—	(c)	(0.05)		(0.01)		(0.02)		—	(c)

Total Distributions to Shareholders	(0.15)		(0.30)		(0.35)		(0.31)		(0.34)		(0.35)

Net Asset Value, End of Period	$10.25		$10.65		$10.73		$10.67		$10.86		$11.22
Total return (d)(e)	(2.42	)%(f)	2.08%		3.86%		1.12%		(0.15)%		3.52%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.50	%(g)(h)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%		1.50%
Interest expense	—		—		—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	1.50	%(g)(h)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%		1.50%
Waiver/Reimbursement	0.12	%(h)	0.12%		0.13%		0.12%		0.19%		0.20%
Net investment income	2.75	%(g)(h)	2.77	%(g)	2.80	%(g)	2.79	%(g)	2.95%		3.10%
Portfolio turnover rate	4	%(f)	12%		22%		30%		14%		17%
Net assets, end of period (000’s)	$2,126		$2,434		$3,119		$4,360		$13,563		$15,907

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

143

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class C Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.65		$10.73		$10.67		$10.86		$11.21		$11.18

Income from Investment Operations:
Net investment income (b)	0.14		0.30		0.30		0.30		0.32		0.35
Net realized and unrealized gain (loss) on investments and futures contracts	(0.39)		(0.08)		0.11		(0.18)		(0.33)		0.03

Total from Investment Operations	(0.25)		0.22		0.41		0.12		(0.01)		0.38

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.30)		(0.30)		(0.30)		(0.32)		(0.35)
From net realized gains	—		—	(c)	(0.05)		(0.01)		(0.02)		—	(c)

Total Distributions to Shareholders	(0.15)		(0.30)		(0.35)		(0.31)		(0.34)		(0.35)

Net Asset Value, End of Period	$10.25		$10.65		$10.73		$10.67		$10.86		$11.21
Total return (d)(e)	(2.42	)%(f)	2.08%		3.86%		1.12%		(0.06)%		3.43%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.50	%(g)(h)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%		1.50%
Interest expense	—		—		—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	1.50	%(g)(h)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%		1.50%
Waiver/Reimbursement	0.12	%(h)	0.12%		0.13%		0.12%		0.19%		0.20%
Net investment income	2.73	%(g)(h)	2.77	%(g)	2.80	%(g)	2.79	%(g)	2.95%		3.10%
Portfolio turnover rate	4	%(f)	12%		22%		30%		14%		17%
Net assets, end of period (000’s)	$1,367		$967		$1,340		$1,450		$1,860		$2,303

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

144

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Class Z Shares			2008		2007		2006 (a)		2005		2004
Net Asset Value, Beginning of Period	$10.65		$10.73		$10.67		$10.86		$11.21		$11.18

Income from Investment Operations:
Net investment income (b)	0.21		0.40		0.41		0.44		0.43		0.46
Net realized and unrealized gain (loss) on investments and futures contracts	(0.41)		(0.07)		0.10		(0.21)		(0.33)		0.03

Total from Investment Operations	(0.20)		0.33		0.51		0.23		0.10		0.49

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.41)		(0.40)		(0.41)		(0.43)		(0.46)
From net realized gains	—		—	(c)	(0.05)		(0.01)		(0.02)		—	(c)

Total Distributions to Shareholders	(0.20)		(0.41)		(0.45)		(0.42)		(0.45)		(0.46)

Net Asset Value, End of Period	$10.25		$10.65		$10.73		$10.67		$10.86		$11.21
Total return (d)(e)	(1.92	)%(f)	3.10%		4.90%		2.13%		0.94%		4.47%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.50	%(g)(h)	0.50	%(g)	0.50	%(g)	0.50	%(g)	0.50%		0.50%
Interest expense	—		—		—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	0.50	%(g)(h)	0.50	%(g)	0.50	%(g)	0.50	%(g)	0.50%		0.50%
Waiver/Reimbursement	0.12	%(h)	0.12%		0.13%		0.12%		0.19%		0.20%
Net investment income	3.74	%(g)(h)	3.76	%(g)	3.80	%(g)	3.79	%(g)	3.94%		4.10%
Portfolio turnover rate	4	%(f)	12%		22%		30%		14%		17%
Net assets, end of period (000’s)	$274,271		$288,262		$273,728		$266,292		$282,024		$280,515

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

145

Notes to Financial Statements – Municipal Bond Funds

September 30, 2008 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

Columbia Short Term Municipal Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund is a diversified fund. Columbia Maryland Intermediate Municipal Bond Fund is a non-diversified fund. Each of the remaining Funds operates as a diversified fund.

Investment Objectives

Columbia Short Term Municipal Bond Fund seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal. Each of the Intermediate Municipal Bond Funds seeks current income exempt from federal income tax and the respective state individual income tax, consistent with moderate fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charge, as applicable.

Class A shares are subject to a maximum front-end sales charge of 1.00% for Columbia Short Term Municipal Bond Fund and 3.25% for the Intermediate Municipal Bond Funds, based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within one year after purchase. Class B shares of each of the Intermediate Municipal Bond Funds are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund’s prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision

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of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008 the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used, as of September 30, 2008, in valuing each Fund’s assets:

Columbia Short Term Municipal Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$25,291,029	$—
Level 2 – Other Significant Observable Inputs	758,340,076	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$763,631,105	$—

Columbia California Intermediate Municipal Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$18,377,686	$—
Level 2 – Other Significant Observable Inputs	271,968,462	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$230,346,148	$—

Columbia Georgia Intermediate Municipal Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$2,426,660	$—
Level 2 – Other Significant Observable Inputs	122,189,344	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$124,616,004	$—

Columbia Maryland Intermediate Municipal Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$4,814,670	$—
Level 2 – Other Significant Observable Inputs	152,384,994	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$157,199,664	$—

Columbia North Carolina Intermediate Municipal Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$7,829,000	$—
Level 2 – Other Significant Observable Inputs	174,982,088	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$182,811,088	$—

Columbia South Carolina Intermediate Municipal Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$10,951,000	$—
Level 2 – Other Significant Observable Inputs	200,498,044	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$211,449,044	$—

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Columbia Virginia Intermediate Municipal Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$6,821,219	$—
Level 2 – Other Significant Observable Inputs	315,884,307	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$322,705,526	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 (“SFAS 161”), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features. Management is evaluating the impact the application of SFAS 161 will have on the Funds’ financial statement disclosures.

Futures Contracts

The Funds may invest in futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC (“Columbia”), the Funds’ investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds’ Statements of Assets and Liabilities at any given time.

Upon entering into a futures contract, a Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed or expires.

Delayed Delivery Securities

Each Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. Each Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

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Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2008 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Short Term Municipal Bond Fund	$13,555,974	$66,161	$—
Columbia California Intermediate Municipal Bond Fund	5,685,805	21,505	—
Columbia Georgia Intermediate Municipal Bond Fund	4,802,493	25,460	—
Columbia Maryland Intermediate Municipal Bond Fund	6,403,998	122,846	—
Columbia North Carolina Intermediate Municipal Bond Fund	7,017,718	18,590	41,957
Columbia South Carolina Intermediate Municipal Bond Fund	7,260,050	32,909	290,817
Columbia Virginia Intermediate Municipal Bond Fund	11,999,834	212,734	136,797

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions

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Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia Short Term Municipal Bond Fund	$3,687,628	$(3,054,589)	$633,039
Columbia California Intermediate Municipal Bond Fund	1,165,103	(8,575,108)	(7,410,005)
Columbia Georgia Intermediate Municipal Bond Fund	1,133,701	(6,280,355)	(5,146,654)
Columbia Maryland Intermediate Municipal Bond Fund	1,979,246	(7,164,501)	(5,185,255)

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia North Carolina Intermediate Municipal Bond Fund	$2,402,894	$(9,016,608)	$(6,613,714)
Columbia South Carolina Intermediate Municipal Bond Fund	1,806,016	(8,808,369)	(7,002,353)
Columbia Virginia Intermediate Municipal Bond Fund	2,825,259	(13,387,078)	(10,561,819)

The following capital loss carryforwards, determined as of March 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	2009	2010	2011	2012	2013	2014	2015	2016	Total
Columbia Short Term Municipal Bond Fund	$360,272	$14,892	$336,127	$397,238	$2,170,497	$3,786,208	$3,090,745	$1,181,270	$11,337,249
Columbia California Intermediate Municipal Bond Fund	—	—	—	—	—	—	115,857	106,782	222,639
Columbia Georgia Intermediate Municipal Bond Fund	—	—	954,726	—	—	—	—	—	954,726
Columbia Maryland Intermediate Municipal Bond Fund	—	—	421,787	—	828,332	901,428	271,557	—	2,423,104
Columbia South Carolina Intermediate Municipal Bond Fund	—	—	—	—	—	—	—	317,772	317,772

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Under Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”) management determines whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Funds’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	Fees on Average Net Assets
	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
All Funds (except Columbia Short Term Municipal Bond Fund)	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Columbia Short Term Municipal Bond Fund	0.30%	0.25%	0.25%	0.25%	0.25%	0.25%

For the six month period ended September 30, 2008, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund’s average daily net assets, were as follows:

Annualized Effective Fee Rate
Columbia Short Term Municipal Bond Fund	0.29%
Columbia California Intermediate Municipal Bond Fund	0.40%
Columbia Georgia Intermediate Municipal Bond Fund	0.40%
Columbia Maryland Intermediate Municipal Bond Fund	0.40%
Columbia North Carolina Intermediate Municipal Bond Fund	0.40%
Columbia South Carolina Intermediate Municipal Bond Fund	0.40%
Columbia Virginia Intermediate Municipal Bond Fund	0.40%

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee from each Fund, computed daily and paid monthly, at the annual rate of 0.15% of each Fund’s average daily net assets less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year

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(exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended September 30, 2008, these minimum account balance fees reduced total expenses as follows:

Columbia Short Term Municipal Bond Fund	$100
Columbia California Intermediate Municipal Bond Fund	60
Columbia Maryland Intermediate Municipal Bond Fund	60
Columbia North Carolina Intermediate Municipal Bond Fund	80
Columbia South Carolina Intermediate Municipal Bond Fund	60
Columbia Virginia Intermediate Municipal Bond Fund	111

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds’ shares. For the six month period ended September 30, 2008, the Distributor has retained net underwriting discounts on the sale of Class A shares and received net CDSC fees on Class A, Class B and Class C share redemptions as follows:

	Front End Sales Charge		Contingent Deferred Sales Charge
	Class A	Class A	Class B	Class C
Columbia Short Term Municipal Bond Fund	$6,308	$5,978	$—	$503
Columbia California Intermediate Municipal Bond Fund	194	10,575	158	—
Columbia Georgia Intermediate Municipal Bond Fund	274	—	—	—
Columbia Maryland Intermediate Municipal Bond Fund	2,583	—	232	—

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	Front End Sales Charge		Contingent Deferred Sales Charge
	Class A	Class A	Class B	Class C
Columbia North Carolina Intermediate Municipal Bond Fund	$156	$—	$99	$—
Columbia South Carolina Intermediate Municipal Bond Fund	1,384	—	—	—
Columbia Virginia Intermediate Municipal Bond Fund	1,628	—	97	173

The Funds have adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors. The Plans require the payment of a combined distribution and shareholder servicing fee for Class A shares of each Fund. The Plans also require the payment of a monthly shareholder servicing fee and distribution fee for the Class B and Class C shares of each Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Funds’ other service providers have contractually agreed to waive fees and/or reimburse certain expenses through July 31, 2009, so that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, will not exceed the following annual rates, based on each Fund’s average daily net assets:

Annual Rate
Columbia Short Term Municipal Bond Fund	0.40%
Columbia California Intermediate Municipal Bond Fund	0.50%
Columbia Georgia Intermediate Municipal Bond Fund	0.50%
Columbia Maryland Intermediate Municipal Bond Fund	0.50%
Columbia North Carolina Intermediate Municipal Bond Fund	0.50%
Columbia South Carolina Intermediate Municipal Bond Fund	0.50%
Columbia Virginia Intermediate Municipal Bond Fund	0.50%

Columbia and/or the Distributor are entitled to recover from the Funds any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Funds’ total operating expenses to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these contractual expense limitations will continue after July 31, 2009.

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At September 30, 2008, the amounts potentially recoverable pursuant to this arrangement are as follows:

	Amount of potential recovery expiring March 31,				Total potential recovery	Amount recovered during the six month period ended September 30, 2008
	2012	2011	2010	2009
Columbia Short Term Municipal Bond Fund	$304,728	$470,889	$554,470	$622,982	$1,953,069	$—
Columbia California Intermediate Municipal Bond Fund	149,289	245,824	269,630	223,600	888,343	—
Columbia Georgia Intermediate Municipal Bond Fund	135,096	246,888	251,480	260,729	894,193	—
Columbia Maryland Intermediate Municipal Bond Fund	149,231	267,402	292,639	308,526	1,017,798	—
Columbia North Carolina Intermediate Municipal Bond Fund	155,637	293,196	305,301	295,622	1,049,756	—
Columbia South Carolina Intermediate Municipal Bond Fund	157,482	273,304	316,287	290,174	1,037,247	—
Columbia Virginia Intermediate Municipal Bond Fund	203,715	386,045	429,520	390,700	1,409,980	—

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees” in the Statement of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” in the Statements of Assets and Liabilities

Other

Certain Funds have made investments of cash balances in Columbia Tax-Exempt Reserves, another portfolio of the Trust, pursuant to an exemptive order received from, and pursuant to a rule adopted by, the Securities and Exchange Commission. The income earned by each Fund from such investments is included as “Dividends from affiliates” on the Statements of Operations. Columbia earned advisory and administration fees on the investments made in Columbia Tax-Exempt Reserves in addition to the advisory and administration fees earned by Columbia from the Funds. For the six month period ended September 30, 2008, Columbia earned the following fees related to investments in affiliated funds:

	Advisory Fees (earned by Columbia)	Administration Fees (earned by Columbia)
Columbia Short Term Municipal Bond Fund	$15,116	$3,841
Columbia California Intermediate Municipal Bond Fund	10,478	2,736
Columbia Georgia Intermediate Municipal Bond Fund	3,697	939
Columbia Maryland Intermediate Municipal Bond Fund	6,967	1,871
Columbia North Carolina Intermediate Municipal Bond Fund	6,039	1,565
Columbia South Carolina Intermediate Municipal Bond Fund	5,920	1,570
Columbia Virginia Intermediate Municipal Bond Fund	8,088	2,111

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Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended September 30, 2008, these custody credits reduced total expenses as follows:

Custody Credits
Columbia Short Term Municipal Bond Fund	$4,519
Columbia California Intermediate Municipal Bond Fund	15
Columbia Georgia Intermediate Municipal Bond Fund	2
Columbia Maryland Intermediate Municipal Bond Fund	11
Columbia North Carolina Intermediate Municipal Bond Fund	16
Columbia South Carolina Intermediate Municipal Bond Fund	144
Columbia Virginia Intermediate Municipal Bond Fund	64

Note 6. Portfolio Information

For the six month period ended September 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Columbia Short Term Municipal Bond Fund	$552,903,457	$369,586,986
Columbia California Intermediate Municipal Bond Fund	30,629,862	9,865,590
Columbia Georgia Intermediate Municipal Bond Fund	17,410,699	10,705,280
Columbia Maryland Intermediate Municipal Bond Fund	14,250,263	8,595,000
Columbia North Carolina Intermediate Municipal Bond Fund	23,699,422	16,653,891

	Purchases	Sales
Columbia South Carolina Intermediate Municipal Bond Fund	$43,246,012	$15,608,385
Columbia Virginia Intermediate Municipal Bond Fund	20,223,294	12,373,677

Note 7. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2008, Columbia Short Term Municipal Bond Fund borrowed under these arrangements. The average daily loan balance outstanding on days where borrowing existed was $4,000,000 at a weighted average interest rate of 3.00%.

Note 8. Shares of Beneficial Interest

As of September 30, 2008, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint

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investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Short Term Municipal Bond Fund	83.3
Columbia California Intermediate Municipal Bond Fund	85.9
Columbia Georgia Intermediate Municipal Bond Fund	83.5
Columbia Maryland Intermediate Municipal Bond Fund	79.8
Columbia North Carolina Intermediate Municipal Bond Fund	80.2
Columbia South Carolina Intermediate Municipal Bond Fund	69.3
Columbia Virginia Intermediate Municipal Bond Fund	82.9

As of September 30, 2008, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia California Intermediate Municipal Bond Fund	1	5.5

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 9. Significant Risks and Contingencies

Concentration of Credit Risk

Each of the Funds holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At September 30, 2008, private insurers who insured greater than 5% of the total net assets of the Funds were as follows:

Columbia Short Term Municipal Bond Fund
Insurer	% of Total Net Assets
Financial Guaranty Insurance Co.	8.0
Financial Security Assurance, Inc.	8.0
Ambac Assurance Corp.	7.4
MBIA Insurance Corp.	6.5

Columbia California Intermediate Municipal Bond Fund
Insurer	% of Total Net Assets
Ambac Assurance Corp.	15.8
Financial Security Assurance, Inc.	14.3
Financial Guaranty Insurance Co.	13.5
MBIA Insurance Corp.	9.3

Columbia Georgia Intermediate Municipal Bond Fund
Insurer	% of Total Net Assets
Financial Security Assurance, Inc.	20.8
MBIA Insurance Corp.	19.2
Ambac Assurance Corp.	9.5
Financial Guaranty Insurance Co.	5.8

Columbia Maryland Intermediate Municipal Bond Fund
Insurer	% of Total Net Assets
Financial Guaranty Insurance Co.	13.6
Financial Security Assurance, Inc.	7.1
Ambac Assurance Corp.	7.0
MBIA Insurance Corp.	5.3

156

Municipal Bond Funds

September 30, 2008 (Unaudited)

Columbia North Carolina Intermediate Municipal Bond Fund
Insurer	% of Total Net Assets
MBIA Insurance Corp.	12.7
Financial Security Assurance, Inc.	9.4
Financial Guaranty Insurance Co.	9.2
Ambac Assurance Corp.	7.9

Columbia South Carolina Intermediate Municipal Bond Fund
Insurer	% of Total Net Assets
Financial Security Assurance, Inc.	25.0
MBIA Insurance Corp.	10.0
Ambac Assurance Corp.	9.3
Assured Guaranty Corp.	7.6

Columbia Virginia Intermediate Municipal Bond Fund
Insurer	% of Total Net Assets
MBIA Insurance Corp.	18.0
Financial Security Assurance, Inc.	11.0

At September 30, 2008, MBIA Insurance Corp., Financial Guaranty Insurance Co., Ambac Assurance Corp., Financial Security Assurance, Inc. and Assured Guaranty Corp. were rated by Standard & Poors AA, B, AA, AAA and AAA, respectively.

Sector Focus Risk

Certain Funds may focus their investments in certain sectors, subjecting them to greater risk than a fund that is less focused.

Non-Diversified Risk

Columbia Maryland Intermediate Municipal Bond Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

A Fund’s municipal holdings may include obligations of issuers that rely in whole or in part for payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry or region.

Tax Development Risk

Each Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial

157

Municipal Bond Funds

September 30, 2008 (Unaudited)

measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 10. Business Combinations and Mergers

On March 28, 2008, Short-Term Tax-Exempt Securities Fund, a series of Excelsior Tax-Exempt Funds Inc., merged into Columbia Short Term Municipal Bond Fund. Columbia Short Term Municipal Bond Fund received a tax-free transfer of assets from Short-Term Tax-Exempt Securities Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
9,476,089	$97,847,055	$1,177,841

[1]	Unrealized appreciation is included in the Net Assets Received.

158

Municipal Bond Funds

September 30, 2008 (Unaudited)

Net Assets of Columbia Short Term Municipal Bond Fund Prior to Combination	Net Assets of Short-Term Tax-Exempt Securities Fund Immediately Prior to Combination	Net Assets of Columbia Short Term Municipal Bond Fund Immediately After Combination
$466,423,839	$97,847,055	$564,270,894

On March 28, 2008, California Short-Intermediate Term Tax-Exempt Income Fund, a series of Excelsior Tax-Exempt Funds Inc., merged into Columbia California Intermediate Municipal Bond Fund. Columbia California Intermediate Municipal Bond Fund received a tax-free transfer of assets from California Short-Intermediate Term Tax-Exempt Income Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
5,066,126	$48,045,319	$290,869

Net Assets of Columbia California Intermediate Municipal Bond Fund Prior to Combination	Net Assets of California Short- Intermediate Term Tax- Exempt Income Fund Immediately Prior to Combination	Net Assets of Columbia California Intermediate Municipal Bond Fund Immediately After Combination
$170,156,721	$48,045,319	$218,202,040

[1]	Unrealized appreciation is included in the Net Assets Received.

Note 11. Subsequent Events

On October 16, 2008, the uncommitted and committed lines of credit discussed in Note 7 were terminated and amended, respectively. The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and its borrowing limit set forth in its registration statement. Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% and the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

159

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160

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Municipal Bond Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Municipal Bond Funds

Semiannual Report, September 30, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/156182-0908 (11/08) 08/63269

Semiannual Report

September 30, 2008

Columbia Daily Cash Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message – Columbia Daily Cash Reserves

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund. As we’ve seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It’s important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■

Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■	News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■	Monthly and quarterly performance information.
■

Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■	Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you’ll receive secured, 24-hour access to*:

■	Mutual fund account details with balances, dividend and transaction information
■	Fund Tracker to customize your homepage with current net asset values for the funds that interest you
■	On-line transactions including purchases, exchanges and redemptions
■	Account maintenance for updating your address and dividend payment options
■	Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

*	Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Understanding Your Expenses – Columbia Daily Cash Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/08 – 09/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Trust Class	1,000.00	1,000.00	1,011.58	1,023.46	1.61	1.62	0.32

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Daily Cash Reserves

September 30, 2008 (Unaudited)

		Par ($)	Value ($)
Commercial Paper (a) – 48.9%
Barton Capital Corp.	2.75% 11/14/08	8,000,000	7,973,111
	6.10% 10/01/08	20,000,000	20,000,000

Cancara Asset Securitisation LLC, Discount Note	2.86% 10/09/08	20,000,000	19,987,289

Charta Corp.	2.97% 01/16/09	45,000,000	44,602,762

Citigroup Funding, Inc.	2.87% 11/24/08	30,000,000	29,870,850

CRC Funding LLC	2.75% 11/03/08	15,000,000	14,962,188
	2.76% 11/04/08	40,000,000	39,895,733

Fairway Finance LLC	2.52% 10/24/08	35,000,000	34,943,650
	2.70% 10/24/08	10,000,000	9,982,750

Falcon Asset Securitization Co. LLC	2.65% 10/10/08	15,000,000	14,990,063

Gemini Securitization Corp. LLC	2.75% 11/24/08	10,000,000	9,958,750

Gotham Funding Corp., Discount Note	2.80% 10/08/08	23,000,000	22,987,478

JPMorgan Chase & Co.	2.65% 11/03/08	45,000,000	44,890,687

Jupiter Securitization Co. LLC	5.50% 10/01/08	30,000,000	30,000,000

	Total Commercial Paper (Cost of $345,045,311)		345,045,311

Certificates of Deposit (b) – 23.6%
Bank of Tokyo Mitsubishi Ltd. NY	2.85% 10/07/08	15,000,000	15,000,000

BNP Paribas	2.75% 10/08/08	15,000,000	15,000,000

Royal Bank of Scotland PLC NY	2.79% 11/06/08	50,000,000	50,000,000

Societe Generale NY	2.82% 11/19/08	30,000,000	30,000,000
	2.85% 10/08/08	17,000,000	17,000,000

Svenska Handelsbanken NY	2.75% 12/15/08	40,000,000	40,000,828

	Total Certificates of Deposit (Cost of $167,000,828)		167,000,828

Repurchase Agreements – 27.7%
	Repurchase agreement with Barclays Capital, dated 09/30/08, due 10/01/08, at 2.000%, collateralized by U.S. Government Agency Obligations with various maturities to 12/14/18, market value $168,476,325 (repurchase proceeds $165,181,176)	165,172,000	165,172,000

	Repurchase agreement with Barclays Capital, dated 09/30/08, due 10/01/08, at 7.250%, collateralized by an asset backed security maturing 11/23/50, market value $31,500,000 (repurchase proceeds $30,006,042)	30,000,000	30,000,000

	Total Repurchase Agreements (cost of $195,172,000)		195,172,000

	Total Investments – 100.2% (cost of $707,218,139) (c)		707,218,139

	Other Assets & Liabilities, Net – (0.2)%		(1,477,181)

	Net Assets – 100.00%		705,740,958

Notes to Investment Portfolio:

(a)	The rate shown represents the discount rate at the date of purchase.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(c)	Cost for federal income tax purposes is $707,218,139.

See Accompanying Notes to Financial Statements.

2

Statement of Assets and Liabilities – Columbia Daily Cash Reserves

September 30, 2008 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	512,046,139
	Repurchase agreements, at cost approximating value	195,172,000

	Total investments	707,218,139
	Cash	102
	Receivable for:
	Fund shares sold	22,957
	Interest	691,373
	Expense reimbursement due from investment advisor	126,446
	Other assets	62,104

	Total Assets	708,121,121

Liabilities	Payable for:
	Fund shares repurchased	626,277
	Distributions	1,263,088
	Investment advisory fee	184,020
	Administration fee	61,190
	Transfer agent fee	4,821
	Pricing and bookkeeping fees	13,079
	Custody fee	8,768
	Legal fee	56,410
	Shareholder administration fees	73,616
	Other liabilities	88,894

	Total Liabilities	2,380,163

	Net Assets	705,740,958

Net Assets Consist of	Paid-in capital	706,149,205
	Overdistributed net investment income	(14)
	Accumulated net realized loss	(408,233)

	Net Assets	705,740,958

	Shares outstanding	706,353,767
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

3

Statement of Operations – Columbia Daily Cash Reserves

For the Six Months Ended September 30, 2008 (Unaudited)

		($)
Investment Income	Interest	14,348,825
	Dividends	9,466

	Total Investment Income	14,358,291

Expenses	Investment advisory fee	1,366,887
	Administration fee	751,253
	Shareholder servicing fee	83,397
	Shareholder administration fees	444,834
	Transfer agent fee	17,866
	Pricing and bookkeeping fees	74,933
	Trustees’ fees	37,704
	Custody fee	11,063
	Other expenses	55,474

	Total Expenses	2,843,411

	Fees waived or expenses reimbursed by investment advisor and/or its affiliates	(1,116,835)
	Custody credits	(2,897)

	Net Expenses	1,723,679

	Net Investment Income	12,634,612

Net Realized Loss on Investments	Net realized loss	(350,295)

	Net Increase Resulting from Operations	12,284,317

See Accompanying Notes to Financial Statements.

4

Statement of Changes in Net Assets – Columbia Daily Cash Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2008 ($) (a)(b)	Year Ended March 31, 2008 ($)
Operations	Net investment income	12,634,612	52,413,889
	Net realized loss on investments	(350,295)	(14,500)

	Net Increase Resulting from Operations	12,284,317	52,399,389

Distributions to Shareholders	From net investment income:
	Trust Class	(12,634,613)	(25,628,357)
	Institutional Shares	—	(26,813,103)

	Total Distributions to Shareholders	(12,634,613)	(52,441,460)

	Net Capital Share Transactions	(421,789,400)	(129,153,862)

	Net Decrease in Net Assets	(422,139,696)	(129,195,933)

Net Assets	Beginning of period	1,127,880,654	1,257,076,587
	End of period	705,740,958	1,127,880,654
	Overdistributed net investment income at end of period	(14)	(13)

(a)	On May 5, 2008, the Predecessor Fund’s Shares Class reorganized into the Fund’s Trust Class. The financial information of the Trust Class shares includes the financial information of the Predecessor Fund’s Shares class.

(b)	On May 5, 2008, the Predecessor Fund’s Institutional Shares Class was reorganized into the Fund’s Trust Class.

See Accompanying Notes to Financial Statements.

5

Statement of Changes in Net Assets – Capital Stock Activity

	(Unaudited) Six Months Ended September 30, 2008 (a)(b)		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Trust Class
Subscriptions	1,347,638,520	1,347,638,520	1,886,171,528	1,886,171,528
Exchanged in connection with reorganization	528,950,624	528,945,890	—	—
Distributions reinvested	2,440,807	2,440,807	2,948,909	2,948,918
Redemptions	(1,761,162,140)	(1,761,162,140)	(1,945,378,466)	(1,945,378,468)

Net Increase (Decrease)	117,867,811	117,863,077	(56,258,029)	(56,258,022)

Institutional Shares
Subscriptions	338,495,765	338,495,765	4,472,414,579	4,472,414,579
Exchanged in connection with reorganization	(528,950,624)	(528,945,890)	—	—
Distributions reinvested	311,005	311,005	10,828,953	10,828,953
Redemptions	(349,513,357)	(349,513,357)	(4,556,139,372)	(4,556,139,372)

Net Decrease	(539,657,211)	(539,652,477)	(72,895,840)	(72,895,840)

(a)	On May 5, 2008, the Predecessor Fund’s Shares Class reorganized into the Fund’s Trust Class. The financial information of the Trust Class shares includes the financial information of the Predecessor Fund’s Shares class.

(b)	On May 5, 2008, the Predecessor Fund’s Institutional Shares Class was reorganized into the Fund’s Trust Class.

See Accompanying Notes to Financial Statements.

6

Financial Highlights – Columbia Daily Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2008		Year Ended March 31,
Trust Class (a)			2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.01	(b)	0.04 (b)	0.05 (b)	0.03 (b)	0.01 (b)	0.01
Net realized and unrealized gain (loss) on investments	—	(c)	— (c)	— (c)	— (c)	— (c)	—

Total from Investment Operations	0.01		0.04	0.05	0.03	0.01	0.01

Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	1.16	%(f)	4.38%	4.81%	3.27%	1.29%	0.66%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.32	%(h)	0.54%	0.55%	0.53%	0.46%	0.45%
Waiver/Reimbursement	0.21	%(h)	0.12%	0.13%	0.16%	0.24%	0.28%
Net investment income (g)	2.30	%(h)	4.29%	4.69%	3.21%	1.28%	0.67%
Net assets, end of period (000’s)	$705,741		$588,234	$644,514	$1,032,384	$1,105,053	$1,141,562

(a)	On May 5, 2008, the Shares class shares of Money Fund, a series of Excelsior Funds, Inc., were exchanged for Trust Class shares in connection with the reorganization of Money Fund into the Fund.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

7

Notes to Financial Statements – Columbia Daily Cash Reserves

September 30, 2008 (Unaudited)

Note 1. Organization

Columbia Daily Cash Reserves (the “Fund”), a series of Columbia Funds Series Trust (the “Trust”), is a diversified portfolio. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

On May 5, 2008, the Fund acquired all of the assets and liabilities of Money Fund (the “Predecessor Fund”), a series of Excelsior Funds, Inc. (“Excelsior Fund”), pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

The Predecessor Fund offered two classes of shares: Shares and Institutional Shares. Each class of shares was offered continuously at net asset value. As part of the reorganization, Shares class and Institutional Shares class shares of the Predecessor Fund were exchanged for Trust Class shares of the Fund. After the reorganization, the financial information of the Trust Class shares includes the financial information of the Shares class shares of the Predecessor Fund. Excelsior Fund was organized as a Maryland Corporation and was registered under the 1940 Act as an open-end management investment company. Excelsior Fund was authorized to issue up to 42.5 billion shares of common stock with a par value of $0.001 per share and was authorized to offer 5 billion shares of the Predecessor Fund. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Fund offers one class of shares: Trust Class shares. Trust Class shares are offered continuously at net asset value. The Trust may issue an unlimited number of Trust Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain ratios have been reclassified on the Financial Highlights to conform to the current period financial statement presentation. The changes have no effect on the ratios. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008 the Predecessor Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

■	Level 1 – quoted prices in active markets for identical securities

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Columbia Daily Cash Reserves

September 30, 2008 (Unaudited)

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	707,218,139	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$707,218,139	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, generally receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

The Fund offers one class of shares. All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to the class of the Fund on a daily basis for purposes of determining the net asset value of the class. Income and expenses were allocated to the class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the net assets of the class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the

9

Columbia Daily Cash Reserves

September 30, 2008 (Unaudited)

capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$52,441,460

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of March 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$ 8,823
2012	23,975
2014	4,889
2015	2,912
Total	$40,599

The Predecessor Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 (“FIN 48”) effective September 28, 2007. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund’s financial statements and no cumulative effect adjustments were recorded. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee at the annual rate of 0.25% of the Fund’s average daily net assets.

UST Advisers, Inc. (“USTA”), a wholly-owned subsidiary of BOA, was the investment advisor to the Predecessor Fund prior to May 5, 2008. For its services, USTA received a monthly investment advisory fee at the annual rate of 0.25% of the Predecessor Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of

10

Columbia Daily Cash Reserves

September 30, 2008 (Unaudited)

0.15% of the Fund’s average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Columbia has voluntarily agreed to waive administration fees payable by the Fund at the annual rate of 0.05% of the average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Prior to May 5, 2008, Columbia served as the administrator of the Predecessor Fund and was entitled to receive an administration fee based on the combined aggregate average daily net assets of the Predecessor Fund and certain other affiliated funds at the annual rates listed below, less the fees payable by the Predecessor Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $200 million	0.200%
Next $200 million	0.175%
In excess of $400 million	0.150%

Columbia voluntarily agreed to waive administration fees for the Predecessor Fund at the annual rate of 0.05% of average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Prior to May 5, 2008, the Predecessor Fund was party to the State Street Agreements, under the same terms as discussed above.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to May 5, 2008, the Predecessor Fund was party to the Services Agreement, under the same terms as discussed above.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Prior to May 5, 2008, the Transfer Agent served in the same capacity for the Predecessor Fund and received a fee for its services of $17.00 per open account.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund’s shares. Prior to May 5, 2008, the Distributor served in the same capacity for the Predecessor Fund.

11

Columbia Daily Cash Reserves

September 30, 2008 (Unaudited)

Effective May 5, 2008, the Fund has adopted a shareholder administration plan (“Administration Plan”) for the Trust Class shares. Under the Administration Plan, the Fund pays a monthly shareholder administration fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund’s Trust Class shares. These fees are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide.

Shareholder Servicing Fees

Prior to May 5, 2008, the Predecessor Fund entered into shareholder servicing agreements with various service organizations which included USTA. The Predecessor Fund was permitted to pay a fee of up to 0.25% and 0.15% of the average daily net assets of the Predecessor Fund’s Shares class and Institutional Shares class, respectively, held by each service organization’s customers to such organizations for providing shareholder and administrative services to their customers who held shares of the Predecessor Fund.

For the six month period ended September 30, 2008, the amount charged to the Predecessor Fund by affiliates included on the Statement of Operations under “Shareholder Servicing Fees” aggregated $131,832.

Fee Waivers and Expense Reimbursements

Columbia has contractually agreed to waive fees and/or reimburse the Fund through February 28, 2009, for certain expenses so that total annual fund operating expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, will not exceed 0.20% annually of the Fund’s average daily net assets. Effective upon the expiration date of February 28, 2009, the annual expense limitation of 0.20% of average daily net assets will convert to a voluntary waiver. This arrangement may be modified or terminated by the Advisor at any time.

Columbia and/or the Distributor is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense limitations in effect at the time of recovery.

At September 30, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of Potential Recovery Expiring March 31, 2012	Total Potential Recovery	Amount Recovered During the Six Month Period Ended 9/30/08
$1,038,880	$1,038,880	$—

Prior to May 5, 2008, USTA contractually agreed to waive fees or reimburse expenses of the Predecessor Fund through July 31, 2008, so that the expenses incurred by the Predecessor Fund (exclusive of interest, taxes and certain non-routine expenses), would not exceed the annual rates of 0.55% and 0.30% for Shares class and Institutional Shares class, respectively.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

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Columbia Daily Cash Reserves

September 30, 2008 (Unaudited)

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit, provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual administration fee of $10,000. The administration fee is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2008, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of September 30, 2008, one shareholder held 89.2% of the Fund’s shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and

13

Columbia Daily Cash Reserves

September 30, 2008 (Unaudited)

consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG SunAmerica Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 9. Subsequent Events

The United States Department of the Treasury has created a temporary guarantee program (the “Program”) for money market mutual funds registered in the United States under the 1940 Act. On October 1, 2008, the Board of Trustees approved the participation of the Fund in the Program, and the Fund is participating in the Program.

Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to a $1.00, a “guarantee event”) and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program is in effect through December 18, 2008, unless extended.

Effective November 3, 2008, Columbia and the Distributor have voluntarily agreed to waive or reimburse certain expenses and fees to the extent necessary in order to maintain a minimum annualized net yield of 0.01% for the Fund. This arrangement may be modified or discontinued by Columbia and the Distributor at any time.

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16

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Daily Cash Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

17

Columbia Daily Cash Reserves

Semiannual Report, September 30, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/156283-0908 (11/08) 08/64272

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	November 26, 2008